APRIL 29, 2011
MFS® REGATTA CHOICE PROSPECTUS

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals. The contracts and certificates described in this Prospectus are no longer available for sale.

You may choose among a number of variable investment options and, when available, fixed interest options. Currently no fixed interest options are available other than those included in our dollar-cost averaging program. (See “Other Programs.”) The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following fund options of the MFS® Variable Insurance Trust II (the “Funds”):

Large-Cap Equity Funds	Specialty/Sector Equity Funds
MFS® Blended Research® Core Equity Portfolio, Service Class	MFS® Technology Portfolio, Service Class
MFS® Core Equity Portfolio, Service Class	MFS® Utilities Portfolio, Service Class
MFS® Growth Portfolio, Service Class	Asset Allocation Fund
MFS® Massachusetts Investors Growth Stock	MFS® Total Return Portfolio, Service Class
Portfolio, Service Class	Global Asset Allocation Fund
MFS® Value Portfolio, Service Class	MFS® Global Tactical Allocation Portfolio - Service Class
Mid-Cap Equity Fund	Money Market Fund
MFS® Mid Cap Growth Portfolio, Service Class	MFS® Money Market Portfolio, Service Class
Small-Cap Equity Fund	Intermediate-Term Bond Funds
MFS® New Discovery Portfolio, Service Class	MFS® Bond Portfolio, Service Class
International/Global Equity Funds	MFS® Government Securities Portfolio, Service Class
MFS® Global Growth Portfolio, Service Class	Multi-Sector Bond Fund
MFS® Global Research Portfolio, Service Class	MFS® Strategic Income Portfolio, Service Class
MFS® International Growth Portfolio, Service Class	High Yield Bond Fund
MFS® International Value Portfolio, Service Class	MFS® High Yield Portfolio, Service Class
MFS® Research International Portfolio, Service Class	World Bond Fund
Emerging Markets Equity Fund	MFS® Global Governments Portfolio, Service Class
MFS® Emerging Markets Equity Portfolio, Service Class

Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS® Variable Insurance Trust II.

We have filed a Statement of Additional Information dated April 29, 2011 (the “SAI”) with the Securities and Exchange Commission (the “SEC”), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 46 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below or by telephoning (800) 752-7216. In addition, you can inspect and copy all of our filings at the SEC's public reference facilities at: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC will provide copies by mail for a fee. The SEC also has a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Please read this Prospectus and the Trust prospectus carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

Any reference in this Prospectus to receipt by us means receipt at the following address: SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

TABLE OF CONTENTS

SPECIAL TERMS [INSERT PAGE NUMBER]
PRODUCT HIGHLIGHTS [INSERT PAGE NUMBER]
FEES AND EXPENSES [INSERT PAGE NUMBER]
EXAMPLE [INSERT PAGE NUMBER]
CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]
THE ANNUITY CONTRACT [INSERT PAGE NUMBER]
COMMUNICATING TO US ABOUT YOUR CONTRACT [INSERT PAGE NUMBER]
Electronic Account Information [INSERT PAGE NUMBER]
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) [INSERT PAGE NUMBER]
THE VARIABLE ACCOUNT [INSERT PAGE NUMBER]
VARIABLE ACCOUNT OPTIONS: THE MFS® VARIABLE INSURANCE TRUST II [INSERT PAGE NUMBER]
THE FIXED ACCOUNT [INSERT PAGE NUMBER]
THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS [INSERT PAGE NUMBER]
Guarantee Periods [INSERT PAGE NUMBER]
Guaranteed Interest Rates [INSERT PAGE NUMBER]
Early Withdrawals [INSERT PAGE NUMBER]
THE ACCUMULATION PHASE [INSERT PAGE NUMBER]
Issuing Your Contract [INSERT PAGE NUMBER]
Amount and Frequency of Purchase Payments [INSERT PAGE NUMBER]
Allocation of Net Purchase Payments [INSERT PAGE NUMBER]
Your Account [INSERT PAGE NUMBER]
Your Account Value [INSERT PAGE NUMBER]
Variable Account Value [INSERT PAGE NUMBER]
Fixed Account Value [INSERT PAGE NUMBER]
Transfer Privilege [INSERT PAGE NUMBER]
Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates [INSERT PAGE NUMBER]
Other Programs [INSERT PAGE NUMBER]
WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT [INSERT PAGE NUMBER]
Cash Withdrawals [INSERT PAGE NUMBER]
Withdrawal Charge [INSERT PAGE NUMBER]
Types of Withdrawals Not Subject to Withdrawal Charge [INSERT PAGE NUMBER]
Market Value Adjustment [INSERT PAGE NUMBER]
CONTRACT CHARGES [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Administrative Expense Charge [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Charges for Optional Death Benefits [INSERT PAGE NUMBER]
Premium Taxes [INSERT PAGE NUMBER]
Fund Expenses [INSERT PAGE NUMBER]
Modification in the Case of Group Contracts [INSERT PAGE NUMBER]
DEATH BENEFIT [INSERT PAGE NUMBER]
Amount of Death Benefit [INSERT PAGE NUMBER]
The Basic Death Benefit [INSERT PAGE NUMBER]
Optional Death Benefits [INSERT PAGE NUMBER]
Spousal Continuance [INSERT PAGE NUMBER]
Calculating the Death Benefit [INSERT PAGE NUMBER]
Method of Paying Death Benefit [INSERT PAGE NUMBER]
Non-Qualified Contracts [INSERT PAGE NUMBER]
Selection and Change of Beneficiary [INSERT PAGE NUMBER]
Payment of Death Benefit [INSERT PAGE NUMBER]
Due Proof of Death [INSERT PAGE NUMBER]
THE INCOME PHASE - ANNUITY PROVISIONS [INSERT PAGE NUMBER]
Selection of the Annuitant or Co-Annuitant [INSERT PAGE NUMBER]
Selection of the Annuity Commencement Date [INSERT PAGE NUMBER]
Annuity Options [INSERT PAGE NUMBER]
Selection of Annuity Option [INSERT PAGE NUMBER]
Amount of Annuity Payments [INSERT PAGE NUMBER]
Transfer of Variable Annuity Units [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Annuity Payment Rates [INSERT PAGE NUMBER]
Annuity Options as Method of Payment for Death Benefit [INSERT PAGE NUMBER]
OTHER CONTRACT PROVISIONS [INSERT PAGE NUMBER]
Exercise of Contract Rights [INSERT PAGE NUMBER]
Change of Ownership [INSERT PAGE NUMBER]
Voting of Fund Shares [INSERT PAGE NUMBER]
Reports to Owners [INSERT PAGE NUMBER]
Substitution of Securities [INSERT PAGE NUMBER]
Change in Operation of Variable Account [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Discontinuance of New Participants [INSERT PAGE NUMBER]
Reservation of Rights [INSERT PAGE NUMBER]
Right to Return [INSERT PAGE NUMBER]
TAX CONSIDERATIONS [INSERT PAGE NUMBER]
U.S. Federal Income Tax Considerations [INSERT PAGE NUMBER]
Puerto Rico Tax Provisions [INSERT PAGE NUMBER]
ADMINISTRATION OF THE CONTRACT [INSERT PAGE NUMBER]
DISTRIBUTION OF THE CONTRACT [INSERT PAGE NUMBER]
AVAILABLE INFORMATION [INSERT PAGE NUMBER]
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE [INSERT PAGE NUMBER]
STATE REGULATION [INSERT PAGE NUMBER]
LEGAL PROCEEDINGS [INSERT PAGE NUMBER]
FINANCIAL STATEMENTS [INSERT PAGE NUMBER]
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION [INSERT PAGE NUMBER]
APPENDIX A - GLOSSARY [INSERT PAGE NUMBER]
APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES, AND THE MARKET VALUE ADJUSTMENT [INSERT PAGE NUMBER]
APPENDIX C - CALCULATION OF BASIC DEATH BENEFIT [INSERT PAGE NUMBER]
APPENDIX D - OPTIONAL DEATH BENEFIT EXAMPLES [INSERT PAGE NUMBER]
APPENDIX E - PREVIOUSLY AVAILABLE INVESTMENT OPTIONS [INSERT PAGE NUMBER]
APPENDIX F - CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the capitalized terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these capitalized terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a capitalized term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

MFS Regatta Choice provides a number of important benefits for your retirement planning.  During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more of the Variable Account options or, if available, the Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing one or more of the optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase.  Currently, there is no minimum amount required for additional Purchase Payments.  However, we reserve the right to limit additional Purchase Payments to at least $1,000.  We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts, each of which invests in a separate securities portfolio of the MFS® Variable Insurance Trust II, an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company (“MFS®”), serves as the investment adviser to the Trust. The investment returns on the Funds are not guaranteed. You can make or lose money. You may also transfer among the Funds and, if available, the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

From time to time, we make Fixed Account options available. When we do, you can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the available Guarantee Periods. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted. On January 31, 2011, we stopped accepting any new investments (Purchase Payments and transfers) into any Guarantee Periods, other than in connection with our dollar-cost averaging program.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Account Years, if your Account Value is less than $75,000 on your Account Anniversary, we deduct a $35 Annual Account Fee. After the fifth Account Year, we may increase the fee, but it will never exceed $50. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.00% of the average daily value of the Contract invested in the Variable Account, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. We also deduct an administrative charge at an annual rate of 0.15% of the average daily value of the Contract invested in the Variable Account. If you annuitize before your eighth Account Anniversary, we will deduct, during the Income Phase, an additional charge equal to an annual rate of 0.25% of your daily Annuity Unit value.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a “contingent deferred sales charge”) starts at 7% and declines to 0% after the Purchase Payment has been in the Contract for seven years.

Currently, you can make 12 free transfers each year. However, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefits, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from an annual rate of 0.15% to 0.40% of the average daily value of your Contract depending upon which optional death benefit(s) you elect.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

During the Income Phase, the total insurance charges are deducted on a daily basis at an annual rate of 1.15% of your Account Value invested in the Variable Account (1.00% if your initial Purchase Payment was $1,000,000 or more). If your Annuity Commencement Date is within seven years of the Contract Date, the annual insurance charges will be increased by 0.25%.

Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing one or more of the optional death benefits available in your state. If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. You must make your election before the date on which your Contract becomes effective. The optional death benefits are only available if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charges and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This “free withdrawal amount” equals 15% of the amount of all Purchase Payments you have made in the first Account Year. For all other Account Years, the “free withdrawal amount” equals the amount of all Purchase Payments made and not withdrawn prior to the last seven Account Years plus the greater of (1) your Contract’s earnings, minus any free withdrawals taken during the life of your Contract or (2) 15% of the amount of all Purchase Payments made during the last seven Account Years (including the current year) minus any free withdrawals taken during the current Account Year. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under “Market Value Adjustment”). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a “free look” provision. If you cancel your Contract within 10 days after receiving it (or later if required by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request in good order. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59½ when you take money out, you may be charged a 10% federal tax penalty on taxable amounts.

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contract, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, MA 02481
Toll Free (800) 752-7216
www.sunlife.com/us

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments withdrawn):	7%[1]

Number of Complete Account Years Since Purchase Payment has been in the Account	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7 or more

Withdrawal Charge	7%	7%	6%	6%	5%	4%	3%	0%

Maximum Fee Per Transfer (currently $0):	$15[2]

Premium Taxes (as a percentage of Account Value or total Purchase Payments):	0% - 3.5%[3]

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 50[4]

Variable Account Annual Expenses
(as a percentage of average daily net Variable Account assets)

Mortality and Expense Risk Charge:	1.00%[5]
Administrative Expense Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.15%

Charges for Optional Death Benefits

Death Benefits Currently Available[6]	Fee as a % of Variable Account Value
Earnings Enhancement Benefit (“EEB”)	0.15%
Maximum Anniversary Account Value (“MAV”)	0.15%
5% Premium Roll-Up (“5% Roll-Up”)	0.15%
Earnings Enhancement Benefit Plus (“EEB Plus”)	0.25%
MAV combined with EEB (“MAV” and “EEB”)	0.25%
EEB combined with 5% Roll-Up (“EEB” and “5% Roll-Up”)	0.25%
MAV combined with 5% Roll-Up (“MAV” and “5% Roll-Up”)	0.25%
Earnings Enhancement Benefit Plus with MAV (“EEB Plus MAV”)	0.40%
Earnings Enhancement Benefit Plus with 5% Roll-Up (“EEB Plus 5% Roll-Up”)	0.40%
MAV combined with 5% Roll-Up and EEB (“MAV” and “EEB” and “5% Roll-Up”)	0.40%

Maximum Annual Charge for an Optional Death Benefit (as a percentage of Variable Account Value):	0.40%

Total Variable Account Annual Expenses (1.15%) with Maximum Charges for an Optional Death Benefit (0.40%):	1.55%

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.84%	1.80%

The expenses shown, which include any acquired fund fees and expenses, are those incurred for the year ended December 31, 2010, and were provided by the Funds. We have not independently verified the accuracy of the Fund expense information. Current or future expenses may be greater or less than those shown. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the Fund prospectuses.

[1]
A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for seven Account Years, it may be withdrawn free of the withdrawal charge. (See “Withdrawal Charge.”)

[2]
Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See “Transfer Privilege.”)

[3]
The premium tax rate and base vary by your state of residence and the type of Contract you own. Currently, we may deduct premium taxes from Account Value upon full surrender (including surrender for the death benefit) or annuitization. (See “Premium Taxes.”)

[4]
The Annual Account Fee is currently $35. After the fifth Account Year, the fee may be changed, but it will never be greater than $50. The fee is waived if 100% of your Account Value has been allocated only to the Fixed Account during the entire Account Year or if your Account Value is $75,000 or more on your Account Anniversary. (See “Account Fee.”)

[5]
If your initial Purchase Payment is $1,000,000 or more, the mortality and expense risk charge will be 0.85% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risk charge and the administrative expenses charge will never be greater than 1.15% of average daily net Variable Account assets, regardless of the amount of your initial Purchase Payment. If you annuitize prior to your eighth Account Anniversary, however, we will deduct an additional charge equal to 0.25% of your daily Account Value. (See “Mortality and Expense Risk Charge.”)

[6]	The optional death benefits are defined under “Death Benefit.” The charge varies depending upon the optional death benefit(s) selected.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for an optional death benefit (EEB and MAV and 5% Roll-Up, EEB Plus MAV, or EEB Plus with 5% Roll-Up). If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $35,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$954	$1,598	$2,258	$3,752

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$348	$1,059	$1,793	$3,752

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$348	$1,059	$1,793	$3,752

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contract.”

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (“Variable Accumulation Units”) is included in the back of this Prospectus as Appendix F.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Participant of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as “Participants” and we address all Participants as “you”; we use the term “Contracts” to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as “your” Account or a “Participant Account.”

Your Contract provides a number of important benefits for your retirement planning.

•
It has an Accumulation Phase and an Income Phase. During  the Accumulation Phase, you make Purchase Payments under the Contract and allocate them to one or more of the Variable Account options or, if available, the Fixed Account options. During the Income Phase, we make annuity payments based on the amount you have accumulated. Annuity payments can be fixed or variable. When you choose variable options, you assume the investment risk. When you choose fixed options, we assume the investment risk.

•
It also has tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax deferral without the need for purchasing an annuity contract.

•
It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefits and paying an additional charge for each optional death benefit you elect.

•	If you so elect, during the Income Phase, it provides annuity payments to you or someone else for life or for another period that you choose.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as “Qualified Contracts,” and all other Contracts as “Non-Qualified Contracts.” A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

COMMUNICATING TO US ABOUT YOUR CONTRACT

You may submit transaction requests or otherwise communicate with us in writing or by telephone. All materials sent to us, including Purchase Payments, must be sent to our mailing address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7216. In addition, the authorized registered representative of the broker-dealer of record may submit transfer requests on your behalf in writing, by telephone, or over the Internet on our broker website. To use the broker website, the registered representative must first consent to our online terms of use. (See “Requests for Transfers” under “Transfer Privilege.”)

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our mailing address or at (800) 752-7216. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time. In some cases, receipt of financial transactions by the broker-dealer of record will be deemed to be constructive receipt by us. This would include only cases where we have a specific agreement with the broker-dealer that provides for this treatment and the broker-dealer electronically forwards to us the request promptly after the end of the Business Day on which it receives the request in good order. In such cases, financial transactions received by us in good order will be priced that Business Day, provided the broker-dealer received the request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. For information about whether we have this type of arrangement with your broker-dealer, you may call us at the above number.

Certain methods of contacting us, such as by telephone or over the Internet, may be unavailable or delayed. Any computer or telephone system (including yours, ours, and your registered representative’s) can experience delays or outages that may delay or prevent us from processing your request. While we have taken reasonable precautions to allow our systems to accommodate heavy usage, we do not guarantee access or reliability under all circumstances. If you experience delays or an outage, you may submit your request to us in writing to our mailing address, as set forth at the beginning of this Prospectus.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

Electronic Account Information

Contract Owners may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. To enroll in this optional electronic delivery service Contract Owners must register and log on to our Internet customer website at https://customerlink.sunlife-usa.com. First-time users of this website can enroll in this electronic delivery service by selecting “eDeliver Documents” when registering to use the website. If you are already a registered user of this website, you can enroll in the electronic delivery service by logging on to your account and selecting “eDeliver Documents” on the “Update Profile” page. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may obtain more information and assistance at the above-mentioned internet location or by writing us at our mailing address or by telephone at (800) 752-7216.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. The address for our Executive Office is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. The assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct. All obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company and, as such, are subject to the claims of the Company’s creditors.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund of the MFS® Variable Insurance Trust II (the “Trust”). All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefits, and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE MFS® VARIABLE INSURANCE TRUST II

The MFS® Variable Insurance Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company (“MFS®”), serves as the investment adviser to the Series Fund.

The Trust is composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Trust are issued in a number of investment options (each, a “Fund”), each corresponding to one of the portfolios. Additional portfolios may be added to the Trust which may or may not be available for investment by the Variable Account.

Each Fund pays fees to MFS®, as its investment adviser, for services rendered pursuant to investment advisory agreements. MFS® also serves as investment adviser to each of the funds in the MFS Family of Funds®, and to certain other investment companies established by MFS® and/or us. MFS® Institutional Advisors, Inc., a wholly-owned subsidiary of MFS®, provides investment advice to substantial private clients. MFS® and its predecessor organizations have a history of money management dating from 1924. MFS® operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS®. We undertake no obligation in this regard.

MFS® may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund’s portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between the Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Trust also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Trust. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Trust’s Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Trust and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Trust prospectus. You should read the Trust prospectus carefully before investing. The statement of additional information of the Trust is available by calling us at (800) 752-7216.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

Guarantee Periods

You may elect one or more Guarantee Period(s) from those we make available from time to time. When available, we may offer Guarantee Periods of different durations; however, we may stop offering some or all Guarantee Periods at any time. Once we stop offering a Guarantee Period of a particular duration, allocations or transfers into that Guarantee Period will not be permitted.

Effective January 31, 2011, we stopped accepting any additional amounts for allocation to certain Guarantee Periods, regardless of when the Contract was issued. Under this change, all Guarantee Periods were closed to new amounts from:

●	initial or subsequent Purchase Payments you may make, except for Purchase Payments that you allocate to our dollar-cost averaging program;

●	transfers of Account Value into a Guarantee Period from any other Guarantee Period or Sub-Account; and

●	any other new allocation of money.

Any of your Account Value held in a Guarantee Period on January 31, 2011, will not be affected by our closing the Guarantee Periods to new amounts. At the end of that Guarantee Period, unless you instruct us otherwise, we will automatically renew your Guarantee Period allocation into a new Guarantee Period of the same duration as the last Guarantee Period. (See “Renewals” under “Fixed Account Value.”) Although we have the discretion to once again make new Guarantee Periods available for new allocations, we do not have any current intention to do so.

Because we are not currently offering new Guarantee Periods in connection with our Secured Future Program, that program is no longer available to those who are not already participating in it. (See “Secured Future Program” under “Other Programs.”)

Guaranteed Interest Rates

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early Withdrawals

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Purchase Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the “Covered Person” dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within two Business Days of receiving your completed Application, in good order. If your Application is not in good order, we will notify you. If we do not have the necessary information to complete the Application within five Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is in good order. Once the Application is in good order, we will then apply the Purchase Payment within two Business Days.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, unless we have given our approval in advance, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for Purchase Payments we receive with or after we have received notice of the change until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see “Premium Taxes”). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the two components of your Contract: the Variable Account portion of your Contract (“Variable Account Value”) and the Fixed Account portion of your Contract (“Fixed Account Value”). These two components are calculated separately, as described below under “Variable Account Value” and “Fixed Account Value.”

Variable Account Value

Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is generally 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a “Business Day.” The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor, which we call the Net Investment Factor, which represents the net return on the Sub-Account’s assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account’s Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus the applicable asset-based charge for certain optional benefit riders.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates. Guarantee Periods may not always be available for allocation. (See “Fixed Account Options: The Guarantee Periods.”)

Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis. You can find out about our current Guaranteed Interest Rates by calling us at (800) 752-7216.

Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:

●	written notice electing a different Guarantee Period from among those we then offer, or

●	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract. (See “Transfer Privilege.”)

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the next available Guarantee Period.

Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to its Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

Transfer Privilege

Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

●	you may not make more than 12 transfers in any Account Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

●	at least 30 days must elapse between transfers to and from Guarantee Periods;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below. (See “Short-Term Trading.”)

These restrictions do not apply to transfers made under any optional program. (See “Other Programs.”)

We reserve the right to waive these restrictions and exceptions at any time, as discussed under “Short-Term Trading,” or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before its Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described under “Withdrawals, Withdrawal Charges, and Market Value Adjustment.” We will notify you of any change in writing prior to its effectiveness. Under current law, there is no tax liability for transfers.

Requests for Transfers

You, your authorized registered representative of the broker-dealer of record, or another authorized third party may request transfers in writing or by telephone. Registered representatives of broker-dealer firms that have entered into selling agreements with us may, on behalf of their clients, submit transfer requests electronically over the Internet on our broker website. To use this electronic transfer service, a registered representative must agree to our online terms of use. You can contact us by telephone at (800) 752-7216 to identify broker-dealers with registered representatives that use this service.

If a written, telephone, or electronic transfer request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be priced that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We have established procedures reasonably designed to confirm that instructions communicated to us by telephone or electronically are genuine. These procedures may require any person requesting a transfer made by telephone or electronically to provide personal identifying information. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

We reserve the right to deny any and all transfer requests made by telephone or electronically and to require that certain transfer requests be submitted in writing. A transfer request may be denied if it is not in good order or if it does not comply with the terms of our short-term trading policy or the trading policy of a fund involved in the transfer. If an electronic or a telephone transfer request is denied, we will immediately notify you and your authorized registered representative.

We also reserve the right to suspend, modify, restrict, or terminate the telephone or electronic transfer privilege at any time. Your ability (or the ability of your authorized registered representative or another authorized third party) to request transfers by telephone and/or electronically may also be limited due to circumstances beyond our control, such as during system outages or periods of high volume.

A transfer request will be priced at the Variable Accumulation Unit value next determined at the close of the Business Day if we receive your transfer request, in good order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be priced on the next Business Day.

No more than one transfer request of Account Values may be made on the same Business Day regardless of whether the request is made by you, your authorized registered representative, or another authorized third party, and regardless of whether the request is submitted in writing, by telephone, or electronically. The Company has established reasonable procedures for handling multiple transfer requests received on the same Business Day, including processing the first transfer request received in good order on a Business Day (unless otherwise cancelled in accordance with the cancellation procedures described in the next paragraph).

You, your authorized registered representative, or another authorized third party may cancel a transfer request by contacting us by telephone at (800) 752-7216 before the end of the Business Day during which the transfer request was submitted. We may also permit your authorized registered representative to request cancellation of a transfer request electronically over the Internet, provided we receive the electronic request before the end of the Business Day during which the transfer request was submitted.

Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Participants and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Participants or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Participants. Short-term trading can increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies.

The Company has policies and procedures to limit the number and frequency of transfers of Account Value. The Company also reserves the right to charge a fee for transfers to discourage frequent trading. In no event will the total charge assessed in connection with a transfer, that includes this fee as well as any charge that we may assess on a permitted transfer of Account Value among Sub-Accounts (see “Permitted Transfers”), exceed the maximum fee per transfer presented in the table of “Fees and Expenses” in this Prospectus.

Short-term trading activities whether by the Participant or a third party authorized to initiate transfer requests on behalf of Participant(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges (including transfers to and from the Fixed Account) more narrowly than the policies described under “Permitted Transfers,” such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Account Values on behalf of multiple Participants at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Participant be equal to 100% of that Participant’s value in the Sub-Account. In the last situation, we will not transfer any of the Sub-Account value. Instead, we will deem the request not in good order and immediately notify you.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:

●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Participants to certain risks. The short-term trading could increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Participants could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Funds’ Shareholder Trading Policies

In addition to the restrictions that we impose (as described under “Permitted Transfers” and “Short-Term Trading”), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund’s shares. These policies (the “Funds’ Shareholder Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds’ Shareholder Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Shareholder Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund’s Shareholder Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund’s Shareholder Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund’s Shareholder Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under “Permitted Transfers” and under “Short-Term Trading.” Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the administrative service fee or the annual Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (“Eligible Employees”) and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see “Withdrawals, Withdrawal Charges and Market Value Adjustment.”

Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 transfers per year allowed under the section entitled “Transfer Privilege.”

Dollar-Cost Averaging

You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.)

Dollar-cost averaging allows you to invest gradually, over time. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned. If you elected to participate in dollar-cost averaging when you purchased your Contract, then all future Purchase Payments will be allocated to dollar-cost averaging, unless you specify otherwise.

Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the $1,000 minimum investment limit.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the dollar-cost averaging program.

Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes, such as equity funds, fixed income funds, and money market funds, depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

We have no discretionary authority or control over your investment decisions. We do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. You may request a copy of this brochure by calling us at (800) 752-7216. We may add or delete programs in the future.

Our asset allocation programs are “static” programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose. While we will not alter the Sub-Account allocation percentages used in any asset allocation model, your asset allocation model and allocation weightings could be affected by mergers, liquidations, fund substitutions or closures.

You will not be provided with information regarding the periodic updates to models that we may offer to new Contract purchasers.Any, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Participants who elect an asset allocation program on or after that date. Participants of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will process them automatically. Under the Interest Out Program, we automatically pay you or reinvest interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us or other means approved by us.

Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

No transfers to or from any Guarantee Period are permitted while this program is in effect.

Secured Future Program

Under the Secured Future Program, at issue, we divide your initial Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your initial Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen. The Secured Future Program is subject to availability. Your Secured Future Program terminates at the end of the Guarantee Period and is not renewable into a new Guarantee Period. The Secured Future Program is not available when Guarantee Periods are not being offered. (See “The Fixed Account Options: The Guarantee Periods.”)

WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our mailing address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see “Withdrawal Charge”), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment. (See “Market Value Adjustment.”) Withdrawals also may have adverse income tax consequences, including a 10% penalty tax. (See “Tax Considerations.”) You should carefully consider these tax consequences before requesting a cash withdrawal.

Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will pay you the amount specified in your request adjusted by any applicable charges and/or Market Value Adjustment and then reduce the value of your Account by the amount of the withdrawal.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Withdrawals may significantly reduce the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit by an amount that is greater than the amount of the withdrawal, depending on the circumstances. Accordingly, you should refer to the more detailed discussions of the optional death benefit riders that appear elsewhere in this Prospectus for information about the effects that withdrawals will have on those benefits.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal (i.e., a surrender of your Contract).

Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

●	when the New York Stock Exchange is closed (except weekends and holidays) or when the SEC determines trading on the New York Stock Exchange is restricted;

●
when the SEC determines that an emergency exists and that it is not reasonably practical (i) to dispose of securities held in the Variable Account or (ii) to determine the value of the net assets of the Variable Account; or

●	when an SEC order permits us to defer payment for the protection of Participants.

If, pursuant to SEC rules, the Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Money Market Sub-Account until the Fund is liquidated. We also may defer payment of amounts you withdraw from the Fixed Account for up to six months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See “Tax Considerations - Tax-Sheltered Annuities.”)

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a “contingent deferred sales charge”) on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value, which we call the “free withdrawal amount,” before incurring the withdrawal charge.

For convenience in discussing free withdrawal amounts, we refer to Purchase Payments made during the last seven Account Years, including the current Account Year, as “New Payments,” and we refer to Purchase Payments made before the last seven Account Years as “Old Payments.”

For the first Account Year, the free withdrawal amount is equal to 15% of the amount of all Purchase Payments you have made. For all other Account Years, the free withdrawal amount is equal to the greater of:

●	your Contract’s earnings (defined below), minus any free withdrawals taken during the life of your Contract, or

●	15% of the amount of all New Payments minus any free withdrawals taken during the current Account Year.

Your Contract’s earnings are equal to:

●	your Account Value, minus

●	all Purchase Payments made plus

●	all partial withdrawals and charges taken.

For an example of how we calculate the “free withdrawal amount,” see Appendix B.

Withdrawal Charge on Purchase Payment

If you withdraw more than the free withdrawal amount, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of New Payments withdrawn. Thus, the maximum amount on which we will impose the withdrawal charge will never exceed the total of New Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

Order of Withdrawal

When you take a withdrawal, we liquidate your Contract in the following order:

(1)	the free withdrawal amount, and

(2)	unliquidated payments on a first-in, first-out basis.

Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Purchase Payment, but not the Account Year in which you withdraw it. Each Purchase Payment begins a new 7-year period and moves down the declining surrender charge scale as shown below at each Account Anniversary. Purchase Payments received during the current Account Year will be charged 7%, if withdrawn. On your next scheduled Account Anniversary, that Purchase Payment, along with any other Purchase Payments made during that Account Year, will be considered to be in their second Account Year and will have a 7% withdrawal charge. On the next Account Anniversary, these Purchase Payments will move into their third Account Year and will have a withdrawal charge of 6%. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account. The withdrawal charge scale is as follows:

Number of Account Years Purchase
Payment Has Been in Your Account	Withdrawal Charge
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than two Account Years but less than three will be 6%, regardless of the issue date of the Contract. You may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your Account.

The withdrawal charge will never be greater than 7% of the Purchase Payments you make under your Contract.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

Nursing Home Waiver

We will waive the withdrawal charge for a full withdrawal if:

●	the nursing home waiver is approved in the state of issue;

●	at least one year has passed since we issued your Contract,

●	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

●	your confinement to an eligible nursing home began after your Issue Date.

An “eligible nursing home” means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine. To find out where the nursing home waiver is approved, you can call us at (800) 752-7216.

Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

Other Withdrawals

We do not impose withdrawal charges:
•	on amounts you apply to provide an annuity;
•	on amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program;
•	on amounts we pay as a death benefit, except under the Cash Surrender method;
•	on amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account; or
•	on any amounts transferred as a part of an optional program.

Market Value Adjustment

Market Value Adjustments only apply to Contracts investing in the Fixed Account and are only applicable to Contracts that have allocated money to the Fixed Account Guarantee Period options that we make available from time to time.

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal in duration to the number of complete years remaining in your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

(1 + I	)	N/12	- 1
1 + J + b

where:

I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J
is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b
is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The “b” factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. In Account Years 1 through 5, the annual Account Fee is $35. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:

●	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

●	your Account Value is $75,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account during both the Accumulation Phase and the Income Phase. During the Accumulation Phase, this charge is deducted at an annual effective rate equal to 0.15% of your average daily Variable Account Value. During the Income Phase, this charge is included as part of the total insurance charges deducted from Annuity Unit values. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.00%, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. However, if you annuitize your Contract prior to your eighth Contract Anniversary, we will deduct an additional 0.25% during the Income Phase to offset the increased mortality risk during this phase.

We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract’s Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders will exceed the amount of the charges we deduct for those riders; and (4) the risk that the annual Account Fee and the administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

Charges for Optional Death Benefits

If you elect an optional death benefit, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which optional death benefit(s) you elect. The effective annual percentage rates of these charges are set out below.

% of Variable
Optional Death Benefits*	Account Value
“EEB”	0.15%
“MAV”	0.15%
“5% Roll-Up”	0.15%
“EEB” and “MAV”	0.25%
“EEB” and “5% Roll-Up”	0.25%
“MAV” and “5% Roll-Up”	0.25%
“EEB Plus”	0.25%
“EEB” and “MAV” and “5% Roll-Up”	0.40%
“EEB Plus MAV”	0.40%
“EEB Plus 5% Roll-Up”	0.40%
* As defined under “Optional Death Benefits.”

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and expenses deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Participants. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a “Death Benefit Date.” The Death Benefit Date is the date we receive proof of the death of the Covered Person in an acceptable form (“Due Proof of Death”) if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary’s election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)
your total Purchase Payments (adjusted for partial withdrawals) as of the Death Benefit Date. See “Calculating the Death Benefit.” A withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefits

Subject to availability in your state, you may enhance the “Basic Death Benefit” by electing one or more of the following optional death benefits. You must make your election before your Contract Date. You will pay a charge for each optional death benefit you elect. (For a description of these charges, see “Charges for Optional Death Benefits.”) The optional death benefits are available only if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after the Contract is issued. The death benefit under all of optional death benefits will be adjusted for all partial withdrawals as described in this Prospectus under the heading “Calculating the Death Benefit.” For examples of how the death benefit is calculated under the optional death benefits, see Appendix D.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional deathbenefit to you. Please refer to “Impact of Optional Death Benefits” under “TAX CONSIDERATIONS” for more information regarding tax issues that you should consider before electing an optional death benefit.

Maximum Anniversary Account Value (“MAV”)

Under MAV, the death benefit will be the greater of:

●	the amount payable under the basic death benefit above, or

●
your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

5% Premium Roll-Up (“5% Roll-Up”)

Under 5% Roll-Up, the death benefit will be the greater of:

●	the amount payable under the basic death benefit above, or

●	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:

●	the first day of the month following your 80th birthday, or

●	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

Earnings Enhancement Benefit (“EEB”)

If you elect the EEB death benefit, your death benefit will be the amount payable under the basic death benefit, plus the “EEB amount.” Calculated as of your Death Benefit Date, the “EEB amount” is determined as follows:

●
If you are 69 or younger on your Contract Date, the “EEB amount” will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 40% of the Net Purchase Payments made prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the “EEB amount” will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 25% of the Net Purchase Payments prior to your death.

Earnings Enhancement Benefit Plus (“EEB Plus”)

If you elect the EEB Plus death benefit, your death benefit will be the amount payable under the basic death benefit, plus the “EEB Plus amount.” Calculated as of the Death Benefit Date, the “EEB Plus amount” is determined as follows:

●
If you are 69 or younger on your Contract Date, the “EEB Plus amount” will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 100% of the Net Purchase Payments made prior to your death. After the 7th Account Year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the “EEB Plus amount” will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 40% of the Net Purchase Payments made prior to your death. After the 7th Account Year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

Earnings Enhancement Benefit Plus with MAV (“EEB Plus MAV”)

If you elect EEB Plus MAV, your death benefit will be the death benefit payable under the MAV optional death benefit plus the “EEB Plus MAV amount.” Calculated as of your Death Benefit Date, the “EEB Plus MAV amount” is as follows:

●
If you are 69 or younger on your Contract Date, the “EEB Plus MAV amount” will be 40% of the difference between the death benefit payable under the MAV death benefit and your Net Purchase Payments, up to a cap. The cap is 100% of Net Purchase Payments made prior to your death. After your 7th Account Year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the “EEB Plus MAV amount” will be 25% of the difference between the death benefit payable under the MAV death benefit and your Net Purchase Payments, up to a cap. The cap is 40% of Net Purchase Payments made prior to your death. After your 7th Account Year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

Earnings Enhancement Benefit Plus with 5% Roll-Up (“EEB Plus 5% Roll-Up”)

If you elect the EEB Plus 5% Roll-Up death benefit, your death benefit will be the death benefit payable under the 5% Roll-Up Rider plus the “EEB Plus 5% Roll-Up amount.” Calculated as of your Death Benefit Date, the “EEB Plus 5% Roll-Up amount” is determined as follows:

●
If you are 69 or younger on your Contract Date, the “EEB Plus 5% Roll-Up amount” will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap. The cap is 100% of Net Purchase Payments made prior to your death. After your 7th Account Year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the “EEB Plus 5% Roll-Up amount” will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap. The cap is 40% of Net Purchase Payments made prior to your death. After your 7th Account Year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

Selecting Multiple Death Benefit Riders

The MAV death benefit, the 5% Roll-Up death benefit, and the EEB death benefit can be combined. If you elect more than one of these three optional death benefits, your death benefit will be calculated as follows:

●	MAV combined with 5% Roll-Up: The death benefit will equal the greater of the death benefit under MAV and the death benefit under 5% Roll-Up.

●
MAV combined with EEB: The death benefit will equal the death benefit under MAV, plus the “EEB amount.” The “EEB amount” is calculated using the Account Value before the application of the MAV optional death benefit.

●
EEB combined with 5% Roll-Up: The death benefit will equal the death benefit under 5% Roll-Up, plus the “EEB amount.” The “EEB amount” is calculated using the Account Value before the application of the 5% Roll-Up death benefit.

●
MAV,  5% Roll-Up  and EEB: The death benefit will equal the greater of the death benefit under MAV or the death benefit under 5% Roll-Up , plus the “EEB amount.” The “EEB amount” is calculated using the Account Value before the application of the 5% Roll-Up and the MAV death benefits.

The EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up optional death benefits are designed to be “comprehensive” benefits and may not be combined with each other or with any of the other death benefits.

Spousal Continuance

If you are the Covered Person and your spouse is the Beneficiary, upon your death, your spouse may elect to continue the Contract as the Participant and Covered Person, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract’s Account Value will be equal to your Contract’s death benefit amount, as defined under the “Basic Death Benefit” or any optional death benefit you have selected. All Contract provisions, including any optional death benefits you have selected (subject to the optional death benefit age restriction), will continue as if your surviving spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your surviving spouse’s age on the original effective date of the Contract will be used. Upon surrender or annuitization, this increased amount to the surviving spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the “Basic Death Benefit” or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.A withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the “Basic Death Benefit” or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the “Basic Death Benefit.” Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If a surviving spouse, as the named Beneficiary, elects to continue the Contract after the Covered Person’s death, the surviving spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period, if we are then currently offering Fixed Account options.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under “The Income Phase - Annuity Provisions.”

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our mailing address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within five years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the “designated beneficiary” within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the “designated beneficiary.” If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see “Spousal Continuance.”

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within seven days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person’s death:

●	an original certified copy of an official death certificate;

●	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

●	any other proof we find satisfactory.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading “Annuity Options,” and you cannot change the Annuity Option selected. (Also, a Beneficiary receiving payments after the Annuitant’s death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under “Annuity Options.”) You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the “Payee.” If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

●	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

●
The latest possible Annuity Commencement Date is the first day of the month following the Annuitant’s 95th birthday (“maximum Annuity Commencement Date”) or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date by sending us written notice, in a form acceptable to us, with the following additional limitations:

●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70½ (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70½).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant’s estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate of 3%; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate of 3%. If the Annuitant dies during the period selected, the remaining income payments are made as described above for the payments to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8, & 9-year period certain options are not available during your first seven Account Years unless (a) you or your Beneficiary are selecting this Annuity Option to be used as the method of payment for the death benefit and (b) your Beneficiary’s life expectancy on the date of the first payment exceeds the selected period.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You must specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

●	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account’s Variable Accumulation Units for Annuity Units upon which we will assess annual insurance charges of 1.15% of your average daily Annuity Unit values (1.00% if your initial Purchase Payment was $1,000,000 or more). If your Annuity Commencement Date is within seven years of the Contract Date, the annual insurance charges will be increased by 0.25%. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the “annuity payment rates” in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See “Annuity Payment Rates.”

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests a transfer among Sub-Accounts). However, the dollar amount of the next Variable Annuity payment, which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit value for the Valuation Period ending just before the date of the payment, will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable annuity payment rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 2.5% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. (See “Annuity Payment Rates.”)

Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Transfer of Variable Annuity Units

During the Income Phase, the Annuitant may transfer Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. Any such transfers may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the “Funds’ Shareholder Trading Policies”). The applicability of the Funds’ Shareholder Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this Prospectus under “Funds’ Shareholder Trading Policies.” For the reasons discussed there, you should review and comply with each Fund’s Shareholder Trading Policies, which are disclosed in the Funds’ current prospectuses.

To make a transfer, the Annuitant sends us, at our mailing address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to transfer and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the transfer would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the transfer request.

Before transferring Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only transfers among Sub-Accounts. No transfers to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

Annuity payment rates are the rates we use to determine the dollar amount of an annuity payment under each Annuity Option. The Contracts contain annuity payment rate schedules for each Annuity Option described in this Prospectus. These schedules show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 2.5% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see “Other Contract Provisions - Modification”).

The annuity payment rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the annuity payment rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the covered person’s death before the Income Phase, as described under the “Death Benefit” section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership may affect the availability of optional death benefit riders or the expenses incurred with the optional death benefit riders.

Voting of Fund Shares

To the extent required by law, we will vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract in which the Owner has reserved this right. During the Income Phase, the Payee (that is, the Annuitant or Beneficiary entitled to receive benefits) is the person having the right to give voting instructions.

Before a vote of the shareholders of a Fund occurs, each person with voting interests in the Fund will receive voting materials from us. We will ask those persons to instruct us on how to vote and to return their respective voting instructions to us in a timely manner. Each such person is permitted to cast votes based on the dollar value of the shares of each Fund that we hold for your Contract in the corresponding Sub-Account. We calculate this value based on the number of Variable Accumulation Units or Variable Annuity Units allocated to your Contract as of the date set by the Fund and the value of each Variable Accumulation Unit or Variable Annuity Unit on that date. We count fractional votes.

We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from person(s) with voting interests in the Fund. Because of this method of proportional voting, a small number of persons with voting interests in the Fund may determine the outcome of a shareholder vote. If, however, we determine that we are permitted to vote the Fund shares in our own right, then we may do so.

Note: Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular retirement plan and under the Investment Company Act of 1940. Employees who contribute to retirement plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such retirement plans may also provide the additional extent, if any, to which an Owner shall follow voting instructions of persons with rights under those plans. If no voting instructions are received from any such person with respect to a particular Contract, the Owner may instruct us as to how to vote the number of Fund shares for which instructions may be given.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, and transfers (excluding dollar-cost averaging transfers). Such confirmations will be sent within two business days after the transaction occurs.

In addition, within five business days after each calendar quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last calendar quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, interest credited on fixed accounts, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

If you have enrolled in the electronic delivery service and consented to receive documents electronically, we will send you an email at the address you provided notifying you when we have posted your confirmations, statements, and reports on our website.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. You will receive notice of any such Fund changes that affect your Contract by a supplement to this Prospectus.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may supplement this Prospectus to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract. Any changes we make by splitting or combining Variable Accumulation Unit values must comply with federal securities laws and regulations.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification is consistent with federal securities laws and regulations and: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see “Change in Operation of Variable Account”); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may supplement this Prospectus to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any two or more variable accounts or Sub-Accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may supplement this Prospectus and make appropriate endorsement to the Contract as necessary to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our mailing address, as shown on the cover of this Prospectus, within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity (“IRA”), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a “ten day free-look,” notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a “Qualified Contract.” If your annuity is independent of any formal retirement or pension plan, it is termed a “Non-Qualified Contract.” The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see “Puerto Rico Tax Considerations.”

Taxation of Non-Qualified Contracts

Deductibility of Purchase Payments. For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the “investment in the contract” for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

Pre-Distribution Taxation of Contracts. Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an “immediate annuity”, which the Internal Revenue Code (the “Code”) defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts. The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a “full surrender”), the taxable portion will equal the amount you receive less the “investment in the contract” (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

Annuity Payments. A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee’s expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

Penalty Tax on Certain Withdrawals. A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59½, to distributions pursuant to the death or disability of the Participant, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above). Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a qualified tax professional with regard to exceptions from the penalty tax.

Taxation of Death Benefit Proceeds. Death benefits paid upon the death of a Participant are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the contract is not affected by the Participant’s or Annuitant’s death, i.e., the investment in the Contract must still be determined by reference to the Participant’s investment in the contract. Special mandatory distribution rules also apply after the death of the Participant when the beneficiary is not the surviving spouse of the Participant.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant other than the Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a qualified tax professional as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment.

Taxation of Qualified Contracts

“Qualified Contracts” are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax- deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan’s specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Pension and Profit-Sharing Plans. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self- employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities (“TSA”).

Effective October 1, 2008, we stopped issuing any new TSAs, including Texas Optional Retirement Program annuities. We no longer accept any additional Purchase Payments to any previously issued TSAs.

The Internal Revenue Service’s (“IRS”) comprehensive TSA regulations are generally effective January 1, 2009, and these regulations, subsequent IRS guidance, and/or the terms of an employer’s TSA plan impose new restrictions on TSAs, including restrictions on (1) the availability of hardship distributions and loans, (2) TSA exchanges within the same employer’s TSA plan, and (3) TSA transfers to another employer’s TSA plan. You should consult with a qualified tax professional about how the regulations affect you and your TSA.

If TSAs are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when you attain age 59½, have a severance from employment with the employer, die or become disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. Financial hardship withdrawals (as well as certain other premature withdrawals) are fully taxable and will be subject to a 10% federal income tax penalty, in addition to any applicable Contract withdrawal charge. Under certain circumstances the 10% federal income tax penalty will not apply if the withdrawal is for medical expenses. A financial hardship withdrawal may not be repaid once it is taken.

The IRS’s TSA regulations provide that TSA financial hardship withdrawals will be subject to the IRS rules applicable to hardship distributions from 401(k) plans. Specifically, if you have not terminated your employment or reached age 59½, you may be able to withdraw a limited amount of monies if you have an immediate and heavy financial need and the withdrawal amount is necessary to satisfy such financial need. An immediate and heavy financial need may arise only from:

●	deductible medical expenses incurred by you, your spouse, or your dependents;
●	payments of tuition and related educational fees for the next 12 months of post-secondary education for you, your spouse, or your dependents;
●	costs related to the purchase of your principal residence (not including mortgage payments);
●	payment necessary to prevent eviction from your principal residence or foreclosure of the mortgage on your principal residence;
●	payments for burial or funeral expenses for your parent, spouse, children, or dependents; or
●	expenses for the repair of damage to your principal residence that would qualify for the federal income tax casualty deduction.

You will be required to represent in writing to us (1) that your specified immediate and heavy financial need cannot reasonably be relieved through insurance or otherwise, by liquidation of your assets, by ending any contributions you are making under your TSA plan, by other distributions and nontaxable loans under any of your qualified plans, or by borrowing from commercial sources and (2) that your requested withdrawal amount complies with applicable law, including the federal tax law limit. And, unless your TSA was issued prior to September 25, 2007 and the only payments you made to such TSA were TSA funds you transferred directly to us from another TSA carrier (a “90-24 Transfer TSA”), your TSA employer also may need to agree in writing to your hardship request.

If your TSA contains a provision that permits loans, you may request a loan but you will be required to represent in writing to us that your requested loan amount complies with applicable law, including the federal tax law limit. And, unless your TSA is a 90-24 Transfer TSA, your TSA employer also may need to agree in writing to your loan request.

TSAs, like IRAs, are subject to required minimum distributions under the Code. TSAs are unique, however, in that any account balance accruing before January 1, 1987 (the “pre-1987 balance”) needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular TSA plan, you may be entitled to transfer or exchange all or a portion of your TSA to one or more alternative funding options within the same or different TSA plan. You should consult the documents governing your TSA plan and your plan administrator for information as to such investment alternatives. If you wish to transfer/exchange your TSA, you will be able to do so only if the issuer of the new TSA certifies to us that the transfer/exchange is permissible under the TSA regulations and the applicable TSA plan. Your TSA employer also may need to agree in writing to your transfer/exchange request.

Individual Retirement Accounts and Annuities. Individual Retirement Accounts and Annuities (“IRAs”), as defined in Section 408 of the Code, permit eligible individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. In addition, certain distributions from some other types of retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless an exception applies. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Aannuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled “Right to Return.” If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Roth Individual Retirement Arrangements. Section 408A of the Code permits certain eligible individuals to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you roll over from or convert a traditional IRA Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract’s account balance. Thus, you should consult with a qualified tax professional prior to any conversion.  Distributions from a Roth IRA are generally not taxed, except that once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Distributions and Withdrawals from Qualified Contracts. In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59½, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an IRA and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution; or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may be able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

Withholding. In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, a non-surviving-spouse Beneficiary may elect a direct rollover only to a so-called inherited IRA. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Impact of Optional Death Benefit Riders

Qualified Contracts. If your Contract is a Qualified Contract other than a Roth IRA, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70½ or, for non-IRAs, the date of retirement instead of age 70½ if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract’s value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.

For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account’s RMD calculations.

The IRS’s RMD regulations provide that the annual RMD amount is to be calculated based on the Contract’s Account Value as of 12/31 plus “the actuarial present value of any additional benefits” that are provided under your Contract (such as optional death benefits) which is also calculated as of 12/31. When we notify you yearly of the RMD amount, we will inform you if the calculation included the actuarial present value of any additional benefits since such inclusion would have increased your RMD amount. Because of the above actuarial present value requirements, your initial election of a Contract’s optional benefit could cause your RMD amount to be higher than it would be without such an election.. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular Individual Retirement Annuity from that Annuity or from another IRA of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you convert such a traditional Annuity or Account to a Roth IRA (see “Roth Individual Retirement Arrangements”), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

For Qualified Contracts issued other than as Individual Retirement Annuities, (1) we do not calculate your annual RMD amount nor do we notify you of such amount and (2) you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value (including any actuarial present value of additional benefits discussed below) so that it can be used by the trustee or custodian in the Account’s RMD calculations.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and your information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity’s cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of “cash value” in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider, you should consult with a qualified tax professional as to the meaning of “cash value.”

Federal Defense of Marriage Act and Same-Sex Marriages

The Contract provides that, upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. Because of the Federal Defense of Marriage Act, all such Contract continuation rights are available only to a person who is defined as a “spouse” under such Act and that definition does not include a same-sex spouse. Thus, under current Federal law, if you are in a same-sex marriage, your spouse would not be able to exercise any of the Contract’s spousal continuation rights. You should consult a qualified tax professional for advice before purchasing a Contract and/or joint-life coverage under an optional living benefit.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%.  Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified professional to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a qualified tax professional with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

Puerto Rico Tax Provisions

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended and Section 1031.01 of the 2011 Internal Revenue Code for a New Puerto Rico, as amended (collectively the “Puerto Rico Code”). Under the current provisions of the Puerto Rico Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant’s aggregate premiums or other consideration paid.

The provisions of the Puerto Rico Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code. See the applicable text of this Prospectus under the heading “Federal Tax Status” dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S. source income that is subject to U.S. income tax withholding and reporting. Under “TAX CONSIDERATIONS”, see “Pre-Distribution Taxation of Contracts”, “Distributions and Withdrawals from Non-Qualified Contracts”, “Withholding” and “Non-Qualified Contracts”. You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

Contracts are sold by licensed insurance agents (“the Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms (“the Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA.

The Company (or its affiliate, for purposes of this section only, collectively, “the Company”), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Participant or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.50% of Purchase Payments, and 1.25% annually of the Participant’s Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. This compensation may be significant in amount and may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as “override” compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of the Company’s products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Contracts or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Company makes numerous forms of payments and engages in a variety of other activities that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by Selling Broker-Dealers and their registered representatives. Such payments and other activities may be significantly greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, our payments and other activities described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” During 2008, 2009, and 2010, approximately $20,403, $5,512, and $9,640, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts described in this Prospectus.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits. In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC’s public reference facilities at the following location: 100 F Street, N.E., Room 1024, Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC’s public reference room will also provide copies by mail for a fee. You may also find these materials on the SEC’s website (www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company’s Annual Report on Form 10-K for the year ended December 31, 2010 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Such insurance holding company legislation protects the Company’s ability to pay all guaranteed contract benefits. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable. A state’s assessment on insurers in connection with the state guaranty fund would not affect Sun Life’s obligation to pay guaranteed contract benefits. If an assessment were so large as to affect Sun Life’s own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow Sun Life to pay guaranteed contract benefits.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

Sun Life (U.S.), like other insurance companies, is involved in lawsuits, including class action lawsuits. Although the outcome of any litigation cannot be predicted with certainty, Sun Life (U.S.) believes that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company’s assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2010 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Assurance Company of Canada (U.S.)	2
Advertising and Sales Literature	2
Tax Deferred Accumulation	3
Calculations	4
Example of Variable Accumulation Unit Value Calculation	4
Example of Variable Annuity Unit Calculation	4
Example of Variable Annuity Payment Calculation	4
Distribution of the Contracts	4
Designation and Change of Beneficiary	4
Custodian	4
Independent Registered Public Accounting Firm	5
Financial Statements	5

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-business day, the previous business day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the “Accumulation Period” in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant’s death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the “designated beneficiary” for purposes of Section 72(s) of the Code in the event of the Participant’s death. Notwithstanding the foregoing, if there are Co-Participants of a Non-Qualified Contract, the surviving Co-Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY (“WE,” “US,” “SUN LIFE (U.S.)”): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

CONTRACT DATE: The date on which we issue your Contract. This is called the “Date of Coverage” in the Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. The Participant/Owner is the Covered Person unless there is a non-natural Owner, such as a trust, in which case the Annuitant is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person’s death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary’s election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant’s interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B -
WITHDRAWALS, WITHDRAWAL CHARGES, AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

				Free	Purchase Payment	Withdrawal
Account	Hypothetical	Annual	Cumulative	Withdrawal	Amount Subject to	Charge	Withdrawal
Year	Account Value	Earnings	Annual Earnings	Amount	Withdrawal Charge	Percentage	Charge Amount
(a) 1	$41,000	$1,000	$ 1,000	$ 6,000	$35,000	7.00%	$2,450
2	$45,100	$4,100	$ 5,100	$ 6,000	$39,100	7.00%	$2,737
3	$49,600	$4,500	$ 9,600	$ 9,600	$40,000	6.00%	$2,400
(b) 4	$52,100	$2,500	$12,100	$12,100	$40,000	6.00%	$2,400
5	$57,300	$5,200	$17,300	$17,300	$40,000	5.00%	$2,000
6	$63,000	$5,700	$23,000	$23,000	$40,000	4.00%	$1,600
7	$66,200	$3,200	$26,200	$26,200	$40,000	3.00%	$1,200
(c) 8	$72,800	$6,600	$32,800	$32,800	$ 0	0.00%	$ 0

(a)
The free withdrawal amount in any year is equal to the greater of (1) the Contract’s earnings that were not previously withdrawn, and (2) 15% of any Purchase Payments made in the last seven Account Years. In Account Year 1, the free withdrawal amount is $6,000, which equals 15% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $35,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $6,000.

(b)
In Account Year 4, the free withdrawal amount is $12,100, which equals the Contract’s cumulative earnings to date. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000.

(c)
In Account Year 8, the free withdrawal amount is $32,800, which equals the Contract’s cumulative earnings to date. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the Purchase Payment amount subject to withdrawal charges equals $0.

Partial Withdrawal Calculation

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of four partial withdrawals made during the fourth Account Year of $4,000, $9,000, $12,000, and $20,000.

					Remaining	Amount of
	Hypothetical				Free	Withdrawal			Hypothetical
	Account				Withdrawal	Subject to	Withdrawal	Withdrawal	Account
	Value Before		Cumulative	Amount of	Amount After	Withdrawal	Charge	Charge	Value After
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal
1	$41,000	$1,000	$ 1,000	$ 0	$6,000	$ 0	7.00%	$ 0	$41,000
2	$45,100	$4,100	$ 5,100	$ 0	$6,000	$ 0	7.00%	$ 0	$45,100
3	$49,600	$4,500	$ 9,600	$ 0	$9,600	$ 0	6.00%	$ 0	$49,600
(a) 4	$50,100	$ 500	$10,100	$ 4,000	$6,100	$ 0	6.00%	$ 0	$46,100
(b) 4	$46,900	$ 800	$10,900	$ 9,000	$ 0	$ 2,100	6.00%	$ 126	$37,900
(c) 4	$38,500	$ 600	$11,500	$12,000	$ 0	$11,400	6.00%	$ 684	$26,500
(d) 4	$26,900	$ 400	$11,900	$20,000	$ 0	$19,600	6.00%	$1,176	$ 6,900

(a)
In Account Year 4, the free withdrawal amount is $10,100, which equals the Contract’s cumulative earnings. The partial withdrawal amount of $4,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)
Since a partial withdrawal of $4,000 was taken, the remaining free withdrawal amount in Account Year 4 is $10,900 - $4,000 = $6,900. Therefore, $6,900 of the $9,000 withdrawal is not subject to a withdrawal charge, and $2,100 is subject to a withdrawal charge. Of the $13,000 withdrawn to date, $10,900 has been from the free withdrawal amount and $2,100 has been from Purchase Payments.

(c)
Since $10,900 of the two prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $11,500 - $10,900 = $600. Therefore, $600 of the $12,000 withdrawal is not subject to a withdrawal charge, and $11,400 is subject to a withdrawal charge. Of the $25,000 withdrawn to date, $11,500 has been from the free withdrawal amount and $13,500 has been from Purchase Payments.

(d)
Since $11,500 of the three prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $11,900 - $11,500 = $400. Therefore, $400 of the $20,000 withdrawal is not subject to a withdrawal charge, and $19,600 is subject to a withdrawal charge. Of the $45,000 withdrawn to date, $11,900 has been from the free withdrawal amount and $33,100 has been from Purchase Payments.

Note that if the $6,900 hypothetical Account Value after withdrawal was withdrawn, it would all be from deposits and subject to a withdrawal charge. The withdrawal charge would be 6% of $6,900, which equals $414. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

Part 2 - Fixed Account - Examples of the Market Value Adjustment (“MVA”)

The MVA Factor is:

(1 + I	)	N/12	- 1
1 + J + b

These examples assume the following:

●	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.
●	The date of surrender is 2 years from the Expiration Date (N = 24).
●	The value of the Guarantee Amount on the date of surrender is $11,910.16.
●	The interest earned in the current Account Year is $674.16.
●	No transfers or partial withdrawals affecting this Guarantee Amount have been made.
●	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

The MVA factor =	(1 + I )	N/12	- 1
	1 + J + b

=	(1 + .06)	24/12	- 1
	1 + .08

=	(.981) [2]	- 1

=	.963 - 1

=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge. For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor =	(1 + I )	N/12	- 1
	1 + J + b

=	(1 + .06)	24/12	- 1
	1 + .05

=	(1.010) [2]	- 1

=	1.019 - 1

=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge. For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19. $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C -
CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	= $ 80,000.00
Cash Surrender Value*	= $ 76,100.00
Purchase Payments	= $100,000.00
The Basic Death Benefit would therefore be:	$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	= $ 60,000.00
Cash Surrender Value*	= $ 56,365.00
Adjusted Purchase Payments**	= $ 75,000.00
The Basic Death Benefit would therefore be:	= $ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷Account Value before withdrawal) = $100,000.00 x ($60,000.00 ÷ $80,000.00).

APPENDIX D -
OPTIONAL DEATH BENEFIT EXAMPLES

CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$132,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

- plus -

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 40% of Adjusted Purchase Payments	=	$ 40,000
The lesser of the above two amounts = the EEB amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the owner’s 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 115,000
Cash Surrender Value*	=	$ 112,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore be		$ 115,000

- plus -

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 29,815
40% of the above amount	=	$ 11,926
Cap of 40% of Adjusted Purchase Payments	=	$ 34,074
The lesser of the above two amount = the EEB amount	=	$ 11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷ Account Value before withdrawal) = $100,000 x ($115,000 ÷ $135,000) = $85,185.

CALCULATION OF EEB AND MAV AND 5% ROLL-UP DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$132,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
Maximum Anniversary Value	=	$142,000
The Death Benefit Amount would therefore	=	$142,000

- plus -

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 40% of Adjusted Purchase Payments	=	$ 40,000
The lesser of the above two amounts = the EEB amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$132,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

- plus -

The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$132,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

- plus -

The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus MAV amount	=	$ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner’s 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$132,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

- plus -

The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus 5% Roll-up amount	=	$ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see “Full Withdrawals” under the subheading “Cash Withdrawals.”

APPENDIX E -
PREVIOUSLY AVAILABLE INVESTMENT OPTIONS

The variable Fund options shown in this prospectus are the “Service Class” shares of the MFS® Variable Insurance Trust II. The Service Class was first offered for sale on August 27, 2001. All Contracts purchased on or after that date are invested in the Service Class. Each Fund also has an “Initial Class” of shares. All Contracts purchased before August 27, 2001, are invested in the “Initial Class.”  The following Initial Class Funds are available to Owners of such Contracts:

Large-Cap Equity Funds	Specialty/Sector Funds
MFS® Blended Research® Core Equity Portfolio, Initial Class	MFS® Technology Portfolio, Initial Class
MFS® Core Equity Portfolio, Initial Class	MFS® Utilities Portfolio, Initial Class
MFS® Growth Portfolio, Initial Class	Asset Allocation Fund
MFS® Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS® Total Return Portfolio, Initial Class
MFS® Value Portfolio, Initial Class	Global Asset Allocation Fund
Mid-Cap Equity Fund	MFS® Global Tactical Allocation Portfolio, Initial Class
MFS® Mid Cap Growth Portfolio, Initial Class	Money Market Fund
Small-Cap Equity Fund	MFS® Money Market Portfolio, Initial Class
MFS® New Discovery Portfolio, Initial Class	Intermediate-Term Bond Funds
International/Global Equity Funds	MFS® Bond Portfolio, Initial Class
MFS® Global Growth Portfolio, Initial Class	MFS® Government Securities Portfolio, Initial Class
MFS® Global Research Portfolio, Initial Class	Multi-Sector Bond Fund
MFS® International Growth Portfolio, Initial Class	MFS® Strategic Income Portfolio, Initial Class
MFS® International Value Portfolio, Initial Class	High Yield Bond Fund
MFS® Research International Portfolio, Initial Class	MFS® High Yield Portfolio, Initial Class
Emerging Markets Equity Fund	World Bond Fund
MFS® Emerging Markets Equity Portfolio, Initial Class	MFS® Global Governments Portfolio, Initial Class

The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense rations. The “Total Annual Fund Operating Expenses” under the heading “FEES AND EXPENSES” and accompanying “EXAMPLE” associated with Initial Class expenses are shown below:

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.59%	1.55%

The expenses shown, which include any acquired fund fees and expenses, are those incurred for the year ended December 31, 2010, and were provided by the Funds. We have not independently verified the accuracy of the Fund expense information. Current or future expenses may be greater or less than those shown. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the Fund prospectuses.

EXAMPLE

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$930	$1,529	$2,145	$3,526

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$323	$986	$1,674	$3,526

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$323	$986	$1,674	$3,526

APPENDIX F -
CONDENSED FINANCIAL INFORMATION

The following information for REGATTA CHOICE should be read in conjunction with the Variable Account’s Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown. Subsequent values are shown for each period, unless there was no balance or transaction for the last day of the period, in which case no value is shown for the end of that period or the beginning of the next period.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year

MFS® Blended Research® Core Equity Portfolio I Class	01	2010	$8.5493	$ 9.8574	51,692
	01	2009	6.8942	8.5493	51,692
	01	2008	10.7060	6.8942	80,355
	01	2007	10.2074	10.7060	148,554
	01	2006	9.0996	10.2074	147,133
	01	2005	8.5338	9.0996	149,573
	01	2004	7.6975	8.5338	151,636
	01	2003	6.3299	7.6975	133,694
	01	2002	8.1167	6.3299	143,884
	01	2001	9.7298	8.1167	169,670

	02	2010	8.4275	9.7021	521,578
	02	2009	6.8063	8.4275	641,835
	02	2008	10.5855	6.8063	873,247
	02	2007	10.1080	10.5855	1,382,947
	02	2006	9.0247	10.1080	1,688,612
	02	2005	8.4763	9.0247	1,960,620
	02	2004	7.6573	8.4763	2,272,434
	02	2003	6.3064	7.6573	2,500,230
	02	2002	8.0989	6.3064	2,738,808
	02	2001	9.7233	8.0989	2,859,591

	03	2010	8.3473	9.6001	69,602
	03	2009	6.7483	8.3473	72,107
	03	2008	10.5061	6.7483	71,826
	03	2007	10.0423	10.5061	97,676
	03	2006	8.9751	10.0423	130,294
	03	2005	8.4382	8.9751	135,995
	03	2004	7.6306	8.4382	134,418
	03	2003	6.2908	7.6306	196,418
	03	2002	8.0871	6.2908	251,705
	03	2001	9.7190	8.0871	287,352

	04	2010	8.3073	9.5493	648,549
	04	2009	6.7195	8.3073	788,820
	04	2008	10.4664	6.7195	1,016,770
	04	2007	10.0095	10.4664	1,489,788
	04	2006	8.9503	10.0095	1,880,173
	04	2005	8.4192	8.9503	2,104,263
	04	2004	7.6173	8.4192	2,472,605
	04	2003	6.2830	7.6173	2,710,295
	04	2002	8.0811	6.2830	2,993,671
	04	2001	9.7168	8.0811	3,238,308

	05	2010	8.2280	9.4486	1,574,530
	05	2009	6.6621	8.2280	1,902,293
	05	2008	10.3876	6.6621	2,249,846
	05	2007	9.9443	10.3876	3,346,408
	05	2006	8.9010	9.9443	4,177,886
	05	2005	8.3813	8.9010	4,703,546
	05	2004	7.5907	8.3813	5,259,870
	05	2003	6.2674	7.5907	5,757,625
	05	2002	8.0693	6.2674	6,256,339
	05	2001	9.7124	8.0693	7,010,803

	06	2010	8.1104	9.2994	768,126
	06	2009	6.5769	8.1104	884,473
	06	2008	10.2705	6.5769	1,032,553
	06	2007	9.8472	10.2705	1,345,897
	06	2006	8.8275	9.8472	1,606,251
	06	2005	8.3247	8.8275	1,847,543
	06	2004	7.5509	8.3247	2,133,775
	06	2003	6.2440	7.5509	2,342,416
	06	2002	8.0515	6.2440	2,414,054
	06	2001	9.7059	8.0515	2,739,233

MFS® Blended Research® Core Equity Portfolio S Class	01	2010	9.9969	11.4920	28,799
	01	2009	8.0785	9.9969	29,316
	01	2008	12.5782	8.0785	28,021
	01	2007	12.0218	12.5782	24,598
	01	2006	10.7421	12.0218	24,185
	01	2005	10.1010	10.7421	25,026
	01	2004	9.1313	10.1010	24,039
	01	2003	7.5324	9.1313	1,350
	01	2002	9.6794	7.5324	1,382
	01	2001	10.0000	9.6794	0

	02	2010	9.8709	11.3300	142,387
	02	2009	7.9888	9.8709	234,357
	02	2008	12.4575	7.9888	354,823
	02	2007	11.9247	12.4575	474,817
	02	2006	10.6715	11.9247	560,748
	02	2005	10.0497	10.6715	625,404
	02	2004	9.0988	10.0497	711,492
	02	2003	7.5170	9.0988	746,877
	02	2002	9.6743	7.5170	723,444
	02	2001	10.0000	9.6743	208,906

	03	2010	9.7878	11.2233	0
	03	2009	7.9296	9.7878	0
	03	2008	12.3778	7.9296	0
	03	2007	11.8604	12.3778	0
	03	2006	10.6247	11.8604	0
	03	2005	10.0157	10.6247	0
	03	2004	9.0772	10.0157	0
	03	2003	7.5068	9.0772	0
	03	2002	9.6709	7.5068	0
	03	2001	10.0000	9.6709	0

	04	2010	9.7464	11.1702	165,127
	04	2009	7.9000	9.7464	211,848
	04	2008	12.3380	7.9000	315,746
	04	2007	11.8283	12.3380	375,705
	04	2006	10.6013	11.8283	437,794
	04	2005	9.9987	10.6013	529,631
	04	2004	9.0664	9.9987	582,998
	04	2003	7.5016	9.0664	608,075
	04	2002	9.6692	7.5016	600,012
	04	2001	10.0000	9.6692	153,154

	05	2010	9.6642	11.0647	172,307
	05	2009	7.8413	9.6642	223,853
	05	2008	12.2587	7.8413	295,261
	05	2007	11.7644	12.2587	387,265
	05	2006	10.5546	11.7644	461,051
	05	2005	9.9648	10.5546	509,479
	05	2004	9.0449	9.9648	568,430
	05	2003	7.4914	9.0449	615,935
	05	2002	9.6658	7.4914	662,683
	05	2001	10.0000	9.6658	209,644

	06	2010	9.5421	10.9083	390,109
	06	2009	7.7540	9.5421	470,662
	06	2008	12.1408	7.7540	551,434
	06	2007	11.6691	12.1408	589,008
	06	2006	10.4850	11.6691	686,426
	06	2005	9.9141	10.4850	778,230
	06	2004	9.0126	9.9141	853,474
	06	2003	7.4760	9.0126	928,277
	06	2002	9.6607	7.4760	879,361
	06	2001	10.0000	9.6607	283,243

MFS® Bond Portfolio I Class	01	2010	16.8233	18.4634	0
	01	2009	13.2805	16.8233	0
	01	2008	14.9943	13.2805	0
	01	2007	14.6302	14.9943	0
	01	2006	14.0475	14.6302	0
	01	2005	13.9445	14.0475	0
	01	2004	13.2571	13.9445	0
	01	2003	12.2046	13.2571	0
	01	2002	11.2489	12.2046	28,714
	01	2001	10.5416	11.2489	53,054

	02	2010	16.5837	18.1728	117,443
	02	2009	13.1112	16.5837	147,696
	02	2008	14.8257	13.1112	175,477
	02	2007	14.4878	14.8257	291,027
	02	2006	13.9319	14.4878	351,162
	02	2005	13.8507	13.9319	410,931
	02	2004	13.1879	13.8507	484,328
	02	2003	12.1594	13.1879	652,105
	02	2002	11.2243	12.1594	675,414
	02	2001	10.5346	11.2243	518,393

	03	2010	16.4261	17.9819	68,219
	03	2009	12.9997	16.4261	82,111
	03	2008	14.7145	12.9997	82,445
	03	2007	14.3938	14.7145	86,802
	03	2006	13.8555	14.3938	58,920
	03	2005	13.7886	13.8555	73,556
	03	2004	13.1421	13.7886	86,855
	03	2003	12.1294	13.1421	92,957
	03	2002	11.2079	12.1294	125,086
	03	2001	10.5299	11.2079	115,086

	04	2010	16.3475	17.8868	180,326
	04	2009	12.9441	16.3475	183,044
	04	2008	14.6590	12.9441	195,809
	04	2007	14.3469	14.6590	363,882
	04	2006	13.8172	14.3469	429,780
	04	2005	13.7575	13.8172	490,548
	04	2004	13.1192	13.7575	517,562
	04	2003	12.1144	13.1192	608,044
	04	2002	11.1997	12.1144	584,110
	04	2001	10.5276	11.1997	568,948

	05	2010	16.1916	17.6982	322,679
	05	2009	12.8336	16.1916	376,707
	05	2008	14.5487	12.8336	382,118
	05	2007	14.2534	14.5487	585,271
	05	2006	13.7411	14.2534	660,444
	05	2005	13.6956	13.7411	700,703
	05	2004	13.0734	13.6956	794,564
	05	2003	12.0844	13.0734	908,050
	05	2002	11.1833	12.0844	1,083,642
	05	2001	10.5229	11.1833	977,135

	06	2010	15.9604	17.4191	192,186
	06	2009	12.6696	15.9604	203,595
	06	2008	14.3848	12.6696	222,881
	06	2007	14.1144	14.3848	312,135
	06	2006	13.6278	14.1144	318,166
	06	2005	13.6033	13.6278	332,083
	06	2004	13.0051	13.6033	365,273
	06	2003	12.0396	13.0051	400,140
	06	2002	11.1588	12.0396	411,299
	06	2001	10.5159	11.1588	319,639

MFS® Bond Portfolio S Class	01	2010	14.7749	16.1880	0
	01	2009	11.6903	14.7749	0
	01	2008	13.2333	11.6903	23,266
	01	2007	12.9429	13.2333	32,930
	01	2006	12.4661	12.9429	36,765
	01	2005	12.3942	12.4661	20,720
	01	2004	11.8211	12.3942	22,177
	01	2003	10.9114	11.8211	25,477
	01	2002	10.0862	10.9114	28,207
	01	2001	10.0000	10.0862	0

	02	2010	14.5887	15.9598	111,965
	02	2009	11.5605	14.5887	135,847
	02	2008	13.1064	11.5605	165,913
	02	2007	12.8384	13.1064	248,296
	02	2006	12.3841	12.8384	262,245
	02	2005	12.3314	12.3841	273,657
	02	2004	11.7791	12.3314	310,628
	02	2003	10.8892	11.7791	364,889
	02	2002	10.0810	10.8892	388,976
	02	2001	10.0000	10.0810	73,400

	03	2010	14.4661	15.8096	0
	03	2009	11.4749	14.4661	0
	03	2008	13.0226	11.4749	0
	03	2007	12.7692	13.0226	0
	03	2006	12.3298	12.7692	0
	03	2005	12.2897	12.3298	0
	03	2004	11.7512	12.2897	0
	03	2003	10.8744	11.7512	0
	03	2002	10.0774	10.8744	0
	03	2001	10.0000	10.0774	0

	04	2010	14.4049	15.7348	147,825
	04	2009	11.4322	14.4049	171,315
	04	2008	12.9807	11.4322	170,608
	04	2007	12.7346	12.9807	211,380
	04	2006	12.3027	12.7346	178,359
	04	2005	12.2689	12.3027	191,178
	04	2004	11.7372	12.2689	198,619
	04	2003	10.8670	11.7372	282,988
	04	2002	10.0757	10.8670	268,843
	04	2001	10.0000	10.0757	106,644

	05	2010	14.2834	15.5863	79,772
	05	2009	11.3473	14.2834	109,716
	05	2008	12.8974	11.3473	125,007
	05	2007	12.6658	12.8974	176,593
	05	2006	12.2486	12.6658	186,029
	05	2005	12.2273	12.2486	214,282
	05	2004	11.7093	12.2273	243,159
	05	2003	10.8522	11.7093	274,796
	05	2002	10.0721	10.8522	251,676
	05	2001	10.0000	10.0721	87,054

	06	2010	14.1031	15.3661	137,696
	06	2009	11.2211	14.1031	160,499
	06	2008	12.7734	11.2211	178,336
	06	2007	12.5632	12.7734	243,694
	06	2006	12.1678	12.5632	302,540
	06	2005	12.1651	12.1678	347,473
	06	2004	11.6676	12.1651	405,366
	06	2003	10.8300	11.6676	497,051
	06	2002	10.0669	10.8300	476,403
	06	2001	10.0000	10.0669	92,587

MFS® Core Equity Portfolio I Class	01	2010	10.1319	11.7575	67,566
	01	2009	7.7100	10.1319	67,566
	01	2008	12.6900	7.7100	55,439
	01	2007	11.7913	12.6900	55,439
	01	2006	10.4716	11.7913	22,493
	01	2005	9.9263	10.4716	22,493
	01	2004	8.7470	9.9263	22,493
	01	2003	6.9099	8.7470	0
	01	2002	8.8805	6.9099	0
	01	2001	10.0679	8.8805	0

	02	2010	9.9879	11.5729	174,237
	02	2009	7.6120	9.9879	231,873
	02	2008	12.5479	7.6120	322,373
	02	2007	11.6770	12.5479	494,248
	02	2006	10.3858	11.6770	177,664
	02	2005	9.8599	10.3858	180,355
	02	2004	8.7018	9.8599	170,032
	02	2003	6.8846	8.7018	170,427
	02	2002	8.8614	6.8846	191,207
	02	2001	10.0616	8.8614	195,186

	03	2010	9.8932	11.4515	24,748
	03	2009	7.5474	9.8932	25,683
	03	2008	12.4541	7.5474	39,542
	03	2007	11.6015	12.4541	84,526
	03	2006	10.3291	11.6015	10,648
	03	2005	9.8159	10.3291	11,099
	03	2004	8.6717	9.8159	11,570
	03	2003	6.8677	8.6717	12,020
	03	2002	8.8487	6.8677	12,495
	03	2001	10.0574	8.8487	11,465

	04	2010	9.8460	11.3911	262,338
	04	2009	7.5152	9.8460	304,624
	04	2008	12.4073	7.5152	378,090
	04	2007	11.5638	12.4073	626,812
	04	2006	10.3007	11.5638	291,308
	04	2005	9.7939	10.3007	266,537
	04	2004	8.6567	9.7939	270,622
	04	2003	6.8593	8.6567	233,006
	04	2002	8.8423	6.8593	241,574
	04	2001	10.0553	8.8423	313,472

	05	2010	9.7523	11.2713	674,350
	05	2009	7.4512	9.7523	783,572
	05	2008	12.3142	7.4512	884,830
	05	2007	11.4888	12.3142	1,342,692
	05	2006	10.2442	11.4888	464,939
	05	2005	9.7501	10.2442	506,816
	05	2004	8.6267	9.7501	536,791
	05	2003	6.8425	8.6267	465,972
	05	2002	8.8296	6.8425	432,027
	05	2001	10.0511	8.8296	459,458

	06	2010	9.6133	11.0938	265,135
	06	2009	7.3563	9.6133	300,784
	06	2008	12.1759	7.3563	357,853
	06	2007	11.3772	12.1759	514,888
	06	2006	10.1601	11.3772	228,415
	06	2005	9.6847	10.1601	232,419
	06	2004	8.5820	9.6847	259,957
	06	2003	6.8174	8.5820	237,294
	06	2002	8.8106	6.8174	182,197
	06	2001	10.0448	8.8106	185,276

MFS® Core Equity Portfolio S Class	01	2010	11.1036	12.8555	0
	01	2009	8.4687	11.1036	0
	01	2008	13.9764	8.4687	30,037
	01	2007	13.0237	13.9764	33,616
	01	2006	11.5966	13.0237	36,491
	01	2005	11.0099	11.5966	0
	01	2004	9.7310	11.0099	0
	01	2003	7.7095	9.7310	0
	01	2002	9.9352	7.7095	0
	01	2001	10.0000	9.9352	0

	02	2010	10.9636	12.6742	65,773
	02	2009	8.3747	10.9636	98,881
	02	2008	13.8423	8.3747	155,594
	02	2007	12.9185	13.8423	199,072
	02	2006	11.5203	12.9185	115,795
	02	2005	10.9541	11.5203	89,896
	02	2004	9.6964	10.9541	97,130
	02	2003	7.6937	9.6964	114,439
	02	2002	9.9299	7.6937	116,189
	02	2001	10.0000	9.9299	27,659

	03	2010	10.8714	12.5549	0
	03	2009	8.3126	10.8714	0
	03	2008	13.7538	8.3126	0
	03	2007	12.8489	13.7538	0
	03	2006	11.4698	12.8489	0
	03	2005	10.9171	11.4698	0
	03	2004	9.6734	10.9171	0
	03	2003	7.6832	9.6734	0
	03	2002	9.9265	7.6832	0
	03	2001	10.0000	9.9265	0

	04	2010	10.8254	12.4955	60,985
	04	2009	8.2817	10.8254	74,303
	04	2008	13.7096	8.2817	130,252
	04	2007	12.8141	13.7096	166,806
	04	2006	11.4445	12.8141	89,269
	04	2005	10.8985	11.4445	73,241
	04	2004	9.6619	10.8985	68,787
	04	2003	7.6780	9.6619	72,428
	04	2002	9.9247	7.6780	61,731
	04	2001	10.0000	9.9247	18,805

	05	2010	10.7340	12.3774	74,905
	05	2009	8.2201	10.7340	94,734
	05	2008	13.6215	8.2201	132,724
	05	2007	12.7448	13.6215	156,896
	05	2006	11.3942	12.7448	95,211
	05	2005	10.8616	11.3942	87,386
	05	2004	9.6389	10.8616	88,498
	05	2003	7.6675	9.6389	77,577
	05	2002	9.9212	7.6675	78,769
	05	2001	10.0000	9.9212	10,756

	06	2010	10.5984	12.2024	136,718
	06	2009	8.1286	10.5984	170,995
	06	2008	13.4905	8.1286	243,543
	06	2007	12.6416	13.4905	293,934
	06	2006	11.3190	12.6416	80,249
	06	2005	10.8063	11.3190	66,748
	06	2004	9.6045	10.8063	79,141
	06	2003	7.6518	9.6045	84,062
	06	2002	9.9160	7.6518	86,195
	06	2001	10.0000	9.9160	14,297

MFS® Emerging Markets Equity Portfolio I Class	01	2010	25.6826	31.4643	25,747
	01	2009	15.3884	25.6826	25,748
	01	2008	34.6136	15.3884	17,994
	01	2007	25.7744	34.6136	17,988
	01	2006	20.0009	25.7744	17,991
	01	2005	14.7717	20.0009	12,260
	01	2004	11.7323	14.7717	12,265
	01	2003	7.7657	11.7323	12,268
	01	2002	7.9991	7.7657	12,238
	01	2001	8.1649	7.9991	30,597

	02	2010	25.3166	30.9689	31,814
	02	2009	15.1921	25.3166	38,374
	02	2008	34.2245	15.1921	43,920
	02	2007	25.5235	34.2245	69,900
	02	2006	19.8362	25.5235	90,011
	02	2005	14.6722	19.8362	113,424
	02	2004	11.6711	14.6722	86,627
	02	2003	7.7369	11.6711	88,849
	02	2002	7.9815	7.7369	97,609
	02	2001	8.1594	7.9815	90,757

	03	2010	25.0759	30.6435	8,112
	03	2009	15.0629	25.0759	23,006
	03	2008	33.9678	15.0629	23,006
	03	2007	25.3579	33.9678	30,187
	03	2006	19.7273	25.3579	39,375
	03	2005	14.6064	19.7273	22,395
	03	2004	11.6305	14.6064	27,452
	03	2003	7.7178	11.6305	15,572
	03	2002	7.9699	7.7178	16,684
	03	2001	8.1558	7.9699	25,552

	04	2010	24.9560	30.4815	23,408
	04	2009	14.9984	24.9560	31,437
	04	2008	33.8398	14.9984	51,616
	04	2007	25.2752	33.8398	89,566
	04	2006	19.6730	25.2752	116,434
	04	2005	14.5735	19.6730	114,517
	04	2004	11.6102	14.5735	104,732
	04	2003	7.7082	11.6102	100,907
	04	2002	7.9640	7.7082	95,418
	04	2001	8.1540	7.9640	108,814

	05	2010	24.7178	30.1600	122,450
	05	2009	14.8703	24.7178	141,666
	05	2008	33.5851	14.8703	147,454
	05	2007	25.1106	33.5851	203,117
	05	2006	19.5646	25.1106	262,274
	05	2005	14.5079	19.5646	294,619
	05	2004	11.5697	14.5079	253,798
	05	2003	7.6891	11.5697	238,617
	05	2002	7.9523	7.6891	236,222
	05	2001	8.1504	7.9523	250,796

	06	2010	24.3647	29.6841	42,976
	06	2009	14.6803	24.3647	53,830
	06	2008	33.2067	14.6803	53,515
	06	2007	24.8656	33.2067	70,623
	06	2006	19.4032	24.8656	103,526
	06	2005	14.4100	19.4032	116,894
	06	2004	11.5092	14.4100	98,624
	06	2003	7.6605	11.5092	92,723
	06	2002	7.9348	7.6605	92,558
	06	2001	8.1449	7.9348	110,619

MFS® Emerging Markets Equity Portfolio S Class	01	2010	32.5331	39.7666	0
	01	2009	19.5458	32.5331	0
	01	2008	44.0655	19.5458	0
	01	2007	32.9045	44.0655	0
	01	2006	25.5864	32.9045	0
	01	2005	18.9409	25.5864	0
	01	2004	15.0787	18.9409	0
	01	2003	10.0120	15.0787	0
	01	2002	10.3320	10.0120	0
	01	2001	10.0000	10.3320	0

	02	2010	32.1232	39.2061	19,011
	02	2009	19.3288	32.1232	21,330
	02	2008	43.6430	19.3288	26,495
	02	2007	32.6388	43.6430	32,568
	02	2006	25.4182	32.6388	37,054
	02	2005	18.8449	25.4182	35,199
	02	2004	15.0251	18.8449	24,632
	02	2003	9.9915	15.0251	40,714
	02	2002	10.3266	9.9915	14,531
	02	2001	10.0000	10.3266	2,008

	03	2010	31.8531	38.8373	0
	03	2009	19.1857	31.8531	0
	03	2008	43.3640	19.1857	0
	03	2007	32.4631	43.3640	0
	03	2006	25.3068	32.4631	0
	03	2005	18.7812	25.3068	0
	03	2004	14.9896	18.7812	0
	03	2003	9.9779	14.9896	0
	03	2002	10.3230	9.9779	0
	03	2001	10.0000	10.3230	0

	04	2010	31.7184	38.6535	7,230
	04	2009	19.1143	31.7184	10,108
	04	2008	43.2246	19.1143	14,528
	04	2007	32.3753	43.2246	20,678
	04	2006	25.2511	32.3753	27,638
	04	2005	18.7494	25.2511	24,382
	04	2004	14.9717	18.7494	18,594
	04	2003	9.9711	14.9717	12,843
	04	2002	10.3212	9.9711	8,036
	04	2001	10.0000	10.3212	2,101

	05	2010	31.4508	38.2885	15,400
	05	2009	18.9722	31.4508	15,814
	05	2008	42.9473	18.9722	16,283
	05	2007	32.2003	42.9473	24,062
	05	2006	25.1401	32.2003	24,365
	05	2005	18.6858	25.1401	21,350
	05	2004	14.9362	18.6858	16,194
	05	2003	9.9575	14.9362	14,159
	05	2002	10.3175	9.9575	8,678
	05	2001	10.0000	10.3175	1,143

	06	2010	31.0535	37.7475	23,621
	06	2009	18.7611	31.0535	29,530
	06	2008	42.5344	18.7611	26,312
	06	2007	31.9396	42.5344	36,028
	06	2006	24.9744	31.9396	39,124
	06	2005	18.5908	24.9744	41,393
	06	2004	14.8829	18.5908	39,325
	06	2003	9.9371	14.8829	50,256
	06	2002	10.3121	9.9371	33,666
	06	2001	10.0000	10.3121	8,851

MFS® Global Governments Portfolio I Class	01	2010	17.1555	17.7675	29
	01	2009	16.6522	17.1555	25
	01	2008	15.2347	16.6522	19
	01	2007	14.1575	15.2347	32
	01	2006	13.6236	14.1575	31
	01	2005	14.8293	13.6236	53,573
	01	2004	13.6104	14.8293	53,570
	01	2003	11.8928	13.6104	24
	01	2002	9.9593	11.8928	0
	01	2001	10.2804	9.9593	0

	02	2010	16.9111	17.4878	19,007
	02	2009	16.4399	16.9111	20,244
	02	2008	15.0634	16.4399	25,244
	02	2007	14.0197	15.0634	36,952
	02	2006	13.5114	14.0197	46,960
	02	2005	14.7295	13.5114	73,919
	02	2004	13.5394	14.7295	72,666
	02	2003	11.8488	13.5394	74,678
	02	2002	9.9374	11.8488	76,123
	02	2001	10.2735	9.9374	45,747

	03	2010	16.7504	17.3041	0
	03	2009	16.3002	16.7504	15,002
	03	2008	14.9505	16.3002	71,615
	03	2007	13.9288	14.9505	69,727
	03	2006	13.4373	13.9288	15,264
	03	2005	14.6634	13.4373	13,322
	03	2004	13.4923	14.6634	19,674
	03	2003	11.8196	13.4923	19,690
	03	2002	9.9229	11.8196	31,291
	03	2001	10.2690	9.9229	51,449
	04	2010	16.6703	17.2126	17,980
	04	2009	16.2304	16.6703	21,531
	04	2008	14.8941	16.2304	30,405
	04	2007	13.8833	14.8941	41,130
	04	2006	13.4003	13.8833	48,328
	04	2005	14.6304	13.4003	46,556
	04	2004	13.4688	14.6304	72,104
	04	2003	11.8049	13.4688	64,758
	04	2002	9.9157	11.8049	78,782
	04	2001	10.2667	9.9157	37,376

	05	2010	16.5112	17.0311	85,734
	05	2009	16.0919	16.5112	93,494
	05	2008	14.7820	16.0919	108,422
	05	2007	13.7929	14.7820	129,405
	05	2006	13.3265	13.7929	142,573
	05	2005	14.5646	13.3265	150,353
	05	2004	13.4218	14.5646	139,509
	05	2003	11.7757	13.4218	153,706
	05	2002	9.9012	11.7757	160,782
	05	2001	10.2621	9.9012	129,687

	06	2010	16.2755	16.7624	50,011
	06	2009	15.8863	16.2755	46,613
	06	2008	14.6154	15.8863	35,522
	06	2007	13.6583	14.6154	60,320
	06	2006	13.2165	13.6583	73,766
	06	2005	14.4664	13.2165	69,777
	06	2004	13.3517	14.4664	70,191
	06	2003	11.7320	13.3517	66,537
	06	2002	9.8794	11.7320	71,946
	06	2001	10.2553	9.8794	63,952

MFS® Global Governments Portfolio S Class	01	2010	16.4085	16.9557	0
	01	2009	15.9716	16.4085	0
	01	2008	14.6501	15.9716	0
	01	2007	13.6420	14.6501	0
	01	2006	13.1603	13.6420	0
	01	2005	14.3699	13.1603	0
	01	2004	13.2199	14.3699	0
	01	2003	11.5813	13.2199	0
	01	2002	9.7251	11.5813	0
	01	2001	10.0000	9.7251	0

	02	2010	16.2018	16.7167	22,543
	02	2009	15.7944	16.2018	24,633
	02	2008	14.5096	15.7944	87,402
	02	2007	13.5319	14.5096	26,670
	02	2006	13.0738	13.5319	27,745
	02	2005	14.2970	13.0738	36,882
	02	2004	13.1730	14.2970	41,663
	02	2003	11.5577	13.1730	39,284
	02	2002	9.7200	11.5577	43,653
	02	2001	10.0000	9.7200	2,391

	03	2010	16.0656	16.5594	0
	03	2009	15.6775	16.0656	0
	03	2008	14.4168	15.6775	0
	03	2007	13.4589	14.4168	0
	03	2006	13.0165	13.4589	0
	03	2005	14.2487	13.0165	0
	03	2004	13.1418	14.2487	0
	03	2003	11.5420	13.1418	0
	03	2002	9.7166	11.5420	0
	03	2001	10.0000	9.7166	0

	04	2010	15.9977	16.4811	5,294
	04	2009	15.6191	15.9977	9,818
	04	2008	14.3705	15.6191	11,381
	04	2007	13.4225	14.3705	25,747
	04	2006	12.9878	13.4225	26,193
	04	2005	14.2246	12.9878	18,235
	04	2004	13.1261	14.2246	14,494
	04	2003	11.5341	13.1261	30,465
	04	2002	9.7149	11.5341	13,639
	04	2001	10.0000	9.7149	2,494

	05	2010	15.8628	16.3255	15,102
	05	2009	15.5031	15.8628	20,563
	05	2008	14.2782	15.5031	32,483
	05	2007	13.3500	14.2782	19,314
	05	2006	12.9307	13.3500	26,722
	05	2005	14.1764	12.9307	19,097
	05	2004	13.0950	14.1764	12,420
	05	2003	11.5184	13.0950	9,558
	05	2002	9.7115	11.5184	9,489
	05	2001	10.0000	9.7115	1,446

	06	2010	15.6625	16.0949	22,876
	06	2009	15.3307	15.6625	25,316
	06	2008	14.1410	15.3307	76,411
	06	2007	13.2419	14.1410	33,450
	06	2006	12.8455	13.2419	32,729
	06	2005	14.1043	12.8455	22,396
	06	2004	13.0483	14.1043	28,578
	06	2003	11.4949	13.0483	47,112
	06	2002	9.7064	11.4949	28,979
	06	2001	10.0000	9.7064	3,856

MFS® Global Growth Portfolio I Class	01	2010	10.3160	11.4186	45,918
	01	2009	7.4529	10.3160	45,918
	01	2008	12.3284	7.4529	26,460
	01	2007	10.9943	12.3284	26,460
	01	2006	9.4612	10.9943	26,460
	01	2005	8.6850	9.4612	14,167
	01	2004	7.5883	8.6850	14,167
	01	2003	5.6591	7.5883	0
	01	2002	7.0895	5.6591	0
	01	2001	8.9172	7.0895	0

	02	2010	10.1692	11.2391	86,002
	02	2009	7.3580	10.1692	102,748
	02	2008	12.1900	7.3580	119,140
	02	2007	10.8875	12.1900	207,404
	02	2006	9.3835	10.8875	243,483
	02	2005	8.6267	9.3835	280,214
	02	2004	7.5489	8.6267	301,886
	02	2003	5.6382	7.5489	359,577
	02	2002	7.0741	5.6382	408,379
	02	2001	8.9115	7.0741	428,636

	03	2010	10.0727	11.1211	0
	03	2009	7.2955	10.0727	0
	03	2008	12.0988	7.2955	0
	03	2007	10.8170	12.0988	0
	03	2006	9.3321	10.8170	0
	03	2005	8.5881	9.3321	719
	03	2004	7.5227	8.5881	9,114
	03	2003	5.6244	7.5227	9,071
	03	2002	7.0639	5.6244	20,122
	03	2001	8.9077	7.0639	25,431

	04	2010	10.0245	11.0623	87,820
	04	2009	7.2643	10.0245	99,669
	04	2008	12.0533	7.2643	142,581
	04	2007	10.7818	12.0533	189,169
	04	2006	9.3064	10.7818	248,558
	04	2005	8.5688	9.3064	254,314
	04	2004	7.5096	8.5688	306,996
	04	2003	5.6175	7.5096	365,890
	04	2002	7.0588	5.6175	425,713
	04	2001	8.9058	7.0588	548,662

	05	2010	9.9290	10.9458	210,360
	05	2009	7.2024	9.9290	266,604
	05	2008	11.9627	7.2024	293,600
	05	2007	10.7117	11.9627	421,920
	05	2006	9.2553	10.7117	495,726
	05	2005	8.5304	9.2553	517,641
	05	2004	7.4836	8.5304	551,946
	05	2003	5.6036	7.4836	586,270
	05	2002	7.0485	5.6036	634,629
	05	2001	8.9020	7.0485	784,292

	06	2010	9.7874	10.7733	72,241
	06	2009	7.1105	9.7874	77,463
	06	2008	11.8281	7.1105	95,128
	06	2007	10.6074	11.8281	131,488
	06	2006	9.1791	10.6074	153,204
	06	2005	8.4730	9.1791	170,191
	06	2004	7.4446	8.4730	226,803
	06	2003	5.5829	7.4446	222,638
	06	2002	7.0332	5.5829	226,143
	06	2001	8.8963	7.0332	276,585

MFS® Global Growth Portfolio S Class	01	2010	13.8081	15.2470	0
	01	2009	10.0031	13.8081	0
	01	2008	16.5832	10.0031	1,865
	01	2007	14.8194	16.5832	2,672
	01	2006	12.7933	14.8194	3,771
	01	2005	11.7759	12.7933	5,168
	01	2004	10.3068	11.7759	6,825
	01	2003	7.7044	10.3068	8,587
	01	2002	9.6873	7.7044	11,269
	01	2001	10.0000	9.6873	0

	02	2010	13.6341	15.0320	10,185
	02	2009	9.8920	13.6341	12,748
	02	2008	16.4241	9.8920	15,043
	02	2007	14.6997	16.4241	25,937
	02	2006	12.7092	14.6997	30,802
	02	2005	11.7161	12.7092	29,623
	02	2004	10.2701	11.7161	31,744
	02	2003	7.6886	10.2701	38,676
	02	2002	9.6823	7.6886	45,967
	02	2001	10.0000	9.6823	8,845

	03	2010	13.5194	14.8905	0
	03	2009	9.8187	13.5194	0
	03	2008	16.3190	9.8187	0
	03	2007	14.6205	16.3190	0
	03	2006	12.6534	14.6205	0
	03	2005	11.6765	12.6534	0
	03	2004	10.2457	11.6765	0
	03	2003	7.6781	10.2457	0
	03	2002	9.6789	7.6781	0
	03	2001	10.0000	9.6789	0

	04	2010	13.4622	14.8200	12,645
	04	2009	9.7822	13.4622	15,771
	04	2008	16.2666	9.7822	31,078
	04	2007	14.5809	16.2666	27,573
	04	2006	12.6256	14.5809	34,288
	04	2005	11.6567	12.6256	34,993
	04	2004	10.2335	11.6567	42,060
	04	2003	7.6729	10.2335	49,464
	04	2002	9.6772	7.6729	41,530
	04	2001	10.0000	9.6772	6,913

	05	2010	13.3486	14.6801	29,999
	05	2009	9.7094	13.3486	36,693
	05	2008	16.1621	9.7094	41,832
	05	2007	14.5021	16.1621	47,429
	05	2006	12.5700	14.5021	52,260
	05	2005	11.6172	12.5700	56,086
	05	2004	10.2092	11.6172	60,431
	05	2003	7.6624	10.2092	64,736
	05	2002	9.6738	7.6624	67,838
	05	2001	10.0000	9.6738	29,671

	06	2010	13.1799	14.4726	20,508
	06	2009	9.6013	13.1799	26,396
	06	2008	16.0067	9.6013	30,320
	06	2007	14.3846	16.0067	35,362
	06	2006	12.4871	14.3846	42,580
	06	2005	11.5581	12.4871	42,021
	06	2004	10.1728	11.5581	53,032
	06	2003	7.6467	10.1728	39,088
	06	2002	9.6687	7.6467	36,153
	06	2001	10.0000	9.6687	3,912

MFS® Global Research Portfolio I Class	01	2010	7.8960	8.8070	0
	01	2009	6.0221	7.8960	0
	01	2008	9.5692	6.0221	0
	01	2007	8.5363	9.5692	0
	01	2006	7.7990	8.5363	0
	01	2005	7.2935	7.7990	0
	01	2004	6.3605	7.2935	0
	01	2003	5.1267	6.3605	0
	01	2002	6.9178	5.1267	0
	01	2001	8.8897	6.9178	0

	02	2010	7.7836	8.6684	130,490
	02	2009	5.9453	7.7836	176,997
	02	2008	9.4616	5.9453	263,708
	02	2007	8.4532	9.4616	409,921
	02	2006	7.7348	8.4532	510,829
	02	2005	7.2444	7.7348	579,190
	02	2004	6.3274	7.2444	666,854
	02	2003	5.1077	6.3274	717,774
	02	2002	6.9027	5.1077	795,644
	02	2001	8.8839	6.9027	861,345

	03	2010	7.7095	8.5773	0
	03	2009	5.8948	7.7095	0
	03	2008	9.3907	5.8948	45,589
	03	2007	8.3984	9.3907	127,454
	03	2006	7.6924	8.3984	96,121
	03	2005	7.2120	7.6924	104,130
	03	2004	6.3054	7.2120	110,781
	03	2003	5.0951	6.3054	148,142
	03	2002	6.8926	5.0951	148,700
	03	2001	8.8800	6.8926	147,430

	04	2010	7.6727	8.5320	203,467
	04	2009	5.8696	7.6727	270,633
	04	2008	9.3553	5.8696	311,146
	04	2007	8.3710	9.3553	465,748
	04	2006	7.6712	8.3710	601,929
	04	2005	7.1957	7.6712	689,941
	04	2004	6.2944	7.1957	782,681
	04	2003	5.0888	6.2944	874,612
	04	2002	6.8876	5.0888	982,767
	04	2001	8.8780	6.8876	1,230,426

	05	2010	7.5995	8.4420	598,595
	05	2009	5.8195	7.5995	683,534
	05	2008	9.2850	5.8195	759,796
	05	2007	8.3165	9.2850	1,024,798
	05	2006	7.6290	8.3165	1,286,842
	05	2005	7.1634	7.6290	1,505,554
	05	2004	6.2725	7.1634	1,674,690
	05	2003	5.0763	6.2725	1,880,715
	05	2002	6.8776	5.0763	2,050,835
	05	2001	8.8742	6.8776	2,382,899

	06	2010	7.4910	8.3089	240,844
	06	2009	5.7452	7.4910	271,702
	06	2008	9.1804	5.7452	329,692
	06	2007	8.2355	9.1804	411,660
	06	2006	7.5661	8.2355	505,030
	06	2005	7.1151	7.5661	587,383
	06	2004	6.2398	7.1151	657,509
	06	2003	5.0574	6.2398	744,065
	06	2002	6.8625	5.0574	783,524
	06	2001	8.8684	6.8625	967,476

MFS® Global Research Portfolio S Class	01	2010	10.8022	12.0224	0
	01	2009	8.2645	10.8022	0
	01	2008	13.1608	8.2645	0
	01	2007	11.7683	13.1608	0
	01	2006	10.7749	11.7683	0
	01	2005	10.1045	10.7749	0
	01	2004	8.8341	10.1045	0
	01	2003	7.1379	8.8341	0
	01	2002	9.6588	7.1379	0
	01	2001	10.0000	9.6588	0

	02	2010	10.6660	11.8529	33,233
	02	2009	8.1727	10.6660	50,009
	02	2008	13.0345	8.1727	61,645
	02	2007	11.6732	13.0345	89,142
	02	2006	10.7041	11.6732	120,205
	02	2005	10.0533	10.7041	138,780
	02	2004	8.8027	10.0533	139,745
	02	2003	7.1233	8.8027	150,722
	02	2002	9.6537	7.1233	135,114
	02	2001	10.0000	9.6537	49,443

	03	2010	10.5763	11.7413	0
	03	2009	8.1121	10.5763	0
	03	2008	12.9511	8.1121	0
	03	2007	11.6103	12.9511	0
	03	2006	10.6571	11.6103	0
	03	2005	10.0193	10.6571	0
	03	2004	8.7818	10.0193	0
	03	2003	7.1136	8.7818	0
	03	2002	9.6503	7.1136	0
	03	2001	10.0000	9.6503	0

	04	2010	10.5316	11.6858	15,891
	04	2009	8.0819	10.5316	17,171
	04	2008	12.9095	8.0819	30,314
	04	2007	11.5789	12.9095	36,330
	04	2006	10.6337	11.5789	47,126
	04	2005	10.0023	10.6337	53,780
	04	2004	8.7714	10.0023	60,824
	04	2003	7.1088	8.7714	59,931
	04	2002	9.6486	7.1088	55,570
	04	2001	10.0000	9.6486	13,838

	05	2010	10.4427	11.5754	16,678
	05	2009	8.0218	10.4427	28,076
	05	2008	12.8266	8.0218	40,920
	05	2007	11.5163	12.8266	53,155
	05	2006	10.5869	11.5163	65,679
	05	2005	9.9683	10.5869	81,295
	05	2004	8.7505	9.9683	90,676
	05	2003	7.0991	8.7505	88,134
	05	2002	9.6452	7.0991	91,700
	05	2001	10.0000	9.6452	34,917

	06	2010	10.3107	11.4117	47,595
	06	2009	7.9325	10.3107	52,106
	06	2008	12.7032	7.9325	60,516
	06	2007	11.4230	12.7032	80,726
	06	2006	10.5171	11.4230	86,479
	06	2005	9.9176	10.5171	111,640
	06	2004	8.7193	9.9176	130,877
	06	2003	7.0845	8.7193	129,237
	06	2002	9.6402	7.0845	132,203
	06	2001	10.0000	9.6402	35,256

MFS® Global Tactical Allocation Portfolio I Class	01	2010	15.9790	16.6940	0
	01	2009	14.0157	15.9790	0
	01	2008	16.7391	14.0157	0
	01	2007	15.5316	16.7391	0
	01	2006	13.3771	15.5316	0
	01	2005	13.0218	13.3771	0
	01	2004	11.2313	13.0218	0
	01	2003	9.2252	11.2313	0
	01	2002	9.2627	9.2252	0
	01	2001	9.9738	9.2627	0

	02	2010	15.7533	16.4331	52,949
	02	2009	13.8387	15.7533	96,897
	02	2008	16.5529	13.8387	128,585
	02	2007	15.3823	16.5529	206,449
	02	2006	13.2685	15.3823	188,568
	02	2005	12.9357	13.2685	198,934
	02	2004	11.1740	12.9357	175,911
	02	2003	9.1921	11.1740	150,507
	02	2002	9.2435	9.1921	100,243
	02	2001	9.9684	9.2435	86,849

	03	2010	15.6047	16.2617	10,134
	03	2009	13.7221	15.6047	2,786
	03	2008	16.4300	13.7221	2,786
	03	2007	15.2837	16.4300	2,786
	03	2006	13.1968	15.2837	5,974
	03	2005	12.8787	13.1968	2,719
	03	2004	11.1360	12.8787	1,867
	03	2003	9.1702	11.1360	17,905
	03	2002	9.2307	9.1702	12,864
	03	2001	9.9647	9.2307	0

	04	2010	15.5307	16.1764	78,596
	04	2009	13.6639	15.5307	111,502
	04	2008	16.3687	13.6639	120,224
	04	2007	15.2344	16.3687	241,794
	04	2006	13.1609	15.2344	278,991
	04	2005	12.8502	13.1609	275,975
	04	2004	11.1170	12.8502	221,787
	04	2003	9.1592	11.1170	212,310
	04	2002	9.2243	9.1592	129,637
	04	2001	9.9629	9.2243	121,257

	05	2010	15.3837	16.0070	206,853
	05	2009	13.5483	15.3837	222,238
	05	2008	16.2468	13.5483	257,870
	05	2007	15.1363	16.2468	379,513
	05	2006	13.0894	15.1363	425,613
	05	2005	12.7933	13.0894	463,821
	05	2004	11.0791	12.7933	404,139
	05	2003	9.1372	11.0791	392,672
	05	2002	9.2115	9.1372	199,870
	05	2001	9.9593	9.2115	124,338

	06	2010	15.1658	15.7563	111,461
	06	2009	13.3768	15.1658	115,968
	06	2008	16.0656	13.3768	159,672
	06	2007	14.9905	16.0656	192,201
	06	2006	12.9829	14.9905	191,642
	06	2005	12.7085	12.9829	192,262
	06	2004	11.0225	12.7085	131,308
	06	2003	9.1043	11.0225	119,038
	06	2002	9.1924	9.1043	72,193
	06	2001	9.9538	9.1924	56,564

MFS® Global Tactical Allocation Portfolio S Class	01	2010	16.4912	17.1929	0
	01	2009	14.5132	16.4912	0
	01	2008	17.3674	14.5132	0
	01	2007	16.1509	17.3674	0
	01	2006	13.9540	16.1509	0
	01	2005	13.6126	13.9540	2,093
	01	2004	11.7650	13.6126	0
	01	2003	9.6983	11.7650	0
	01	2002	9.7569	9.6983	7,979
	01	2001	10.0000	9.7569	0

	02	2010	16.2834	16.9505	46,303
	02	2009	14.3521	16.2834	59,199
	02	2008	17.2008	14.3521	86,972
	02	2007	16.0204	17.2008	128,177
	02	2006	13.8622	16.0204	139,928
	02	2005	13.5435	13.8622	126,808
	02	2004	11.7231	13.5435	141,230
	02	2003	9.6785	11.7231	135,470
	02	2002	9.7518	9.6785	80,005
	02	2001	10.0000	9.7518	32,456

	03	2010	16.1465	16.7910	0
	03	2009	14.2458	16.1465	0
	03	2008	17.0908	14.2458	0
	03	2007	15.9341	17.0908	0
	03	2006	13.8015	15.9341	0
	03	2005	13.4978	13.8015	0
	03	2004	11.6954	13.4978	0
	03	2003	9.6653	11.6954	0
	03	2002	9.7483	9.6653	0
	03	2001	10.0000	9.7483	0

	04	2010	16.0782	16.7115	34,695
	04	2009	14.1928	16.0782	32,494
	04	2008	17.0358	14.1928	76,523
	04	2007	15.8910	17.0358	88,544
	04	2006	13.7711	15.8910	90,923
	04	2005	13.4749	13.7711	89,299
	04	2004	11.6815	13.4749	80,688
	04	2003	9.6587	11.6815	73,403
	04	2002	9.7466	9.6587	44,497
	04	2001	10.0000	9.7466	21,316

	05	2010	15.9426	16.5538	23,420
	05	2009	14.0874	15.9426	37,994
	05	2008	16.9265	14.0874	42,513
	05	2007	15.8051	16.9265	50,757
	05	2006	13.7105	15.8051	51,118
	05	2005	13.4292	13.7105	52,647
	05	2004	11.6537	13.4292	50,183
	05	2003	9.6455	11.6537	47,182
	05	2002	9.7432	9.6455	31,334
	05	2001	10.0000	9.7432	7,956

	06	2010	15.7412	16.3198	46,065
	06	2009	13.9306	15.7412	57,284
	06	2008	16.7638	13.9306	71,171
	06	2007	15.6771	16.7638	86,053
	06	2006	13.6201	15.6771	90,088
	06	2005	13.3609	13.6201	89,181
	06	2004	11.6122	13.3609	91,852
	06	2003	9.6258	11.6122	83,797
	06	2002	9.7381	9.6258	62,519
	06	2001	10.0000	9.7381	25,350

MFS® Government Securities Portfolio I Class	01	2010	15.6615	16.2416	0
	01	2009	15.1393	15.6615	0
	01	2008	14.0886	15.1393	0
	01	2007	13.2784	14.0886	65,381
	01	2006	12.9355	13.2784	63,914
	01	2005	12.7717	12.9355	57,954
	01	2004	12.4334	12.7717	54,183
	01	2003	12.2947	12.4334	56,819
	01	2002	11.3102	12.2947	79,311
	01	2001	10.6328	11.3102	82,692

	02	2010	15.4384	15.9860	274,880
	02	2009	14.9463	15.4384	331,810
	02	2008	13.9302	14.9463	411,195
	02	2007	13.1492	13.9302	749,038
	02	2006	12.8290	13.1492	841,752
	02	2005	12.6857	12.8290	905,433
	02	2004	12.3686	12.6857	1,024,866
	02	2003	12.2492	12.3686	1,208,075
	02	2002	11.2854	12.2492	1,535,010
	02	2001	10.6257	11.2854	1,306,150

	03	2010	15.2916	15.8180	38,128
	03	2009	14.8192	15.2916	111,695
	03	2008	13.8257	14.8192	31,742
	03	2007	13.0638	13.8257	55,552
	03	2006	12.7586	13.0638	56,562
	03	2005	12.6288	12.7586	54,512
	03	2004	12.3256	12.6288	123,324
	03	2003	12.2190	12.3256	131,414
	03	2002	11.2690	12.2190	215,755
	03	2001	10.6210	11.2690	124,911

	04	2010	15.2185	15.7344	300,789
	04	2009	14.7559	15.2185	330,736
	04	2008	13.7736	14.7559	400,301
	04	2007	13.0213	13.7736	757,049
	04	2006	12.7235	13.0213	846,022
	04	2005	12.6004	12.7235	988,757
	04	2004	12.3041	12.6004	1,080,942
	04	2003	12.2039	12.3041	1,363,351
	04	2002	11.2607	12.2039	1,913,473
	04	2001	10.6186	11.2607	1,359,479

	05	2010	15.0733	15.5685	640,514
	05	2009	14.6299	15.0733	752,513
	05	2008	13.6699	14.6299	891,171
	05	2007	12.9364	13.6699	1,385,284
	05	2006	12.6534	12.9364	1,588,152
	05	2005	12.5437	12.6534	1,721,343
	05	2004	12.2611	12.5437	1,869,068
	05	2003	12.1736	12.2611	2,261,410
	05	2002	11.2442	12.1736	2,825,611
	05	2001	10.6139	11.2442	2,413,267

	06	2010	14.8581	15.3229	382,152
	06	2009	14.4430	14.8581	438,505
	06	2008	13.5159	14.4430	472,052
	06	2007	12.8103	13.5159	668,952
	06	2006	12.5490	12.8103	711,318
	06	2005	12.4591	12.5490	790,327
	06	2004	12.1971	12.4591	991,910
	06	2003	12.1285	12.1971	1,193,587
	06	2002	11.2196	12.1285	1,486,063
	06	2001	10.6069	11.2196	1,153,701

MFS® Government Securities Portfolio S Class	01	2010	13.7522	14.2265	27,935
	01	2009	13.3270	13.7522	25,128
	01	2008	12.4308	13.3270	19,770
	01	2007	11.7457	12.4308	29,781
	01	2006	11.4658	11.7457	29,107
	01	2005	11.3535	11.4658	26,401
	01	2004	11.0752	11.3535	22,842
	01	2003	10.9817	11.0752	0
	01	2002	10.1290	10.9817	0
	01	2001	10.0000	10.1290	0

	02	2010	13.5789	14.0260	203,349
	02	2009	13.1791	13.5789	300,510
	02	2008	12.3116	13.1791	478,178
	02	2007	11.6508	12.3116	525,383
	02	2006	11.3904	11.6508	630,242
	02	2005	11.2959	11.3904	693,960
	02	2004	11.0358	11.2959	808,370
	02	2003	10.9593	11.0358	974,838
	02	2002	10.1237	10.9593	1,072,889
	02	2001	10.0000	10.1237	226,581

	03	2010	13.4648	13.8940	0
	03	2009	13.0815	13.4648	0
	03	2008	12.2328	13.0815	0
	03	2007	11.5880	12.2328	0
	03	2006	11.3404	11.5880	0
	03	2005	11.2577	11.3404	0
	03	2004	11.0097	11.2577	0
	03	2003	10.9444	11.0097	0
	03	2002	10.1202	10.9444	0
	03	2001	10.0000	10.1202	0

	04	2010	13.4078	13.8283	222,019
	04	2009	13.0328	13.4078	251,103
	04	2008	12.1935	13.0328	347,126
	04	2007	11.5567	12.1935	350,367
	04	2006	11.3155	11.5567	374,061
	04	2005	11.2386	11.3155	463,005
	04	2004	10.9966	11.2386	529,437
	04	2003	10.9370	10.9966	679,618
	04	2002	10.1184	10.9370	862,933
	04	2001	10.0000	10.1184	187,842

	05	2010	13.2947	13.6977	155,480
	05	2009	12.9360	13.2947	196,099
	05	2008	12.1152	12.9360	269,039
	05	2007	11.4942	12.1152	347,224
	05	2006	11.2657	11.4942	429,172
	05	2005	11.2005	11.2657	458,504
	05	2004	10.9705	11.2005	496,683
	05	2003	10.9221	10.9705	586,861
	05	2002	10.1149	10.9221	679,375
	05	2001	10.0000	10.1149	208,275

	06	2010	13.1269	13.5042	349,599
	06	2009	12.7921	13.1269	406,307
	06	2008	11.9987	12.7921	444,922
	06	2007	11.4011	11.9987	564,602
	06	2006	11.1915	11.4011	625,881
	06	2005	11.1436	11.1915	714,681
	06	2004	10.9314	11.1436	783,397
	06	2003	10.8997	10.9314	903,437
	06	2002	10.1096	10.8997	1,121,336
	06	2001	10.0000	10.1096	242,126

MFS® Growth Portfolio I Class	01	2010	5.6164	6.4395	120
	01	2009	4.1188	5.6164	13,533
	01	2008	12.6321	4.1188	13,840
	01	2007	10.5457	6.6392	67,318
	01	2006	9.8906	5.5313	73,991
	01	2005	9.1739	5.1722	75,704
	01	2004	8.2033	4.7869	77,944
	01	2003	6.3186	4.2699	46,887
	01	2002	9.7225	3.2800	57,582
	01	2001	7.7721	5.0333	37,403

	02	2010	5.5362	6.3379	316,778
	02	2009	4.0662	5.5362	455,010
	02	2008	12.5109	4.0662	586,031
	02	2007	10.4604	6.5643	879,772
	02	2006	9.8256	5.4773	1,182,185
	02	2005	9.1274	5.1295	1,341,261
	02	2004	8.1741	4.7545	1,599,440
	02	2003	6.3057	4.2475	1,710,967
	02	2002	9.7174	3.2677	1,865,906
	02	2001	7.7667	5.0221	2,010,044
	03	2010	5.4835	6.2712	36,354
	03	2009	4.0315	5.4835	37,538
	03	2008	12.4308	4.0315	79,460
	03	2007	10.4041	6.5150	224,371
	03	2006	9.7825	5.4417	609,399
	03	2005	9.0965	5.1012	583,125
	03	2004	8.1548	4.7331	648,075
	03	2003	6.2971	4.2327	565,404
	03	2002	9.7140	3.2596	625,165
	03	2001	7.7632	5.0147	648,447

	04	2010	5.4572	6.2380	417,546
	04	2009	4.0142	5.4572	490,035
	04	2008	12.3908	4.0142	644,548
	04	2007	10.3759	6.4904	861,088
	04	2006	9.7609	5.4239	1,107,363
	04	2005	9.0811	5.0871	1,298,471
	04	2004	8.1450	4.7224	1,575,201
	04	2003	6.2928	4.2253	1,728,162
	04	2002	9.7123	3.2555	1,877,110
	04	2001	7.7614	5.0110	2,372,428

	05	2010	5.4050	6.1721	1,139,837
	05	2009	3.9799	5.4050	1,362,834
	05	2008	12.3113	3.9799	1,555,969
	05	2007	10.3197	6.4414	2,175,036
	05	2006	9.7180	5.3885	2,871,704
	05	2005	9.0503	5.0590	3,376,597
	05	2004	8.1257	4.7011	3,946,486
	05	2003	6.2842	4.2104	4,270,281
	05	2002	9.7089	3.2474	4,680,122
	05	2001	7.7579	5.0036	5,525,189

	06	2010	5.3277	6.0745	524,008
	06	2009	3.9289	5.3277	766,904
	06	2008	12.1929	3.9289	871,419
	06	2007	10.2362	6.3687	1,005,481
	06	2006	9.6539	5.3358	1,226,237
	06	2005	9.0042	5.0171	1,374,507
	06	2004	8.0967	4.6692	1,573,561
	06	2003	6.2713	4.1883	1,714,323
	06	2002	9.7038	3.2353	1,829,040
	06	2001	7.7526	4.9925	1,964,449

MFS® Growth Portfolio S Class	01	2010	10.6308	12.1562	13,178
	01	2009	7.8121	10.6308	13,412
	01	2008	12.6321	7.8121	13,725
	01	2007	10.5457	12.6321	11,717
	01	2006	9.8906	10.5457	12,885
	01	2005	9.1739	9.8906	13,181
	01	2004	10.0000	9.1739	12,791

	02	2010	10.4968	11.9848	44,366
	02	2009	7.7254	10.4968	68,291
	02	2008	12.5109	7.7254	90,984
	02	2007	10.4604	12.5109	109,710
	02	2006	9.8256	10.4604	144,263
	02	2005	9.1274	9.8256	163,675
	02	2004	10.0000	9.1274	191,361

	03	2010	10.4085	11.8720	0
	03	2009	7.6681	10.4085	0
	03	2008	12.4308	7.6681	0
	03	2007	10.4041	12.4308	0
	03	2006	9.7825	10.4041	0
	03	2005	9.0965	9.7825	0
	03	2004	10.0000	9.0965	0

	04	2010	10.3645	11.8158	29,464
	04	2009	7.6396	10.3645	43,237
	04	2008	12.3908	7.6396	67,163
	04	2007	10.3759	12.3908	90,314
	04	2006	9.7609	10.3759	115,395
	04	2005	9.0811	9.7609	134,910
	04	2004	10.0000	9.0811	149,742

	05	2010	10.2770	11.7042	81,071
	05	2009	7.5828	10.2770	99,746
	05	2008	12.3113	7.5828	113,303
	05	2007	10.3197	12.3113	124,060
	05	2006	9.7180	10.3197	140,402
	05	2005	9.0503	9.7180	143,642
	05	2004	10.0000	9.0503	152,392

	06	2010	10.1471	11.5387	133,323
	06	2009	7.4984	10.1471	140,145
	06	2008	12.1929	7.4984	169,697
	06	2007	10.2362	12.1929	166,235
	06	2006	9.6539	10.2362	188,262
	06	2005	9.0042	9.6539	199,082
	06	2004	10.0000	9.0042	213,993

MFS® High Yield Portfolio I Class	01	2010	14.1925	16.2331	31
	01	2009	9.5344	14.1925	31
	01	2008	13.6928	9.5344	34
	01	2007	13.5704	13.6928	26,692
	01	2006	12.4167	13.5704	25,220
	01	2005	12.2725	12.4167	24,493
	01	2004	11.3166	12.2725	23,169
	01	2003	9.4127	11.3166	28,182
	01	2002	9.2578	9.4127	60,005
	01	2001	9.1906	9.2578	83,541

	02	2010	13.9903	15.9776	98,078
	02	2009	9.4129	13.9903	127,665
	02	2008	13.5389	9.4129	182,393
	02	2007	13.4383	13.5389	315,284
	02	2006	12.3145	13.4383	393,588
	02	2005	12.1899	12.3145	468,699
	02	2004	11.2576	12.1899	564,160
	02	2003	9.3778	11.2576	663,798
	02	2002	9.2375	9.3778	649,634
	02	2001	9.1844	9.2375	734,017

	03	2010	13.8573	15.8097	13,286
	03	2009	9.3328	13.8573	14,168
	03	2008	13.4373	9.3328	16,406
	03	2007	13.3511	13.4373	49,877
	03	2006	12.2469	13.3511	78,280
	03	2005	12.1352	12.2469	81,778
	03	2004	11.2185	12.1352	90,233
	03	2003	9.3547	11.2185	72,234
	03	2002	9.2240	9.3547	50,291
	03	2001	9.1804	9.2240	47,866

	04	2010	13.7911	15.7262	133,414
	04	2009	9.2929	13.7911	167,066
	04	2008	13.3867	9.2929	219,501
	04	2007	13.3076	13.3867	358,117
	04	2006	12.2131	13.3076	450,234
	04	2005	12.1079	12.2131	511,437
	04	2004	11.1989	12.1079	607,807
	04	2003	9.3431	11.1989	683,551
	04	2002	9.2173	9.3431	666,543
	04	2001	9.1783	9.2173	713,877

	05	2010	13.6595	15.5603	321,045
	05	2009	9.2135	13.6595	392,631
	05	2008	13.2859	9.2135	477,190
	05	2007	13.2209	13.2859	725,802
	05	2006	12.1458	13.2209	880,474
	05	2005	12.0534	12.1458	978,905
	05	2004	11.1598	12.0534	1,086,820
	05	2003	9.3199	11.1598	1,227,231
	05	2002	9.2037	9.3199	1,190,721
	05	2001	9.1742	9.2037	1,345,130

	06	2010	13.4645	15.3149	171,930
	06	2009	9.0958	13.4645	210,871
	06	2008	13.1362	9.0958	233,627
	06	2007	13.0919	13.1362	325,364
	06	2006	12.0457	13.0919	365,143
	06	2005	11.9721	12.0457	402,005
	06	2004	11.1015	11.9721	446,860
	06	2003	9.2853	11.1015	520,155
	06	2002	9.1836	9.2853	483,805
	06	2001	9.1681	9.1836	512,884

MFS® High Yield Portfolio S Class	01	2010	14.8612	16.9749	9,409
	01	2009	10.0269	14.8612	9,505
	01	2008	14.3961	10.0269	11,353
	01	2007	14.3185	14.3961	10,174
	01	2006	13.1428	14.3185	9,616
	01	2005	13.0232	13.1428	9,325
	01	2004	12.0280	13.0232	8,190
	01	2003	10.0237	12.0280	0
	01	2002	9.8959	10.0237	0
	01	2001	10.0000	9.8959	0

	02	2010	14.6740	16.7357	80,060
	02	2009	9.9156	14.6740	117,492
	02	2008	14.2580	9.9156	153,828
	02	2007	14.2029	14.2580	193,002
	02	2006	13.0564	14.2029	239,338
	02	2005	12.9572	13.0564	261,156
	02	2004	11.9853	12.9572	309,681
	02	2003	10.0032	11.9853	380,187
	02	2002	9.8907	10.0032	335,352
	02	2001	10.0000	9.8907	82,529

	03	2010	14.5506	16.5782	0
	03	2009	9.8422	14.5506	0
	03	2008	14.1669	9.8422	0
	03	2007	14.1264	14.1669	0
	03	2006	12.9992	14.1264	0
	03	2005	12.9134	12.9992	0
	03	2004	11.9570	12.9134	0
	03	2003	9.9897	11.9570	0
	03	2002	9.8872	9.9897	0
	03	2001	10.0000	9.8872	0

	04	2010	14.4891	16.4998	45,909
	04	2009	9.8056	14.4891	67,512
	04	2008	14.1213	9.8056	143,088
	04	2007	14.0882	14.1213	169,363
	04	2006	12.9706	14.0882	172,104
	04	2005	12.8915	12.9706	181,760
	04	2004	11.9427	12.8915	204,317
	04	2003	9.9828	11.9427	230,236
	04	2002	9.8855	9.9828	213,921
	04	2001	10.0000	9.8855	56,208

	05	2010	14.3668	16.3440	82,258
	05	2009	9.7327	14.3668	106,755
	05	2008	14.0306	9.7327	130,989
	05	2007	14.0120	14.0306	163,185
	05	2006	12.9135	14.0120	194,009
	05	2005	12.8478	12.9135	208,846
	05	2004	11.9143	12.8478	263,671
	05	2003	9.9692	11.9143	297,600
	05	2002	9.8820	9.9692	268,307
	05	2001	10.0000	9.8820	81,593

	06	2010	14.1854	16.1131	148,337
	06	2009	9.6244	14.1854	192,100
	06	2008	13.8958	9.6244	225,297
	06	2007	13.8986	13.8958	272,991
	06	2006	12.8284	13.8986	318,228
	06	2005	12.7825	12.8284	312,021
	06	2004	11.8719	12.7825	367,812
	06	2003	9.9488	11.8719	418,695
	06	2002	9.8768	9.9488	340,346
	06	2001	10.0000	9.8768	91,946

MFS® International Growth Portfolio I Class	01	2010	14.2629	16.2610	35,181
	01	2009	10.4352	14.2629	35,179
	01	2008	17.5172	10.4352	21,364
	01	2007	15.1778	17.5172	42,369
	01	2006	12.1633	15.1778	44,410
	01	2005	10.6916	12.1633	38,420
	01	2004	9.0801	10.6916	40,952
	01	2003	6.6142	9.0801	35,186
	01	2002	7.5824	6.6142	44,466
	01	2001	9.1062	7.5824	56,426

	02	2010	14.0597	16.0050	97,675
	02	2009	10.3021	14.0597	122,772
	02	2008	17.3202	10.3021	158,742
	02	2007	15.0301	17.3202	251,860
	02	2006	12.0631	15.0301	302,393
	02	2005	10.6196	12.0631	334,816
	02	2004	9.0327	10.6196	363,019
	02	2003	6.5897	9.0327	401,649
	02	2002	7.5658	6.5897	493,323
	02	2001	9.1002	7.5658	515,677

	03	2010	13.9260	15.8368	6,166
	03	2009	10.2144	13.9260	49,049
	03	2008	17.1903	10.2144	49,833
	03	2007	14.9325	17.1903	96,185
	03	2006	11.9969	14.9325	58,616
	03	2005	10.5720	11.9969	60,701
	03	2004	9.0013	10.5720	83,982
	03	2003	6.5734	9.0013	63,606
	03	2002	7.5547	6.5734	82,388
	03	2001	9.0961	7.5547	67,385

	04	2010	13.8593	15.7530	120,227
	04	2009	10.1707	13.8593	150,700
	04	2008	17.1255	10.1707	196,781
	04	2007	14.8838	17.1255	283,452
	04	2006	11.9638	14.8838	349,708
	04	2005	10.5482	11.9638	393,391
	04	2004	8.9855	10.5482	445,147
	04	2003	6.5652	8.9855	451,383
	04	2002	7.5492	6.5652	520,364
	04	2001	9.0941	7.5492	583,627

	05	2010	13.7270	15.5869	374,902
	05	2009	10.0839	13.7270	428,433
	05	2008	16.9966	10.0839	497,812
	05	2007	14.7868	16.9966	710,729
	05	2006	11.8979	14.7868	868,983
	05	2005	10.5007	11.8979	928,216
	05	2004	8.9542	10.5007	1,050,570
	05	2003	6.5490	8.9542	1,067,930
	05	2002	7.5381	6.5490	1,180,520
	05	2001	9.0901	7.5381	1,336,066

	06	2010	13.5310	15.3409	190,030
	06	2009	9.9550	13.5310	218,783
	06	2008	16.8050	9.9550	264,108
	06	2007	14.6426	16.8050	298,493
	06	2006	11.7997	14.6426	363,184
	06	2005	10.4298	11.7997	383,938
	06	2004	8.9073	10.4298	408,580
	06	2003	6.5246	8.9073	423,226
	06	2002	7.5215	6.5246	470,467
	06	2001	9.0840	7.5215	498,031

MFS® International Growth Portfolio S Class	01	2010	17.5552	19.9635	8,139
	01	2009	12.8785	17.5552	8,039
	01	2008	21.6672	12.8785	8,467
	01	2007	18.8252	21.6672	6,826
	01	2006	15.1205	18.8252	7,486
	01	2005	13.3243	15.1205	8,631
	01	2004	11.3502	13.3243	8,794
	01	2003	8.2865	11.3502	0
	01	2002	9.5137	8.2865	0
	01	2001	10.0000	9.5137	0

	02	2010	17.3340	19.6820	56,423
	02	2009	12.7355	17.3340	75,675
	02	2008	21.4593	12.7355	86,055
	02	2007	18.6731	21.4593	100,680
	02	2006	15.0211	18.6731	114,533
	02	2005	13.2567	15.0211	120,339
	02	2004	11.3099	13.2567	146,689
	02	2003	8.2695	11.3099	147,001
	02	2002	9.5087	8.2695	134,517
	02	2001	10.0000	9.5087	32,328

	03	2010	17.1882	19.4968	0
	03	2009	12.6412	17.1882	0
	03	2008	21.3221	12.6412	0
	03	2007	18.5725	21.3221	0
	03	2006	14.9552	18.5725	0
	03	2005	13.2119	14.9552	0
	03	2004	11.2831	13.2119	0
	03	2003	8.2583	11.2831	0
	03	2002	9.5053	8.2583	0
	03	2001	10.0000	9.5053	0

	04	2010	17.1156	19.4045	34,267
	04	2009	12.5942	17.1156	49,167
	04	2008	21.2535	12.5942	74,996
	04	2007	18.5223	21.2535	81,854
	04	2006	14.9223	18.5223	94,984
	04	2005	13.1895	14.9223	106,725
	04	2004	11.2697	13.1895	121,548
	04	2003	8.2526	11.2697	114,783
	04	2002	9.5036	8.2526	112,015
	04	2001	10.0000	9.5036	30,439

	05	2010	16.9711	19.2212	35,314
	05	2009	12.5005	16.9711	46,272
	05	2008	21.1170	12.5005	57,162
	05	2007	18.4221	21.1170	60,422
	05	2006	14.8567	18.4221	77,014
	05	2005	13.1447	14.8567	90,301
	05	2004	11.2428	13.1447	101,353
	05	2003	8.2414	11.2428	110,935
	05	2002	9.5003	8.2414	139,637
	05	2001	10.0000	9.5003	30,821

	06	2010	16.7567	18.9496	74,591
	06	2009	12.3614	16.7567	98,264
	06	2008	20.9140	12.3614	126,567
	06	2007	18.2729	20.9140	144,420
	06	2006	14.7587	18.2729	153,072
	06	2005	13.0779	14.7587	164,744
	06	2004	11.2028	13.0779	187,883
	06	2003	8.2245	11.2028	183,748
	06	2002	9.4953	8.2245	177,115
	06	2001	10.0000	9.4953	46,281

MFS® International Value Portfolio I Class	01	2010	16.5677	17.8959	30,553
	01	2009	13.3486	16.5677	30,553
	01	2008	19.6587	13.3486	18,857
	01	2007	18.4986	19.6587	18,857
	01	2006	14.4590	18.4986	18,857
	01	2005	12.6757	14.4590	10,789
	01	2004	10.0012	12.6757	10,789
	01	2003	7.5600	10.0012	0
	01	2002	8.1188	7.5600	0
	01	2001	9.6013	8.1188	0

	02	2010	16.3324	17.6150	58,172
	02	2009	13.1790	16.3324	76,872
	02	2008	19.4386	13.1790	103,054
	02	2007	18.3195	19.4386	160,884
	02	2006	14.3406	18.3195	171,460
	02	2005	12.5910	14.3406	163,252
	02	2004	9.9495	12.5910	114,728
	02	2003	7.5324	9.9495	89,267
	02	2002	8.1014	7.5324	92,940
	02	2001	9.5954	8.1014	103,771

	03	2010	16.1775	17.4303	6,059
	03	2009	13.0672	16.1775	11,586
	03	2008	19.2934	13.0672	11,586
	03	2007	18.2011	19.2934	36,548
	03	2006	14.2623	18.2011	10,265
	03	2005	12.5349	14.2623	19,548
	03	2004	9.9152	12.5349	19,529
	03	2003	7.5140	9.9152	6,935
	03	2002	8.0898	7.5140	553
	03	2001	9.5914	8.0898	27,835

	04	2010	16.1004	17.3385	69,297
	04	2009	13.0116	16.1004	93,008
	04	2008	19.2210	13.0116	122,144
	04	2007	18.1420	19.2210	190,836
	04	2006	14.2232	18.1420	204,082
	04	2005	12.5068	14.2232	197,723
	04	2004	9.8981	12.5068	148,456
	04	2003	7.5048	9.8981	101,023
	04	2002	8.0840	7.5048	92,400
	04	2001	9.5895	8.0840	90,371

	05	2010	15.9473	17.1561	198,491
	05	2009	12.9009	15.9473	214,842
	05	2008	19.0769	12.9009	245,523
	05	2007	18.0244	19.0769	381,684
	05	2006	14.1453	18.0244	426,597
	05	2005	12.4509	14.1453	430,562
	05	2004	9.8638	12.4509	328,177
	05	2003	7.4864	9.8638	265,677
	05	2002	8.0724	7.4864	230,237
	05	2001	9.5855	8.0724	236,598

	06	2010	15.7202	16.8862	68,709
	06	2009	12.7366	15.7202	75,447
	06	2008	18.8628	12.7366	83,909
	06	2007	17.8494	18.8628	118,680
	06	2006	14.0292	17.8494	150,233
	06	2005	12.3675	14.0292	142,308
	06	2004	9.8127	12.3675	126,373
	06	2003	7.4589	9.8127	89,944
	06	2002	8.0550	7.4589	75,783
	06	2001	9.5795	8.0550	88,192

MFS® International Value Portfolio S Class	01	2010	18.8141	20.2615	0
	01	2009	15.1896	18.8141	0
	01	2008	22.4242	15.1896	0
	01	2007	21.1627	22.4242	0
	01	2006	16.5765	21.1627	0
	01	2005	14.5680	16.5765	0
	01	2004	11.5196	14.5680	0
	01	2003	8.7358	11.5196	0
	01	2002	9.3834	8.7358	0
	01	2001	10.0000	9.3834	0
	02	2010	18.5770	19.9757	21,176
	02	2009	15.0210	18.5770	27,344
	02	2008	22.2091	15.0210	34,240
	02	2007	20.9917	22.2091	47,938
	02	2006	16.4675	20.9917	47,041
	02	2005	14.4941	16.4675	45,280
	02	2004	11.4786	14.4941	32,060
	02	2003	8.7179	11.4786	34,051
	02	2002	9.3785	8.7179	27,487
	02	2001	10.0000	9.3785	935

	03	2010	18.4208	19.7878	0
	03	2009	14.9097	18.4208	0
	03	2008	22.0670	14.9097	0
	03	2007	20.8787	22.0670	0
	03	2006	16.3953	20.8787	0
	03	2005	14.4451	16.3953	0
	03	2004	11.4514	14.4451	0
	03	2003	8.7061	11.4514	0
	03	2002	9.3752	8.7061	0
	03	2001	10.0000	9.3752	0

	04	2010	18.3429	19.6941	8,516
	04	2009	14.8542	18.3429	20,269
	04	2008	21.9961	14.8542	36,382
	04	2007	20.8222	21.9961	42,678
	04	2006	16.3592	20.8222	45,895
	04	2005	14.4206	16.3592	35,331
	04	2004	11.4378	14.4206	23,283
	04	2003	8.7001	11.4378	15,234
	04	2002	9.3735	8.7001	8,018
	04	2001	10.0000	9.3735	1,282

	05	2010	18.1881	19.5081	14,368
	05	2009	14.7438	18.1881	15,602
	05	2008	21.8548	14.7438	20,015
	05	2007	20.7096	21.8548	32,192
	05	2006	16.2872	20.7096	29,139
	05	2005	14.3717	16.2872	24,855
	05	2004	11.4106	14.3717	18,984
	05	2003	8.6882	11.4106	14,544
	05	2002	9.3702	8.6882	6,025
	05	2001	10.0000	9.3702	441

	06	2010	17.9583	19.2324	28,853
	06	2009	14.5798	17.9583	40,263
	06	2008	21.6447	14.5798	51,518
	06	2007	20.5419	21.6447	82,182
	06	2006	16.1799	20.5419	69,502
	06	2005	14.2986	16.1799	59,546
	06	2004	11.3699	14.2986	48,450
	06	2003	8.6704	11.3699	21,759
	06	2002	9.3653	8.6704	19,212
	06	2001	10.0000	9.3653	2,235

MFS® Massachusetts Investors Growth Stock Portfolio I Class	01	2010	6.4146	7.1858	108,634
	01	2009	4.6236	6.4146	108,629
	01	2008	7.4390	4.6236	108,454
	01	2007	6.7377	7.4390	108,454
	01	2006	6.3210	6.7377	56,957
	01	2005	6.1172	6.3210	56,957
	01	2004	5.6375	6.1172	56,957
	01	2003	4.6150	5.6375	56,957
	01	2002	6.4797	4.6150	100,114
	01	2001	8.7153	6.4797	106,297

	02	2010	6.3232	7.0726	847,307
	02	2009	4.5646	6.3232	1,055,430
	02	2008	7.3553	4.5646	855,548
	02	2007	6.6721	7.3553	1,375,224
	02	2006	6.2690	6.6721	1,525,155
	02	2005	6.0760	6.2690	1,621,469
	02	2004	5.6080	6.0760	1,852,691
	02	2003	4.5979	5.6080	2,091,078
	02	2002	6.4655	4.5979	2,228,096
	02	2001	8.7094	6.4655	2,636,139

	03	2010	6.3300	7.0732	125,338
	03	2009	4.5741	6.3300	127,308
	03	2008	7.3782	4.5741	162,102
	03	2007	6.6997	7.3782	184,303
	03	2006	6.3012	6.6997	174,518
	03	2005	6.1135	6.3012	255,908
	03	2004	5.6483	6.1135	285,847
	03	2003	4.6356	5.6483	460,872
	03	2002	6.5251	4.6356	444,541
	03	2001	8.7987	6.5251	494,984

	04	2010	6.2330	6.9612	1,190,310
	04	2009	4.5063	6.2330	1,429,633
	04	2008	7.2725	4.5063	1,238,541
	04	2007	6.6071	7.2725	1,788,092
	04	2006	6.2173	6.6071	1,998,805
	04	2005	6.0351	6.2173	2,356,316
	04	2004	5.5787	6.0351	3,047,723
	04	2003	4.5808	5.5787	3,412,410
	04	2002	6.4512	4.5808	3,545,907
	04	2001	8.7036	6.4512	4,369,839

	05	2010	6.1735	6.8877	3,024,965
	05	2009	4.4678	6.1735	3,502,481
	05	2008	7.2177	4.4678	2,650,003
	05	2007	6.5640	7.2177	3,957,598
	05	2006	6.1830	6.5640	4,619,671
	05	2005	6.0078	6.1830	5,377,332
	05	2004	5.5592	6.0078	6,238,492
	05	2003	4.5694	5.5592	7,039,270
	05	2002	6.4418	4.5694	7,600,871
	05	2001	8.6997	6.4418	8,975,003

	06	2010	6.0852	6.7790	1,306,474
	06	2009	4.4106	6.0852	1,556,772
	06	2008	7.1363	4.4106	1,057,509
	06	2007	6.4999	7.1363	1,350,536
	06	2006	6.1319	6.4999	1,467,452
	06	2005	5.9672	6.1319	1,677,685
	06	2004	5.5301	5.9672	1,896,782
	06	2003	4.5524	5.5301	2,129,544
	06	2002	6.4275	4.5524	2,217,096
	06	2001	8.6939	6.4275	2,735,366

MFS® Massachusetts Investors Growth Stock Portfolio S Class	01	2010	9.5033	10.6152	25,686
	01	2009	6.8674	9.5033	25,719
	01	2008	11.0729	6.8674	5,247
	01	2007	10.0529	11.0729	7,278
	01	2006	9.4532	10.0529	9,668
	01	2005	9.1675	9.4532	22,783
	01	2004	8.4680	9.1675	30,216
	01	2003	6.9628	8.4680	32,727
	01	2002	9.7841	6.9628	25,610
	01	2001	10.0000	9.7841	0

	02	2010	9.3836	10.4655	229,627
	02	2009	6.7911	9.3836	321,878
	02	2008	10.9667	6.7911	243,925
	02	2007	9.9717	10.9667	359,156
	02	2006	9.3910	9.9717	353,837
	02	2005	9.1210	9.3910	405,299
	02	2004	8.4379	9.1210	440,008
	02	2003	6.9485	8.4379	484,851
	02	2002	9.7790	6.9485	474,378
	02	2001	10.0000	9.7790	127,984

	03	2010	9.3046	10.3670	0
	03	2009	6.7408	9.3046	0
	03	2008	10.8965	6.7408	0
	03	2007	9.9180	10.8965	0
	03	2006	9.3499	9.9180	0
	03	2005	9.0902	9.3499	0
	03	2004	8.4179	9.0902	0
	03	2003	6.9391	8.4179	0
	03	2002	9.7756	6.9391	0
	03	2001	10.0000	9.7756	0

	04	2010	9.2653	10.3179	177,036
	04	2009	6.7157	9.2653	233,311
	04	2008	10.8615	6.7157	232,869
	04	2007	9.8911	10.8615	281,687
	04	2006	9.3293	9.8911	297,468
	04	2005	9.0747	9.3293	327,400
	04	2004	8.4079	9.0747	369,707
	04	2003	6.9343	8.4079	420,037
	04	2002	9.7738	6.9343	398,428
	04	2001	10.0000	9.7738	136,909

	05	2010	9.1870	10.2204	227,004
	05	2009	6.6658	9.1870	311,843
	05	2008	10.7917	6.6658	229,997
	05	2007	9.8376	10.7917	289,289
	05	2006	9.2882	9.8376	283,344
	05	2005	9.0439	9.2882	331,368
	05	2004	8.3879	9.0439	383,120
	05	2003	6.9248	8.3879	400,408
	05	2002	9.7704	6.9248	392,836
	05	2001	10.0000	9.7704	119,150

	06	2010	9.0710	10.0759	536,277
	06	2009	6.5916	9.0710	664,512
	06	2008	10.6879	6.5916	340,035
	06	2007	9.7579	10.6879	463,102
	06	2006	9.2270	9.7579	484,106
	06	2005	8.9979	9.2270	560,673
	06	2004	8.3579	8.9979	630,417
	06	2003	6.9106	8.3579	722,103
	06	2002	9.7653	6.9106	587,666
	06	2001	10.0000	9.7653	180,720

MFS® Mid Cap Growth Portfolio I Class	01	2010	4.3521	5.5688	28,266
	01	2009	3.0890	4.3521	28,266
	01	2008	6.4126	3.0890	0
	01	2007	5.8972	6.4126	0
	01	2006	5.8203	5.8972	0
	01	2005	5.7020	5.8203	0
	01	2004	5.0249	5.7020	0
	01	2003	3.6813	5.0249	0
	01	2002	7.0372	3.6813	0
	01	2001	9.2543	7.0372	0

	02	2010	4.2910	5.4823	148,048
	02	2009	3.0503	4.2910	166,517
	02	2008	6.3419	3.0503	208,329
	02	2007	5.8410	6.3419	333,324
	02	2006	5.7737	5.8410	431,320
	02	2005	5.6648	5.7737	459,506
	02	2004	4.9997	5.6648	461,018
	02	2003	3.6684	4.9997	480,684
	02	2002	7.0233	3.6684	395,585
	02	2001	9.2502	7.0233	432,823

	03	2010	4.2508	5.4254	0
	03	2009	3.0247	4.2508	0
	03	2008	6.2952	3.0247	0
	03	2007	5.8039	6.2952	48,220
	03	2006	5.7428	5.8039	52,011
	03	2005	5.6402	5.7428	139,075
	03	2004	4.9830	5.6402	152,486
	03	2003	3.6599	4.9830	178,258
	03	2002	7.0141	3.6599	86,130
	03	2001	9.2475	7.0141	166,380

	04	2010	4.2307	5.3971	222,458
	04	2009	3.0120	4.2307	211,667
	04	2008	6.2719	3.0120	277,707
	04	2007	5.7854	6.2719	441,394
	04	2006	5.7273	5.7854	617,836
	04	2005	5.6279	5.7273	787,096
	04	2004	4.9747	5.6279	953,545
	04	2003	3.6556	4.9747	991,837
	04	2002	7.0095	3.6556	765,488
	04	2001	9.2461	7.0095	759,584

	05	2010	4.1909	5.3409	403,323
	05	2009	2.9867	4.1909	456,611
	05	2008	6.2255	2.9867	540,295
	05	2007	5.7485	6.2255	823,996
	05	2006	5.6966	5.7485	1,056,522
	05	2005	5.6034	5.6966	1,256,731
	05	2004	4.9580	5.6034	1,403,084
	05	2003	3.6470	4.9580	1,359,098
	05	2002	7.0002	3.6470	1,074,028
	05	2001	9.2433	7.0002	1,086,103

	06	2010	4.1319	5.2577	205,838
	06	2009	2.9491	4.1319	244,247
	06	2008	6.1567	2.9491	284,275
	06	2007	5.6936	6.1567	380,079
	06	2006	5.6508	5.6936	449,606
	06	2005	5.5667	5.6508	456,382
	06	2004	4.9332	5.5667	528,517
	06	2003	3.6342	4.9332	465,925
	06	2002	6.9863	3.6342	394,996
	06	2001	9.2392	6.9863	430,207

MFS® Mid Cap Growth Portfolio S Class	01	2010	5.8610	7.4784	0
	01	2009	4.1713	5.8610	0
	01	2008	8.6760	4.1713	4,458
	01	2007	7.9974	8.6760	5,037
	01	2006	7.9045	7.9974	6,904
	01	2005	7.7683	7.9045	8,292
	01	2004	6.8661	7.7683	10,253
	01	2003	5.0501	6.8661	12,869
	01	2002	9.6555	5.0501	23,575
	01	2001	10.0000	9.6555	0

	02	2010	5.7870	7.3729	100,610
	02	2009	4.1249	5.7870	139,657
	02	2008	8.5928	4.1249	187,223
	02	2007	7.9328	8.5928	238,452
	02	2006	7.8524	7.9328	265,180
	02	2005	7.7288	7.8524	265,474
	02	2004	6.8416	7.7288	312,839
	02	2003	5.0397	6.8416	365,969
	02	2002	9.6504	5.0397	334,570
	02	2001	10.0000	9.6504	68,340

	03	2010	5.7384	7.3035	0
	03	2009	4.0944	5.7384	0
	03	2008	8.5378	4.0944	0
	03	2007	7.8900	8.5378	0
	03	2006	7.8180	7.8900	0
	03	2005	7.7027	7.8180	0
	03	2004	6.8254	7.7027	0
	03	2003	5.0329	6.8254	0
	03	2002	9.6471	5.0329	0
	03	2001	10.0000	9.6471	0

	04	2010	5.7141	7.2689	77,296
	04	2009	4.0791	5.7141	102,089
	04	2008	8.5103	4.0791	154,775
	04	2007	7.8686	8.5103	174,557
	04	2006	7.8007	7.8686	197,615
	04	2005	7.6896	7.8007	209,972
	04	2004	6.8173	7.6896	235,067
	04	2003	5.0294	6.8173	223,375
	04	2002	9.6454	5.0294	218,224
	04	2001	10.0000	9.6454	58,436

	05	2010	5.6658	7.2002	69,091
	05	2009	4.0488	5.6658	87,861
	05	2008	8.4556	4.0488	117,666
	05	2007	7.8261	8.4556	153,050
	05	2006	7.7664	7.8261	184,970
	05	2005	7.6635	7.7664	222,110
	05	2004	6.8010	7.6635	266,087
	05	2003	5.0225	6.8010	289,552
	05	2002	9.6420	5.0225	296,162
	05	2001	10.0000	9.6420	73,829

	06	2010	5.5942	7.0984	134,327
	06	2009	4.0037	5.5942	138,308
	06	2008	8.3743	4.0037	152,922
	06	2007	7.7627	8.3743	190,541
	06	2006	7.7152	7.7627	231,398
	06	2005	7.6245	7.7152	282,688
	06	2004	6.7768	7.6245	358,960
	06	2003	5.0122	6.7768	413,368
	06	2002	9.6369	5.0122	375,432
	06	2001	10.0000	9.6369	97,209

MFS® Money Market Portfolio I Class	01	2010	11.4553	11.3408	0
	01	2009	11.5710	11.4553	0
	01	2008	11.4548	11.5710	68,175
	01	2007	11.0359	11.4548	68,175
	01	2006	10.6575	11.0359	68,175
	01	2005	10.4798	10.6575	15,914
	01	2004	10.4992	10.4798	15,914
	01	2003	10.5389	10.4992	95,047
	01	2002	10.5114	10.5389	155,666
	01	2001	10.2311	10.5114	79,558

	02	2010	11.2920	11.1622	284,703
	02	2009	11.4234	11.2920	328,415
	02	2008	11.3259	11.4234	346,631
	02	2007	10.9284	11.3259	472,218
	02	2006	10.5696	10.9284	470,450
	02	2005	10.4092	10.5696	494,513
	02	2004	10.4444	10.4092	571,103
	02	2003	10.4998	10.4444	686,478
	02	2002	10.4883	10.4998	993,214
	02	2001	10.2242	10.4883	1,040,145

	03	2010	11.1846	11.0448	0
	03	2009	11.3262	11.1846	13,620
	03	2008	11.2409	11.3262	13,620
	03	2007	10.8574	11.2409	33,566
	03	2006	10.5116	10.8574	12,103
	03	2005	10.3624	10.5116	10,781
	03	2004	10.4080	10.3624	79,067
	03	2003	10.4738	10.4080	34,522
	03	2002	10.4730	10.4738	36,712
	03	2001	10.2197	10.4730	123,279

	04	2010	11.1311	10.9864	235,584
	04	2009	11.2777	11.1311	313,595
	04	2008	11.1985	11.2777	440,256
	04	2007	10.8220	11.1985	500,439
	04	2006	10.4825	10.8220	436,329
	04	2005	10.3391	10.4825	451,628
	04	2004	10.3898	10.3391	439,703
	04	2003	10.4608	10.3898	641,288
	04	2002	10.4653	10.4608	1,204,430
	04	2001	10.2174	10.4653	960,391

	05	2010	11.0248	10.8704	634,062
	05	2009	11.1813	11.0248	888,252
	05	2008	11.1141	11.1813	1,113,026
	05	2007	10.7514	11.1141	1,146,403
	05	2006	10.4247	10.7514	837,499
	05	2005	10.2924	10.4247	871,103
	05	2004	10.3535	10.2924	988,142
	05	2003	10.4349	10.3535	1,435,343
	05	2002	10.4499	10.4349	2,229,770
	05	2001	10.2127	10.4499	1,927,332

	06	2010	10.8673	10.6989	305,749
	06	2009	11.0384	10.8673	295,640
	06	2008	10.9888	11.0384	536,547
	06	2007	10.6464	10.9888	487,120
	06	2006	10.3386	10.6464	488,418
	06	2005	10.2229	10.3386	514,552
	06	2004	10.2993	10.2229	608,476
	06	2003	10.3960	10.2993	672,274
	06	2002	10.4269	10.3960	1,078,038
	06	2001	10.2059	10.4269	1,066,254

MFS® Money Market Portfolio S Class	01	2010	10.7531	10.6455	40,606
	01	2009	10.8616	10.7531	4,405
	01	2008	10.7776	10.8616	4,786
	01	2007	10.4095	10.7776	5,328
	01	2006	10.0776	10.4095	6,577
	01	2005	9.9344	10.0776	10,136
	01	2004	9.9777	9.9344	14,033
	01	2003	10.0405	9.9777	17,847
	01	2002	10.0392	10.0405	24,442
	01	2001	10.0000	10.0392	0

	02	2010	10.6175	10.4954	155,104
	02	2009	10.7411	10.6175	159,294
	02	2008	10.6742	10.7411	285,612
	02	2007	10.3253	10.6742	141,055
	02	2006	10.0113	10.3253	131,903
	02	2005	9.8840	10.0113	156,675
	02	2004	9.9422	9.8840	155,811
	02	2003	10.0200	9.9422	271,380
	02	2002	10.0340	10.0200	418,388
	02	2001	10.0000	10.0340	191,267

	03	2010	10.5283	10.3967	0
	03	2009	10.6615	10.5283	0
	03	2008	10.6059	10.6615	0
	03	2007	10.2697	10.6059	0
	03	2006	9.9675	10.2697	0
	03	2005	9.8506	9.9675	0
	03	2004	9.9187	9.8506	0
	03	2003	10.0064	9.9187	0
	03	2002	10.0305	10.0064	0
	03	2001	10.0000	10.0305	0

	04	2010	10.4838	10.3475	89,269
	04	2009	10.6219	10.4838	95,391
	04	2008	10.5718	10.6219	205,167
	04	2007	10.2419	10.5718	88,697
	04	2006	9.9455	10.2419	90,774
	04	2005	9.8339	9.9455	104,239
	04	2004	9.9069	9.8339	125,722
	04	2003	9.9996	9.9069	164,909
	04	2002	10.0287	9.9996	218,882
	04	2001	10.0000	10.0287	49,528

	05	2010	10.3953	10.2498	125,915
	05	2009	10.5429	10.3953	140,624
	05	2008	10.5040	10.5429	201,771
	05	2007	10.1866	10.5040	149,920
	05	2006	9.9018	10.1866	129,351
	05	2005	9.8006	9.9018	144,880
	05	2004	9.8834	9.8006	173,396
	05	2003	9.9859	9.8834	279,830
	05	2002	10.0252	9.9859	218,587
	05	2001	10.0000	10.0252	141,647

	06	2010	10.2640	10.1049	140,183
	06	2009	10.4256	10.2640	221,237
	06	2008	10.4030	10.4256	322,528
	06	2007	10.1041	10.4030	216,760
	06	2006	9.8365	10.1041	252,663
	06	2005	9.7508	9.8365	249,504
	06	2004	9.8482	9.7508	235,310
	06	2003	9.9655	9.8482	289,189
	06	2002	10.0199	9.9655	617,199
	06	2001	10.0000	10.0199	130,909

MFS® New Discovery Portfolio I Class	01	2010	8.6711	11.7251	66
	01	2009	5.3746	8.6711	79
	01	2008	8.9846	5.3746	90
	01	2007	8.8494	8.9846	41,024
	01	2006	7.8983	8.8494	38,049
	01	2005	7.5831	7.8983	53,443
	01	2004	7.1264	7.5831	54,287
	01	2003	5.3207	7.1264	40,136
	01	2002	8.0770	5.3207	43,608
	01	2001	8.5987	8.0770	50,623

	02	2010	8.5473	11.5402	160,529
	02	2009	5.3060	8.5473	205,533
	02	2008	8.8834	5.3060	290,634
	02	2007	8.7631	8.8834	482,947
	02	2006	7.8331	8.7631	647,495
	02	2005	7.5319	7.8331	711,348
	02	2004	7.0890	7.5319	787,454
	02	2003	5.3008	7.0890	822,989
	02	2002	8.0592	5.3008	901,138
	02	2001	8.5929	8.0592	831,360

	03	2010	8.4659	11.4188	59,631
	03	2009	5.2607	8.4659	82,729
	03	2008	8.8166	5.2607	93,062
	03	2007	8.7061	8.8166	143,541
	03	2006	7.7900	8.7061	139,990
	03	2005	7.4980	7.7900	150,848
	03	2004	7.0643	7.4980	152,016
	03	2003	5.2877	7.0643	206,314
	03	2002	8.0473	5.2877	182,505
	03	2001	8.5889	8.0473	152,692

	04	2010	8.4254	11.3583	213,174
	04	2009	5.2382	8.4254	248,660
	04	2008	8.7833	5.2382	305,614
	04	2007	8.6776	8.7833	444,127
	04	2006	7.7685	8.6776	537,575
	04	2005	7.4810	7.7685	630,313
	04	2004	7.0519	7.4810	765,837
	04	2003	5.2811	7.0519	813,036
	04	2002	8.0414	5.2811	834,639
	04	2001	8.5870	8.0414	944,749

	05	2010	8.3448	11.2383	529,691
	05	2009	5.1933	8.3448	650,089
	05	2008	8.7170	5.1933	807,843
	05	2007	8.6209	8.7170	1,155,988
	05	2006	7.7255	8.6209	1,388,427
	05	2005	7.4472	7.7255	1,603,535
	05	2004	7.0272	7.4472	1,875,631
	05	2003	5.2679	7.0272	1,960,188
	05	2002	8.0295	5.2679	2,151,269
	05	2001	8.5831	8.0295	2,219,924

	06	2010	8.2254	11.0607	285,895
	06	2009	5.1269	8.2254	336,984
	06	2008	8.6186	5.1269	441,768
	06	2007	8.5367	8.6186	500,328
	06	2006	7.6616	8.5367	585,474
	06	2005	7.3968	7.6616	670,955
	06	2004	6.9903	7.3968	755,691
	06	2003	5.2482	6.9903	772,874
	06	2002	8.0117	5.2482	858,897
	06	2001	8.5772	8.0117	862,726

MFS® New Discovery Portfolio S Class	01	2010	10.8583	14.6429	12,940
	01	2009	6.7406	10.8583	15,468
	01	2008	11.3041	6.7406	18,593
	01	2007	11.1646	11.3041	15,623
	01	2006	9.9889	11.1646	14,837
	01	2005	9.6131	9.9889	15,770
	01	2004	9.0568	9.6131	15,136
	01	2003	6.7759	9.0568	2,713
	01	2002	10.3171	6.7759	8,240
	01	2001	10.0000	10.3171	0

	02	2010	10.7214	14.4363	72,749
	02	2009	6.6657	10.7214	122,172
	02	2008	11.1956	6.6657	170,510
	02	2007	11.0744	11.1956	216,145
	02	2006	9.9232	11.0744	247,748
	02	2005	9.5643	9.9232	265,460
	02	2004	9.0246	9.5643	297,705
	02	2003	6.7620	9.0246	308,150
	02	2002	10.3117	6.7620	300,895
	02	2001	10.0000	10.3117	61,550

	03	2010	10.6312	14.3005	0
	03	2009	6.6164	10.6312	0
	03	2008	11.1240	6.6164	0
	03	2007	11.0147	11.1240	0
	03	2006	9.8797	11.0147	0
	03	2005	9.5319	9.8797	0
	03	2004	9.0032	9.5319	0
	03	2003	6.7528	9.0032	0
	03	2002	10.3081	6.7528	0
	03	2001	10.0000	10.3081	0

	04	2010	10.5862	14.2328	41,624
	04	2009	6.5917	10.5862	56,902
	04	2008	11.0882	6.5917	97,487
	04	2007	10.9849	11.0882	139,742
	04	2006	9.8579	10.9849	155,954
	04	2005	9.5158	9.8579	185,129
	04	2004	8.9925	9.5158	211,385
	04	2003	6.7482	8.9925	196,675
	04	2002	10.3063	6.7482	185,652
	04	2001	10.0000	10.3063	54,538

	05	2010	10.4969	14.0983	59,489
	05	2009	6.5427	10.4969	85,556
	05	2008	11.0170	6.5427	109,488
	05	2007	10.9255	11.0170	137,799
	05	2006	9.8145	10.9255	148,804
	05	2005	9.4835	9.8145	161,614
	05	2004	8.9711	9.4835	200,261
	05	2003	6.7389	8.9711	207,764
	05	2002	10.3026	6.7389	228,753
	05	2001	10.0000	10.3026	55,436

	06	2010	10.3642	13.8990	158,883
	06	2009	6.4699	10.3642	203,834
	06	2008	10.9110	6.4699	230,678
	06	2007	10.8370	10.9110	255,466
	06	2006	9.7498	10.8370	284,239
	06	2005	9.4352	9.7498	315,113
	06	2004	8.9391	9.4352	332,182
	06	2003	6.7251	8.9391	354,100
	06	2002	10.2972	6.7251	322,636
	06	2001	10.0000	10.2972	90,756

MFS® Research International Portfolio I Class	01	2010	12.1907	13.3515	0
	01	2009	9.4045	12.1907	0
	01	2008	16.5178	9.4045	0
	01	2007	14.7461	16.5178	0
	01	2006	11.6846	14.7461	0
	01	2005	10.1254	11.6846	0
	01	2004	8.4389	10.1254	0
	01	2003	6.3680	8.4389	0
	01	2002	7.2666	6.3680	0
	01	2001	8.9251	7.2666	0

	02	2010	12.0167	13.1411	62,264
	02	2009	9.2844	12.0167	82,344
	02	2008	16.3318	9.2844	128,339
	02	2007	14.6023	16.3318	230,527
	02	2006	11.5882	14.6023	314,721
	02	2005	10.0570	11.5882	292,282
	02	2004	8.3947	10.0570	295,629
	02	2003	6.3442	8.3947	313,117
	02	2002	7.2505	6.3442	344,106
	02	2001	8.9190	7.2505	350,771

	03	2010	11.9023	13.0028	19,556
	03	2009	9.2053	11.9023	51,781
	03	2008	16.2091	9.2053	51,945
	03	2007	14.5073	16.2091	105,991
	03	2006	11.5244	14.5073	114,279
	03	2005	10.0118	11.5244	113,913
	03	2004	8.3654	10.0118	114,859
	03	2003	6.3285	8.3654	108,984
	03	2002	7.2398	6.3285	137,859
	03	2001	8.9149	7.2398	140,166

	04	2010	11.8453	12.9339	88,390
	04	2009	9.1658	11.8453	112,048
	04	2008	16.1479	9.1658	154,826
	04	2007	14.4599	16.1479	249,765
	04	2006	11.4926	14.4599	293,496
	04	2005	9.9891	11.4926	270,989
	04	2004	8.3507	9.9891	291,474
	04	2003	6.3206	8.3507	289,102
	04	2002	7.2345	6.3206	313,175
	04	2001	8.9129	7.2345	421,744

	05	2010	11.7321	12.7974	362,883
	05	2009	9.0875	11.7321	419,677
	05	2008	16.0261	9.0875	490,085
	05	2007	14.3655	16.0261	731,299
	05	2006	11.4291	14.3655	871,731
	05	2005	9.9441	11.4291	889,565
	05	2004	8.3215	9.9441	964,759
	05	2003	6.3049	8.3215	891,768
	05	2002	7.2238	6.3049	1,037,328
	05	2001	8.9088	7.2238	1,130,011

	06	2010	11.5643	12.5952	101,951
	06	2009	8.9712	11.5643	108,468
	06	2008	15.8453	8.9712	151,378
	06	2007	14.2251	15.8453	207,488
	06	2006	11.3346	14.2251	232,659
	06	2005	9.8768	11.3346	222,139
	06	2004	8.2778	9.8768	242,633
	06	2003	6.2813	8.2778	228,023
	06	2002	7.2078	6.2813	240,893
	06	2001	8.9027	7.2078	270,557

MFS® Research International Portfolio S Class	01	2010	15.5009	16.9325	0
	01	2009	11.9980	15.5009	0
	01	2008	21.1138	11.9980	9,783
	01	2007	18.9066	21.1138	9,073
	01	2006	15.0071	18.9066	10,195
	01	2005	13.0458	15.0071	0
	01	2004	10.8944	13.0458	0
	01	2003	8.2488	10.8944	0
	01	2002	9.4289	8.2488	0
	01	2001	10.0000	9.4289	0

	02	2010	15.3056	16.6937	26,809
	02	2009	11.8648	15.3056	41,053
	02	2008	20.9113	11.8648	65,145
	02	2007	18.7539	20.9113	74,719
	02	2006	14.9084	18.7539	72,971
	02	2005	12.9797	14.9084	62,908
	02	2004	10.8557	12.9797	65,095
	02	2003	8.2320	10.8557	63,566
	02	2002	9.4240	8.2320	66,801
	02	2001	10.0000	9.4240	19,725

	03	2010	15.1769	16.5366	0
	03	2009	11.7769	15.1769	0
	03	2008	20.7776	11.7769	0
	03	2007	18.6529	20.7776	0
	03	2006	14.8431	18.6529	0
	03	2005	12.9358	14.8431	0
	03	2004	10.8299	12.9358	0
	03	2003	8.2208	10.8299	0
	03	2002	9.4207	8.2208	0
	03	2001	10.0000	9.4207	0

	04	2010	15.1127	16.4583	25,617
	04	2009	11.7331	15.1127	30,746
	04	2008	20.7107	11.7331	43,713
	04	2007	18.6024	20.7107	48,449
	04	2006	14.8104	18.6024	56,175
	04	2005	12.9138	14.8104	49,089
	04	2004	10.8171	12.9138	49,898
	04	2003	8.2151	10.8171	47,960
	04	2002	9.4190	8.2151	51,543
	04	2001	10.0000	9.4190	16,135

	05	2010	14.9852	16.3030	17,013
	05	2009	11.6459	14.9852	18,792
	05	2008	20.5779	11.6459	28,800
	05	2007	18.5019	20.5779	46,803
	05	2006	14.7452	18.5019	49,450
	05	2005	12.8701	14.7452	54,907
	05	2004	10.7913	12.8701	45,407
	05	2003	8.2039	10.7913	44,321
	05	2002	9.4157	8.2039	42,071
	05	2001	10.0000	9.4157	20,121

	06	2010	14.7958	16.0725	38,418
	06	2009	11.5163	14.7958	53,111
	06	2008	20.3800	11.5163	62,243
	06	2007	18.3520	20.3800	75,435
	06	2006	14.6480	18.3520	81,846
	06	2005	12.8046	14.6480	90,862
	06	2004	10.7529	12.8046	109,294
	06	2003	8.1871	10.7529	101,340
	06	2002	9.4108	8.1871	100,324
	06	2001	10.0000	9.4108	33,370

MFS® Strategic Income Portfolio I Class	01	2010	15.5359	16.9597	0
	01	2009	12.2909	15.5359	0
	01	2008	14.2787	12.2909	0
	01	2007	13.9376	14.2787	0
	01	2006	13.1927	13.9376	0
	01	2005	13.0786	13.1927	0
	01	2004	12.2276	13.0786	0
	01	2003	10.9410	12.2276	0
	01	2002	10.2817	10.9410	0
	01	2001	10.0495	10.2817	24,506

	02	2010	15.3150	16.6932	36,675
	02	2009	12.1346	15.3150	68,773
	02	2008	14.1185	12.1346	79,195
	02	2007	13.8024	14.1185	131,825
	02	2006	13.0845	13.8024	135,954
	02	2005	12.9909	13.0845	156,874
	02	2004	12.1641	12.9909	158,087
	02	2003	10.9007	12.1641	166,494
	02	2002	10.2595	10.9007	153,378
	02	2001	10.0430	10.2595	162,361

	03	2010	15.1697	16.5181	49,650
	03	2009	12.0316	15.1697	51,597
	03	2008	14.0128	12.0316	52,052
	03	2007	13.7130	14.0128	80,062
	03	2006	13.0129	13.7130	65,317
	03	2005	12.9329	13.0129	64,818
	03	2004	12.1220	12.9329	68,460
	03	2003	10.8740	12.1220	83,758
	03	2002	10.2447	10.8740	97,924
	03	2001	10.0387	10.2447	28,890

	04	2010	15.0972	16.4309	83,897
	04	2009	11.9802	15.0972	73,011
	04	2008	13.9601	11.9802	73,150
	04	2007	13.6684	13.9601	170,119
	04	2006	12.9771	13.6684	205,606
	04	2005	12.9039	12.9771	208,742
	04	2004	12.1010	12.9039	219,512
	04	2003	10.8606	12.1010	239,678
	04	2002	10.2373	10.8606	229,678
	04	2001	10.0366	10.2373	189,968

	05	2010	14.9534	16.2579	169,508
	05	2009	11.8781	14.9534	186,944
	05	2008	13.8553	11.8781	185,304
	05	2007	13.5796	13.8553	326,878
	05	2006	12.9058	13.5796	367,056
	05	2005	12.8460	12.9058	376,926
	05	2004	12.0590	12.8460	396,767
	05	2003	10.8339	12.0590	439,995
	05	2002	10.2225	10.8339	389,997
	05	2001	10.0323	10.2225	338,348

	06	2010	14.7403	16.0018	98,029
	06	2009	11.7266	14.7403	109,332
	06	2008	13.6995	11.7266	82,527
	06	2007	13.4475	13.6995	127,769
	06	2006	12.7997	13.4475	135,193
	06	2005	12.7597	12.7997	148,897
	06	2004	11.9962	12.7597	163,427
	06	2003	10.7940	11.9962	156,596
	06	2002	10.2003	10.7940	139,701
	06	2001	10.0259	10.2003	94,466

MFS® Strategic Income Portfolio S Class	01	2010	14.9390	16.2755	0
	01	2009	11.8592	14.9390	0
	01	2008	13.8030	11.8592	0
	01	2007	13.5062	13.8030	0
	01	2006	12.8155	13.5062	0
	01	2005	12.7398	12.8155	0
	01	2004	11.9344	12.7398	0
	01	2003	10.7177	11.9344	0
	01	2002	10.0943	10.7177	0
	01	2001	10.0000	10.0943	0

	02	2010	14.7508	16.0461	49,920
	02	2009	11.7276	14.7508	60,834
	02	2008	13.6707	11.7276	84,358
	02	2007	13.3971	13.6707	117,473
	02	2006	12.7313	13.3971	110,226
	02	2005	12.6752	12.7313	124,470
	02	2004	11.8920	12.6752	130,079
	02	2003	10.6958	11.8920	150,240
	02	2002	10.0890	10.6958	122,526
	02	2001	10.0000	10.0890	39,804

	03	2010	14.6268	15.8951	0
	03	2009	11.6407	14.6268	0
	03	2008	13.5832	11.6407	0
	03	2007	13.3249	13.5832	0
	03	2006	12.6754	13.3249	0
	03	2005	12.6323	12.6754	0
	03	2004	11.8638	12.6323	0
	03	2003	10.6813	11.8638	0
	03	2002	10.0855	10.6813	0
	03	2001	10.0000	10.0855	0

	04	2010	14.5650	15.8199	24,151
	04	2009	11.5974	14.5650	21,274
	04	2008	13.5395	11.5974	73,503
	04	2007	13.2888	13.5395	92,917
	04	2006	12.6476	13.2888	73,415
	04	2005	12.6109	12.6476	88,506
	04	2004	11.8497	12.6109	78,301
	04	2003	10.6740	11.8497	100,898
	04	2002	10.0837	10.6740	91,947
	04	2001	10.0000	10.0837	28,064

	05	2010	14.4421	15.6705	20,179
	05	2009	11.5112	14.4421	26,632
	05	2008	13.4526	11.5112	33,394
	05	2007	13.2170	13.4526	55,124
	05	2006	12.5919	13.2170	53,337
	05	2005	12.5681	12.5919	56,324
	05	2004	11.8216	12.5681	54,074
	05	2003	10.6594	11.8216	62,544
	05	2002	10.0802	10.6594	69,454
	05	2001	10.0000	10.0802	23,559

	06	2010	14.2597	15.4492	47,651
	06	2009	11.3832	14.2597	72,492
	06	2008	13.3233	11.3832	74,358
	06	2007	13.1100	13.3233	98,943
	06	2006	12.5089	13.1100	112,056
	06	2005	12.5043	12.5089	145,003
	06	2004	11.7795	12.5043	197,070
	06	2003	10.6376	11.7795	126,815
	06	2002	10.0749	10.6376	109,164
	06	2001	10.0000	10.0749	28,762

MFS® Technology Portfolio I Class	01	2010	4.6974	5.6101	0
	01	2009	2.6862	4.6974	0
	01	2008	5.5285	2.6862	0
	01	2007	4.6453	5.5285	0
	01	2006	3.8468	4.6453	0
	01	2005	3.6590	3.8468	0
	01	2004	3.6081	3.6590	0
	01	2003	2.5066	3.6081	0
	01	2002	4.6876	2.5066	15,457
	01	2001	7.7449	4.6876	18,195

	02	2010	4.6304	5.5218	111,800
	02	2009	2.6519	4.6304	132,648
	02	2008	5.4663	2.6519	173,439
	02	2007	4.6001	5.4663	214,842
	02	2006	3.8151	4.6001	283,755
	02	2005	3.6344	3.8151	286,612
	02	2004	3.5892	3.6344	326,152
	02	2003	2.4973	3.5892	361,175
	02	2002	4.6773	2.4973	332,027
	02	2001	7.7398	4.6773	443,519

	03	2010	4.5864	5.4638	22,474
	03	2009	2.6294	4.5864	53,461
	03	2008	5.4253	2.6294	53,703
	03	2007	4.5702	5.4253	53,959
	03	2006	3.7942	4.5702	54,203
	03	2005	3.6181	3.7942	29,789
	03	2004	3.5768	3.6181	34,093
	03	2003	2.4912	3.5768	34,336
	03	2002	4.6705	2.4912	44,676
	03	2001	7.7364	4.6705	46,368

	04	2010	4.5644	5.4348	94,518
	04	2009	2.6181	4.5644	131,488
	04	2008	5.4048	2.6181	124,011
	04	2007	4.5553	5.4048	220,321
	04	2006	3.7837	4.5553	267,060
	04	2005	3.6099	3.7837	293,031
	04	2004	3.5705	3.6099	358,077
	04	2003	2.4881	3.5705	417,202
	04	2002	4.6671	2.4881	391,228
	04	2001	7.7347	4.6671	546,351

	05	2010	4.5209	5.3775	328,015
	05	2009	2.5958	4.5209	369,982
	05	2008	5.3642	2.5958	371,703
	05	2007	4.5256	5.3642	523,305
	05	2006	3.7629	4.5256	658,473
	05	2005	3.5937	3.7629	770,574
	05	2004	3.5581	3.5937	970,660
	05	2003	2.4819	3.5581	1,063,824
	05	2002	4.6602	2.4819	1,106,441
	05	2001	7.7313	4.6602	1,328,675

	06	2010	4.4563	5.2926	111,286
	06	2009	2.5625	4.4563	113,960
	06	2008	5.3037	2.5625	155,156
	06	2007	4.4814	5.3037	222,536
	06	2006	3.7318	4.4814	266,930
	06	2005	3.5694	3.7318	291,267
	06	2004	3.5394	3.5694	349,183
	06	2003	2.4727	3.5394	384,036
	06	2002	4.6500	2.4727	388,335
	06	2001	7.7263	4.6500	475,894
MFS® Technology Portfolio S Class
	01	2010	9.5400	11.3542	0
	01	2009	5.4617	9.5400	0
	01	2008	11.2805	5.4617	0
	01	2007	9.4959	11.2805	0
	01	2006	7.8883	9.4959	0
	01	2005	7.5150	7.8883	0
	01	2004	7.4448	7.5150	0
	01	2003	5.1733	7.4448	0
	01	2002	9.7453	5.1733	0
	01	2001	10.0000	9.7453	0

	02	2010	9.4197	11.1940	13,374
	02	2009	5.4010	9.4197	15,677
	02	2008	11.1723	5.4010	18,547
	02	2007	9.4191	11.1723	22,351
	02	2006	7.8364	9.4191	21,961
	02	2005	7.4769	7.8364	23,928
	02	2004	7.4183	7.4769	36,835
	02	2003	5.1627	7.4183	30,156
	02	2002	9.7401	5.1627	23,128
	02	2001	10.0000	9.7401	12,839

	03	2010	9.3405	11.0886	0
	03	2009	5.3610	9.3405	0
	03	2008	11.1008	5.3610	0
	03	2007	9.3683	11.1008	0
	03	2006	7.8020	9.3683	0
	03	2005	7.4516	7.8020	0
	03	2004	7.4007	7.4516	0
	03	2003	5.1557	7.4007	0
	03	2002	9.7367	5.1557	0
	03	2001	10.0000	9.7367	0

	04	2010	9.3010	11.0362	9,835
	04	2009	5.3410	9.3010	16,495
	04	2008	11.0651	5.3410	15,131
	04	2007	9.3430	11.0651	14,559
	04	2006	7.7849	9.3430	20,558
	04	2005	7.4389	7.7849	22,796
	04	2004	7.3919	7.4389	25,376
	04	2003	5.1522	7.3919	30,968
	04	2002	9.7350	5.1522	19,642
	04	2001	10.0000	9.7350	5,303

	05	2010	9.2224	10.9319	18,194
	05	2009	5.3013	9.2224	24,608
	05	2008	10.9940	5.3013	19,323
	05	2007	9.2924	10.9940	25,044
	05	2006	7.7506	9.2924	26,156
	05	2005	7.4137	7.7506	32,386
	05	2004	7.3743	7.4137	33,865
	05	2003	5.1451	7.3743	36,285
	05	2002	9.7316	5.1451	26,129
	05	2001	10.0000	9.7316	11,096

	06	2010	9.1059	10.7773	38,556
	06	2009	5.2423	9.1059	33,739
	06	2008	10.8883	5.2423	26,277
	06	2007	9.2171	10.8883	35,769
	06	2006	7.6995	9.2171	35,319
	06	2005	7.3760	7.6995	41,887
	06	2004	7.3480	7.3760	54,394
	06	2003	5.1345	7.3480	60,486
	06	2002	9.7264	5.1345	46,358
	06	2001	10.0000	9.7264	15,967

MFS® Total Return Portfolio I Class	01	2010	14.1593	15.4147	0
	01	2009	12.1112	14.1593	0
	01	2008	15.5945	12.1112	0
	01	2007	15.1004	15.5945	0
	01	2006	13.5913	15.1004	0
	01	2005	13.3254	13.5913	0
	01	2004	12.0752	13.3254	61,545
	01	2003	10.4115	12.0752	61,446
	01	2002	11.1541	10.4115	57,958
	01	2001	11.2101	11.1541	15,205

	02	2010	13.9579	15.1724	386,991
	02	2009	11.9570	13.9579	537,554
	02	2008	15.4196	11.9570	731,648
	02	2007	14.9537	15.4196	1,256,770
	02	2006	13.4798	14.9537	1,487,497
	02	2005	13.2360	13.4798	1,741,474
	02	2004	12.0125	13.2360	1,833,489
	02	2003	10.3731	12.0125	1,931,208
	02	2002	11.1299	10.3731	1,996,722
	02	2001	11.2028	11.1299	1,814,986

	03	2010	13.8253	15.0131	19,776
	03	2009	11.8554	13.8253	6,674
	03	2008	15.3041	11.8554	19,352
	03	2007	14.8568	15.3041	23,440
	03	2006	13.4059	14.8568	23,655
	03	2005	13.1768	13.4059	33,019
	03	2004	11.9709	13.1768	36,531
	03	2003	10.3477	11.9709	99,853
	03	2002	11.1138	10.3477	80,813
	03	2001	11.1980	11.1138	87,756

	04	2010	13.7593	14.9339	656,310
	04	2009	11.8048	13.7593	788,358
	04	2008	15.2465	11.8048	923,656
	04	2007	14.8085	15.2465	1,400,015
	04	2006	13.3691	14.8085	1,634,447
	04	2005	13.1472	13.3691	1,874,981
	04	2004	11.9501	13.1472	2,098,700
	04	2003	10.3349	11.9501	2,197,855
	04	2002	11.1058	10.3349	2,203,584
	04	2001	11.1956	11.1058	1,975,555

	05	2010	13.6282	14.7766	1,284,423
	05	2009	11.7042	13.6282	1,364,396
	05	2008	15.1320	11.7042	1,659,616
	05	2007	14.7123	15.1320	2,652,554
	05	2006	13.2956	14.7123	3,123,284
	05	2005	13.0882	13.2956	3,545,429
	05	2004	11.9086	13.0882	3,642,030
	05	2003	10.3095	11.9086	3,689,075
	05	2002	11.0897	10.3095	3,762,588
	05	2001	11.1908	11.0897	3,267,013

	06	2010	13.4339	14.5438	576,448
	06	2009	11.5549	13.4339	670,693
	06	2008	14.9618	11.5549	754,851
	06	2007	14.5691	14.9618	1,108,966
	06	2006	13.1862	14.5691	1,281,729
	06	2005	13.0003	13.1862	1,434,013
	06	2004	11.8466	13.0003	1,472,580
	06	2003	10.2714	11.8466	1,567,034
	06	2002	11.0656	10.2714	1,613,058
	06	2001	11.1836	11.0656	1,345,336

MFS® Total Return Portfolio S Class	01	2010	12.4197	13.4870	5,370
	01	2009	10.6490	12.4197	5,848
	01	2008	13.7450	10.6490	6,355
	01	2007	13.3410	13.7450	7,076
	01	2006	12.0415	13.3410	7,524
	01	2005	11.8301	12.0415	70,371
	01	2004	10.7517	11.8301	72,883
	01	2003	9.2956	10.7517	52,090
	01	2002	9.9765	9.2956	40,484
	01	2001	10.0000	9.9765	0

	02	2010	12.2632	13.2968	440,854
	02	2009	10.5307	12.2632	617,367
	02	2008	13.6131	10.5307	895,059
	02	2007	13.2332	13.6131	1,281,364
	02	2006	11.9623	13.2332	1,457,440
	02	2005	11.7701	11.9623	1,618,166
	02	2004	10.7135	11.7701	1,664,485
	02	2003	9.2766	10.7135	1,685,029
	02	2002	9.9713	9.2766	1,631,383
	02	2001	10.0000	9.9713	374,067

	03	2010	12.1601	13.1717	0
	03	2009	10.4528	12.1601	0
	03	2008	13.5261	10.4528	0
	03	2007	13.1620	13.5261	0
	03	2006	11.9099	13.1620	0
	03	2005	11.7303	11.9099	0
	03	2004	10.6881	11.7303	0
	03	2003	9.2640	10.6881	0
	03	2002	9.9678	9.2640	0
	03	2001	10.0000	9.9678	0

	04	2010	12.1087	13.1094	245,109
	04	2009	10.4139	12.1087	329,073
	04	2008	13.4826	10.4139	587,360
	04	2007	13.1263	13.4826	782,680
	04	2006	11.8836	13.1263	997,801
	04	2005	11.7104	11.8836	1,168,799
	04	2004	10.6754	11.7104	1,196,281
	04	2003	9.2577	10.6754	1,216,753
	04	2002	9.9661	9.2577	1,116,530
	04	2001	10.0000	9.9661	280,851

	05	2010	12.0065	12.9856	314,514
	05	2009	10.3364	12.0065	413,780
	05	2008	13.3960	10.3364	607,127
	05	2007	13.0554	13.3960	781,368
	05	2006	11.8313	13.0554	836,963
	05	2005	11.6707	11.8313	942,898
	05	2004	10.6500	11.6707	1,036,307
	05	2003	9.2451	10.6500	1,099,715
	05	2002	9.9626	9.2451	1,071,308
	05	2001	10.0000	9.9626	350,483

	06	2010	11.8548	12.8021	568,343
	06	2009	10.2214	11.8548	681,500
	06	2008	13.2672	10.2214	849,241
	06	2007	12.9496	13.2672	1,094,893
	06	2006	11.7533	12.9496	1,245,578
	06	2005	11.6114	11.7533	1,479,631
	06	2004	10.6121	11.6114	1,576,533
	06	2003	9.2261	10.6121	1,592,618
	06	2002	9.9573	9.2261	1,520,723
	06	2001	10.0000	9.9573	331,867

MFS® Utilities Portfolio I Class	01	2010	15.1894	17.1281	0
	01	2009	11.5036	15.1894	0
	01	2008	18.4633	11.5036	0
	01	2007	14.5053	18.4633	0
	01	2006	11.0758	14.5053	0
	01	2005	9.5380	11.0758	0
	01	2004	7.3900	9.5380	0
	01	2003	5.4783	7.3900	0
	01	2002	7.2670	5.4783	0
	01	2001	9.6987	7.2670	23,798

	02	2010	14.9728	16.8583	189,790
	02	2009	11.3568	14.9728	247,786
	02	2008	18.2555	11.3568	344,375
	02	2007	14.3639	18.2555	578,318
	02	2006	10.9844	14.3639	870,936
	02	2005	9.4736	10.9844	801,790
	02	2004	7.3513	9.4736	838,147
	02	2003	5.4579	7.3513	914,416
	02	2002	7.2510	5.4579	1,041,505
	02	2001	9.6921	7.2510	1,458,430

	03	2010	14.8302	16.6809	33,735
	03	2009	11.2600	14.8302	22,274
	03	2008	18.1184	11.2600	57,981
	03	2007	14.2705	18.1184	63,299
	03	2006	10.9240	14.2705	100,049
	03	2005	9.4310	10.9240	98,794
	03	2004	7.3256	9.4310	118,989
	03	2003	5.4443	7.3256	120,772
	03	2002	7.2403	5.4443	139,607
	03	2001	9.6877	7.2403	155,862

	04	2010	14.7592	16.5926	248,327
	04	2009	11.2118	14.7592	311,372
	04	2008	18.0500	11.2118	404,734
	04	2007	14.2238	18.0500	667,824
	04	2006	10.8938	14.2238	771,012
	04	2005	9.4097	10.8938	910,979
	04	2004	7.3128	9.4097	968,864
	04	2003	5.4375	7.3128	1,075,912
	04	2002	7.2349	5.4375	1,235,628
	04	2001	9.6855	7.2349	1,752,322

	05	2010	14.6183	16.4175	586,328
	05	2009	11.1160	14.6183	702,454
	05	2008	17.9140	11.1160	836,650
	05	2007	14.1311	17.9140	1,223,634
	05	2006	10.8337	14.1311	1,526,747
	05	2005	9.3672	10.8337	1,694,129
	05	2004	7.2872	9.3672	1,814,554
	05	2003	5.4240	7.2872	1,991,221
	05	2002	7.2243	5.4240	2,028,333
	05	2001	9.6811	7.2243	2,719,237

	06	2010	14.4092	16.1581	258,479
	06	2009	10.9737	14.4092	284,053
	06	2008	17.7118	10.9737	347,328
	06	2007	13.9929	17.7118	500,403
	06	2006	10.7441	13.9929	607,598
	06	2005	9.3039	10.7441	678,165
	06	2004	7.2489	9.3039	708,717
	06	2003	5.4037	7.2489	779,709
	06	2002	7.2083	5.4037	819,073
	06	2001	9.6745	7.2083	1,030,235

MFS® Utilities Portfolio S Class	01	2010	18.2940	20.5750	4,516
	01	2009	13.8837	18.2940	4,919
	01	2008	22.3515	13.8837	5,345
	01	2007	17.6005	22.3515	5,951
	01	2006	13.4719	17.6005	6,328
	01	2005	11.6332	13.4719	6,328
	01	2004	9.0382	11.6332	6,328
	01	2003	6.7113	9.0382	6,328
	01	2002	8.9376	6.7113	6,401
	01	2001	10.0000	8.9376	0

	02	2010	18.0634	20.2849	46,892
	02	2009	13.7296	18.0634	66,499
	02	2008	22.1371	13.7296	109,709
	02	2007	17.4583	22.1371	183,201
	02	2006	13.3833	17.4583	193,141
	02	2005	11.5742	13.3833	182,600
	02	2004	9.0060	11.5742	167,564
	02	2003	6.6976	9.0060	186,540
	02	2002	8.9329	6.6976	184,744
	02	2001	10.0000	8.9329	84,371

	03	2010	17.9116	20.0940	0
	03	2009	13.6279	17.9116	0
	03	2008	21.9955	13.6279	0
	03	2007	17.3642	21.9955	0
	03	2006	13.3246	17.3642	0
	03	2005	11.5350	13.3246	0
	03	2004	8.9846	11.5350	0
	03	2003	6.6885	8.9846	0
	03	2002	8.9298	6.6885	0
	03	2001	10.0000	8.9298	0

	04	2010	17.8359	19.9990	41,197
	04	2009	13.5772	17.8359	51,675
	04	2008	21.9249	13.5772	111,785
	04	2007	17.3172	21.9249	169,200
	04	2006	13.2953	17.3172	186,700
	04	2005	11.5155	13.2953	177,821
	04	2004	8.9740	11.5155	169,319
	04	2003	6.6839	8.9740	170,444
	04	2002	8.9282	6.6839	171,534
	04	2001	10.0000	8.9282	80,157

	05	2010	17.6854	19.8102	70,315
	05	2009	13.4763	17.6854	85,071
	05	2008	21.7842	13.4763	118,959
	05	2007	17.2237	21.7842	160,286
	05	2006	13.2369	17.2237	172,578
	05	2005	11.4764	13.2369	183,109
	05	2004	8.9526	11.4764	191,980
	05	2003	6.6748	8.9526	197,553
	05	2002	8.9251	6.6748	166,262
	05	2001	10.0000	8.9251	63,193

	06	2010	17.4620	19.5302	106,865
	06	2009	13.3263	17.4620	155,184
	06	2008	21.5747	13.3263	184,332
	06	2007	17.0842	21.5747	231,413
	06	2006	13.1496	17.0842	232,352
	06	2005	11.4181	13.1496	253,074
	06	2004	8.9207	11.4181	262,312
	06	2003	6.6611	8.9207	274,499
	06	2002	8.9204	6.6611	275,249
	06	2001	10.0000	8.9204	104,577

MFS® Value Portfolio I Class	01	2010	14.5083	16.0163	0
	01	2009	12.1623	14.5083	0
	01	2008	18.2398	12.1623	0
	01	2007	17.0721	18.2398	0
	01	2006	14.2563	17.0721	0
	01	2005	13.5087	14.2563	0
	01	2004	11.8120	13.5087	22,644
	01	2003	9.5210	11.8120	0
	01	2002	11.1280	9.5210	23,526
	01	2001	12.1507	11.1280	24,071

	02	2010	14.3018	15.7643	196,806
	02	2009	12.0074	14.3018	248,620
	02	2008	18.0350	12.0074	346,876
	02	2007	16.9061	18.0350	556,141
	02	2006	14.1391	16.9061	665,682
	02	2005	13.4180	14.1391	864,916
	02	2004	11.7506	13.4180	873,417
	02	2003	9.4859	11.7506	728,480
	02	2002	11.1037	9.4859	798,402
	02	2001	12.1428	11.1037	761,810

	03	2010	14.1659	15.5988	24,990
	03	2009	11.9054	14.1659	24,620
	03	2008	17.8999	11.9054	29,196
	03	2007	16.7965	17.8999	101,563
	03	2006	14.0616	16.7965	184,968
	03	2005	13.3579	14.0616	217,101
	03	2004	11.7098	13.3579	210,433
	03	2003	9.4625	11.7098	196,432
	03	2002	11.0876	9.4625	209,708
	03	2001	12.1375	11.0876	201,491

	04	2010	14.0982	15.5164	267,654
	04	2009	11.8545	14.0982	342,854
	04	2008	17.8325	11.8545	422,732
	04	2007	16.7418	17.8325	724,038
	04	2006	14.0229	16.7418	885,209
	04	2005	13.3279	14.0229	1,004,386
	04	2004	11.6894	13.3279	1,064,563
	04	2003	9.4508	11.6894	1,096,909
	04	2002	11.0796	9.4508	1,076,900
	04	2001	12.1349	11.0796	1,045,431

	05	2010	13.9637	15.3529	656,017
	05	2009	11.7534	13.9637	756,694
	05	2008	17.6984	11.7534	882,577
	05	2007	16.6329	17.6984	1,430,835
	05	2006	13.9458	16.6329	1,800,972
	05	2005	13.2680	13.9458	2,022,385
	05	2004	11.6487	13.2680	2,126,853
	05	2003	9.4275	11.6487	2,237,046
	05	2002	11.0634	9.4275	2,289,774
	05	2001	12.1296	11.0634	2,162,824

	06	2010	13.7645	15.1108	281,204
	06	2009	11.6033	13.7645	309,809
	06	2008	17.4992	11.6033	374,328
	06	2007	16.4709	17.4992	565,181
	06	2006	13.8309	16.4709	679,200
	06	2005	13.1787	13.8309	742,489
	06	2004	11.5880	13.1787	798,989
	06	2003	9.3926	11.5880	802,335
	06	2002	11.0393	9.3926	772,979
	06	2001	12.1217	11.0393	653,988

MFS® Value Portfolio S Class	01	2010	12.5372	13.8051	3,669
	01	2009	10.5270	12.5372	3,996
	01	2008	15.8401	10.5270	7,900
	01	2007	14.8608	15.8401	10,358
	01	2006	12.4403	14.8608	12,646
	01	2005	11.8162	12.4403	15,693
	01	2004	10.3627	11.8162	18,613
	01	2003	8.3680	10.3627	22,153
	01	2002	9.8049	8.3680	41,705
	01	2001	10.0000	9.8049	0

	02	2010	12.3792	13.6104	155,922
	02	2009	10.4101	12.3792	208,949
	02	2008	15.6882	10.4101	272,536
	02	2007	14.7407	15.6882	410,886
	02	2006	12.3585	14.7407	486,962
	02	2005	11.7563	12.3585	520,698
	02	2004	10.3258	11.7563	572,764
	02	2003	8.3509	10.3258	593,073
	02	2002	9.7998	8.3509	539,530
	02	2001	10.0000	9.7998	151,651

	03	2010	12.2751	13.4824	0
	03	2009	10.3330	12.2751	0
	03	2008	15.5878	10.3330	0
	03	2007	14.6613	15.5878	0
	03	2006	12.3043	14.6613	0
	03	2005	11.7166	12.3043	0
	03	2004	10.3014	11.7166	0
	03	2003	8.3396	10.3014	0
	03	2002	9.7963	8.3396	0
	03	2001	10.0000	9.7963	0

	04	2010	12.2232	13.4186	96,154
	04	2009	10.2945	12.2232	151,187
	04	2008	15.5377	10.2945	215,210
	04	2007	14.6216	15.5377	297,776
	04	2006	12.2773	14.6216	344,425
	04	2005	11.6967	12.2773	365,277
	04	2004	10.2891	11.6967	418,509
	04	2003	8.3339	10.2891	417,138
	04	2002	9.7946	8.3339	355,617
	04	2001	10.0000	9.7946	112,398

	05	2010	12.1200	13.2918	182,028
	05	2009	10.2180	12.1200	246,514
	05	2008	15.4379	10.2180	279,356
	05	2007	14.5426	15.4379	398,392
	05	2006	12.2232	14.5426	413,589
	05	2005	11.6570	12.2232	476,130
	05	2004	10.2646	11.6570	485,707
	05	2003	8.3225	10.2646	474,717
	05	2002	9.7912	8.3225	488,034
	05	2001	10.0000	9.7912	146,164

	06	2010	11.9669	13.1039	227,305
	06	2009	10.1043	11.9669	309,711
	06	2008	15.2895	10.1043	320,195
	06	2007	14.4248	15.2895	431,664
	06	2006	12.1426	14.4248	496,712
	06	2005	11.5977	12.1426	584,443
	06	2004	10.2280	11.5977	651,114
	06	2003	8.3054	10.2280	691,788
	06	2002	9.7860	8.3054	711,007
	06	2001	10.0000	9.7860	200,083

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 29, 2011, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7216.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley, Massachusetts 02481

Please send me a Statement of Additional Information for
MFS Regatta Choice Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name:

Address:

City:	State:	Zip Code:

Telephone:

APRIL 29, 2011

REGATTA CHOICE

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Sun Life Assurance Company of Canada (U.S.)	2
Advertising and Sales Literature	2
Tax Deferred Accumulation	3
Calculations	4
Example of Variable Accumulation Unit Value Calculation	4
Example of Variable Annuity Unit Calculation	4
Example of Variable Annuity Payment Calculation	4
Distribution of the Contract	4
Custodian	4
Independent Registered Public Accounting Firm	5
Financial Statements	5

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Regatta Choice (the “Contract”) issued by Sun Life Assurance Company of Canada (U.S.) (the “Company”) in connection with Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) which is not included in the corresponding Prospectus dated April 29, 2011.  This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 752-7216.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. (“Sun Life Financial”), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments Inc.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and ““style box”“ matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart. The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893
Tax-Deferred Account	$21,589	$46,610	$100,627
Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59½, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

●	The assumed rate of earnings will be realistic.
●	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
●	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
●	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go ““ex-dividend”“ during the current Valuation Period. $18.38 ÷ $18.32 = 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00004280 (the daily equivalent of the current maximum charge of 1.55% on an annual basis) gives a net investment factor of 1.00323231. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6116444 (14.5645672 x 1.00323231).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846325 (12.3456789 x 1.00323648 (the Net Investment Factor based on the daily equivalent of maximum annuity phase charge of 1.40% on an annual basis) x 0.99991902). 0.99991902 is the factor, for a one day Valuation Period that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 x 14.5645672 x 6.78 ÷ 1,000). The number of annuity units credited would be 70.1112 ($865.57 ÷ 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 x 12.3846325).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. (“Clarendon”). Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time.

Commissions will not be paid to selling agents with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading “Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates.” Total commissions paid by the Variable Account to, but not retained by, Clarendon during 2008, 2009, and 2010, were approximately $17,325,528, $23,131,617, and $31,742,826, respectively.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated March 28, 2011, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph, referring to the Company changing its method of accounting and reporting for other-than-temporary impairments in 2009, and changing its method of accounting and reporting for fair value measurement of certain assets and liabilities in 2008), and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein (which reports, dated April 22, 2011, accompanying the financial statements express an unqualified opinion) and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Assurance Company of Canada (U.S.)
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments as required by accounting guidance adopted in 2009.  As discussed in Note 5 to the consolidated financial statements, the Company changed its method of accounting and reporting for the fair value measurement of certain assets and liabilities in 2008.

/s/ DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 28, 2011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF OPERATIONS
(in thousands)
For the Years Ended December 31,

	2010	2009	2008

Revenues:
Premiums and annuity considerations (Note 8)	$136,175	$134,246	$122,733
Net investment income (loss) (1) (Note 7)	1,390,210	2,582,307	(1,970,368)
Net derivative loss(2) (Note 4)	(149,290)	(39,902)	(605,458)
Net realized investment gains (losses), excluding impairment losses on available-for-sale securities (Note 6)	26,951	(36,675)	3,801
Other-than-temporary impairment losses (3) (Note 4)	(885)	(4,834)	(41,864)
Fee and other income (Note 8)	511,027	385,836	449,991

Total revenues	1,914,188	3,020,978	(2,041,165)

Benefits and expenses:
Interest credited (Note 8)	401,848	385,768	531,276
Interest expense	51,789	39,780	60,285
Policyowner benefits (Note 8)	239,794	110,439	391,093
Amortization of deferred policy acquisition costs and value of business and customer renewals acquired (4)	697,102	1,024,661	(1,045,640)
Goodwill impairment	-	-	701,450
Other operating expenses (Note 8)	318,170	248,156	261,819

Total benefits and expenses	1,708,703	1,808,804	900,283

Income (loss) from continuing operations before income tax expense (benefit)	205,485	1,212,174	(2,941,448)

Income tax expense (benefit) (Note 10)	71,211	335,649	(815,943)

Net income (loss) from continuing operations	134,274	876,525	(2,125,505)

Income (loss) from discontinued operations, net of tax (Note 2)	-	104,971	(109,336)

Net income (loss)	$134,274	$981,496	$(2,234,841)

(1)
Net investment income (loss) includes an increase (decrease) in market value of trading fixed maturity securities of $674.2 million, $2,086.7 million and $(2,603.7) million for the years ended December 31, 2010, 2009 and 2008, respectively.

(2)
Net derivative loss for the year ended December 31, 2008 includes $166.1 million of income related to the Company’s adoption of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures,” which is further discussed in Note 5.

(3)
The $0.9 million and $4.8 million other-than-temporary impairment (“OTTI”) losses for years ended December 31, 2010 and 2009, respectively, represent solely credit losses.  The Company incurred no non-credit OTTI losses during the years ended December 31, 2010 and 2009 and as such, no non-credit OTTI losses were recognized in other comprehensive income for these periods.

(4)
Amortization of deferred policy acquisition costs and value of business and customer renewals acquired for the year ended December 31, 2008 includes $3.2 million of expenses related to the Company’s adoption of FASB ASC Topic 820, which is further discussed in Note 5.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED BALANCE SHEETS
(in thousands except per share data)

ASSETS	December 31, 2010	December 31, 2009
Investments
Available-for-sale fixed maturity securities, at fair value (amortized cost of $1,422,951 and $1,121,424 in 2010 and 2009, respectively) (Note 4)	$1,495,923	$1,175,516
Trading fixed maturity securities, at fair value (amortized cost of $11,710,416 and $12,042,961 in 2010 and 2009, respectively) (Note 4)	11,467,118	11,130,522
Mortgage loans (Note 4)	1,737,528	1,911,961
Derivative instruments – receivable (Note 4)	198,064	259,227
Limited partnerships	41,622	51,656
Real estate (Note 4)	214,665	202,277
Policy loans	717,408	722,590
Other invested assets	27,456	47,421
Short-term investments	832,739	1,267,311
Cash and cash equivalents	736,323	1,804,208
Total investments and cash	17,468,846	18,572,689

Accrued investment income	188,786	230,591
Deferred policy acquisition costs and sales inducement asset (Note 13)	1,682,559	2,173,642
Value of business and customer renewals acquired (Note 14)	134,985	168,845
Net deferred tax asset (Note 10)	394,297	549,764
Goodwill (Note 1)	7,299	7,299
Receivable for investments sold	5,328	12,611
Reinsurance receivable	2,347,086	2,350,207
Other assets (Note 1)	125,529	183,963
Separate account assets (Note 1)	26,880,421	23,326,323

Total assets	$49,235,136	$47,575,934

LIABILITIES

Contractholder deposit funds and other policy liabilities	$14,593,228	$16,709,589
Future contract and policy benefits	849,514	815,638
Payable for investments purchased	44,827	88,131
Accrued expenses and taxes	52,628	61,903
Debt payable to affiliates (Note 3)	783,000	883,000
Reinsurance payable	2,231,835	2,231,764
Derivative instruments – payable (Note 4)	362,023	572,910
Other liabilities	285,056	280,224
Separate account liabilities	26,880,421	23,326,323

Total liabilities	46,082,532	44,969,482

Commitments and contingencies (Note 20)

STOCKHOLDER’S EQUITY

Common stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding in 2010 and 2009	6,437	6,437
Additional paid-in capital	3,928,246	3,527,677
Accumulated other comprehensive income (Note 19)	46,553	35,244
Accumulated deficit	(828,632)	(962,906)

Total stockholder’s equity	3,152,604	2,606,452

Total liabilities and stockholder’s equity	$49,235,136	$47,575,934

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(in thousands)
For the Years Ended December 31,

	2010	2009	2008

Net income (loss)	$134,274	$981,496	$(2,234,841)

Other comprehensive income (loss):
Change in unrealized holding gains (losses) on available- for-sale securities, net of tax (1)	34,459	113,278	(84,234)
Reclassification adjustment for OTTI losses, net of tax (2)	938	202	-
Change in pension and other postretirement plan adjustments, net of tax (3)	-	10,231	(66,998)
Reclassification adjustments of net realized investment (gains) losses into net income (4)	(24,088)	3,117	25,718
Other comprehensive income (loss)	11,309	126,828	(125,514)

Comprehensive income (loss)	$145,583	$1,108,324	$(2,360,355)

(1)	Net of tax (expense) benefit of $(18.6) million, $(60.1) million and $45.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.
(2)	Represents an adjustment to OTTI losses due to the sale of other-than-temporarily impaired available-for-sale fixed maturity securities.
(3)	Net of tax (expense) benefit of $(5.5) million and $36.1 million for the years ended December 31, 2009 and 2008, respectively.
(4)	Net of tax expense (benefit) of $13.0 million, $(1.7) million and $(13.8) million for the years ended December 31, 2010, 2009 and 2008, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(in thousands)
For the Years Ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Income (1)	Retained Earnings (Accumulated Deficit)	Total Stockholder’s Equity

Balance at December 31, 2007	$6,437	$2,146,436	$(92,403)	$369,677	$2,430,147

Cumulative effect of accounting changes related to the adoption of FASB ASC Topics 715 and 825, net of tax (2)	-	-	88,033	(88,376)	(343)
Net loss	-	-	-	(2,234,841)	(2,234,841)
Tax benefit from stock options	-	806	-	-	806
Capital contribution from Parent	-	725,000	-	-	725,000
Other comprehensive loss	-	-	(125,514)	-	(125,514)

Balance at December 31, 2008	6,437	2,872,242	(129,884)	(1,953,540)	795,255

Cumulative effect of accounting changes related to the adoption of FASB ASC Topic 320, net of tax(3)	-	-	(9,138)	9,138	-
Net income	-	-	-	981,496	981,496
Tax benefit from stock options	-	185	-	-	185
Capital contribution from Parent	-	748,652	-	-	748,652
Net liabilities transferred to affiliate (Note 3)	-	1,467	47,438	-	48,905
Dividend to Parent (Notes 1, 2, and 3)	-	(94,869)	-	-	(94,869)
Other comprehensive income	-	-	126,828	-	126,828

Balance at December 31, 2009	6,437	3,527,677	35,244	(962,906)	2,606,452

Net income	-	-	-	134,274	134,274
Tax benefit from stock options	-	569	-	-	569
Capital contribution from Parent	-	400,000	-	-	400,000
Other comprehensive income	-	-	11,309	-	11,309

Balance at December 31, 2010	$6,437	$3,928,246	$46,553	$(828,632)	$3,152,604

(1)	As of December 31, 2010, the total amount of after tax non-credit OTTI losses recorded in the Company’s accumulated other comprehensive income was $8.0 million.
(2)      FASB ASC Topics 715, “Compensation-Retirement Benefits” and 825, “Financial Instruments.”
(3)      FASB ASC Topic 320, “Investments-Debt and Equity Securities.”

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2010	2009	2008

Cash Flows From Operating Activities:
Net income (loss) from operations	$134,274	$981,496	$(2,234,841)

Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net amortization of premiums on investments	30,562	(689)	29,871
Amortization of deferred policy acquisition costs, and value of business and customer renewals acquired	697,102	1,024,661	(1,045,640)
Depreciation and amortization	5,683	5,535	6,711
Net loss (gain) on derivatives	41,483	(96,041)	554,898
Net realized (gains) losses and OTTI credit losses on available-for-sale investments	(26,066)	41,509	38,063
Net (increase) decrease in fair value of trading investments	(674,223)	(2,086,740)	2,603,748
Net realized losses on trading investments	67,277	367,337	354,991
Undistributed loss (income) on private equity limited partnerships	2,339	9,207	(9,796)
Interest credited to contractholder deposits	401,848	385,768	531,276
Goodwill impairment	-	-	701,450
Deferred federal income taxes	149,377	295,608	(698,437)
Changes in assets and liabilities:
Additions to deferred policy acquisition costs, sales inducement asset and value of business and customer renewals acquired	(184,995)	(346,900)	(282,409)
Accrued investment income	41,805	36,736	18,079
Net change in reinsurance receivable/payable	129,907	209,637	216,282
Future contract and policy benefits	33,876	(125,992)	141,658
Other, net	17,031	(243,369)	149,390
Adjustments related to discontinued operations	-	(288,018)	4,315
Net cash provided by operating activities	867,280	169,745	1,079,609

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	498,087	113,478	101,757
Trading fixed maturity securities	4,170,750	2,097,054	1,808,498
Mortgage loans	249,283	143,493	294,610
Real estate	-	-	1,141
Other invested assets	(315,643)	(207,548)	692,157
Purchases of:
Available-for-sale fixed maturity securities	(771,747)	(347,139)	(129,474)
Trading fixed maturity securities	(3,946,548)	(867,310)	(2,175,143)
Mortgage loans	(101,668)	(17,518)	(58,935)
Real estate	(4,874)	(4,702)	(5,414)
Other invested assets	(64,998)	(106,277)	(122,447)
Net change in other investments	-	(183,512)	(349,964)
Net change in policy loans	5,182	6,817	(16,774)
Net change in short-term investments	434,572	(722,821)	(599,481)

Net cash provided by (used in) investing activities	$152,396	$(95,985)	$(559,469)

Continued on next page

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2010	2009	2008

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,217,014	$2,795,939	$2,190,099
Withdrawals from contractholder deposit funds	(3,606,335)	(3,011,499)	(3,616,458)
Repayments of debt	(100,000)	-	(122,000)
Debt proceeds	-	200,000	175,000
Capital contribution from Parent	400,000	748,652	725,000
Other, net	1,760	(27,312)	(16,814)
Net cash (used in) provided by financing activities	(2,087,561)	705,780	(665,173)

Net change in cash and cash equivalents	(1,067,885)	779,540	(145,033)

Cash and cash equivalents, beginning of year	1,804,208	1,024,668	1,169,701

Cash and cash equivalents, end of year	$736,323	$1,804,208	$1,024,668

Supplemental Cash Flow Information
Interest paid	$45,389	$47,151	$109,532
Income taxes (refunded) paid	$(107,063)	$21,144	$(113,194)

Supplemental schedule of non-cash investing and financing activities

On December 31, 2009, the Company paid a dividend of all of the issued and outstanding common stock of the Company’s wholly-owned subsidiary, Sun Life Financial (U.S.) Reinsurance Company (“Sun Life Vermont”), to the Company’s sole shareholder, Sun Life of Canada (U.S.) Holdings, Inc. (the “Parent”).  This dividend is discussed more fully in Note 2.  As a result of the dividend, the Company’s total assets decreased by $2,658.1 million and total liabilities decreased by $2,563.2 million in a non-cash transaction.

The Company did not pay any cash dividends to the Parent in 2010, 2009 and 2008.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the “Company”) is a stock life insurance company incorporated under the laws of Delaware.  The Company is a direct wholly-owned subsidiary of the Parent, which in turn is wholly-owned by Sun Life Financial Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  Accordingly, the Company is an indirect wholly-owned subsidiary of SLF.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual universal life insurance, individual and group fixed and variable annuities, funding agreements, group life, group disability, group dental and group stop loss insurance.  These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets.  The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands.  In addition, the Company’s wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York (“SLNY”), is authorized to transact business in the State of New York.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for stock life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries.  As of December 31, 2010, the Company directly or indirectly owned all of the outstanding shares of SLNY, which issues individual fixed and variable annuity contracts, group life, group disability, group dental and stop loss insurance, and individual life insurance in New York; Independence Life and Annuity Company (“INDY”), a Rhode Island life insurance company that sold variable and whole life insurance products; Clarendon Insurance Agency, Inc., a registered broker-dealer; SLF Private Placement Investment Company I, LLC; Sun Parkaire Landing LLC; 7101 France Avenue Manager, LLC; Sun MetroNorth, LLC; SLNY Private Placement Investment Company I, LLC; and SL Investment DELRE Holdings 2009-1, LLC.

On December 30, 2009, Sun Life Vermont, which was a subsidiary of the Company at the time, paid a $100 million cash dividend to the Company.  On December 31, 2009, the Company paid a dividend of all of the issued and outstanding common stock of Sun Life Vermont to the Parent.  As a result of this transaction, Sun Life Vermont is no longer the Company’s wholly-owned subsidiary and was not included in the Company’s consolidated balance sheet at December 31, 2009.  As of December 31, 2009, Sun Life Vermont’s total assets and liabilities were $2,658.1 million and $2,563.2 million, respectively.  Sun Life Vermont’s net income (loss) for the years ended December 31, 2009 and 2008 was $105.0 million and $(109.3) million, respectively.  As a result of this dividend transaction, the net income (loss) and changes in cash flows from the operating activities of Sun Life Vermont for the year ended December 31, 2009 and 2008 are presented as discontinued operations in these consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

On September 6, 2006 the Company entered into an agreement with Credit and Repackaged Securities Limited Series 2006-10 Trust (the “CARS Trust”).  Pursuant to this agreement, the Company purchased a funded note from the CARS Trust which, through a credit default swap entered into by the CARS Trust, is exposed to the credit performance of a portfolio of corporate reference entities.  The Company entered into this agreement for yield enhancement related to the fee earned on the credit default swap which adds to the return earned on the funded note.

As the sole beneficiary of the CARS Trust, the Company is required to consolidate this trust under the requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 810, “Consolidation.”  As a result of the consolidation, the Company has recorded in its consolidated balance sheets a credit default swap held by the CARS Trust.  At issue, the swap had a seven year term, maturing in 2013.  Under the terms of the swap, the CARS Trust will be required to make payments to the swap counterparty upon the occurrence of a credit event, with respect to any reference entity, that is in excess of the threshold amount specified in the swap agreement.  In the event that the CARS Trust is required to make any payments under the swap, the underlying assets held by the trust would be liquidated to fund the payment.  If the disposition of these assets is insufficient to fund the payment calculated, then under the terms of the agreement, the cash settlement amount would be capped at the amount of the proceeds from the sale of the underlying assets.  During the year ended December 31, 2009 the sum of all credit events exceeded the threshold amount and the CARS Trust made cumulative payments of $17.6 million to the swap counterparty.  As of December 31, 2010, the maximum future payments of the CARS Trust could be required to make is $37.4 million.  The CARS Trust made no payment during the years ended December 31, 2010 and 2008, respectively.  At December 31, 2010 and 2009, the fair value of the credit default swap was a liability of $27.3 million and $34.3 million, respectively.  As of December 31, 2010 and 2009, the fair value of the assets held as collateral by the CARS Trust was $36.3 million and $35.3 million, respectively.  The carrying amount of this interest in a variable interest entity (“VIE”) is included in trading fixed maturity securities on the consolidated balance sheets.

To determine the nature of the Company’s interest in a VIE, it performs an assessment of each party’s interest in the VIE beyond any voting interest that it may have.  This assessment looks to sufficiency of an equity investment at risk in terms of the entity’s ability to self-finance its activities, as well as other indicators of control including the power to direct activities that impact economic performance, the obligation to absorb expected losses, and the right to receive expected returns.  The Company is deemed to control a VIE when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.  If the Company determines that it is the VIE’s primary beneficiary, the VIE must be consolidated in the Company’s consolidated financial statements.  At December 31, 2010, the Company had no variable interest in significant VIEs for which disclosure is required under FASB ASC Topic 810.

All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in consolidation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The most significant estimates are those used in determining the fair value of financial instruments, goodwill, deferred policy acquisition costs (“DAC”) including sales inducement asset (“SIA”), value of business acquired (“VOBA”), value of customer renewals acquired (“VOCRA”), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, allowance for loan loss and valuation allowance on deferred tax assets.  Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, fixed maturity securities, mortgage loans, equity securities, derivative financial instruments, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents and short-term investments are highly liquid securities.  The Company’s cash equivalents primarily include cash, commercial paper and money market investments which have an original term to maturity of less than three months.  Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition.  Cash equivalents and short-term investments are held at amortized cost, which approximates fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Fixed Maturity Securities

The Company accounts for its investments in accordance with FASB ASC Topic 320.  At the time of purchase, fixed maturity securities are classified as either trading or available-for-sale.  Securities, for which the Company has elected to measure at fair value under FASB ASC Topic 825, “Financial Instruments,” are classified as trading securities.  Although classified as trading securities, the Company’s intent is to not sell these securities in the near term.  Trading securities are carried at aggregate fair value with changes in market value reported as a component of net investment income.  Securities that do not meet the trading criterion are classified as available-for-sale.  Included with available-for-sale fixed maturity securities are forward purchase commitments on mortgage backed securities, better known as To Be Announced (“TBA”) securities.  The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in payable for investments purchased until the settlement date of the transaction.  Available-for-sale securities that are not considered other-than-temporarily impaired are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

The Company determines the fair value of its publicly traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third party pricing services; the remaining unpriced securities are priced using one of the remaining two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as asset-backed securities (“ABS”) including collateralized debt obligations, residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are priced using a fair value model or independent broker quotations.  ABS and RMBS are priced using fair value models and independent broker quotations.  CMBS securities are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are determined using a discounted cash flow model which includes estimates that take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities also are priced using market prices or broker quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (continued)

Fixed Maturity Securities (continued)

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including estimates and assumptions, a market participant would utilize.  The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value.  In addition, on the quarterly basis, the Company performs quantitative and qualitative analysis that includes back testing of recent trades, review of key assumptions such as spreads, duration, and credit rating, and on-going review of third-party pricing services’ methodologies.  The Company performs further testing on those securities whose prices do not fall within a pre-established tolerance range.  This testing includes looking at specific market events that may affect pricing or obtaining additional information or new prices from the third-party pricing service.  Additionally, the Company makes a selection of securities from its portfolio and compares the price received from its third-party pricing services to an independent source, creates option adjusted spreads or obtains additional broker quotes to corroborate the current market price.  Historically, the Company has found no material variances between the prices received from third-party pricing sources and the results of its testing.

Please refer to Note 5 of the Company’s consolidated financial statements for further discussion of the Company’s fair value measurements.

With the adoption of the provisions of FASB ASC Topic 320, the Company recognizes an OTTI loss and records a charge to earnings for the full amount of the impairment (the difference between the current carrying amount and fair value of the security), if the Company intends to sell, or if it is more likely than not that it will be required to sell, the impaired security prior to recovery of its cost basis.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories:  credit loss and non-credit loss.  The credit loss portion is charged to net realized investment gains (losses) in the consolidated statements of operations, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.

Prior to the Company’s adoption of the provisions of FASB ASC Topic 320 on April 1, 2009, the Company's accounting policy for impairment on available-for-sale securities required recognition of an OTTI loss through earnings when the Company anticipated that it would be unable to recover all amounts due under the contractual obligations of the security.  In addition, in the event that securities were expected to be sold before the fair value of the security recovered to amortized cost, an OTTI loss also would be recorded through earnings.

Structured securities, typically those rated single A or below, are subject to certain provisions in FASB ASC Topic 325, “Investments–Other.”  These provisions require the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that fair value is less than carrying amount and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income.

Please refer to Note 4 of the Company’s consolidated financial statements for further discussion of the Company’s recognition and disclosure of OTTI loss.

The Company discontinues the accrual of income on its holdings for issuers that are in default.  The Company’s net investment income would have increased by $4.6 million and $4.3 million for the year ended December 31, 2010 and 2009, respectively, if these holdings were performing.  As of December 31, 2010 and 2009, the fair market value of holdings for issuers in default was $53.9 million and $26.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Mortgage Loans and Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses.  Purchases and sales of mortgage loans are recognized or derecognized in the Company’s balance sheet on the loans’ trade dates, which are the dates that the Company commits to purchase or sell the loan.  Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s statement of operations using the effective interest method.  Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.  The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan.  The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on impaired mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed on non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied, firstly against the carrying value of the loan, then against the provision, and then to income.  The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses and write-off of specific mortgages are recorded as net realized gain or loss in the Company’s statements of operations.  Once the conditions causing impairment improve and future payments are reasonably assured, allowances are reduced and the mortgages are no longer classified as impaired.  However, the mortgage loan continues to be classified as impaired if the original terms of the contract have been restructured, resulting in the Company providing an economic concession to the borrower.

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure.  Uncollectible collateral-dependent loans are written off through allowances for losses at the time of disposition or foreclosure.

Real estate investments are held for the production of income or are held for sale.  Real estate investments held for the production of income are carried at depreciated cost.  Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the asset.  Real estate investments held for sale are primarily acquired through foreclosure of mortgage loans.  The cost of real estate that has been acquired through foreclosure is the estimated fair value, less estimated costs to dispose at the time of foreclosure.  Real estate investments are diversified by property type and geographic area throughout the United States.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Derivative instruments

The Company uses derivative financial instruments including swaps, swaptions, options and futures as a means of hedging exposure to interest rate, currency and equity price risk.  Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income or loss.

Policy loans and other

Policy loans are carried at the amount of outstanding principal balance.  Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for by the equity method of accounting.

Realized gains and losses

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method.  Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Investment income

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial position, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest accrued is reversed against current period interest income.  Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

The Company manages assets related to certain funds-withheld reinsurance agreements.  These assets are primarily comprised of fixed maturity securities and mortgages and are accounted for consistent with the policies described above.  Investment income on assets within funds-withheld reinsurance portfolios is included as a component of net investment income (loss) in the Company’s consolidated statements of operations.

Please refer to Note 7 of the Company’s consolidated financial statements for further discussion of the Company’s net investment income (loss).

DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCMENT ASSET

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business.  Acquisition costs related to deposit-type contracts, primarily deferred annuity, universal life and guaranteed investment contracts (“GICs”) are deferred and amortized with interest based on the proportion of actual gross profits to the present value of all estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized and unrealized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses.

Sales inducement asset (“SIA”) represents amounts that are credited to policyholder account balances related to the enhanced or bonus crediting rates that the Company offers on certain of its annuity products.  The costs associated with offering the enhanced or bonus crediting rates are capitalized and amortized over the expected life of the related contracts in proportion to the estimated gross profits.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCMENT ASSET (CONTINUED)

Estimating future gross profit is a complex process requiring considerable judgment and the forecasting of events into the future based on historical information and actuarial assumptions.  These assumptions are subject to an annual review process and are updated on a more frequent basis if required.  Changes in any of the assumptions that serve to increase or decrease the estimated future gross profits will cause the amortization of DAC to decrease or increase, respectively, in the current period.  Assumptions affecting the computation of estimated future gross profits include, but are not limited to, recent investment and policyholder experience, expectations of future performance and policyholder behavior, changes in interest rates, capital market growth rates, and account maintenance expense.

DAC amortization is reviewed regularly and adjusted retrospectively when the Company calculates the actual profits or losses and revises its estimate of future gross profits to be realized from deposit-type contracts, including realized and unrealized gains and losses from investments.  The Company also tests its DAC and SIA asset for loss recognition on a quarterly basis.  The test is performed by comparing the GAAP liability, net of DAC and SIA, to the present value of future expected gross profits; an adjustment is required if the current GAAP liability, net of DAC and SIA, is higher than the present value of future expected gross profits.  During the years ended December 31, 2010 and 2009, the Company wrote down DAC and the SIA by $126.0 million and $326.9 million, respectively, as a result of loss recognition related to certain annuity products.  Please refer to Note 13 of the Company’s consolidated financial statements for the Company’s DAC and SIA roll-forward.

The DAC asset under GAAP cannot exceed accumulated deferrals, plus interest.  At December 31, 2009 and 2008, the Company reached the cap for its DAC asset and SIA related to certain fixed and fixed index annuity products and reported the DAC asset for these products at historical accumulated deferrals with interest.  At December 31, 2010, the Company’s SIA related to certain fixed and fixed index annuity remained at historical accumulated deferral with interest.  However, the Company’s DAC related to certain fixed and fixed index annuities was below the cap and regular amortization was recorded during the year.

Although recovery of DAC and the SIA is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of DAC and SIA considered recoverable could be reduced in the near term, however, if the future estimates of gross profits are reduced.

VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

VOBA represents the actuarially determined present value of projected future gross profits from the Keyport Life Insurance Company (“Keyport”) in-force policies on November 1, 2001, the date of the Company’s acquisition of Keyport.  Prior to December 31, 2009, the Company’s VOBA also included the present value of projected future gross profits from the in-force policies that were transferred to SLNY, based on a series of agreements between SLNY and Sun Life and Health Insurance Company (U.S.) (“SLHIC”), an affiliate, (the “SLHIC to SLNY asset transfer”).  VOBA related to Keyport is amortized in proportion to the projected emergence of profits over the estimated life of the purchased block of business; VOBA related to the SLHIC to SLNY asset transfer was amortized in proportion to the projected premium income over the period to the first renewal of the transferred business.  As of December 31, 2009, VOBA related to the SLHIC to SLNY asset transfer was fully amortized.

VOCRA represents a portion of the assets that were transferred to SLNY under the SLHIC to SLNY asset transfer.  VOCRA is the actuarially determined present value of projected future profits arising from the existing in-force business at May 31, 2007 to the next policy renewal date.  This amount is amortized in proportion to the projected premium income over the period from the first renewal date to the end of the projected life of the policies.  The Company tests its VOCRA asset for impairment on an annual basis.  During the year ended December 31, 2009, the Company determined that its VOCRA asset was impaired and recorded an impairment charge of $2.6 million.  Please refer to Note 14 of the Company’s consolidated financial statements for the Company’s combined VOBA and VOCRA roll-forward.

Although recovery of VOBA is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of VOBA considered recoverable could be reduced in the near term, however, if the future estimates of gross profits are reduced.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GOODWILL

The Company’s goodwill represents the intangible asset related to the transfer of goodwill to SLNY under the SLHIC to SLNY asset transfer.  Goodwill is allocated to the Group Protection segment  In accordance with FASB ASC Topic 350, “Intangibles–Goodwill and Other,” goodwill is tested for impairment on an annual basis.  The Company completed the required impairment tests of goodwill during the second quarter of 2010 and concluded that this asset was not impaired.

OTHER ASSETS

The Company’s other assets are comprised primarily of receivables from affiliated companies, outstanding premiums, and intangible assets.  Intangible assets consist of state insurance licenses that are not subject to amortization and the value of distribution.  The value of distribution represents the present value of projected future profits arising from sales of new business by brokers with whom SLHIC had an existing distribution relationship contract.  This amount is amortized on a straight-line basis over 25 years, representing the period over which the Company expects to earn premiums from new sales stemming from the added distribution capacity.

Prior to December 31, 2009, the Company’s other asset also included property, equipment, leasehold improvements and capitalized software costs.  As described in Note 3, effective December 31, 2009, the Company transferred certain property, equipment, leasehold improvements and capitalized software costs to Sun Life Financial (U.S.) Services Company, Inc. (“Sun Life Services”), an affiliate.  Depreciation and amortization expenses related to these assets were $1.3 million and $1.3 million for years ended December 31, 2009 and 2008, respectively.

POLICY LIABILITIES AND ACCRUALS

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events as well as liabilities for unpaid claims due as of the statement date.  Such liabilities are established in amounts adequate to meet the estimated future obligations of in-force policies.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS (continued)

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits (“GMDB”).  Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions.  The Company periodically reviews its policies for loss recognition based upon management’s best estimates.  During the year ended December 31, 2010, the Company recorded a $29.2 million adjustment to reserves related to loss recognition.  The Company did not record any adjustment to reserves related to loss recognition for the year ended December 31, 2009.

Reserves for GMDB and guaranteed minimum income benefits (“GMIB”) are calculated according to the methodology prescribed by the American Institute of Certified Public Accountants (“AICPA”) which is included in FASB ASC
Topic 944 “Financial Services- Insurance,” whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

Policy reserves for universal life contracts are held for benefit coverages that are not fully provided for in the policy account value.  These include rider coverages, conversions from group policies, and benefits provided under market conduct settlements.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate.  In particular, for the Company’s group reported claim reserves and the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination period.  These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are made.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life (“SPWL”) policies, GICs and funding agreements.  The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders.  The liabilities are not reduced by surrender charges.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with FASB ASC Topic 740, “Income Taxes.”

Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.  Valuation allowances on deferred tax assets are estimated based on the Company’s assessment of the realizability of such amounts.  Please refer to Note 10 of the Company’s consolidated financial statements for further discussion of the Company’s income taxes.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered earned revenue when due.  Premiums related to group life, group stop loss, group dental and group disability insurance are recognized as earned revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy, and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy.  For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing variable benefits.  Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.  Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company.  Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.  The activity of the separate accounts is not reflected in the consolidated financial statements except for the following:

➢	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed; and

➢
The activity related to the GMDB, GMIB, guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”), which is reflected in the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

In July 2010, the FASB issued Accounting Standard Update (“ASU”) 2010-20, “Receivables (Topic 310): Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which amends FASB ASC Topic 310 to enhance disclosures and to provide financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables.  The amendments require an entity to provide a greater level of disaggregated information about the credit quality of the entity’s financing receivables and allowance for credit losses.  ASU 2010-20 also requires an entity to disclose credit quality indicators, the aging of past due information and the modification of its financing receivables.  The amendments in ASU 2010-20 that relate to disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010.  However, the disclosure about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. Comparative disclosures are required for reporting periods ending after initial adoption.  The Company adopted ASU 2010-20 on December 31, 2010.  The enhanced disclosures required by ASU 2010-20 for the period ending on December 31, 2010, are included in Note 4 of the Company’s consolidated financial statements.

In April 2010, the FASB issued ASU 2010-18, “Receivables (Topic 310): Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset – a Consensus of the FASB Emerging Issues Task Force,” which amends FASB ASC Topic 310, “Receivables.”  The amendments were made to eliminate diversity in practice in accounting for loans that undergo troubled debt restructuring for those loans that have been included in a pool of loans.  Under ASU 2010-18, debt modifications that were made for distressed loans included in a pool of loans, do not trigger the criteria needed to allow for such loans to be accounted for separately outside of the pool.  Upon initial adoption, an entity may make a one-time election to terminate accounting for loans as a pool.  The election may be made on a pool-by-pool basis and does not prevent the entity from using pool accounting for loans that will be acquired in the future.  The amendments in ASU 2010-18 are effective for the first fiscal quarter ending on or after July 15, 2010.  Early adoption is permitted.  The Company adopted ASU 2010-18 on September 30, 2010 and such adoption did not have a material impact on the Company’s consolidated financial statements.

In March 2010, the FASB issued ASU 2010-11 “Derivatives and Hedging (Topic 815): Scope Exception Related to Embedded Credit Derivatives,” which provides amendments to FASB ASC Topic 815, “Derivatives and Hedging” to clarify the embedded credit derivative scope exception included therein.  The amendments address how to determine which embedded credit derivative features are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under ASC Topic 815.  Under ASU 2010-11, only the embedded credit derivative feature created by subordination between financial instruments is not subject to the bifurcation requirements of ASC Topic 815.  However, other embedded credit derivative features would be subject to analysis for potential bifurcation even if their effects are allocated to interests in tranches of securitized financial instruments in accordance with those subordination provisions.  The following circumstances would not qualify for the scope exception and are subject to the application of ASC Topic 815 requiring the embedded derivatives to be analyzed for potential bifurcation:

➢	An embedded derivative feature relating to another type of risk (including another type of credit risk) is present in the securitized financial instrument.
➢
The holder of an interest in a tranche of securitized financial instruments is exposed to the possibility of being required to make potential future payments because the possibility of those future payments is not created by subordination.

➢	The holder owns an interest in a single-tranche securitization vehicle; therefore, the subordination of one tranche to another is not relevant.

The amendments in ASU 2010-11 are effective for the first fiscal quarter beginning after June 15, 2010.  Early adoption is permitted.  The Company adopted ASU 2010-11 on July 1, 2010 and such adoption did not have a material impact on the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (Continued)

In February 2010, the FASB issued ASU No. 2010-09 “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements” which removes the requirement for U.S. Securities and Exchange Commission (“SEC”) filers to disclose the date through which subsequent events have been evaluated.  ASU No. 2010-09 is effective upon issuance.  Events that have occurred subsequent to December 31, 2010 have been evaluated by the Company’s management in accordance with ASU No. 2010-09.

In January 2010, the FASB issued ASU 2010-06 “Fair Value Measurement and Disclosures (Topic 820) - Improving Disclosures about Fair Value Measurements,” which provides amendments to FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in order to provide more robust disclosures about the following:

➢	The different classes of assets and liabilities measured at fair value;
➢	The valuation techniques and inputs used;
➢	The transfers between Levels 1, 2, and 3; and
➢	The activity in Level 3 fair value measurements.

Certain new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 31, 2009.  Disclosures about purchases, sales, issuances and settlements in the roll-forward of activities in Level 3 are effective for fiscal years beginning after December 15, 2010.  The Company adopted ASU 2010-06 on January 1, 2010.  The enhanced disclosures required by ASU 2010-06 for the periods beginning after December 31, 2009 are included in Note 5 of the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted the provisions of FASB ASC Topic 860, “Transfers and Servicing,” which were issued in June 2009.  These provisions amend and expand disclosures about the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement in transferred financial assets.  FASB ASC Topic 860 amends previously issued derecognition accounting and disclosure guidance and eliminates the exemption from consolidation for qualifying special purpose entities (“QSPEs”); it also requires a transferor to evaluate all existing QSPEs to determine whether they must be consolidated in accordance with the provisions of FASB ASC Topic 860.  This guidance is effective for financial asset transfers occurring in fiscal years and interim periods beginning after November 15, 2009.  The adoption did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted the provisions of FASB ASC Topic 810 which were issued in June 2009.  This guidance amends previously issued consolidation guidance which affects all entities currently within the scope of FASB ASC Topic 810, including QSPEs, as the concept of these entities was eliminated by FASB ASC Topic 860.  This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009.  The adoption did not have a material impact on the Company’s consolidated financial statements.

In August 2009, the FASB issued No. 2009-05, “Fair Value Measurements and Disclosures (Topic 820) – Measuring Liabilities at Fair Value.”  This update amends FASB ASC Topic 820 and provides clarification regarding the valuation techniques required to be used to measure the fair value of liabilities where quoted prices in active markets for identical liabilities are not available.  In addition, this update clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability.  The guidance provided in ASU No. 2009-05 is effective for the first reporting period, including interim periods, beginning after issuance.  The Company adopted this guidance on October 1, 2009.  The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (Continued)

In June 2009, the FASB issued FASB ASC Topic 105, “Generally Accepted Accounting Principles.”  This guidance establishes the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP.  FASB ASC Topic 105 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Company adopted FASB ASC Topic 105 on September 30, 2009.

The Company adopted the provisions of FASB ASC Topic 855, “Subsequent Events,” which were issued in May 2009.  This topic requires evaluation of subsequent events through the date that the financial statements are issued or are available to be issued.  FASB ASC Topic 855 sets forth the period under which the reporting entity should evaluate the subsequent events to be recognized or disclosed, the circumstances under which the reporting entity should recognize the events or transactions that occur after the balance sheet date, and the disclosures that the reporting entity should make about the subsequent events.

The Company adopted the provisions of FASB ASC Topic 820, which were issued in April 2009.  This issuance provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability, as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FASB ASC Topic 820 also requires annual and interim disclosure of the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any during the period, and definitions of each major category for equity and debt securities, as described in FASB ASC Topic 320.  The Company adopted the above-noted aspects of FASB ASC Topic 820 on April 1, 2009; such adoption did not have a material impact on the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 320, which were issued in April 2009.  This guidance amends the guidance for OTTI of debt securities and changes the presentation of OTTI in the financial statements.   If the Company intends to sell, or if it is more likely than not that it will be required to sell, an impaired security prior to recovery of its cost basis, the security is to be considered other-than-temporarily impaired and the full amount of impairment must be charged to earnings.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories, the portion of loss which is considered credit loss (“credit loss”) and the portion of loss which is due to other factors (“non-credit loss”).  The credit loss portion is charged to earnings, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.  This guidance also expands and increases the frequency of existing disclosures about OTTI of debt and equity securities.  The Company adopted the above-noted aspects of FASB ASC Topic 320 on April 1, 2009.  Upon adoption, a cumulative effect adjustment, net of taxes, of $9.1 million was recorded to decrease accumulated other comprehensive income with a corresponding increase to retained earnings (accumulated deficit) for the non-credit component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.  The enhanced disclosures required by FASB ASC Topic 320 are included in Note 4 of the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 825 which were originally issued in April 2009.  The guidance requires disclosures about the fair value of financial instruments for interim reporting periods of publicly traded companies, as well as in annual financial statements, effective for interim reporting periods ending after June 15, 2009.  The adoption of the above-noted aspects of FASB ASC Topic 825 in the quarter ended June 30, 2009 did not have an impact on the Company’s consolidated financial position or results of operations.  The required disclosures are included in Note 5 of the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

The Company adopted the provisions of FASB ASC Topic 815, “Derivatives and Hedging,” which were issued in March 2008.  This guidance amends and expands disclosures about an entity’s derivative and hedging activities with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows.  These aspects of FASB ASC Topic 815 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early adoption encouraged.  The Company adopted this guidance on January 1, 2009.  The required disclosures are included in Note 4 of the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 805, “Business Combinations,” which were issued in December 2007.  This guidance establishes the principles and requirements for how the acquirer in a business combination (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is useful to users of financial statements in evaluating the nature and financial effects of the business combination.  Some of the significant requirements in the accounting guidance on business combinations made by FASB ASC Topic 805 include the following:

➢	Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquired entity shall be measured at their acquisition-date fair values;

➢           Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred;

➢
Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquired entity, over the fair values of the acquired identifiable net assets;

➢
Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability; and

➢           Contingent consideration shall be recognized at the acquisition date.

FASB ASC Topic 805 is effective for, and shall be applied prospectively to, business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited.  Assets and liabilities that arose from business combinations with acquisition dates prior to the effective date of this guidance shall not be adjusted upon adoption of these elements of FASB ASC Topic 805, with certain exceptions for acquired deferred tax assets and acquired income tax positions.  The Company adopted the above-noted aspects of FASB ASC Topic 805 on January 1, 2009 and will apply this guidance to future business combinations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted

In January 2011, the FASB issued ASU 2011-01, “Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20,” which delays the effective date for the disclosure requirements for public entities related to troubled debt restructurings.  ASU 2011-01 applies to all public-entity creditors that modify financing receivables within the guidance given about troubled debt restructurings in ASU 2010-20. The delay is intended to allow the FASB time to complete its deliberations on the definition of a trouble debt restructuring.  Currently, it is anticipated that the new disclosure requirements for public entities regarding trouble debt restructurings as described in ASU 2010-20 will be effective for interim and annual periods ending after June 15, 2011.

In December 2010, the FASB issued ASU 2010-28 “Intangibles – Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts – a Consensus of the FASB Emerging Issues Task Force.”  The amendments of ASU 2010-28 require reporting units with zero or negative carrying amounts to perform Step 2 of goodwill impairment test if it is more likely than not that a goodwill impairment exists and to consider adverse qualitative factors when performing the impairment test.  The amendments in ASU 2010-28 are effective for interim periods and fiscal years beginning after December 15, 2010.  Early adoption is not permitted.  The Company adopted ASU 2010-28 on January 1, 2011 and does not expect the adoption to have significant impact on the Company’s consolidated financial statements.

In December 2010, the FASB issued ASU 2010-29 “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations – a Consensus of the FASB Emerging Issues Task Force.”  The amendments of ASU 2010-29 provide guidance to clarify the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented.  ASU 2010-29 requires a public entity that presents comparative financial statements to disclose revenue and earnings of the combined entity as if the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The amendments also require the supplemental pro forma disclosure to include a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly related to the business combination.  The amendments in ASU 2010-29 are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted ASU 2010-29 on January 1, 2011 and will apply this guidance to future business combinations.

In October 2010, the FASB issued ASU 2010-26 “Financial Services – Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts – a Consensus of the FASB Emerging Issues Task Force,” which amends FASB ASC Topic 944 to modify the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts.  The amendments specify that only incremental costs of successful contract acquisition that result directly from and are essential to the contract transactions can be capitalized as deferred acquisition costs.  The incremental direct costs are those costs that would not have been incurred by the insurance entity if the contract transactions did not occur.  The amendments in ASU 2010-26 are effective for interim periods and fiscal years beginning after December 15, 2011.  The Company will adopt ASU 2010-20 on January 1, 2012 and is assessing the impact of this adoption.

In April 2010, the FASB issued ASU 2010-15, “Financial Services – Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments – a Consensus of the FASB Emerging Issues Task Force,” to provide guidance regarding accounting for investment funds determined to be VIE. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer’s evaluation of its controlling interest in a VIE, unless the separate account contract holder is a related party. The guidance is effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years, beginning after December 15, 2010.  The Company adopted ASU 2010-15 on January 1, 2011 and does not expect the adoption to have a significant impact to the Company’s consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On December 31, 2009, the Company paid a dividend of all of Sun Life Vermont’s issued and outstanding common stock, and net assets totaling $94.9 million to the Parent.  As a result of this transaction, Sun Life Vermont is no longer the Company’s wholly-owned subsidiary and was not included in the Company’s consolidated balance sheet at December 31, 2009.  Sun Life Vermont’s assets and liabilities were as follows at December 31:

2009
Assets:
Total investments and cash	$1,602,733
Deferred policy acquisition costs	139,702
Reinsurance receivable	902,957
Other assets	12,698
Total assets	$2,658,090

Liabilities:
Contractholder deposit funds and other policy liabilities	$787,610
Future contract and policy benefits	87,830
Debt payable to affiliates	1,315,000
Net deferred tax liability	171,413
Derivative instruments - payable	19,617
Other liabilities	181,750

Total liabilities	$2,563,220

The following table represents a summary of the results of operations for Sun Life Vermont which are included in discontinued operations for the years ended December 31:

	2009	2008

Total revenues	$191,965	$29,031
Total benefits and expenses	46,304	181,407
Income (loss) before income tax expense (benefit)	145,661	(152,376)
Income tax expense (benefit)	40,690	(43,040)

Net income (loss)	$104,971	$(109,336)

The Company transferred all of Sun Life Vermont’s assets and liabilities at their carrying value to the Parent and therefore no gain or loss resulted from this dividend.  Sun Life Vermont was previously reported as component of the Individual Protection segment.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The Company has significant transactions with affiliates.  Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties.  Below is a summary of transactions with           non-consolidated affiliates which are not included in these consolidated financial statements.

Reinsurance Related Transactions

As more fully described in Note 8 to the Company’s consolidated financial statements, the Company and its subsidiary, SLNY, are party to several reinsurance transactions with Sun Life Assurance Company of Canada (“SLOC”) and other affiliates.  Reinsurance premiums with related parties are based on market rates.

On February 11, 2009, the Company received regulatory approval and entered into a reinsurance agreement with Sun Life Reinsurance (Barbados) No. 3 Corp (“BarbCo 3”) an affiliate, to cede all of the risks associated with certain in-force corporate and bank-owned variable universal life, and private placement variable universal life policies on a combination coinsurance, coinsurance with funds-withheld, and a modified coinsurance basis.  The reinsurance agreement covered in-force policies on the effective date and new sales through December 31, 2009.  Effective January 1, 2010, the Company and BarbCo 3 amended the reinsurance agreement.  Refer to Note 8 for additional information regarding the amendment and the impact of this agreement on the Company’s consolidated financial statements.

Capital Transactions

During the years ended December 31, 2010 and 2009, the Company received capital contributions totaling $400.0 million and $748.7 million, respectively, from the Parent.  The cash contributions were recorded as additional paid-in capital and were made to ensure that the Company continues to exceed certain capital requirements prescribed by the National Association of Insurance Comissioners (“NAIC”).  The NAIC has established regulations that provide minimum capitalization requirements based on risk-based capital formulas for life insurance companies.  The risk-based capital formulas for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks, including equity, interest rate and expense recovery risks associated with variable annuities that contain death benefits or certain living benefits.

Effective December 31, 2009, the Company distributed all of Sun Life Vermont’s issued and outstanding common stock and net assets totaling $94.9 million in the form of a dividend to the Parent.  The Company did not declare or pay cash dividends to the Parent in 2010, 2009 or 2008.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Debt Transactions

On November 8, 2007, a long-term financing arrangement was established with a financial institution (the “Lender”) that enables Sun Life Vermont, a subsidiary of the Company prior to December 31, 2009, to fund a portion of its obligations under the reinsurance agreement with SLOC.  Under this arrangement, at inception of the agreement, Sun Life Vermont issued an initial floating rate surplus note of $1 billion (the “Surplus Note”) to a special-purpose entity, Structured Asset Repackage Company, 2007- SUNAXXX LLC (“SUNAXXX”), affiliated with the Lender.  Pursuant to this arrangement, Sun Life Vermont exercised its option to issue additional Surplus Notes of $200 million and $115 million in 2009 and 2008, respectively, to SUNAXXX.  At December 31, 2009 and 2008, the value of the Surplus Note was $1.3 billion and $1.1 billion, respectively.  As a result of the dividend of Sun Life Vermont, the $1.3 billion affiliated debt was not included in the Company’s consolidated balance sheets as of December 31, 2009.  Pursuant to an agreement between the Lender and the Company’s indirect parent, Sun Life Assurance Company of Canada – U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”), U.S. Ops Holdings bears the ultimate obligation to repay the Lender and, as such, consolidates SUNAXXX in accordance with FASB ASC Topic 810.  Sun Life Vermont agreed to reimburse U.S. Ops Holdings for certain costs incurred in connection with the issuance of the Surplus Note.  Sun Life Vermont incurred interest expense of $21.7 million and $46.5 million for the years ended December 31, 2009 and 2008, respectively, which is included in the Company’s consolidated statements of operations as a component of income (loss) from discontinued operations, net of tax.

In 2002, the Company issued two promissory notes with a combined total of $460 million to Sun Life (Hungary) Group Financing Limited Company (“Sun Life (Hungary) LLC”), an affiliate.  The proceeds of the notes were used to purchase fixed rate government and corporate bonds.  On May 24, 2007, the Company redeemed one of the notes with a principal balance of $380 million and paid $388.7 million to Sun Life (Hungary) LLC, including $8.7 million in accrued interest.  On December 29, 2008, the Company redeemed $62.0 million of the $80 million remaining note and paid $64.3 million, including $2.3 million in accrued interest, to Sun Life (Hungary) LLC.  At December 31, 2010 and 2009, the Company had $18 million in promissory notes issued to Sun Life (Hungary) LLC.  The Company pays interest semi-annually to Sun Life (Hungary) LLC.  Related to these promissory notes, the Company incurred interest expense of $1.0 million, $1.0 million and $4.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

On July 17, 2008, the Company issued a $60 million promissory note to Sun Life (Hungary) LLC with a maturity date of September 27, 2011.  The Company paid interest quarterly to Sun Life (Hungary) LLC.  Total interest incurred was $1.3 million for the year ended December 31, 2008.  The Company used the proceeds of the note for general corporate purposes.  On December 29, 2008, the Company redeemed the note and paid $60.8 million to Sun Life (Hungary) LLC, including $0.8 million in accrued interest.

At December 31, 2010 and 2009, the Company had $565 million of surplus notes payable to Sun Life Financial (U.S.) Finance, Inc., an affiliate.  The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2010, 2009 and 2008.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Institutional Investments Contracts

On September 12, 2006, the Company issued two floating rate funding agreements totaling $900 million to Sun Life Financial Global Funding III, L.L.C. (“LLC III”), an affiliate, due 2013.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $5.8 million to LLC III.  Total interest credited for these funding agreements was $6.2 million, $11.2 million, and $36.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  On September 19, 2006, the Company also issued a $100 million floating rate demand note payable to LLC III.  For interest on this demand note, the Company expensed $0.7 million, $1.3 million, and $4.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has entered into an interest rate swap agreement with LLC III with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.

On May 17, 2006, the Company issued a floating rate funding agreement of $900 million to Sun Life Financial Global Funding II, L.L.C. (“LLC II”), an affiliate, due 2011.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $7.5 million to LLC II.  Total interest credited for these funding agreements was $5.4 million, $10.5 million, and $35.7 million for the years ended December 31, 2010, 2009 and 2008, respectively.  On May 24, 2006, the Company also issued a $100 million floating rate demand note payable to LLC II.  For interest on this demand note, the Company expensed $0.6 million, $1.2 million, and $4.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has entered into an interest rate swap agreement with LLC II with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.

On June 3, 2005 and June 29, 2005, the Company issued two floating rate funding agreements totaling $900 million to Sun Life Financial Global Funding, L.L.C. (“LLC”), an affiliate, due 2010.  On April 7, 2008, the Company issued an additional floating rate funding agreement totaling $10 million to LLC.  On July 1 and July 8, 2010, the Company paid $900.0 million and $10.0 million, respectively, to the LLC due to the maturity of these funding agreements.  Total interest credited for these funding agreements was $2.9 million, $11.3 million and $36.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.  On June 10, 2005, the Company also issued a $100.0 million floating rate demand note payable to the LLC which matured on July 6, 2010.  On August 6, 2010, the Company paid $100.1 million to LLC, including $140 thousand in interest due to the maturity of the floating rate demand note.  For interest on this demand note, the Company expensed $0.5 million, $1.3 million and $4.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company had an interest rate swap agreement with LLC with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.  This agreement expired in July 2010 due to the maturity of the floating rate funding agreements with the LLC.

The account values related to these funding agreements issued to LLC III, LLC II and LLC are reported in the Company’s balance sheets as a component of contractholder deposits funds and other policy liabilities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following table lists the details of notes due to affiliates at December 31, 2010:

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	$ 250,000	$ 21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
Sun Life (Hungary) Group Financing Limited Company	Promissory	5.710%	06/30/2012	18,000	1,028
Sun Life Financial Global Funding II, L.L.C.	Demand	LIBOR + 0.26%	07/06/2011	100,000	611
Sun Life Financial Global Funding III, L.L.C.	Demand	LIBOR + 0.35%	10/06/2013	100,000	703
				$ 783,000	$ 44,925

The following table lists the details of notes due to affiliates at December 31, 2009:

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	$ 250,000	$ 21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
Sun Life (Hungary) Group Financing Limited Company	Promissory	5.710%	06/30/2012	18,000	1,028
Sun Life Financial Global Funding, L.L.C.	Demand	LIBOR + 0.35%	07/06/2010	100,000	1,257
Sun Life Financial Global Funding II, L.L.C.	Demand	LIBOR + 0.26%	07/06/2011	100,000	1,166
Sun Life Financial Global Funding III, L.L.C.	Demand	LIBOR + 0.35%	10/06/2013	100,000	1,257
				$ 883,000	$ 47,921

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Administrative Service Agreements, Rent and Other

Effective December 31, 2009, the Company transferred all of its employees to Sun Life Services with the exception of 28 employees who were transferred to Sun Life Financial Distributors, Inc. (“SLFD”), another affiliate.  Neither Sun Life Services nor SLFD are included in the accompanying consolidated financial statements.  Concurrent with this transaction, Sun Life Services assumed the sponsorship of the Company’s retirement plans, as discussed in Note 9 to the Company’s consolidated financial statements.  As a result of this transaction, the Company transferred to Sun Life Services the assets and liabilities, and associated deferred tax asset, summarized in the following table:

Assets:
Cash	$32,298
Property and equipment	9,545
Software and other	58,877
Deferred tax asset	25,543
Total assets	$126,263

Liabilities:
Pension liabilities	$109,512
Long term incentives	16,923
Other liabilities	48,733
Total liabilities	$175,168

In accordance with FASB ASC Topic 845, “Nonmonetary Transactions,” all assets and liabilities were transferred at book value and no gain or loss was recognized in the Company’s consolidated statement of operations.  The difference between the book value of the transferred assets and liabilities of $48.9 million, net of tax, was recorded by the Company as other comprehensive income and paid-in-capital.  Prior to the transfer, this difference between the book value of the transferred assets and liabilities was recorded in the Company’s consolidated balance sheet as a component of accumulated other comprehensive income.

Pursuant to an administrative services agreement between the Company and Sun Life Services which was effective December 31, 2009, Sun Life Services provides human resources services (e.g., recruiting and maintaining appropriately trained and qualified personnel and equipment necessary for the performance of actuarial, financial, legal, administrative and other operational support functions) to the Company.  The Company reimburses Sun Life Services for the cost of such services, plus, with respect to certain of those services, pays an arms-length based profit margin to be agreed upon by the parties.  Total payments under this agreement were $117.6 million for the year ended December 31, 2010.

As described in Note 9, the Company participates in a pension plan and other retirement plans sponsored by Sun Life Services.

The transfer of fixed assets from the Company to Sun Life Services discussed above, along with the administrative services agreement, resulted in a sale-leaseback transaction.  The Company recorded a deposit liability for $17.1 million which represents the cost of certain of the assets transferred.  The Company will amortize the liability over the remaining useful life of the assets that were sold, which was estimated to be seven years.  As of December 31, 2010, the remaining deposit liability was $14.3 million.

Effective December 31, 2009, Sun Life Services and SLOC entered into an administrative services agreement under which Sun Life Services provides to SLOC, as requested, personnel and certain services.  Prior to December 31, 2009, the Company had an administrative services agreement with SLOC under which the Company provided personnel and certain services to SLOC, as requested.  Pursuant to the agreement with SLOC, the Company recorded reimbursements of $336.0 million and $316.7 million for the years ended December 31, 2009 and 2008, respectively, as a reduction to other operating expenses.  Effective December 31, 2009, the Company no longer provides personnel services to SLOC and SLOC no longer reimburses the Company for such services.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Administrative Service Agreements, Rent and Other (continued)

The Company has administrative services agreements with SLOC under which SLOC provides, as requested, certain services and facilities on a cost-reimbursement basis.  Pursuant to the agreements with SLOC, the Company recorded expenses of $13.0 million, $8.9 million and $9.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has an administrative services agreement with Sun Life Information Services Canada, Inc. (“SLISC”), under which SLISC provides administrative and support services to the Company in connection with the Company’s insurance and annuity businesses.  Expenses under this agreement amounted to approximately $18.0 million, $15.5 million and $17.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has a service agreement with Sun Life Information Services Ireland Limited (“SLISIL”), under which SLISIL provides various insurance related and information systems services to the Company.  Expenses under this agreement amounted to approximately $23.5 million, $24.2 million and $24.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has an administrative services agreement with SLC – U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company (“MFS”), serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable annuity contracts issued by the Company.  Amounts received under this agreement were approximately $13.0 million, $8.9 million and $17.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has an administrative services agreement with Sun Capital Advisers LLC (“SCA”), a registered investment adviser, under which the Company provides administrative services with respect to certain open-end management investment companies for which SCA serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable contracts issued by the Company.  Amounts received under this agreement amounted to approximately $13.0 million, $4.3 million and $2.1 million for the years ended December 31, 2010, 2009 and 2008, respectively. The Company paid $21.4 million, $18.2 million and $18.6 million for the years ended December 31, 2010, 2009 and 2008, respectively, in investment management services fees to SCA.

During the years ended December 31, 2010, 2009 and 2008, the Company paid $41.4 million, $45.4 million and $23.7 million, respectively, in distribution fees to SLFD.

The Company leases office space to SLOC under lease agreements with terms expiring on December 31, 2014 and options to extend the terms for each of twelve successive five-year terms at fair market rental value, not to exceed 125% of the fixed rent for the term which is then ending.  Rent received by the Company under the leases amounted to approximately $12.1 million, $10.1 million, and $10.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.  Rental income is reported as a component of net investment income.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Administrative service agreements, rent and other (continued)

During the year ended December 31, 2009, the Company sold certain limited partnership investments to SLOC with a book value of $16.9 million and a fair market value of $22.4 million.  The Company recorded a pre-tax gain on the sales of $5.5 million for the year ended December 31, 2009.  During the year ended December 31, 2008, the Company sold certain limited partnership investments to SLOC with a book value and fair market value of $87.2 million.

During the year ended December 31, 2009, the Company purchased $395.7 million of available-for-sale fixed-rate bonds from Sun Life Investments LLC at fair value.  The Company paid cash for the bonds.

During the year ended December 31, 2010, the Company sold mortgage loans to SLOC with a book value of $85.6 million and a fair market value of $93.4 million and recognized a pre-tax gain of $7.8 million as a result. During the year ended December 31, 2010, the Company also purchased $52.2 million of mortgage loans from SLOC at fair value.  During the year ended December 31, 2008, the Company sold mortgages to SLOC with a book value and a fair market value of $150.2 million.  The Company did not purchase or sell any mortgage loan from SLOC during the year ended December 31, 2009.

In 2004, employees of the Company became participants in a restricted share unit (“RSU”) plan with the Company’s indirect parent, SLF.  Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant.  RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock.  The redemption value, upon vesting, is the fair market value of an equal number of common shares of SLF stock.  The Company incurred expenses of $9.6 million, $7.9 million and $5.9 million relating to RSUs for the years ended December 31, 2010, 2009 and 2008, respectively.

SLNY has a series of agreements with SLHIC, through which substantially all of the New York issued business of SLHIC was transferred to SLNY.  As part of these agreements, SLNY received certain intangible assets totaling $31.3 million.  These assets included the value of distribution acquired, VOBA, and VOCRA.  The value of distribution acquired of $7.5 million is being amortized on a straight-line basis over its projected economic life of 25 years.  The amortization expense for the value of distribution acquired was $0.3 million for each of the years ended December 31, 2010, 2009 and 2008.

VOBA of $7.6 million is subject to amortization based upon expected premium income over the period from acquisition to the first customer renewal, generally not more than two years.  VOBA was fully amortized as of December 31, 2009.  VOCRA of $16.2 million is subject to amortization based upon expected premium income over the projected life of the in-force business acquired, which is 20 years.  The Company recorded amortization for VOBA and VOCRA for the years ended December 31 as follows:

	2010	2009	2008

VOBA	$-	$913	$782
VOCRA	$1,327	$4,063	$4,627

At December 31, 2009, the Company determined that the VOCRA asset was impaired and recorded an impairment charge of $2.6 million included in VOCRA amortization expense.  The impairment charge was allocated to the Group Protection segment.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS

FIXED MATURITY SECURITIES

The amortized cost and fair value of fixed maturity securities held at December 31, 2010, were as follows:

Available-for-sale fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Temporary Losses	OTTI Losses(1)	Fair Value
Non-corporate securities:
Asset-backed securities	$ 694	$ 27	$ (6)	$ -	$ 715
Residential mortgage-backed securities	32,263	2,351	-	-	34,614
Commercial mortgage-backed securities	15,952	522	(1,424)	-	15,050
Foreign government & agency securities	506	57	-	-	563
U.S. states and political subdivision securities	217	-	(3)	-	214
U.S. treasury and agency securities	371,704	4,500	(971)	-	375,233
Total non-corporate securities	421,336	7,457	(2,404)	-	426,389

Corporate securities	1,001,615	82,490	(2,267)	(12,304)	1,069,534

Total available-for-sale fixed maturity securities	$ 1,422,951	$ 89,947	$ (4,671)	$ (12,304)	$ 1,495,923

Trading fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Non-corporate securities:
Asset-backed securities	$ 544,106	$ 10,104	$ (142,230)	$ 411,980
Residential mortgage-backed securities	1,184,184	17,259	(278,650)	922,793
Commercial mortgage-backed securities	917,650	42,368	(140,823)	819,195
Foreign government & agency securities	122,537	8,239	-	130,776
U.S. states and political subdivision securities	605	8	-	613
U.S. treasury and agency securities	745,460	3,037	(878)	747,619
Total non-corporate securities	3,514,542	81,015	(562,581)	3,032,976

Corporate securities	8,195,874	368,893	(130,625)	8,434,142

Total trading fixed maturity securities	$ 11,710,416	$ 449,908	$ (693,206)	$ 11,467,118

(1)	Represents the pre-tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income (“AOCI”) for assets still held at the reporting date.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

FIXED MATURITY SECURITIES (CONTINUED)

The amortized cost and fair value of fixed maturity securities held at December 31, 2009, were as follows:

Available-for-sale fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Temporary Losses	OTTI Losses(1)	Fair Value
Non-corporate securities:
Asset-backed securities	$ 966	$ 42	$ (19)	$ -	$ 989
Residential mortgage-backed securities	45,531	2,170	-	-	47,701
Commercial mortgage-backed securities	18,566	114	(2,600)	-	16,080
Foreign government & agency securities	728	39	(7)	-	760
U.S. treasury and agency securities	38,063	1,156	(88)	-	39,131
Total non-corporate securities	103,854	3,521	(2,714)	-	104,661

Corporate securities	1,017,570	86,026	(18,993)	(13,748)	1,070,855

Total available-for-sale fixed maturity securities	$ 1,121,424	$ 89,547	$ (21,707)	$ (13,748)	$ 1,175,516

Trading fixed maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Non-corporate securities:
Asset-backed securities	$ 658,864	$ 6,766	$ (198,367)	$ 467,263
Collateralized mortgage obligations	-	-	-	-
Residential mortgage-backed securities	1,437,147	13,051	(409,307)	1,040,891
Commercial mortgage-backed securities	972,971	23,199	(357,241)	638,929
Foreign government & agency securities	76,971	6,277	-	83,248
U.S. treasury and agency securities	525,758	14,122	(2,350)	537,530
Total non-corporate securities	3,671,711	63,415	(967,265)	2,767,861

Corporate securities	8,371,250	300,777	(309,366)	8,362,661

Total trading fixed maturity securities	$ 12,042,961	$ 364,192	$ (1,276,631)	$ 11,130,522

(1) Represents the pre-tax non-credit OTTI loss recorded as a component of AOCI for assets still held at the reporting date.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

FIXED MATURITY SECURITIES (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity securities held at December 31, 2010 are shown below.  Actual maturities may differ from contractual maturities on structured securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$ 30,952	$ 31,587
Due after one year through five years	659,829	708,996
Due after five years through ten years	100,916	108,069
Due after ten years	582,345	596,892
Subtotal – Maturities of available-for-sale fixed securities	1,374,042	1,445,544
ABS, RMBS and CMBS securities (1)	48,909	50,379
Total available-for-sale fixed securities	$ 1,422,951	$ 1,495,923

Maturities of trading fixed securities:
Due in one year or less	$ 1,261,177	$ 1,264,869
Due after one year through five years	4,388,274	4,566,185
Due after five years through ten years	1,907,089	2,003,614
Due after ten years	1,507,936	1,478,482
Subtotal – Maturities of trading fixed securities	9,064,476	9,313,150
ABS, RMBS and CMBS securities (1)	2,645,940	2,153,968
Total trading fixed securities	$ 11,710,416	$ 11,467,118

(1)	ABS, RMBS and CMBS securities are shown separately in the table as they are not due at a single maturity.

Gross gains of $172.6 million, $50.0 million and $14.0 million and gross losses of $40.9 million, $57.5 million and $161.2 million were realized on the sale of fixed maturity securities for the years ended December 31, 2010, 2009 and 2008, respectively.

Fixed maturity securities with an amortized cost of approximately $12.3 million and $12.4 million at December 31, 2010 and 2009, respectively, were on deposit with federal and state governmental authorities, as required by law.

As of December 31, 2010 and 2009, 92.4% and 91.1%, respectively, of the Company's fixed maturity securities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized statistical rating organizations.  Securities that are not rated by a nationally recognized statistical rating organization are assigned ratings based on the Company's internally prepared credit evaluations.  During 2010, 2009 and 2008, the Company incurred realized losses totaling $0.9 million, $4.8 million and $41.9 million, respectively, for other-than-temporary impairment of value on its available-for-sale fixed maturity securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

FIXED MATURITY SECURITIES (CONTINUED)

Unrealized Losses

The following table shows the fair value and gross unrealized losses, which includes temporary unrealized losses and the portion of non-credit OTTI losses recognized in AOCI, of the Company’s available-for-sale fixed maturity investments, aggregated by investment category and length of time that the individual securities had been in an unrealized loss position at December 31, 2010.

	Less Than Twelve Months		Twelve Months Or More		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Non-corporate securities:
Asset-backed securities	$ -	$ -	$ 11	$ (6)	$ 11	$ (6)
Residential mortgage-backed securities	26	-	-	-	26	-
Commercial mortgage-backed securities	-	-	2,534	(1,424)	2,534	(1,424)
Foreign government & agency securities	-	-	-	-	-	-
U.S. States and political subdivision securities	214	(3)	-	-	214	(3)
U.S. treasury and agency securities	23,636	(971)	-	-	23,636	(971)
Total non-corporate securities	23,876	(974)	2,545	(1,430)	26,421	(2,404)

Corporate securities	187,916	(5,211)	91,154	(9,360)	279,070	(14,571)

Total	$ 211,792	$ (6,185)	$ 93,699	$ (10,790)	$ 305,491	$ (16,975)

The following table shows the fair value and gross unrealized losses, which includes temporary unrealized losses and the portion of non-credit OTTI losses recognized in AOCI, of the Company’s available-for-sale fixed maturity investments, aggregated by investment category and length of time that the individual securities had been in an unrealized loss position at December 31, 2009.

	Less Than Twelve Months		Twelve Months Or More		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Non-corporate securities:
Asset-backed securities	$ -	$ -	$ 37	$ (19)	$ 37	$ (19)
Commercial mortgage-backed securities	499	(1)	6,597	(2,599)	7,096	(2,600)
Foreign government & agency securities	-	-	212	(7)	212	(7)
U.S. treasury and agency securities	16,942	(88)	-	-	16,942	(88)
Total non-corporate securities	17,441	(89)	6,846	(2,625)	24,287	(2,714)

Corporate securities	83,967	(6,208)	183,430	(26,533)	267,397	(32,741)

Total	$ 101,408	$ (6,297)	$ 190,276	$ (29,158)	$ 291,684	$ (35,455)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

UNREALIZED LOSSES (CONTINUED)

The following table provides the number of securities of the Company’s available-for-sale fixed maturity securities with gross unrealized losses and a portion of non-credit OTTI losses recognized in AOCI aggregated by investment category, at December 31, 2010 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities

Non-corporate securities:
Asset-backed securities	-	1	1
Residential mortgage-backed securities	1	-	1
Commercial mortgage-backed securities	-	5	5
Foreign government & agency securities	-	-	-
U.S. States and political subdivision securities	1	-	1
U.S. treasury and agency securities	2	-	2
Total non-corporate securities	4	6	10

Corporate securities	72	35	107

Total	76	41	117

The following table provides the number of securities of the Company’s available-for-sale fixed maturity securities with gross unrealized losses and a portion of non-credit OTTI losses recognized in AOCI aggregated by investment category at December 31, 2009 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities

Non-corporate securities:
Asset-backed securities	-	1	1
Commercial mortgage-backed securities	1	8	9
Foreign government & agency securities	-	1	1
U.S. treasury and agency securities	2	-	2
Total non-corporate securities	3	10	13

Corporate securities	41	86	127

Total	44	96	140

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENT

Beginning on April 1, 2009, the Company presents and discloses OTTI in accordance with FASB ASC Topic 320.  Securities whose fair value is less than their carrying amount are considered to be impaired and are evaluated for potential OTTI.  If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired and the Company records a charge to earnings for the full amount of impairment based on the difference between the current carrying amount and fair value of the security.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories:  credit loss and non-credit loss.  The credit loss portion is charged to net realized investment gains (losses) in the consolidated statements of operations, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on an available-for-sale fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.

To compute the credit loss component of OTTI for corporate bonds on the date of transition (April 1, 2009), both historical default (by rating) data, used as a proxy for the probability of default, and loss given default (by issuer) projections were applied to the par amount of the bond.  For corporate bonds post-transition, the present value of future cash flows using the book yield is used to determine the credit component of OTTI.  If the present value of the cash flow is less than the security’s amortized cost, the difference is recorded as a credit loss.  The difference between the estimates of the credit related loss and the overall OTTI is the non-credit-related component.

As a result of the adoption of FASB ASC Topic 320, a cumulative effect adjustment, net of tax, of $9.1 million was recorded to decrease accumulated other comprehensive income with a corresponding increase to retained earnings (accumulated deficit) for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

For those securities where the Company does not have the intent to sell and it is not more likely than not that the Company will be required to sell, the Company employs a portfolio monitoring process to identify securities that are other-than-temporarily impaired.  The Company utilizes a Credit Committee, comprised of investment and finance professionals, which meets at least quarterly to review individual issues or issuers that are of concern.  In determining whether a security is other-than-temporarily-impaired, the Credit Committee considers the factors described below.  The process involves a quarterly screening of all impaired securities.

Discrete credit events, such as a ratings downgrade, also are used to identify securities that may be other-than-temporarily impaired.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  In making these evaluations, the Credit Committee exercises considerable judgment.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  No OTTI charge is recorded in the Company’s consolidated statements of operations for unrealized loss on securities related to these issuers.

“Watch List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.  No OTTI charge is recorded in the Company’s consolidated statements of operations for unrealized losses on securities related to these issuers.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

“Impaired List”- This list includes securities that the Company has the intent to sell or more likely than not will be required to sell.  In addition, it includes those securities that management has concluded that the Company’s amortized cost will not be recovered due to expected delays or shortfalls in contractually specified cash flows.  For these investments, an OTTI charge is recorded or the security is sold and a realized loss is recorded as a charge to income.  Credit OTTI losses are recorded in the Company’s consolidated statement of operations and non-credit OTTI losses are recorded in other comprehensive income.

Structured securities, those rated single A or below in particular, are subject to certain provisions in FASB ASC Topic 325, “Investments–Other.”  These provisions require the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that the fair value is less than the carrying amount and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.  Losses incurred on the respective portfolios are based on expected loss models, not incurred loss models.  Expected cash flows include assumptions about key systematic risks and loan-specific information.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for OTTI.

For securities that are assessed to have incurred a credit loss, the amount of credit loss is calculated based upon the cash flows that the Company expects to collect given an assessment of the relevant facts and circumstances for the issuer and specific bond issue.  Such factors include the financial condition, credit quality, and the near-term prospects of the issuer, as well as the issuer's relative liquidity, among other factors.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

The Company recorded credit OTTI losses in its consolidated statement of operations totaling $0.9 million and $4.8 million for the year ended December 31, 2010 and 2009, respectively on its available-for-sale fixed maturity securities.  The $0.9 million credit loss OTTI recorded during the year ended December 31, 2010 was concentrated in corporate debt of a foreign issuer.  This impairment was driven primarily by the adverse financial condition of the foreign issuer.  The $4.8 million credit loss OTTI recorded during the year ended December 31, 2009 was concentrated in corporate debt of financial institutions.  These impairments also were driven primarily by the adverse financial conditions of the issuers.

The following tables roll-forward the amount of credit losses recognized in earnings on debt securities, for which a portion of the OTTI also was recognized in other comprehensive income:

Year ended December 31, 2010

Beginning balance, at January 1, 2010	$9,148
Add: Credit losses remaining in accumulated deficit related to the adoption of FASB ASC Topic 320	-
Add: Credit losses on OTTI not previously recognized	885
Less: Credit losses on securities sold	(2,528)
Less: Credit losses on securities impaired due to intent to sell	-
Add: Credit losses on previously impaired securities	-
Less: Increases in cash flows expected on previously impaired securities	(1,658)
Ending balance, at December 31, 2010	$5,847

Nine-month Period Ended December 31, 2009

Beginning balance, at April 1, 2009, prior to the adoption of FASB ASC Topic 320	$-
Add: Credit losses remaining in accumulated deficit related to the adoption of FASB ASC Topic 320	27,805
Add: Credit losses on OTTI not previously recognized	4,834
Less: Credit losses on securities sold	(22,377)
Less: Credit losses on securities impaired due to intent to sell	-
Add: Credit losses on previously impaired securities	-
Less: Increases in cash flows expected on previously impaired securities	(1,114)
Ending balance, at December 31, 2009	$9,148

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

The carrying value of mortgage loans and real estate investments, net of applicable allowances and accumulated depreciation, was as follows:

	December 31,
	2010	2009

Total mortgage loans	$ 1,737,528	$ 1,911,961

Real estate:
Held for production of income	214,665	202,277
Total real estate	$ 214,665	$ 202,277

Total mortgage loans and real estate	$ 1,952,193	$ 2,114,238

Accumulated depreciation on real estate was $45.6 million and $40.6 million at December 31, 2010 and 2009, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan.  The specific allowance for loan loss was $30.1 million and $17.3 million at December 31, 2010 and 2009, respectively.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  The general allowance for loan loss was $23.7 million and $25.5 million at December 31, 2010 and 2009, respectively.  While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Delinquency status is determined based upon the occurrence of a missed contract payment.  The following table set forth an age analysis of past due loans in the Company’s mortgage loan portfolio at December 31.

	Gross Carrying Value
	2010	2009

Past due:
Between 30 and 59 days	$ 16,607	$ 38,434
Between 60 and 89 days	12,333	8,704
90 days or more	19,310	4,300
Total past due	48,250	51,438
Current (1)	1,743,060	1,903,305
Balance, at December 31	$ 1,791,310	$ 1,954,743
Past due more than 90 days with total accrued interest	$ -	$ -

The Company’s allowance for mortgage loan losses at December 31 was as follow:

	Allowance for Loan Loss
	2010	2009

General allowance	$ 23,662	$ 25,500
Specific allowance	30,120	17,282
Total	$ 53,782	$ 42,782

(1)
Included in the $1,743.1 million and $1,903.3 million of the Company’s mortgage loans in current status at December 31, 2010 and 2009, are $165.6 million and $191.4 million, respectively, of mortgage loans that are impaired but not past due.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

The Company individually evaluates all its mortgage loans for impairment and records a specific provision for those deemed impaired.  The Company also collectively evaluates most of its mortgage loans (excluding those for which a specific allowance was recorded) for impairment.  At December 31, 2010, the Company individually and collectively evaluated loans with a gross carrying value of $1,791.3 million and $1,706.0 million, respectively.

The credit quality indicator for the Company’s mortgage loans is an internal risk rated measure based on the borrowers’ ability to pay and the value of the underlying collateral.  The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected.  The following table shows the gross carrying value of the Company’s mortgage loans disaggregated by credit quality indicator at December 31, 2010.

2010
Insured	$ -
High	394,288
Standard	544,243
Satisfactory	333,086
Low quality	519,693
Total	$ 1,791,310

The following table shows the gross carrying value of impaired mortgage loans and related allowances at December 31, 2010:

	With no allowance recorded	With an allowance recorded	Total
Gross carrying value	$ 119,323	$ 85,281	$ 204,604
Unpaid principal balance	120,417	88,625	209,042
Related allowance	-	30,120	30,120
Average recorded investment	113,701	86,575	200,276
Interest income recognized	$ 5,899	$ -	$ 5,899

Included in the $204.6 million and $215.9 million of impaired mortgage loans at December 31, 2010 and 2009, are $119.3 million and $134.9 million, respectively, of impaired loans that did not have an allowance for loan loss because the fair value of the collateral or the expected future cash flows exceed the carrying value of the loans.

The average investment in impaired mortgage loans before an allowance for loan loss, the related interest income and cash receipts for interest on impaired mortgage loans were as follows, for the years ended December 31:

	2010	2009	2008

Average investment	$200,276	$121,500	$11,963
Interest income	$5,899	$897	$-
Cash receipts on interest	$5,899	$897	$-

The gross carrying value of the Company’s mortgage loans on nonaccrual status was $114.7 million at December 31, 2010.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

The activity in the allowance for loan loss was as follows:

	2010	2009	2008

Balance at January 1	$42,782	$3,000	$3,288
Provisions for allowance	26,742	40,050	3,000
Charge-offs	(6,892)	-	-
Recoveries	(8,850)	(268)	(3,288)
Balance at December 31	$53,782	$42,782	$3,000

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

	2010	2009
Property Type:
Office building	$ 599,930	$ 638,603
Retail	748,345	808,125
Industrial/warehouse	242,413	241,627
Apartment	54,364	100,435
Other	360,923	368,230
Allowance for loan losses	(53,782)	(42,782)
Total	$ 1,952,193	$ 2,114,238

	2010	2009
Geographic region:
Arizona	$ 46,968	$ 53,470
California	85,853	114,196
Florida	200,056	217,614
Georgia	69,173	57,861
Maryland	44,923	46,412
Massachusetts	112,128	116,025
Missouri	52,218	58,523
New York	247,154	305,810
Ohio	125,454	135,088
Pennsylvania	98,251	110,758
Texas	303,336	325,234
Washington	65,708	52,353
Other (1)	554,753	563,676
Allowance for loan losses	(53,782)	(42,782)
Total	$ 1,952,193	$ 2,114,238

(1)	Includes the states in which the value of the Company’s mortgage loans and real estate investments was below $50 million at December 31, 2010 and 2009, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

At December 31, 2010, scheduled mortgage loan maturities were as follows:

2011	$ 110,273
2012	77,521
2013	135,745
2014	163,227
2015	183,253
Thereafter	1,091,171
General allowance	(23,662)
Total	$ 1,737,528

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made funding commitments of mortgage loans on real estate into the future.  The outstanding funding commitments for these mortgages amount to $0.6 million and $51.0 million at December 31, 2010 and 2009, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

LEVERAGED LEASES AND LIMITED PARTNERSHIPS

The Company was an owner participant in a trust that is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased through a VIE for a term of 9.78 years.  The master lessee had the option to purchase the equipment at the expiration of the lease term.  The Company's equity investment in this VIE represented 8.33% of the partnership that provided 22.9% of the purchase price of the equipment.  The Company did not have the ability to direct the activities that most significantly impact the economic performance of the VIE nor the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.  Therefore, the Company did not consolidate this trust in its consolidated financial statements.  The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and was non-recourse to the Company.  The leveraged lease investment was included as a part of other invested assets in the Company’s consolidated balance sheet at December 31, 2009.

On June 1, 2010, the master lessee elected to exercise a fixed price purchase option to purchase the equipment and the Company received $22.6 million in cash for its investment in the VIE and realized a $3.4 million gain in its consolidated statement of operations.

The Company had no leveraged lease investments at December 31, 2010.  The Company's net investment in the leveraged lease at December 31, 2009 was composed of the following elements:

Lease contract receivable	$ 1,247
Less: non-recourse debt	-
Net receivable	1,247
Estimated value of leased assets	20,795
Less: Unearned and deferred income	(731)
Investment in leveraged leases	21,311
Less: Fees	(12)
Net investment in leveraged leases	$ 21,299

The Company had outstanding commitments with respect to funding of limited partnerships of approximately $12.6 million and $12.8 million at December 31, 2010 and 2009, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, foreign currency exchange rates, equity market conditions, and to alter exposure arising from mismatches between assets and liabilities.  Derivative instruments are recorded in the consolidated balance sheets at fair value and are presented as assets or liabilities.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of FASB ASC Topic 815, is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of net derivative income or loss.

Credit enhancement such as collateral is used to improve the credit risk of longer term derivative contracts.

It is common, and the Company’s preferred practice, for the parties to execute a Credit Support Annex (“CSA”) in conjunction with the International Swaps and Derivatives Association Master Agreement. Under a CSA, collateral is passed between the parties to mitigate the market contingent counterparty risk inherent in outstanding positions.

The primary types of derivatives held by the Company include swap agreements, swaptions, futures, call/put options and embedded derivatives, as described below.

Swap Agreements

As a component of its investment strategy, the Company utilizes swap agreements.  Swap agreements are agreements to exchange with a counterparty a series of cash flow payments at pre-determined intervals, based upon or calculated by reference to changes in specified interest rates (fixed or floating), foreign currency exchange rates, or prices on an underlying principal balance (notional).  Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party, except on certain foreign currency exchange swaps.  A single net payment is usually made by one counterparty at pre-determined dates.  The net payment is recorded as a component of net derivative (loss) income in the Company’s consolidated statement of operations.

Interest rate swaps are generally used to change the character of cash flows (e.g., fixed payments to floating rate payments) for duration matching purposes and to manage exposures to changes in the risk-free interest rate.

Foreign currency swaps are utilized as an economic hedge against changes in foreign currencies associated with certain non-U.S. dollar denominated cash flows.  From 2000 through 2002, and again in 2005, the Company marketed GICs to unrelated third parties.  Each GIC transaction is highly-individualized, but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of the currency swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

On September 6, 2006, the Company entered into an agreement with the CARS Trust whereby the Company is the sole beneficiary of the CARS Trust.  Please refer to Note 1 of the Company’s consolidated financial statements for additional information regarding the CARS Trust.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

Swaptions

The Company utilizes payer swaptions to hedge exposure to interest rate risk.  Swaptions give the buyer the option to enter into an interest rate swap per the terms of the original swaption agreement.  A premium is paid on settlement date and no further cash transactions occur until the positions settle or expire.  At expiration, the swaption either cash settles for value, settles into an interest rate swap, or expires worthless per the terms of the original swaption agreement.

Futures

Futures contracts, both long and short, are entered into for purposes of hedging liabilities on fixed index and variable annuity products containing guaranteed minimum death benefit and living benefit features, with cash flows based on changes in equity indices.  Certain futures are also utilized to hedge interest rate risk associated with these products.  On the trade date, an initial cash margin is exchanged.  Daily cash is exchanged to settle the daily variation margin.

Call/Put Options

In addition to short futures, the Company also utilizes over-the-counter (“OTC”) put options on major indices to hedge against stock market exposure inherent in the guaranteed minimum death benefit and living benefit features of the Company's variable annuities.  Unlike futures, however, these options require initial cash outlays.  The Company also purchases OTC call options on major indices to economically hedge its obligations under certain fixed annuity contracts, as well as enhance income on the underlying assets.  On the trade date, an initial cash margin is exchanged for listed options.  Daily cash is exchanged to settle the daily variation margin.

Foreign Currency Contracts

A foreign currency contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement at a specified future date.  Foreign currency contracts are utilized as an economic hedge against changes in foreign currencies associated with certain non-U.S. dollar denominated cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

Embedded Derivatives

The Company performs a quarterly analysis of its new contracts, agreements and financial instruments for embedded derivatives.  No embedded derivatives required bifurcation from financial assets.  However, the Company issues certain annuity contracts and enters into reinsurance agreements that contain derivatives embedded in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or reinsurance agreement) and is carried at fair value.  Please refer to Note 8 of the Company’s consolidated financial statements for further information regarding derivatives embedded in reinsurance contracts; refer to Note 12 for further information regarding derivatives embedded in annuity contracts.

The following is a summary of the Company’s derivative positions at:

	December 31, 2010		December 31, 2009
	Number of Contracts	Principal Notional	Number of Contracts	Principal Notional

Interest rate swaps	70	$ 5,443,500	102	$ 8,883,000
Currency swaps	7	349,460	10	351,740
Credit default swaps	1	37,400	1	55,000
Equity swaps	-	-	2	4,908
Currency forwards	36	44,149	-	-
Swaptions	1	350,000	5	1,150,000
Futures (1)	(25,699)	2,918,839	(13,811)	2,378,216
Index call options	9,604	1,858,109	7,345	1,313,381
Index put options	4,100	515,632	7,100	682,499
Total		$ 11,517,089		$ 14,818,744

(1)           The negative amount represents the Company’s short position

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

With the exception of embedded derivatives, all derivatives are carried at fair value in derivative instruments – receivable or derivative instruments – payable in the Company’s consolidated balance sheets.  Embedded derivatives related to reinsurance agreements and annuity contracts are carried at fair value in contractholder deposit funds and other policy liabilities in the Company’s consolidated balance sheets.  The following is a summary of the Company’s derivative asset and liability positions by primary risk exposure.

	At December 31, 2010		At December 31, 2009
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
	Fair Value (a)	Fair Value (a)	Fair Value (a)	Fair Value (a)

Interest rate contracts	$ 97,060	$ 329,214	$ 130,178	$ 532,401
Foreign currency contracts	32,504	3,878	56,032	905
Equity contracts	59,397	-	58,692	-
Credit contracts	-	27,341	-	34,349
Futures contracts (b)	9,103	1,590	14,325	5,255
Total derivative instruments	198,064	362,023	259,227	572,910
Embedded derivatives (c)	2,896	178,069	11,308	417,764
Total	$ 200,960	$ 540,092	$ 270,535	$ 990,674

(a)	Amounts are presented without consideration of cross-transaction netting and collateral.
(b)	Futures contracts include interest rate, equity price and foreign currency exchange risks.
(c)	Embedded derivatives expose the Company to a combination of credit, interest rate and equity price risks.

All realized and unrealized derivative gains and losses are recorded in net derivative loss in the Company’s consolidated statements of operations.  The following is a summary of the Company’s realized and unrealized gains (losses) by derivative type for the years ended December 31:

	2010	2009	2008

Interest rate contracts	$ (122,712)	$ 143,402	$ (501,413)
Foreign currency contracts	(16,206)	(12,116)	28,078
Equity contracts	(26,734)	(71,865)	(53,397)
Credit contracts	7,008	(9,855)	(35,149)
Futures contracts	(217,428)	(328,595)	35,447
Embedded derivatives	226,782	239,127	(79,024)
Net derivative loss from continuing operations	$ (149,290)	$ (39,902)	$ (605,458)
Net derivative income (loss) from discontinued operations	$ -	$ 216,956	$ (266,086)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (CONTINUED)

Concentration of Credit Risk

Credit risk relates to the uncertainty of an obligor’s continued ability to make timely payments in accordance with the contractual terms of the instrument or contract.  With derivative instruments, the Company is primarily exposed to credit risk through its counterparty relationships.  The Company primarily manages credit risk through policies which address the quality of counterparties, contractual requirements for transacting with counterparties and collateral support agreements, and limitations on counterparty concentrations.  Exposures by counterparty and counterparty credit ratings are monitored closely.  All of the contracts are held with counterparties rated A or higher.  As of December 31, 2010, the Company’s liability positions were linked to a total of 15 counterparties, of which the largest single unaffiliated counterparty payable net of collateral, had credit exposure of $7.9 million to the Company.  As of December 31, 2010, the Company’s asset positions were linked to a total of 15 counterparties, of which the largest single unaffiliated counterparty receivable net of collateral, had credit exposure of $4.1 million.

Credit-related Contingent Features
All derivative transactions are covered under standardized contractual agreements with counterparties all of which include credit-related contingent features.  Certain counterparty relationships also may include supplementary agreements with such tailored terms as additional triggers for early terminations, acceptable practices related to cross-transaction netting and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level.  These triggers apply to both the Company and its counterparty.  The aggregate value of all derivative instruments with credit risk-related contingent features that were in a liability position at December 31, 2010 was approximately $362.0 million.

In the event of an early termination, the Company might be required to accelerate payments to counterparties, up to the current value of its liability positions, offset by the value of previously pledged collateral and cross-transaction netting.  If payments cannot be exchanged simultaneously at early termination, funds also will be held in escrow to facilitate settlement.  If an early termination was triggered on December 31, 2010, the Company would be expected to settle a net obligation of less than $0.1 million.

If counterparties are unable to meet accelerated payment obligations, the Company may also be exposed to uncollectible asset positions, offset by the value of collateral that has been posted by the Company.

At December 31, 2010, the Company pledged $224.2 million in U.S. Treasury securities as collateral to counterparties.  At December 31, 2010, counterparties pledged to the Company $60.3 million in collateral comprising of cash and U.S. Treasury securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT

On January 1, 2008, the Company adopted FASB ASC Topic 820, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs.

As a result of the adoption of FASB ASC Topic 820, the value of the Company’s embedded derivative liabilities decreased by $166.1 million during the year ended December 31, 2008.  This change was primarily the result of changes to the valuation assumptions regarding policyholder behavior, primarily lapses, as well as the incorporation of risk margins and the Company’s own credit standing in the valuation of embedded derivatives.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

On April 1, 2009, the FASB issued additional guidance on estimating fair value when the volume and level of activity for the asset or liability have significantly decreased, as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The Company reviewed its pricing sources and methodologies and has concluded that its various pricing sources and methodologies are in compliance with this guidance.  During the year ended December 31, 2010, there were no changes to these valuation techniques and the related inputs.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Financial assets and liabilities recorded at fair value in the Company’s consolidated balance sheets are categorized as follows:

Level 1

•	Unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, investments in publicly-traded mutual funds with quoted market prices and listed derivatives.

Level 2

•	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets,

b)	Quoted prices for identical or similar assets or liabilities in non-active markets,

c)	Inputs other than quoted market prices that are observable, and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the Government, municipal bonds, structured notes and certain asset-backed securities (“ABS”) including collateralized debt obligations, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), certain corporate debt, certain private equity investments and certain derivatives, including derivatives embedded in reinsurance contracts.

Level 3

•
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS, and CMBS, certain corporate debt, certain private equity investments, certain mutual fund holdings and certain derivatives, including derivatives embedded in annuity contracts and certain funding agreements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy

The following table presents the Company’s categories for its assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$704	$11	$715
Residential mortgage-backed securities	-	34,614	-	34,614
Commercial mortgage-backed securities	-	13,003	2,047	15,050
Foreign government & agency securities	-	563	-	563
U.S. states and political subdivisions securities	-	214	-	214
U.S. treasury and agency securities	375,233	-	-	375,233
Corporate securities	-	1,068,399	1,135	1,069,534
Total available-for-sale fixed maturity securities	375,233	1,117,497	3,193	1,495,923

Trading fixed maturity securities:
Asset-backed securities	-	321,129	90,851	411,980
Residential mortgage-backed securities	-	834,074	88,719	922,793
Commercial mortgage-backed securities	-	737,024	82,171	819,195
Foreign government & agency securities	-	116,986	13,790	130,776
U.S. states and political subdivisions securities	-	613	-	613
U.S. treasury and agency securities	737,936	8,582	1,101	747,619
Corporate securities	-	8,301,586	132,556	8,434,142
Total trading fixed maturity securities	737,936	10,319,994	409,188	11,467,118

Derivative instruments - receivable:
Interest rate contracts	-	97,060	-	97,060
Foreign currency contracts	-	32,504	-	32,504
Equity contracts	14,873	30,739	13,785	59,397
Futures contracts	9,103	-	-	9,103
Total derivative instruments - receivable	23,976	160,303	13,785	198,064

Other invested assets	2,890	11,120	8,343	22,353
Short-term investments	832,739	-	-	832,739
Cash and cash equivalents	736,323	-	-	736,323
Total investments and cash	2,709,097	11,608,914	434,509	14,752,520

Separate account assets:
Mutual fund investments	21,892,209	30,517	-	21,922,726
Equity investments	188,216	277	-	188,493
Fixed income investments	317,713	5,812,900	56,323	6,186,936
Alternative investments	24,094	78,164	293,254	395,512
Other investments	900	-	-	900
Total separate account assets (1) (2)	22,423,132	5,921,858	349,577	28,694,567

Total assets measured at fair value on a recurring basis	$25,132,229	$17,530,772	$784,086	$43,447,087

(1)      Pursuant to the conditions set forth in FASB ASC Topic 944, the value of separate account liabilities is set to equal the fair value of the separate account assets.

(2)           Excludes $1,814.1 million, primarily related to investment purchases payable, net of investment sales receivable, that are not subject to FASB ASC Topic 820.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The following table presents the Company’s categories for its liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Liabilities
Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$-	$-	$2,245	$2,245
Guaranteed minimum accumulation benefit liability	-	-	49	49
Derivatives embedded in reinsurance contracts	-	41,272	-	41,272
Fixed index annuities	-	-	131,608	131,608
Total other policy liabilities	-	41,272	133,902	175,174

Derivative instruments – payable:
Interest rate contracts	-	329,214	-	329,214
Foreign currency contracts	-	3,878	-	3,878
Credit contracts	-	-	27,341	27,341
Futures contracts	1,590	-	-	1,590
Total derivative instruments – payable	1,590	333,092	27,341	362,023

Other liabilities:
Bank overdrafts	61,227	-	-	61,227

Total liabilities measured at fair value on a recurring basis	$62,817	$374,364	$161,243	$598,424

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The following table presents the Company’s categories for its assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$952	$37	$989
Residential mortgage-backed securities	-	47,701	-	47,701
Commercial mortgage-backed securities	-	14,150	1,930	16,080
Foreign government & agency securities	-	760	-	760
U.S. treasury and agency securities	39,131	-	-	39,131
Corporate securities	-	1,062,919	7,936	1,070,855
Total available-for-sale fixed maturity securities	39,131	1,126,482	9,903	1,175,516

Trading fixed maturity securities:
Asset-backed securities	-	355,613	111,650	467,263
Residential mortgage-backed securities	-	886,340	154,551	1,040,891
Commercial mortgage-backed securities	-	624,845	14,084	638,929
Foreign government & agency securities	-	67,925	15,323	83,248
U.S. treasury and agency securities	503,123	34,407	-	537,530
Corporate securities	-	8,254,775	107,886	8,362,661
Total trading fixed maturity securities	503,123	10,223,905	403,494	11,130,522

Derivative instruments - receivable	14,922	235,484	8,821	259,227
Other invested assets	20,242	206	-	20,448
Short-term investments	1,267,311	-	-	1,267,311
Cash and cash equivalents	1,804,208	-	-	1,804,208
Total investments and cash	3,648,937	11,586,077	422,218	15,657,232

Other assets:
Separate account assets (1) (2)	18,045,908	5,233,602	547,841	23,827,351

Total assets measured at fair value on a recurring basis	$21,694,845	$16,819,679	$970,059	$39,484,583

(1)	Pursuant to the conditions set forth in FASB ASC Topic 944, the value of separate account liabilities is set to equal the fair value of the separate account assets.

(2)	Excludes $501.0 million, primarily related to investment purchases payable, net of investment sales receivable, that are not subject to FASB ASC Topic 820.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The following table presents the Company’s categories for its liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Liabilities
Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$-	$-	$168,786	$168,786
Guaranteed minimum accumulation benefit liability	-	-	81,669	81,669
Derivatives embedded in reinsurance contracts	-	15,035	-	15,035
Fixed index annuities	-	-	140,966	140,966
Total other policy liabilities	-	15,035	391,421	406,456

Derivative instruments – payable	5,256	533,305	34,349	572,910

Other liabilities:
Bank overdrafts	60,037	-	-	60,037

Total liabilities measured at fair value on a recurring basis	$65,293	$548,340	$425,770	$1,039,403

Assets Measured at Fair Value on a Nonrecurring Basis

The following table presents the Company’s categories for its assets measured at fair value on a nonrecurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total Fair Value	Total Gains (Losses)
Asset
VOCRA	$-	$-	$5,766	$5,766	$(2,600)

At December 31, 2009, the Company determined that the VOCRA asset was impaired and recorded an impairment charge of $2.6 million.  The impairment charge was allocated to the Group Protection segment.  The fair value of VOCRA was calculated as the sum of the undiscounted cash flows the Company expects to realize, based on the segment’s anticipated long-term profit margins.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments that are measured at fair value on a recurring basis are summarized below:

Fixed maturity securities:  The Company determines the fair value of its publicly traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model or independent broker quotations.  ABS and RMBS are priced using models and independent broker quotations.  CMBS securities are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using models which take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities are also priced using market prices or broker quotes.

Derivative instruments - receivables and payables:  The fair values of swaps are based on current settlement values, dealer quotes and market prices.  Fair values for options and futures are also based on dealer quotes and market prices.  The Company uses credit valuation adjustments (“CVAs”) to properly reflect the component of fair value of certain derivative instruments that arise from default risk.  CVAs are based on a methodology that primarily uses published credit default swap spreads as a key input in determining an implied level of expected loss over the total life of the derivative contract.  When this information is not available, the Company also may utilize credit spreads implied from published bond yields or published cumulative default experience data adjusted for current trends.  CVAs may be calculated based on the credit risk of counterparties for asset positions or the Company's own credit risk for liability positions.  The CVAs also take into account contractual factors designed to reduce the Company’s credit exposure to each counterparty, such as collateral and legal rights of offset.

Other invested assets:  This financial instrument primarily consists of equity securities.  The fair value of the Company’s equity securities is first based on quoted market prices.  Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price the equity securities for which the quoted market price is not available.

Cash, cash equivalents and short-term investments:  The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Separate accounts, assets and liabilities:  The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Fair Value Hierarchy (continued)

Other policy liabilities:  The fair values of S&P 500 Index and other equity-linked embedded derivatives are produced using standard derivative valuation techniques.  Guaranteed minimum accumulation benefit (“GMAB”) or guaranteed minimum withdrawal benefit (“GMWB”) are considered to be derivatives under FASB ASC Topic 815 and are included in contractholder deposit funds and other policy liabilities in the Company’s consolidated balance sheets.  Consistent with the provisions of FASB ASC Topic 820, the Company incorporates risk margins and the Company’s own credit standing, as well as changes in assumptions regarding policyholder behavior, in the calculation of the fair value of embedded derivatives.

Other liabilities:  This financial instrument consists of issued checks and transmitted wires that have not been cashed and processed in the Company’s bank accounts as of the end of the reporting period.  The fair value of other liabilities is consistent with the method used in calculating the fair value of cash and cash equivalents, as described above.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for assets which are categorized as Level 3 for the year ended December 31, 2010:

Assets	Beginning balance	Total realized and unrealized gains (losses)		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3 (2)	Ending balance	Change in unrealized gains (losses) included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Available-for-sale fixed maturity securities:
Asset-backed securities	$ 37	$ (40)	$ 14	$ -	$ -	$ 11	$ -
Residential mortgage-backed securities	-	-	-	-	-	-	-
Commercial mortgage-backed securities	1,930	(472)	589	-	-	2,047	-
Foreign government & agency securities	-	-	-	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	7,936	(23)	53	(6,831)	-	1,135	-
Total available-for-sale fixed maturity securities	9,903	(535)	656	(6,831)	-	3,193	-

Trading fixed maturity securities:
Asset-backed securities	111,650	26,351	-	(38,060)	(9,090)	90,851	28,061
Residential mortgage-backed securities	154,551	11,159	-	(34,087)	(42,904)	88,719	24,255
Commercial mortgage-backed securities	14,084	1,833	-	66,950	(696)	82,171	3,334
Foreign government & agency securities	15,323	(1,533)	-	-		13,790	65
U.S. states and political subdivisions securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	(13)	-	(232)	1,346	1,101	21
Corporate securities	107,886	4,805	-	(11,997)	31,862	132,556	5,111
Total trading fixed maturity securities	403,494	42,602	-	(17,426)	(19,482)	409,188	60,847

Derivative instruments – receivable:
Interest rate contracts	-	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-	-
Equity contracts	8,821	-	-	4,964	-	13,785	-
Futures contracts	-	-	-	-	-	-	-
Total derivative instruments– receivable	8,821	-	-	4,964	-	13,785	-

Other invested assets	-	(50)	900	7,493	-	8,343	(50)
Short-term investments	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-
Total investments and cash	422,218	42,017	1,556	(11,800)	(19,482)	434,509	60,797

Separate account assets:
Mutual fund investments	-	-	-	-	-	-	-
Equity investments	7	-	-	(7)	-	-	-
Fixed income investments	276,530	(11,998)	-	(91,989)	(116,220)	56,323	(4,607)
Alternative investments	267,196	12,671	-	30,021	(16,634)	293,254	12,341
Other investments	4,108	-	-	-	(4,108)	-	-
Total separate account assets (1)	547,841	673	-	(61,975)	(136,962)	349,577	7,734

Total assets measured at fair value on a recurring basis	$ 970,059	$ 42,690	$ 1,556	$ (73,775)	$ (156,444)	$ 784,086	$ 68,531

(1)
The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(2)	Transfers in and/or (out) of level 3 during the year ended December 30, 2010 are primarily attributable to changes in the observability of inputs used to price the securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for liabilities which are categorized as Level 3 for the year ended December 31, 2010:

Liabilities	Beginning balance	Total realized and unrealized (gains) losses		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3	Ending balance	Change in unrealized (gains) losses included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income

Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$ 168,786	$ (319,563)	$ -	$ 153,022	$ -	$ 2,245	$ (314,652)
Guaranteed minimum accumulation benefit liability	81,669	(104,831)	-	23,211	-	49	(103,091)
Derivatives embedded in reinsurance contracts	-	-	-	-	-	-	-
Fixed index annuities	140,966	(13,153)	-	3,795	-	131,608	20,397
Total other policy liabilities	391,421	(437,547)	-	180,028	-	133,902	(397,346)

Derivative instruments – payable:
Interest rate contracts	-	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-	-
Credit contracts	34,349	(7,008)	-	-	-	27,341	(7,008)
Futures	-	-	-	-	-	-	-
Total derivative instruments – payable	34,349	(7,008)	-	-	-	27,341	(7,008)

Other liabilities:
Bank overdrafts	-	-	-	-	-	-	-

Total liabilities measured at fair value on a recurring basis	$ 425,770	$ (444,555)	$ -	$ 180,028	$ -	$ 161,243	$ (404,354)

Gains and losses related to Level 3 assets and liabilities, included in the Company’s consolidated statements of operations for the year ended December 31, 2010, are reported as follows:

	Total gains (losses) included in earnings	Change in unrealized gains (losses) related to assets and liabilities still held at the reporting date
Net investment income	$42,552	$60,797
Net derivative gains	444,555	404,354
Net realized investment losses, excluding impairment losses on available-for-sale securities	(535)	-
Net gains	$486,572	$465,151

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for assets which are categorized as Level 3 for the year ended December 31, 2009:

Assets	Beginning balance	Total realized and unrealized gains (losses)		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3 (2)	Ending balance	Change in unrealized gains (losses) included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Available-for-sale fixed maturity securities:
Asset-backed securities	$ -	$ (54)	$ 15	$ -	$ 76	$ 37	$ -
Collateralized mortgage obligations	3,046	-	-	-	(3,046)	-	-
Residential mortgage-backed securities	-	-	-	-	-	-	-
Commercial mortgage-backed securities	1,420	(197)	(920)	-	1,627	1,930	-
Foreign government & agency securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	7,888	300	1,786	(761)	(1,277)	7,936	-
Total available-for-sale fixed maturity securities	12,354	49	881	(761)	(2,620)	9,903	-

Trading fixed maturity securities:
Asset-backed securities	145,267	21,788	-	(6,261)	(49,144)	111,650	72,403
Collateralized mortgage obligations	116,572	-	-	-	(116,572)	-	-
Residential mortgage-backed securities	-	7,921	-	(17,036)	163,666	154,551	60,617
Commercial mortgage-backed securities	200,414	(10,157)	-	(119)	(176,054)	14,084	1,897
Foreign governments & agency securities	9,200	(37)	-	-	6,160	15,323	1,474
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	134,505	15,520	-	(3,884)	(38,255)	107,886	27,850
Total trading fixed maturity securities	605,958	35,035	-	(27,300)	(210,199)	403,494	164,241

Derivative instruments – receivable	2,668	281	-	5,872	-	8,821	281
Other invested assets	-	-	-	-	-	-	-
Short-term investments	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-
Total investments and cash	620,980	35,365	881	(22,189)	(212,819)	422,218	164,522

Other assets:
Separate account assets (1)	801,873	39,974	-	(249,503)	(44,503)	547,841	139,634

Total assets measured at fair value on a recurring basis	$1,422,853	$ 75,339	$ 881	$ (271,692)	$ (257,322)	$ 970,059	$ 304,156

(1)
The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(2)	Transfers in and/or (out) of level 3 during the year ended December 31, 2009 are primarily attributable to changes in the observability of inputs used to price the securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

The following table shows a reconciliation of the beginning and ending balances for liabilities which are categorized as Level 3 for the year ended December 31, 2009:

Liabilities	Beginning balance	Total realized and unrealized (gains) losses		Purchases, issuances, and settlements (net)	Transfers in and/or (out) of level 3	Ending balance	Change in unrealized (gains) losses included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income

Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$ 335,612	$ (242,898)	$ -	$ 76,072	$ -	$ 168,786	$ (231,274)
Guaranteed minimum accumulation benefit liability	358,604	(298,788)	-	21,853	-	81,669	(290,795)
Derivatives embedded in reinsurance contracts	-	-	-	-	-	-	-
Fixed index annuities	106,619	11,703	-	22,644	-	140,966	16,622
Total other policy liabilities	800,835	(529,983)	-	120,569	-	391,421	(505,447)

Derivative instruments – payable	42,066	(7,717)	-	-	-	34,349	(7,717)

Other liabilities:
Bank overdrafts	-	-	-	-	-	-	-
Total liabilities measured at fair value on a recurring basis	$ 842,901	$ (537,700)	$ -	$ 120,569	$ -	$ 425,770	$ (513,164)

Gains and losses related to Level 3 assets and liabilities, included in the Company’s consolidated statements of operations for the year ended December 31, 2009, are reported as follows:

	Total gains (losses) included in earnings	Change in unrealized gains (losses) related to assets and liabilities still held at the reporting date
Net investment income	$35,035	$164,241
Net derivative income	537,981	513,445
Net realized investment gains, excluding impairment losses on available-for-sale securities	49	-
Net gains	$573,065	$677,686

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

The Company determines transfers between levels based on the fair value of each security as of the beginning of the reporting period.

During the year ended December 31, 2010, the Company transferred the following assets into (out of) Levels 1, 2 and 3:

	Level 1 Transfers		Level 2 Transfers		Level 3 Transfers
	Into	(Out of)	Into	(Out of)	Into	(Out of)
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$ -	$ -	$ -	$	$ -	$ -
Residential mortgage-backed securities	-	-	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-
Corporate securities	-	-	-	-	-	-
Total available-for-sale fixed maturity securities	-	-	-	-	-	-

Trading fixed maturity securities:
Asset-backed securities	-	-	44,458	(35,368)	35,368	(44,458)
Residential mortgage-backed securities	-	-	79,192	(36,288)	36,288	(79,192)
Commercial mortgage-backed securities	-	-	696	-	-	(696)
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-	-	-
U.S. treasury and agency securities		(1,346)	-	-	1,346	-
Corporate securities	-	-	32,579	(64,441)	64,441	(32,579)
Total trading fixed maturity securities	-	(1,346)	156,925	(136,097)	137,443	(156,925)

Derivative instruments – receivable:
Interest rate contracts	-	-	-	-	-	-
Foreign currency contracts	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-
Futures contracts	-	-	-	-	-	-
Total derivative instruments – receivable	-	-	-	-	-	-

Separate account assets:
Mutual fund investments	-	-	-	-	-	-
Equity investments	-	-	-	-	-	-
Fixed income investments	-	-	116,220	-	-	(116,220)
Alternative investments	14,221	-	2,968	(555)	555	(17,189)
Other investments	4,108	-	-	-	-	(4,108)
Total separate account assets	18,329	-	119,188	(555)	555	(137,517)

Total assets measured at fair value on a recurring basis	$ 18,329	$ (1,346)	$ 276,113	$ (136,652)	$ 137,998	$ (294,442)

The Company did not change the categorization of its financial instruments during the year ended December 31, 2010.  The transfers into (out of) Level 2 and Level 3 were primarily due to changes in the level of observability of inputs used to price these securities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. FAIR VALUE MEASUREMENT (CONTINUED)

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825 requires disclosure of the fair value of certain financial instruments including those that are not carried at fair value. FASB ASC Topic 825 also excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the Company’s financial instruments whose carrying amounts and estimated fair values may differ at:

	December 31, 2010		December 31, 2009
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Mortgage loans	$ 1,737,528	$ 1,811,567	$ 1,911,961	$ 1,937,199
Policy loans	$ 717,408	$ 859,668	$ 722,590	$ 837,029

Financial liabilities:
Contractholder deposit funds and other policy liabilities	$ 11,944,058	$ 11,490,525	$ 14,104,892	$ 13,745,774
Debt payable to affiliates	$ 783,000	$ 783,000	$ 883,000	$ 883,000

The following methods and assumptions were used by the Company in determining the estimated fair value of the above financial instruments:

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

Mortgage loans:  The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans:  The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Contractholder deposit funds and other policy liabilities:  The fair values of the Company’s general account insurance reserves and contractholder deposits under investment-type contracts (e.g., insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Debt payable to affiliates:  The fair value of notes payable and other borrowings is based on future cash flows discounted at the stated interest rate, considering all appropriate terms of the related agreements.  Due to certain provisions included in such agreements, whereby the issuer of the notes has the ability to call each note at par with appropriate approvals, the fair value is equal to par value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

6. NET REALIZED INVESTMENT GAINS (LOSSES)

The Company’s net realized investment gains (losses) on available-for-sale fixed maturity securities and other investments, excluding OTTI losses on fixed maturity securities, consisted of the following for the years ended December 31:

	2010	2009	2008

Fixed maturity securities	$ 34,409	$ 2,912	$ 2,162
Mortgage loans	(10,327)	(43,148)	538
Real estate	2	-	431
Other invested assets	(170)	1,289	175
Sales of previously impaired assets	3,037	2,272	495

Net realized investment gains (losses) from continuing operations	$ 26,951	$ (36,675)	$ 3,801
Net realized investment gains from discontinued operations	$ -	$ -	$ 178

7. NET INVESTMENT INCOME (LOSS)

The Company’s net investment income (loss) consisted of the following for the years ended December 31:

	2010	2009	2008

Trading fixed maturity securities: Interest and other income	$ 713,960	$ 822,599	$ 859,252
Change in fair value and net realized gains (losses)	606,946	1,736,975	(2,958,739)
Mortgage loans	108,555	121,531	134,279
Real estate	8,645	7,735	8,575
Policy loans	45,054	44,862	44,601
Income ceded under funds-withheld reinsurance agreements	(75,643)	(139,168)	(63,513)
Other	4,150	3,948	23,841
Gross investment income (loss)	1,411,667	2,598,482	(1,951,704)
Less: Investment expenses	21,457	16,175	18,664
Net investment income (loss) from continuing operations	$ 1,390,210	$ 2,582,307	$ (1,970,368)
Net investment loss from discontinued operations	$ -	$ (24,956)	$ (180,533)

Ceded investment income on funds-withheld reinsurance portfolios is included as a component of net investment income (loss) and is accounted for consistent with the policies discussed in Note 1 of the Company’s consolidated financial statements.  The ceded investment income relates to the funds-withheld reinsurance agreement between the Company and certain affiliates and is further discussed in Note 8 to the Company’s consolidated financial statements.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to its policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability from this contingency is unlikely.

The effects of the Company’s reinsurance agreements in the consolidated statements of operations were as follows:

	For the Years Ended December 31,
	2010	2009	2008

Revenues:
Premiums and annuity considerations:
Direct	$94,869	$86,671	$67,938
Assumed	47,616	52,856	58,961
Ceded	(6,310)	(5,281)	(4,166)
Net premiums and annuity considerations from continuing operations	$136,175	$134,246	$122,733
Net premiums and annuity considerations related to discontinued operations	$-	$-	$-

Net investment income (loss):
Direct	$1,465,853	$2,721,475	$(1,906,855)
Assumed	-	-	-
Ceded	(75,643)	(139,168)	(63,513)
Net investment income (loss) from continuing operations	$1,390,210	$2,582,307	$(1,970,368)
Net investment loss related to discontinued operations	$-	$(24,956)	$(180,533)

Fee and other income:
Direct	$676,670	$581,868	$608,066
Assumed	-	-	-
Ceded	(165,643)	(196,032)	(158,075)
Net fee and other income from continuing operations	$511,027	$385,836	$449,991
Net fee and other income related to discontinued operations	$-	$(49,947)	$114,762

Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. REINSURANCE (CONTINUED)

	For the Years Ended December 31,
	2010	2009	2008

Benefits and expenses:
Interest credited:
Direct	$491,090	$472,275	$601,435
Assumed	6,879	7,801	8,484
Ceded	(96,121)	(94,308)	(78,643)
Net interest credited from continuing operations	$401,848	$385,768	$531,276
Net interest credited related to discontinued operations	$-	$34,216	$30,350

Policyowner benefits:
Direct	$409,907	$265,021	$482,737
Assumed	26,189	38,313	42,662
Ceded	(196,302)	(192,895)	(134,306)
Net policyowner benefits from continuing operations	$239,794	$110,439	$391,093
Net policyowner benefits related to discontinued operations	$-	$13,267	$52,424

Other operating expenses:
Direct	$333,850	$282,502	$268,253
Assumed	5,079	6,129	5,386
Ceded	(20,759)	(40,475)	(11,820)
Net other operating expenses from continuing operations	$318,170	$248,156	$261,819
Net other operating expenses related to discontinued operations	$-	$10,436	$27,527

A brief discussion of the Company’s significant reinsurance agreements by business segment follows.  (See Note 16 for additional information on the Company’s business segments.)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. REINSURANCE (CONTINUED)

Wealth Management Segment

The Wealth Management segment manages a closed block of SPWL insurance policies, a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of the SPWL product in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of $1.5 billion at both December 31, 2010 and 2009.  This entire block of business is reinsured on a funds-withheld coinsurance basis with SLOC, an affiliate.  Pursuant to this agreement, the Company held the following assets and liabilities at December 31:

	2010	2009
Assets Reinsurance receivables	$1,466,247	$1,540,697

Liabilities Contractholder deposit funds and other policy liabilities	1,478,459	1,493,145
Future contract and policy benefits	1,823	2,104
Reinsurance payable	$1,555,336	$1,603,711

The funds-withheld assets of $1.6 billion and $1.5 billion at December 31, 2010 and 2009, respectively, are comprised of bonds, mortgage loans, policy loans, derivative instruments, and cash and cash equivalents that are managed by the Company.  The fair value of the embedded derivative increased (reduced) contractholder deposit funds and other policy liabilities by $14.0 million and $(10.6) million at December 31, 2010 and 2009, respectively.  The change in the fair value of this embedded derivative (decreased) increased derivative income by $(24.6) million, $(120.0) million, and $130.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

By reinsuring the SPWL product, the Company reduced net investment income by $49.9 million, $126.6 million and $60.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The Company also reduced interest credited by $71.5 million, $73.9 million and $74.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. REINSURANCE (CONTINUED)

Individual Protection Segment

The following are the Company’s significant reinsurance agreements that impact the Individual Protection segment.

On February 11, 2009, the Company received regulatory approval and entered into a reinsurance agreement with BarbCo 3, an affiliate, to cede all of the risks associated with certain in-force corporate and bank-owned variable universal life and private placement variable universal life policies on a combination coinsurance, coinsurance with funds-withheld and a modified coinsurance basis.  Future new business will also be ceded under this agreement.

Effective January 1, 2010, the Company and BarbCo 3 amended the agreement to include coverage of certain corporate and bank-owned variable universal life and private placement variable universal life insurance cases sold between December 31, 2009 and March 31, 2010, inclusive.  Reinsurance coverage continued for all cases sold prior to April 1, 2010.  However, cases sold on or after April 1, 2010 have not been reinsured.  This amendment also enabled the Company to discontinue reinsuring a portion of the covered business that was previously reinsured on a modified coinsurance basis, effective April 1, 2010.  The discontinuance of the business reinsured on a modified coinsurance basis did not have a material impact on the Company’s consolidated financial statements.

At the inception of the transaction, BarbCo 3 paid an initial ceding commission to the Company of $41.5 million and the Company recorded a reinsurance payable and related reinsurance receivable of $370.7 million and $329.2 million, respectively.  The reinsurance payable included a funds-withheld liability of $247.9 million and a deferred gain of $122.8 million.  Pursuant to this agreement, the Company held the following assets and liabilities at:

	December 31,	December 31,
	2010	2009
Assets Reinsurance receivable	$419,684	$422,486

Liabilities Contractholder deposit funds and other policy liabilities	465,035	466,899
Reinsurance payable	$432,160	$430,528

Reinsurance payable includes a funds-withheld liability of $326.9 million and $307.8 million at December 31, 2010 and 2009, respectively, and a deferred gain of $105.3 million and $118.9 million at December 31, 2010 and 2009, respectively.  The funds-withheld assets are comprised of bonds, policy loans, and cash and cash equivalents that are managed by the Company.  The funds-withheld coinsurance agreement gives rise to an embedded derivative which is required to be separated from the host reinsurance contract.  At December 31, 2010 and 2009, the fair value of the embedded derivative increased contractholder deposit funds and other policy liabilities by $24.1 million and $26.3 million, respectively.

The change in fair value of the embedded derivative increased (reduced) derivative income by $2.2 million and $(26.3) million for the years ended December 31, 2010 and 2009, respectively.  In addition, during the years ended December 31, 2010 and 2009, the reinsurance agreement reduced revenues by $24.3 million and $43.8 million, respectively, and decreased expenses by $56.2 million and $38.4 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. REINSURANCE (CONTINUED)

Individual Protection Segment (continued)

Effective December 31, 2007, the Company’s subsidiary, SLNY, entered into a funds-withheld reinsurance agreement with SLOC under which SLOC will fund AXXX reserves, attributable to certain universal life (“UL”) policies sold by SLNY.  Under this agreement SLNY ceded, and SLOC assumed, on a funds-withheld 90% coinsurance basis certain in-force policies at December 31, 2007.  Future new business will also be reinsured under this agreement.  Pursuant to this agreement, SLNY held the following assets and liabilities at December 31:

	2010	2009
Assets Reinsurance receivable	$133,088	$103,802

Liabilities Contractholder deposit funds and other policy liabilities	104,795	84,606
Future contract and policy benefits	21,662	10,518
Reinsurance payable	$225,387	$182,000

Reinsurance payable includes a funds-withheld liability of $172.8 million and $128.4 million at December 31, 2010 and 2009, respectively; and a deferred gain of $52.6 million and $50.3 million at December 31, 2010 and 2009, respectively.  The funds-withheld assets comprised of trading fixed maturity securities and mortgage loans are being managed by the Company.  The coinsurance treaty with funds-withheld gives rise to an embedded derivative requiring that it be separated from the host reinsurance contract.  The fair value of the embedded derivative increased (decreased) contractholder deposit funds and other policy liabilities by $3.2 million and $(0.7) million at December 31, 2010 and 2009, respectively.

The change in the fair value of this embedded derivative (decreased) increased derivative income by $(3.9) million, $(11.3) million, and $12.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.  In addition, the activities related to the reinsurance agreement have decreased revenues by $31.0 million, $29.0 million and $9.7 million, and decreased expenses by $28.0 million, $20.9 million and $11.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company has other reinsurance agreements with SLOC and several unrelated companies, which provide reinsurance for portions of the net-amount-at-risk under certain individual variable universal life, individual private placement variable universal life, bank owned life insurance (“BOLI”) and corporate owned life insurance (“COLI”) policies.  These amounts are reinsured on a monthly renewable term, a yearly renewable term or a modified coinsurance basis.  These other agreements decreased revenues by approximately $134.7 million, $173.9 million and $145.4 million and reduced expenses by approximately $140.1 million, $168.5 million and $128.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Group Protection Segment

SLNY has several agreements with unrelated companies whereby the unrelated companies reinsure the mortality and morbidity risks of certain of SLNY’s group contracts.

SLNY also has a reinsurance agreement, effective May 31, 2007, to assume the net risks of SLHIC’s New York issued contracts.  At December 31, 2010 and 2009, SLNY held policyholder liabilities of $28.6 million and $30.3 million, respectively, related to this agreement.  In addition, the reinsurance agreement increased revenues by $47.6 million, $52.9 million and $59.0 million for the years ended December 31, 2010, 2009 and 2008, respectively, and increased expenses by $31.2 million, $44.3 million and $48.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9.  RETIREMENT PLANS

Effective December 31, 2009, the Company transferred all of its employees to an affiliate, Sun Life Services, with the exception of 28 employees who were transferred to SLFD, another affiliate.  As a result of this transaction, the Company transferred pension and other employee benefit liabilities, accumulated other comprehensive income related to pension and other postretirement plans, and cash to Sun Life Services.  Concurrent with this transaction, Sun Life Services became the sponsor of the retirement plans described below.  The employee transfer did not change the provisions of the related retirement plans.  The annual cost of these benefits to the Company is allocated and charged to the Company in a manner consistent with the allocation of employee compensation expenses.

Prior to the December 31, 2009 employee transfer and the December 31, 2008 plans merger described below, the Company sponsored three non-contributory defined benefit pension plans for its employees and certain affiliated employees.  These plans were the staff qualified pension plan (“staff pension plan”), the agents’ qualified pension plan (“agents’ pension plan”) and the staff nonqualified pension plan (“UBF plan”) (collectively, the “Pension Plans”).  Expenses were allocated to participating companies based in a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the staff pension plan was to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 (“ERISA”).  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

Effective December 31, 2008, the agents’ pension plan was merged into the staff pension plan. The plan merger resulted in a transfer from the agents’ pension plan to the staff pension plan of a projected benefit obligation of $8.8 million and plan assets of $28.3 million. The plan merger did not change the provisions of the agents’ pension plan.

Prior to the December 31, 2009 employee transfer, the Company sponsored a postretirement benefit plan for its employees and certain affiliated employees providing certain health, dental and life insurance benefits for retired employees and dependents (the “Other Post Retirement Benefit Plan”).  Expenses were allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

On September 29, 2006, the FASB issued ASC Topic 715, which requires recognition of the overfunded or underfunded status of pension and other postretirement benefit plans on the balance sheet.  The measurement date – the date at which the benefit obligation and plan assets are measured – is required to be the Company's fiscal year-end.  The Company adopted the balance sheet recognition provisions of FASB ASC Topic 715 at December 31, 2006 and adopted the year end measurement date provisions effective January 1, 2008.  The adoption of the year-end measurement date provisions resulted in a net of tax cumulative-effect decrease of $0.3 million to the Company’s January 1, 2008 other comprehensive income (“OCI”).

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. RETIREMENT PLANS (CONTINUED)

The following tables set forth the change in the Pension Plans’ and the Other Post Retirement Benefit Plan’s projected benefit obligations and assets, as well as information on the plans’ funded status at December 31, 2009:

	Pension Plans	Other Post Retirement Benefit Plan
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 270,902	$ 49,112
Effect of eliminating early measurement date	-	-
Service cost	2,597	1,754
Interest cost	17,434	3,218
Actuarial loss	17,861	2,344
Benefits paid	(11,066)	(2,095)
Plan amendments	-	(803)
Federal subsidy	-	121
Transfer to Sun Life Services	(297,728)	(53,651)
Projected benefit obligation at end of year	$ -	$ -

	Pension Plans	Other Post Retirement Benefit Plan
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 195,511	$ -
Effect of eliminating early measurement date	-	-
Employer contributions	6,500	2,095
Other	1,547	-
Actual return on plan assets	49,375	-
Benefits paid	(11,066)	(2,095)
Transfer to Sun Life Services	(241,867)	-
Fair value of plan assets at end of year	$ -	$ -

	Pension Plans	Other Post Retirement Benefit Plan
Information on the funded status of the plan:
Funded status	$ -	$ -
Accrued benefit cost	$ -	$ -

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9.  RETIREMENT PLANS (CONTINUED)

The Pension Plans were underfunded at December 31, 2008.  The following table provides information on the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31:

Pension Plans
2008
Projected benefit obligations	$ 270,902
Accumulated benefit obligation	263,142
Plan assets	195,511

Amounts recognized in the Company’s consolidated balance sheets for the Pension Plans and the Other Post Retirement Benefit Plan consist of the following, as of December 31:

	Pension Plans	Other Post Retirement Benefit Plan
	2008	2008
Other assets	$ -	$ -
Other liabilities	(75,391)	(49,112)
	$ (75,391)	$ (49,112)

Amounts recognized in the Company’s AOCI consist of the following:

	Pension Plans 2008	Other Post Retirement Benefit Plan 2008

Net actuarial loss	$ 86,528	$ 5,563
Prior service cost (benefit)	4,109	(3,890)
Transition asset	(3,589)	-
	$ 87,048	$ 1,673

The following table sets forth the effect on retained earnings and AOCI of eliminating the early measurement date:

	Pension Plans 2008	Other Post Retirement Benefit Plan 2008
Retained earnings	$ (1,346)	$ 1,334

Amounts amortized from AOCI:
Amortization of actuarial loss (gain)	198	(229)
Amortization of prior service (cost) credit	(83)	132
Amortization of transition asset	524	-
Total amortization from AOCI	$ 639	$ (97)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic benefit cost and the Company’s share of net periodic benefit costs related to the Pension Plans and the Other Post Retirement Benefit Plan for the years ended December 31:

	Pension Plans		Other Post Retirement Benefit Plan
	2009	2008	2009	2008
Components of net periodic cost (benefit):
Service cost	$ 2,597	$ 3,520	$ 1,754	$ 1,616
Interest cost	17,434	16,617	3,218	3,332
Expected return on plan assets	(15,111)	(22,972)	-	-
Amortization of transition obligation asset	(2,093)	(2,093)	-	-
Amortization of prior service cost	337	337	(529)	(529)
Recognized net actuarial loss (gain)	2,782	(792)	382	916
Net periodic cost (benefit)	$ 5,946	$ (5,383)	$ 4,825	$ 5,335

The Company’s share of net periodic cost (benefit)	$ 5,946	$ (5,383)	$ 3,926	$ 4,638

For the year ended December 31, 2010, Sun Life Services allocated to the Company costs of $3.1 million and $4.4 million for the Pension Plans and Other Post Retirement Benefit Plan, respectively.

The following table shows changes in the Company’s AOCI related to the Pension Plans and the Other Post Retirement Benefit Plan for the following years:

	Pension Plans		Other Post Retirement Benefit Plan
	2009	2008	2009	2008
Net actuarial (gain) loss arising during the year	$ (16,402)	$ 107,641	$ 2,344	$ (6,729)
Net actuarial (loss) gain recognized during the year	(2,782)	792	(382)	(916)
Prior service cost arising during the year	-	-	(803)	-
Prior service cost recognized during the year	(337)	(337)	529	529
Transition asset recognized during the year	2,093	2,093	-	-
Transition asset arising during the year	-	-	-	-
Total recognized in AOCI	(17,428)	110,189	1,688	(7,116)
Tax effect	6,100	(38,566)	(591)	2,491
Total recognized in AOCI, net of tax	$ (11,328)	$ 71,623	$ 1,097	$ (4,625)

Total recognized in net periodic (benefit) cost and other comprehensive (loss) income, net of tax	$ (7,463)	$ 68,124	$ 3,648	$ (1,610)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. RETIREMENT PLANS (CONTINUED)

Effective December 31, 2009, the Company transferred to Sun Life Services the following AOCI related to the Pension Plans and the Other Post Retirement Benefit Plan:

	Pension Plans	Other Post Retirement Benefit Plan	Total
Transfer of actuarial loss to affiliate	$ (67,343)	$ (7,525)	$ (74,868)
Transfer of prior service (cost)/credit to affiliate	(3,772)	4,164	392
Transfer of transition asset to affiliate	1,495	-	1,495
Total AOCI transferred to affiliate	(69,620)	(3,361)	(72,981)
Tax effect	24,367	1,176	25,543
Total AOCI, net of tax, transferred to affiliate	$ (45,253)	$ (2,185)	$ (47,438)

Assumptions

Weighted average assumptions used to determine benefit obligations for the Pension Plans and the Other Post Retirement Benefit Plan were as follows:

	Pension Plans		Other Post Retirement Benefit Plan
	2009	2008	2009	2008
Discount rate	6.10%	6.50%	6.10%	6.50%
Rate of compensation increase	3.75%	3.75%	n/a	n/a

Weighted average assumptions used to determine net (benefit) cost for the Pension Plans and the Other Post Retirement Benefit Plan were as follows:

	Pension Plans		Other Post Retirement Benefit Plan
	2009	2008	2009	2008
Discount rate	6.50%	6.35%	6.50%	6.35%
Expected long term return on plan assets	7.75%	8.00%	n/a	n/a
Rate of compensation increase	3.75%	4.00%	n/a	n/a

The expected long-term rate of return on plan assets is calculated by taking the weighted average return expectations based on the long-term return expectations and investment strategy, adjusted for the impact of rebalancing.  The difference between actual and expected returns is recognized as a component of unrecognized gains/losses, which is recognized over the average remaining lifetime of inactive participants or the average remaining service lifetime of active participants in the plan, as provided by accounting standards.

In order to measure the Other Post Retirement Benefit Plan’s obligation for 2008, the Company assumed a 8.5% annual rate of increase in the per capita cost of covered healthcare benefits.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. RETIREMENT PLANS (CONTINUED)

Plan Assets

The asset allocation for the Company’s pension plans assets for 2008 measurement, by asset category, was as follows:

Asset Category	Percentage of Plan Assets
Equity Securities	54%
Debt Securities	30%
Commercial Mortgages	16%
Total	100%

Cash Flow

The Company contributed $6.5 million and $1.5 million to the staff pension plan and the UBF plan in 2009, respectively.

Savings and Investment Plan

Effective December 31, 2009, Sun Life Services sponsors a savings plan that qualifies under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) and in which substantially all employees of at least age 21 are eligible to participate at date of hire.  Prior to December 31, 2009, the Company sponsored the 401(k) Plan.  Employee contributions, up to specified amounts, are matched by Sun Life Services under the 401(k) Plan.

The 401(k) Plan also includes a retirement investment account that qualifies under Section 401(a) of the Internal Revenue Code (the “RIA”).  Sun Life Services contributes a percentage of the participant’s eligible compensation determined under the following chart based on the sum of the participant’s age and service on January 1 of the applicable plan year.

Age Plus Service	Company Contribution
Less than 40	3%
At least 40 but less than 55	5%
At least 55	7%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. RETIREMENT PLANS (CONTINUED)

Savings and Investment Plan (Continued)

For RIA participants who are at least age 40 on January 1, 2006 and whose age plus service on January 1, 2006 equals or exceeds 45, the Company contributed to the RIA from January 1, 2006 through December 31, 2009 and Sun Life Services contributes to the RIA from January 1, 2010 through December 31, 2015, a percentage of the participant’s eligible compensation determined under the following chart based on the participant’s age and service on January 1, 2006.

	Service
Age	Less than 5 years	5 or more years
At least 40 but less than 43	3.0%	5.0%
At least 43 but less than 45	3.5%	5.5%
At least 45	4.5%	6.5%

The amount of the 2009 and 2008 employer contributions under the 401(k) Plan for the Company and its affiliates was $25.2 million and $22.7 million, respectively.  Amounts are allocated to affiliates based on their respective employees’ contributions.  The Company’s portion of the expense was $14.2 million and $18.1 million for the years ended December 31, 2009 and 2008, respectively. For the year ended December 31, 2010, Sun Life Services allocated $17.4 million to the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

10. FEDERAL INCOME TAXES

The Company accounts for current and deferred income taxes in the manner prescribed by FASB ASC Topic 740.  A summary of the components of income tax expense (benefit) in the consolidated statements of operations for the years ended December 31 is as follows:

	2010	2009	2008

Income tax expense (benefit):
Current	$ (78,166)	$ 40,092	$ (117,496)
Deferred	149,377	295,557	(698,447)

Total income tax expense (benefit) related to continuing operations	$ 71,211	$ 335,649	$ (815,943)
Total income tax expense (benefit) related to discontinued operations	$ -	$ 40,690	$ (43,040)

Federal income taxes attributable to the Company’s consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%.  The following is a summary of the differences between the expected income tax expense (benefit) at the prescribed U.S. federal statutory income tax rate and the total amount of income tax expense (benefit) that the Company has recorded.

	2010	2009	2008

Expected federal income tax expense (benefit)	$ 71,920	$ 424,261	$ (1,029,506)
Low income housing tax credits	(2,028)	(3,880)	(4,016)
Separate account dividends received deduction	(14,702)	(16,232)	(18,144)
Prior year adjustments/settlements	5,243	1,320	(7,279)
Valuation allowance-capital losses	-	(69,670)	69,670
Goodwill impairment	11,559	-	176,886
Adjustments to tax contingency reserves	305	1,605	(932)
Other items	(1,358)	(1,949)	(2,628)

Federal income tax expense (benefit)	70,939	335,455	(815,949)
State income tax expense	272	194	6

Total income tax expense (benefit) related to continuing operations	$ 71,211	$ 335,649	$ (815,943)
Total income tax expense (benefit) related to discontinued operations	$ -	$ 40,690	$ (43,040)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

10. FEDERAL INCOME TAXES (CONTINUED)

The net deferred tax asset represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of the Company’s net deferred tax asset as of December 31 were as follows:

	2010	2009
Deferred tax assets:
Actuarial liabilities	$ 155,285	$ 369,555
Tax loss carryforwards	347,172	240,035
Investments, net	188,110	354,208
Goodwill and other impairments	47,303	59,775
Other	74,218	71,726
Gross deferred tax assets	812,088	1,095,299
Valuation allowance	-	-
Total deferred tax assets	812,088	1,095,299

Deferred tax liabilities:
Deferred policy acquisition costs	(417,791)	(545,535)
Total deferred tax liabilities	(417,791)	(545,535)

Net deferred tax asset	$ 394,297	$ 549,764

Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company’s net deferred tax asset at December 31, 2010 and 2009 was comprised of gross deferred tax assets and gross deferred tax liabilities.  The gross deferred tax asset was primarily related to unrealized investment security losses, actuarial liabilities, and net operating loss (“NOL”) carryforwards, as well as a capital loss carryforward generated in 2010 and 2009.  At December 31, 2010, the Company’s had $958.2 million of NOL carryforwards and $33.7 million of capital loss carryforwards.  At December 31, 2009, the Company had $492.8 million of NOL carryforwards and $193.0 million of capital loss carryforwards.  If unutilized, the NOL and capital loss carryforwards will begin to expire in 2023 and 2014, respectively. The Company’s net deferred tax asset was $394.3 million and $549.8 million at December 31, 2010 and 2009, respectively.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

10. FEDERAL INCOME TAXES (CONTINUED)

The Company performs the required recoverability (realizability) test in terms of its ability to realize its recorded net deferred tax asset.  In making this determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations.  In projecting future taxable income and sources of capital gains, the Company utilizes historical and current operating results and incorporates assumptions including the amount of future federal and state pre-tax operating income, the reversal of temporary differences, and the implementation of prudent and feasible tax planning strategies.

During the year ended December 31, 2010, no valuation allowance was recorded against the deferred tax asset for investment losses.  During the year ended December 31, 2009, the Company released the cumulative recorded valuation allowance of $69.7 million that was initially established in 2008.  The Company believes that it is more likely than not that the deferred tax asset related to the impairment losses will be realized due to tax planning strategies executed during the year related to certain mortgage-backed securities, the Company’s intent and ability to hold the related investment securities to maturity, and other tax planning strategies.  For the remaining unrealized losses, the Company believes that it is more likely than not that the related deferred tax asset will be realized due to the Company’s intent and ability to hold the related investment securities to recovery of amortized cost.

ASC Topic 740 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return.

The liability for unrecognized tax benefits (“UTBs”) related to permanent and temporary tax adjustments, exclusive of interest, was $31.2 million, $42.0 million and $50.7 million at December 31, 2010, 2009 and 2008, respectively.  Of the $31.2 million, $1.8 million represents the amount of UTBs that, if recognized, would favorably affect the Company’s effective income tax rate in future periods, exclusive of any related interest.

The net decreases in the tax liability for UTBs of $10.8 million, $8.7 million and $12.4 million in the years ended December 31, 2010, 2009 and 2008, respectively, resulted from the following:

	2010	2009	2008
Balance at January 1	$ 41,989	$ 50,679	$ 63,043
Gross increases related to tax positions in prior years	23,214	7,950	111,473
Gross decreases related to tax positions in prior years	(16,170)	(16,640)	(90,772)
Settlements	(20,187)	-	(33,065)
Close of tax examinations/statutes of limitations	2,371	-	-

Balance at December 31	$ 31,217	$ 41,989	$ 50,679

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

10. FEDERAL INCOME TAXES (CONTINUED)

The Company has elected to recognize interest and penalties accrued related to UTBs in interest (income) expense.  During the years ended December 31, 2010, 2009 and 2008, the Company recognized $6.4 million, ($9.0) million and $3.4 million, respectively, in gross interest expense (income) related to UTBs.  The Company had approximately $6.6 million and $4.8 million of interest accrued at December 31, 2010 and 2009, respectively.  During 2010, the Company settled interest assessments of $4.6 million with the Internal Revenue Service (the “IRS”) for the 2001 and 2002 tax years.  The Company did not accrue any penalties.

While the Company expects the amount of unrecognized tax liabilities to change in the next twelve months, it does not expect the change to have a significant impact on its results of operations or financial position.

The Company files federal income tax returns and income tax returns in various state and local jurisdictions.  With few exceptions, the Company is no longer subject to examinations by the tax authorities in these jurisdictions for tax years before 2003.  In August 2006, the IRS issued a Revenue Agent’s Report for the Company’s 2001 and 2002 tax years.  The Company disagreed with some of the proposed adjustments, and the case was assigned to the Appeals division of the IRS (“Appeals”).  A settlement was reached and formally approved by the Company on January 11, 2010.   The effects of the settlement are in line with previous expectations and had no material impact on the Company’s consolidated financial statements.

In October 2008, the IRS issued a Revenue Agent’s Report for the Company’s tax years 2003 and 2004. The Company disagreed with some of the adjustments and filed a protest, which was assigned to Appeals in 2009.  On May 27, 2010, the IRS held an opening conference for the 2003 and 2004 Appeals.  The Company is involved in discussions with the IRS to reach a resolution.

On January 6, 2011, the IRS issued a Revenue Agent’s Report for the Company for tax years 2005 and 2006. The Company disagrees with some of the issues and is in the process of filing a protest.  While the final outcome of the appeal and ongoing tax examinations is not determinable, the Company has adequate liabilities accrued and does not believe that any adjustments would be material to its financial position.

The Company will file a consolidated federal income tax return with SLC – U.S. Ops Holdings for the year ended December 31, 2010, as the Company did for the years ended December 31, 2009 and 2008.

Effective December 31, 2009, the Company paid a dividend of all of the issued and outstanding common stock and net assets of Sun Life Vermont, to the Parent.  Sun Life Vermont continues to be included in the consolidated federal income tax return of the Parent after 2009.

The Company makes or receives payments under certain tax sharing agreements with SLC – U.S. Ops Holdings.  Under these agreements, such payments are determined based on the Company’s stand-alone taxable income (as if it were filing as a separate company) and based upon the SLC – U.S. Ops Holdings’ consolidated group’s overall taxable position.  Under the terms of the tax sharing agreements, deferred tax assets for tax attributes are realized by the Company when the tax attributes are utilized by the consolidated group.  The Company made income tax payments of $21.1 million in 2009, and received income tax refunds of $107.1 million and $113.2 million in 2010 and 2008, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, which is related to the Company’s group life, group disability insurance, group dental and group stop loss products is summarized below:

	2010	2009	2008

Balance at January 1	$72,953	$71,316	$74,878
Less: reinsurance recoverable	(5,710)	(5,347)	(5,921)
Net balance at January 1	67,243	65,969	68,957
Incurred related to:
Current year	83,384	86,905	79,725
Prior years	(1,823)	(5,817)	(6,557)
Total incurred	81,561	81,088	73,168
Paid losses related to:
Current year	(54,312)	(58,598)	(53,615)
Prior years	(25,627)	(21,216)	(22,541)
Total paid	(79,939)	(79,814)	(76,156)

Balance at December 31	76,181	72,953	71,316
Less: reinsurance recoverable	(7,316)	(5,710)	(5,347)
Net balance at December 31	$68,865	$67,243	$65,969

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims.  Changes in prior estimates are recorded in results of operations in the year such changes are made.  As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1.8 million, $5.8 million and $6.6 million in 2010, 2009 and 2008, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

12. LIABILITIES FOR CONTRACT GUARANTEES

The Company offers various guarantees to certain policyholders, including a return of no less than (a) total deposits made on the contract, adjusted for any customer withdrawals, (b) total deposits made on the contract, adjusted for any customer withdrawals, plus a minimum return, or (c) the highest contract value on a specified anniversary date, minus any customer withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2010:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 20,061,043	$ 1,742,139	66.0
Minimum Income	$ 179,878	$ 59,322	62.2
Minimum Accumulation or Withdrawal	$ 12,233,731	$ 152,571	63.2

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2009:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 16,947,362	$ 2,459,360	66.2
Minimum Income	$ 194,780	$ 84,591	61.5
Minimum Accumulation or Withdrawal	$ 8,866,525	$ 212,371	63.0

1 Net amount at risk represents the difference between guaranteed benefits and account balance.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The following roll-forward summarizes the change in reserve for the GMDBs and GMIBs for the year ended December 31, 2010:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2010	$96,267	$10,058	$106,325

Benefit Ratio Change / Assumption Changes	28,724	6,519	35,243
Incurred guaranteed benefits	28,481	1,434	29,915
Paid guaranteed benefits	(37,767)	(4,207)	(41,974)
Interest	7,900	826	8,726

Balance at December 31, 2010	$123,605	$14,630	$138,235

The following roll-forward summarizes the change in reserve for the GMDBs and GMIBs for the year ended December 31, 2009:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2009	$201,648	$18,773	$220,421

Benefit Ratio Change / Assumption Changes	(67,157)	(6,615)	(73,772)
Incurred guaranteed benefits	37,406	2,505	39,911
Paid guaranteed benefits	(91,185)	(5,892)	(97,077)
Interest	15,555	1,287	16,842

Balance at December 31, 2009	$96,267	$10,058	$106,325

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments.  The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges.  The benefit ratio may be in excess of 100%.  For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.  For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for contract guarantees are developed using a projection model and stochastic scenarios.  Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-calculated and adjusted regularly.  Changes to the liability balance are recorded as a charge or credit to policyowner benefits.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

12. LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

GMABs and GMWBs are considered to be derivatives under FASB ASC Topic 815 and are recorded at fair value through earnings.  The Company records GMAB and GMWB liabilities in its consolidated balance sheets as part of contractholder deposit funds and other policy liabilities.  The net balance of GMABs and GMWBs constituted a liability in the amount of $2.3 million and $250.5 million at December 31, 2010 and 2009, respectively. The Company includes the following unobservable inputs in its calculation of the embedded derivative:

Actively-Managed Volatility Adjustments – This component incorporates the basis differential between the observable implied volatilities for each index and the actively-managed funds underlying the variable annuity product.  The adjustment is based on historical actively-managed fund volatilities and historical weighted-average index volatilities.

Credit Standing Adjustment – This component makes an adjustment that market participants would make to reflect the non-performance risk associated with the embedded derivatives.  The adjustment is based on the published credit spread for insurance companies with a rating equal to the rating of the Company.

Behavior Risk Margin – This component adds a margin that market participants would require for the risk that the Company’s best estimate policyholder behavior assumptions could differ from actual experience.  This risk margin is determined by taking the difference between the fair value based on adverse policyholder behavior assumptions and the fair value based on best estimate policyholder behavior assumptions, using assumptions the Company believes market participants would use in developing risk margins.

13. DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENT ASSET

The following roll-forward summarizes the change in DAC and SIA for the years ended December 31:

	2010	2009
Balance at January 1	$2,173,642	$2,862,401
Acquisition costs deferred related to continuing operations	241,182	398,880
Amortized to expense of continuing operations during the year (1)	(732,265)	(1,013,681)
Adjustments related to discontinued operations	-	(73,958)
Balance at December 31	$1,682,559	$2,173,642

(1)	Includes interest, unlocking, and loss recognition components of amortization expense.

Please see Note 1 of the Company’s consolidated financial statements for information regarding the deferral and amortization methodologies related to DAC and SIA.  The Company tested its DAC and SIA for future recoverability and determined that the assets were not impaired at December 31, 2010.

The Company wrote down DAC and SIA by $126.0 million and $326.9 million as a result of loss recognition related to certain annuity products for the years ended December 31, 2010 and 2009, respectively.  Of the $126.0 million charge for loss recognition in 2010, $117.7 million related to DAC and was reported as amortization of DAC.  The remaining $8.3 million related to SIA and was reported as a component of interest credited in the Company’s consolidated statement of operations.  The $326.9 million charge for loss recognition in 2009 was reported as a component of amortization of DAC in the Company’s consolidated statement of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

14. VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

The following roll-forward summarizes the change in VOBA and VOCRA for the years ended December 31:

	2010	2009
Balance at January 1	$168,845	$179,825
Amortized to expense during the year	(33,860)	(10,980)
Balance at December 31	$134,985	$168,845

Please see Note 1 of the Company’s consolidated financial statements for information regarding the amortization methodologies related to VOBA and VOCRA.  The Company tested its VOBA and VOCRA assets for future recoverability and determined that these assets were not impaired at December 31, 2010.

The Company tested the VOCRA asset for impairment in the fourth quarter of 2009 and determined that the fair value of VOCRA was lower than its carrying value.  Accordingly, the Company decreased the carrying value of VOCRA and recorded an impairment charge of $2.6 million for the year ended December 31, 2009.  The impairment charge is included in amortization expense in the consolidated statements of operations and allocated in the Group Protection segment.
15. CONSOLIDATING FINANCIAL INFORMATION

The following consolidating financial statements are provided in compliance with Regulation S-X of the SEC and in accordance with SEC Rule 12h-5.

The Company’s wholly-owned subsidiary, SLNY, sells, among other products, combination fixed and variable annuity contracts (the “Contracts”) in the state of New York.  These Contracts contain a fixed investment option, where interest is paid at a guaranteed rate for a specified period of time, and withdrawals made before the end of the specified period may be subject to a market value adjustment that can increase or decrease the amount of the withdrawal proceeds (the “fixed investment option period”).  Effective September 27, 2007, the Company provided a full and unconditional guarantee (the “guarantee”) of SLNY’s obligation related to the Contracts’ fixed investment option period related to policies currently in-force or sold on or after September 30, 2007.  The guarantee relieves SLNY of its obligation to file annual, quarterly, and current reports with the SEC on Form 10-K, Form 10-Q and Form 8-K.

In the following presentation of consolidating financial statements, the term "SLUS as Parent" is used to denote the Company as a stand-alone entity, isolated from its subsidiaries and the term “Other Subs” is used to denote the Company's other subsidiaries, with the exception of SLNY.  All consolidating financial statements are presented in thousands.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Operations
For the Year Ended December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$16,680	$119,495	$-	$-	$136,175
Net investment income(1)	1,269,106	118,138	2,966	-	1,390,210
Net derivative (loss) income	(161,975)	12,685	-	-	(149,290)
Net realized investment gains (losses), excluding impairment losses on available-for-sale securities	26,848	827	(724)	-	26,951
Other-than-temporary impairment losses(2)	(735)	(150)	-	-	(885)
Fee and other income	481,606	19,433	9,988	-	511,027

Total revenues	1,631,530	270,428	12,230	-	1,914,188

Benefits and expenses
				-
Interest credited	342,977	57,924	947	-	401,848
Interest expense	51,334	455	-	-	51,789
Policyowner benefits	161,979	77,590	225	-	239,794
Amortization of DAC, VOBA and VOCRA	606,896	90,206	-	-	697,102
Other operating expenses	268,798	39,938	9,434	-	318,170

Total benefits and expenses	1,431,984	266,113	10,606	-	1,708,703

Income before income tax expense	199,546	4,315	1,624	-	205,485

Income tax expense	69,993	643	575	-	71,211
Equity in the net income of subsidiaries	4,721	-	-	(4,721)	-

Net income	$134,274	$3,672	$1,049	$(4,721)	$134,274

(1)
SLUS as Parent’s and SLNY’s net investment income includes an increase in market value of trading fixed maturity securities of $640.2 million, and $34.0 million, respectively, for the year ended December 31, 2010, related to the Company’s trading securities.  Other Subs’ net investment income does not include changes in market value of trading fixed maturity securities.

(2)      SLUS as Parent’s and SLNY’s OTTI losses for the year ended December 31, 2010 represent impairments related to credit loss.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Operations
For the Year Ended December 31, 2009

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$14,374	$119,872	$-	$-	$134,246
Net investment income (1)	2,345,022	233,216	4,069	-	2,582,307
Net derivative (loss) income	(62,600)	22,698	-	-	(39,902)
Net realized investment losses, excluding impairment losses on available-for-sale securities	(30,129)	(2,815)	(3,731)	-	(36,675)
Other-than-temporary impairment losses (2)	(4,450)	(181)	(203)	-	(4,834)
Fee and other income	375,570	5,103	5,163	-	385,836

Total revenues	2,637,787	377,893	5,298	-	3,020,978

Benefits and expenses
				-
Interest credited	336,754	47,855	1,159	-	385,768
Interest expense	39,035	745	-	-	39,780
Policyowner benefits	36,409	78,231	(4,201)	-	110,439
Amortization of DAC, VOBA and VOCRA	917,129	107,532	-	-	1,024,661
Other operating expenses	201,205	42,368	4,583	-	248,156

Total benefits and expenses	1,530,532	276,731	1,541	-	1,808,804

Income before income tax expense	1,107,255	101,162	3,757	-	1,212,174

Income tax expense	305,150	29,650	849	-	335,649
Equity in the net income of subsidiaries	179,391	-	-	(179,391)	-
Net income from continuing operations	981,496	71,512	2,908	(179,391)	876,525
Income from discontinued operations, net of tax	-	-	104,971	-	104,971

Net income	$981,496	$71,512	$107,879	$(179,391)	$981,496

(1)
SLUS as parent’s, SLNY’s and Other Subs’ net investment income includes an increase in market value of trading fixed maturity securities of $1,913.3 million, $173.4 million and $0.0 million, respectively, for the year ended December 31, 2009.

(2)      SLUS’, SLNY’s and Other Subs’ OTTI losses for the year ended December 31, 2009 represent impairments related to credit loss.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Operations
For the Year Ended December 31, 2008

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$16,066	$106,667	$-	$-	$122,733
Net investment (loss) income (1)	(1,862,501)	(112,508)	4,641	-	(1,970,368)
Net derivative loss (2)	(573,399)	(32,059)	-	-	(605,458)
Net realized investment gains, excluding impairment losses on available-for-sale securities	3,439	340	22	-	3,801
Other-than-temporary impairment losses	(25,291)	(11,326)	(5,247)	-	(41,864)
Fee and other income	436,075	9,681	4,235	-	449,991

Total revenues	(2,005,611)	(39,205)	3,651	-	(2,041,165)

Benefits and expenses

Interest credited	483,769	45,129	2,378	-	531,276
Interest expense	60,887	(602)	-	-	60,285
Policyowner benefits	306,404	80,789	3,900	-	391,093
Amortization of DAC, VOBA and VOCRA(3)	(963,422)	(82,218)	-	-	(1,045,640)
Goodwill impairment	658,051	37,788	5,611	-	701,450
Other operating expenses	214,654	44,725	2,440	-	261,819

Total benefits and expenses	760,343	125,611	14,329	-	900,283

Loss before income tax benefit	(2,765,954)	(164,816)	(10,678)	-	(2,941,448)

Income tax benefit	(772,699)	(41,418)	(1,826)	-	(815,943)
Equity in the net loss of subsidiaries	(241,586)	-	-	241,586	-

Net loss from continuing operations	(2,234,841)	(123,398)	(8,852)	241,586	(2,125,505)

Loss from discontinued operations, net of tax	-	-	(109,336)	-	(109,336)

Net loss	$(2,234,841)	$(123,398)	$(118,188)	$241,586	$(2,234,841)

(1)
SLUS as parent’s and SLNY’s net investment (loss) income includes a decrease in market value of trading fixed maturity securities of $2,448.8 million and $154.9 million, respectively, for the year ended December 31, 2008.

(2)
SLUS’ and SLNY’s net derivative loss for the year ended December 31, 2008 includes $165.8 million and $0.3 million, respectively, of income related to the Company’s adoption of FASB ASC Topic 820, which is further discussed in Note 5.

(3)
SLUS’ and SLNY’s amortization of DAC, VOBA, and VOCRA for year ended December 31, 2008 includes $3.0 million and $0.2 million, respectively, of expenses related to the Company’s adoption of FASB ASC Topic 820, which is further discussed in Note 5 to the Company’s consolidated financial statements.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands except per share data)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Balance Sheets at December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company
ASSETS

Investments
Available-for-sale fixed maturity securities, at fair value	$1,193,875	$246,944	$55,104	$-	$1,495,923
Trading fixed maturity securities, at fair value	9,911,284	1,555,834	-	-	11,467,118
Mortgage loans	1,531,545	176,518	29,465	-	1,737,528
Derivative instruments – receivable	198,064	-	-	-	198,064
Limited partnerships	41,622	-	-	-	41,622
Real estate	161,800	-	52,865	-	214,665
Policy loans	695,607	1,217	20,584	-	717,408
Other invested assets	19,588	7,868	-	-	27,456
Short-term investments	813,745	18,994	-	-	832,739
Cash and cash equivalents	647,579	72,978	15,766	-	736,323
Investment in subsidiaries	559,344	-	-	(559,344)	-
Total investments and cash	15,774,053	2,080,353	173,784	(559,344)	17,468,846

Accrued investment income	165,841	21,130	1,815	-	188,786
Deferred policy acquisition costs and sales inducement asset	1,571,768	110,791	-	-	1,682,559
Value of business and customer renewals acquired	130,546	4,439	-	-	134,985
Net deferred tax asset	378,078	12,057	4,162	-	394,297
Goodwill	-	7,299	-	-	7,299
Receivable for investments sold	5,166	162	-	-	5,328
Reinsurance receivable	2,184,487	162,522	77	-	2,347,086
Other assets	93,755	31,729	2,918	(2,873)	125,529
Separate account assets	25,573,382	1,265,464	41,575	-	26,880,421

Total assets	$45,877,076	$3,695,946	$224,331	$(562,217)	$49,235,136

LIABILITIES

Contractholder deposit funds and other policy liabilities	$12,991,306	$1,577,556	$24,366	$-	$14,593,228
Future contract and policy benefits	732,368	116,946	200	-	849,514
Payable for investments purchased	44,723	104	-	-	44,827
Accrued expenses and taxes	49,224	4,612	1,665	(2,873)	52,628
Debt payable to affiliates	783,000	-	-	-	783,000
Reinsurance payable	1,995,083	236,718	34	-	2,231,835
Derivative instruments – payable	362,023	-	-	-	362,023
Other liabilities	193,363	66,118	25,575	-	285,056
Separate account liabilities	25,573,382	1,265,464	41,575	-	26,880,421

Total liabilities	42,724,472	3,267,518	93,415	(2,873)	46,082,532

STOCKHOLDER’S EQUITY

Common stock	$6,437	$2,100	$2,542	$(4,642)	$6,437
Additional paid-in capital	3,928,246	389,963	108,450	(498,413)	3,928,246
Accumulated other comprehensive income	46,553	1,977	1,707	(3,684)	46,553
(Accumulated deficit) retained earnings	(828,632)	34,388	18,217	(52,605)	(828,632)

Total stockholder’s equity	3,152,604	428,428	130,916	(559,344)	3,152,604

Total liabilities and stockholder’s equity	$45,877,076	$3,695,946	$224,331	$(562,217)	$49,235,136

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands except in share data)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Balance Sheets at December 31, 2009

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company
ASSETS

Investments
Available-for-sale fixed maturity securities, at fair value	$959,156	$164,158	$52,202	$-	$1,175,516
Trading fixed maturity securities, at fair value	9,724,195	1,406,327	-	-	11,130,522
Mortgage loans	1,736,358	161,498	14,105	-	1,911,961
Derivative instruments – receivable	259,227	-	-	-	259,227
Limited partnerships	51,656	-	-	-	51,656
Real estate	158,170	-	44,107	-	202,277
Policy loans	700,974	270	21,346	-	722,590
Other invested assets	46,410	542	469	-	47,421
Short-term investments	1,208,320	58,991	-	-	1,267,311
Cash and cash equivalents	1,616,991	175,322	11,895	-	1,804,208
Investment in subsidiaries	518,560	-	-	(518,560)	-
Total investments and cash	16,980,017	1,967,108	144,124	(518,560)	18,572,689

Accrued investment income	211,725	17,051	1,815	-	230,591
Deferred policy acquisition costs and sales inducement asset	1,989,676	183,966	-	-	2,173,642
Value of business and customer renewals acquired	163,079	5,766	-	-	168,845
Net deferred tax asset	539,323	5,830	4,611	-	549,764
Goodwill	-	7,299	-	-	7,299
Receivable for investments sold	11,969	642	-	-	12,611
Reinsurance receivable	2,232,651	117,460	96	-	2,350,207
Other assets	114,177	69,161	1,975	(1,350)	183,963
Separate account assets	22,293,989	989,939	42,395	-	23,326,323

Total assets	$44,536,606	$3,364,222	$195,016	$(519,910)	$47,575,934

LIABILITIES

Contractholder deposit funds and other policy liabilities	$15,078,201	$1,605,038	$26,350	$-	$16,709,589
Future contract and policy benefits	716,176	99,255	207	-	815,638
Payable for investments purchased	87,554	577	-	-	88,131
Accrued expenses and taxes	51,605	10,202	1,446	(1,350)	61,903
Debt payable to affiliates	883,000	-	-	-	883,000
Reinsurance payable	2,040,864	190,863	37	-	2,231,764
Derivative instruments – payable	572,910	-	-	-	572,910
Other liabilities	205,855	48,608	25,761	-	280,224
Separate account liabilities	22,293,989	989,939	42,395	-	23,326,323

Total liabilities	41,930,154	2,944,482	96,196	(1,350)	44,969,482

STOCKHOLDER’S EQUITY

Common stock	$6,437	$2,100	$2,542	$(4,642)	$6,437
Additional paid-in capital	3,527,677	389,963	78,409	(468,372)	3,527,677
Accumulated other comprehensive income (loss)	35,244	(3,039)	701	2,338	35,244
(Accumulated deficit) retained earnings	(962,906)	30,716	17,168	(47,884)	(962,906)

Total stockholder’s equity	2,606,452	419,740	98,820	(518,560)	2,606,452

Total liabilities and stockholder’s equity	$44,536,606	$3,364,222	$195,016	$(519,910)	$47,575,934

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
 (in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow
For the Year Ended December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net income	$134,274	$3,672	$1,049	$(4,721)	$134,274
Adjustments to reconcile net income to net cash provided by operating activities:				-
Net amortization of premiums on investments	24,690	4,787	1,085	-	30,562
Amortization of DAC, VOBA and VOCRA	606,896	90,206	-	-	697,102
Depreciation and amortization	4,418	312	953	-	5,683
Net loss (gain) on derivatives	54,168	(12,685)	-	-	41,483
Net realized (gains) losses and OTTI credit losses on available-for-sale investments	(26,113)	(677)	724	-	(26,066)
Net increase in fair value of trading investments	(640,222)	(34,001)	-	-	(674,223)
Net realized losses (gains) on trading investments	80,910	(13,633)	-	-	67,277
Undistributed loss on private equity limited partnerships	2,339	-	-	-	2,339
Interest credited to contractholder deposits	342,977	57,924	947	-	401,848
Deferred federal income taxes	158,398	(8,928)	(93)	-	149,377
Equity in net income of subsidiaries	(4,721)			4,721	-
Changes in assets and liabilities:
Additions to DAC, SIA, VOBA and VOCRA	(167,199)	(17,796)	-	-	(184,995)
Accrued investment income	45,884	(4,079)	-	-	41,805
Net change in reinsurance receivable/payable	124,563	5,328	16	-	129,907
Future contract and policy benefits	16,192	17,691	(7)	-	33,876
Other, net	(24,455)	42,324	(838)	-	17,031

Net cash provided by operating activities	732,999	130,445	3,836	-	867,280

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	402,623	79,623	15,841	-	498,087
Trading fixed maturity securities	3,395,725	775,025	-	-	4,170,750
Mortgage loans	263,612	13,107	3,050	(30,486)	249,283
Real estate	-	1,000	2,010	(3,010)	-
Other invested assets	(317,388)	1,244	501	-	(315,643)
Purchases of:
Available-for-sale fixed maturity securities	(602,891)	(152,468)	(16,388)	-	(771,747)
Trading fixed maturity securities	(3,060,145)	(886,403)	-	-	(3,946,548)
Mortgage loans	(66,252)	(34,190)	(31,712)	30,486	(101,668)
Real estate	(6,818)	-	(1,066)	3,010	(4,874)
Other invested assets	(63,798)	(1,200)	-	-	(64,998)
Net change in policy loans	5,367	(947)	762	-	5,182
Net change in short-term investments	394,575	39,997	-	-	434,572

Net cash provided by (used in) investing activities	$344,610	$(165,212)	$(27,002)	$-	$152,396

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow (continued)
For the Year Ended December 31, 2010

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,043,300	$173,714	$-	$-	$1,217,014
Withdrawals from contractholder deposit funds	(3,354,527)	(248,878)	(2,930)	-	(3,606,335)
Repayment of debt	(100,000)	-	-	-	(100,000)
Capital contribution to subsidiaries	(30,041)	-	-	30,041	-
Capital contribution from Parent	400,000	-	30,041	(30,041)	400,000
Other, net	(5,753)	7,587	(74)	-	1,760

Net cash (used in) provided by financing activities	(2,047,021)	(67,577)	27,037	-	(2,087,561)

Net change in cash and cash equivalents	(969,412)	(102,344)	3,871	-	(1,067,885)

Cash and cash equivalents, beginning of year	1,616,991	175,322	11,895	-	1,804,208

Cash and cash equivalents, end of year	$647,579	$72,978	$15,766	$-	$736,323

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow
For the Year Ended December 31, 2009

	SLUS As Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net income from operations	$981,496	$71,512	$107,879	$(179,391)	$981,496
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net amortization of premiums on investments	(203)	(605)	119	-	(689)
Amortization of DAC, VOBA and VOCRA	917,129	107,532	-	-	1,024,661
Depreciation and amortization	4,355	337	843	-	5,535
Net gain on derivatives	(73,343)	(22,698)	-	-	(96,041)
Net realized losses and OTTI credit losses on available-for-sale investments	34,579	2,996	3,934	-	41,509
Net increase in fair value of trading investments	(1,913,351)	(173,389)	-	-	(2,086,740)
Net realized losses on trading investments	357,470	9,867	-	-	367,337
Undistributed loss on private equity limited partnerships	9,207	-	-	-	9,207
Interest credited to contractholder deposits	336,754	47,855	1,159	-	385,768
Goodwill impairment	-	-	-	-	-
Equity in net income of subsidiaries	(179,391)	-	-	179,391	-
Deferred federal income taxes	290,478	6,256	(1,126)	-	295,608
Changes in assets and liabilities:
Additions to DAC, SIA, VOBA and VOCRA	(301,255)	(45,645)	-	-	(346,900)
Accrued investment income	38,445	(1,825)	116	-	36,736
Net change in reinsurance receivable/payable	195,092	19,060	(4,515)	-	209,637
Future contract and policy benefits	(131,052)	5,280	(220)	-	(125,992)
Dividends received from subsidiaries	100,000	-	-	(100,000)	-
Other, net	(90,229)	(153,878)	738	-	(243,369)
Adjustment related to discontinued operations	-	-	(288,018)	-	(288,018)

Net cash provided by (used in) operating activities	576,181	(127,345)	(179,091)	(100,000)	169,745

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	86,619	21,303	5,556	-	113,478
Trading fixed maturity securities	1,673,886	333,236	98,233	(8,301)	2,097,054
Mortgage loans	149,414	12,456	15	(18,392)	143,493
Real estate	-	-	-	-	-
Other invested assets	(209,135)	1,587	-	-	(207,548)
Purchases of:
Available-for-sale fixed maturity securities	(342,313)	(4,515)	(311)	-	(347,139)
Trading fixed maturity securities	(226,389)	(587,134)	(62,088)	8,301	(867,310)
Mortgage loans	(12,602)	(4,875)	(18,433)	18,392	(17,518)
Real estate	(3,819)	-	(883)	-	(4,702)
Other invested assets	(106,277)	-	-	-	(106,277)
Net change in other investments	(178,590)	(4,922)	-	-	(183,512)
Net change in policy loans	3,574	(114)	3,357	-	6,817
Net change in short-term investments	(739,502)	56,978	(40,297)	-	(722,821)

Net cash provided by (used in) investing activities	$94,866	$(176,000)	$(14,851)	$-	$(95,985)

Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONDSENSED CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow (continued)
For the Year Ended December 31, 2009

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$2,298,455	$473,137	$24,347	$-	$2,795,939
Withdrawals from contractholder deposit funds	(2,752,493)	(252,351)	(6,655)	-	(3,011,499)
Capital contribution to subsidiaries	(58,910)	-	-	58,910	-
Debt proceeds	-	-	200,000	-	200,000
Capital contribution from parent	748,652	-	58,910	(58,910)	748,652
Dividends paid to parent	-	-	(100,000)	100,000	-
Other, net	(23,278)	(4,108)	74	-	(27,312)

Net cash provided by financing activities	212,426	216,678	176,676	100,000	705,780

Net change in cash and cash equivalents	883,473	(86,667)	(17,266)	-	779,540

Cash and cash equivalents, beginning of year	733,518	261,989	29,161	-	1,024,668

Cash and cash equivalents, end of year	$1,616,991	$175,322	$11,895	$-	$1,804,208

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow
For the Year Ended December 31, 2008

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net loss from operations	$(2,234,841)	$(123,398)	$(118,188)	$241,586	$(2,234,841)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Net amortization of premiums on investments	27,009	2,663	199	-	29,871
Amortization of DAC, VOBA and VOCRA	(963,422)	(82,218)	-	-	(1,045,640)
Depreciation and amortization	5,478	311	922	-	6,711
Net loss on derivatives	522,838	32,059	1	-	554,898
Net realized losses on available-for-sale investments	21,852	10,986	5,225	-	38,063
Net decrease in fair value of trading investments	2,448,822	154,926	-	-	2,603,748
Net realized losses on trading investments	324,369	30,622	-	-	354,991
Undistributed income on private equity limited partnerships	(9,796)	-	-	-	(9,796)
Interest credited to contractholder deposits	483,769	45,129	2,378	-	531,276
Goodwill impairment	658,051	37,788	5,611	-	701,450
Equity in net loss of subsidiaries	241,586	-	-	(241,586)	-
Deferred federal income taxes	(680,276)	(15,318)	(2,843)	-	(698,437)
Changes in assets and liabilities:
Additions to DAC, SIA, VOBA and VOCRA	(254,761)	(27,648)	-	-	(282,409)
Accrued investment income	18,562	19	(502)	-	18,079
Net reinsurance receivable/payable	145,172	66,699	4,411	-	216,282
Future contract and policy benefits	140,571	898	189	-	141,658
Other, net	29,356	122,486	(2,452)	-	149,390
Adjustment related to discontinued operations	-	-	4,315	-	4,315

Net cash provided by (used in) operating activities	924,339	256,004	(100,734)	-	1,079,609

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	89,468	6,440	5,849	-	101,757
Trading fixed maturity securities	1,469,669	194,980	143,849	-	1,808,498
Mortgage loans	258,736	15,202	20,672	-	294,610
Real estate	1,141	-	-	-	1,141
Other invested assets	629,692	64,482	(2,017)	-	692,157
Purchases of:
Available-for-sale fixed maturity securities	(107,709)	(14,027)	(7,738)	-	(129,474)
Trading fixed maturity securities	(1,005,670)	(258,714)	(910,759)	-	(2,175,143)
Mortgage loans	(23,285)	(16,650)	(19,000)	-	(58,935)
Real estate	(5,055)	-	(359)	-	(5,414)
Other invested assets	(122,447)	-	-	-	(122,447)
Net change in other investments	(285,810)	(64,154)	-	-	(349,964)
Net change in policy loans	(18,449)	(38)	1,713	-	(16,774)
Net change in short-term investments	(468,818)	(115,969)	(14,694)	-	(599,481)

Net cash provided by (used in) investing activities	$411,463	$(188,448)	$(782,484)	$-	$(559,469)

Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow (continued)
For the Year Ended December 31, 2008

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,744,752	$330,909	$114,438	$-	$2,190,099
Withdrawals from contractholder deposit funds	(3,262,864)	(348,243)	(5,351)	-	(3,616,458)
Additional capital contribution to subsidiaries	(150,000)	-	-	150,000	-
Debt proceeds	60,000	-	115,000	-	175,000
Repayments of debt	(122,000)	-	-	-	(122,000)
Capital contribution from parent	725,000	150,000	-	(150,000)	725,000
Other, net	(12,666)	(4,134)	(14)	-	(16,814)

Net cash (used in) provided by financing activities	(1,017,778)	128,532	224,073	-	(665,173)

Net change in cash and cash equivalents	318,024	196,088	(659,145)	-	(145,033)

Cash and cash equivalents, beginning of year	415,494	65,901	688,306	-	1,169,701

Cash and cash equivalents, end of year	$733,518	$261,989	$29,161	$-	$1,024,668

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

16. SEGMENT INFORMATION

As described below, the Company conducts business primarily in three operating segments and maintains a Corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets, including allocated capital, by line of business.  Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management segment markets, sells and administers funding agreements, individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.  Additionally, the Company consolidates the CARS Trust as a component of the Wealth Management segment.

Individual Protection

The Individual Protection segment markets, sells and administers a variety of life insurance products sold to individuals and corporate owners of life insurance.  The products include whole life, UL and variable life products.

Group Protection

The Group Protection segment markets, sells and administers group life, group long-term disability, group short-term disability, group dental and group stop loss insurance products to small and mid-size employers in the State of New York through SLNY.

Corporate

The Corporate segment includes the unallocated capital of the Company, its debt financing and items not otherwise attributable to the other segments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

16. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the Company’s four segments:

Year ended December 31, 2010

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$1,760,979	$66,425	$127,104	$(40,320)	$1,914,188
Total benefits and expenses	1,514,754	68,585	106,346	19,018	1,708,703
Income (loss) before income tax expense (benefit)	246,225	(2,160)	20,758	(59,338)	205,485

Net income (loss)	$162,975	$(1,204)	$13,508	$(41,005)	$134,274

Separate account assets	$19,685,774	$7,194,647	$-	$-	$26,880,421
General account assets	19,453,702	2,067,064	181,482	652,467	22,354,715
Total assets	$39,139,476	$9,261,711	$181,482	$652,467	$49,235,136

Year ended December 31, 2009

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$2,823,029	$71,718	$135,242	$(9,011)	$3,020,978
Total benefits and expenses	1,623,582	40,477	119,134	25,611	1,808,804
Income (loss) from continuing operations before income tax expense (benefit)	1,199,447	31,241	16,108	(34,622)	1,212,174

Income from continuing operations	798,360	10,155	10,470	57,540	876,525

Income from discontinued operations, net of tax	-	104,971	-	-	104,971

Net income	$798,360	$115,126	$10,470	$57,540	$981,496

Separate account asset	$16,396,394	$6,929,928	$-	$-	$23,326,323
General account assets	21,323,702	1,997,532	172,648	755,730	24,249,612
Total assets	$37,720,096	$8,927,460	$172,648	$755,730	$47,575,935

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

16. SEGMENT INFORMATION (CONTINUED)

Year ended December 31, 2008

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$(2,207,978)	$84,326	$102,827	$(20,340)	$(2,041,165)
Total benefits and expenses	645,665	120,197	111,097	23,324	900,283
Loss from continuing operations before income tax benefit	(2,853,643)	(35,871)	(8,270)	(43,664)	(2,941,448)

Loss from continuing operations	(2,017,095)	(12,884)	(5,335)	(90,191)	(2,125,505)

Loss from discontinued operations, net of tax	-	(109,336)	-	-	(109,336)

Net loss	$(2,017,095)	$(122,220)	$(5,335)	$(90,191)	$(2,234,841)

Separate account asset	12,149,690	8,382,034	-	-	20,531,724
General account assets	21,207,742	3,772,934	164,123	442,156	25,586,955
Total assets	$33,357,432	$12,154,968	$164,123	$442,156	$46,118,679

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

17.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  For the year ended December 31, 2008, the Company followed one permitted practice relating to the treatment of its deferred tax assets.  For the years ended December 31, 2010 and 2009, there were no permitted practices followed.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company’s statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries’ combined statutory capital and surplus and net loss were as follows:

	Unaudited for the Years Ended December 31,
	2010	2009	2008

Statutory capital and surplus	$ 2,234,153	$ 2,037,661	$ 1,949,215
Statutory net loss	$ (77,503)	$ (23,879)	$ (1,431,516)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

18. DIVIDEND RESTRICTIONS

The Company’s and its insurance company subsidiaries’ ability to pay dividends is subject to certain statutory restrictions.  The states in which the Company and its insurance company subsidiaries are domiciled have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company is permitted to pay dividends up to a maximum of $188.0 million in 2011 without prior approval from the Delaware Commissioner of Insurance.

In 2010, 2009 and 2008, the Company did not pay any cash dividends to the Parent.  However in 2009, the Company distributed Sun Life Vermont’s net assets and issued and outstanding common stock, totaling $94.9 million in the form of a dividend to the Parent, with regulatory approval.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  SLNY is permitted to pay dividends up to a maximum of $29.6 million in 2011 without prior approval from the New York Commissioner of Insurance.  No dividends were paid by SLNY during 2010, 2009 or 2008.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve-month period would exceed the lesser of (i) ten percent of the insurance company’s surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company’s own securities.  INDY is permitted to pay dividends up to a maximum of $2.5 million in 2011 without prior approval from the Rhode Island Commissioner of Insurance.  No dividends were paid by INDY during 2010, 2009 or 2008.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

19. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31, were as follows:

	2010	2009	2008
Unrealized gains (losses) on available-for-sale fixed maturity securities that were temporarily impaired	$83,926	$67,970	$(111,099)
Unrealized losses on pension and other postretirement plan adjustments	-	-	(88,721)
Changes due to non-credit OTTI losses on available-for-sale fixed maturity securities	(12,304)	(13,748)	-
Deferred income tax (expense) benefit	(25,069)	(18,978)	69,936

Accumulated other comprehensive income (loss)	$46,553	$35,244	$(129,884)

20. COMMITMENTS AND CONTINGENCIES

Guaranty Funds

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Income Taxes

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends-received-deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  On May 30, 2010, the IRS issued an Industry Director Directive which makes it clear that IRS interpretations prior to Revenue Ruling 2007-54 should be followed until new regulations are issued.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope and application of new regulations.  The timing, substance and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the years ended December 31, 2010 and 2009, the Company recorded benefits of $11.5 million and $15.5 million, respectively, related to the separate account DRD.  The amounts recorded for the year ended December 31, 2010 included an adjustment of $3.2 million to reflect a reduced run rate of separate account DRD benefits following the filing of the 2009 tax return.

Litigation

The Company and its subsidiaries are parties to threatened or pending legal proceedings, including ordinary routine litigation incidental to their business, both as a defendant and as a plaintiff.  While it is not possible to predict the resolution of these proceedings, management believes, based upon currently available information, that the ultimate resolution of these matters will not be materially adverse to the Company's financial position, results of operations or cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

20. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s By-laws.  The Company believes any potential liability under these agreements is neither probable nor estimatable. Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities under operating leases with terms of up to five years.  As of December 31, 2010, minimum future lease payments under such leases were $40 thousand for 2011.  The Company does not have any lease commitments after 2011.

Total rental expense for the years ended December 31, 2010, 2009 and 2008 was $7.2 million, $6.9 million and $8.2 million, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participants of Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Master Extra, Sun Life Financial Masters Extra II, Sun Life Financial Masters Choice, Sun Life Financial Masters Choice II, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters Flex II, Sun Life Financial Masters IV, and Sun Life Financial Masters VII Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”):

We have audited the accompanying statements of assets and liabilities of AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account, AllianceBernstein VPS International Growth Portfolio (Class B) Sub-Account, AllianceBernstein VPS International Value Portfolio (Class B) Sub-Account, BlackRock Global Allocation V.I. Class III Sub-Account, Columbia Marsico 21st Century Fund, Variable Series Class A Sub-Account, Columbia Marsico 21st Century Fund, Variable Series Class B Sub-Account, Columbia Marsico Growth Fund, Variable Series Class A Sub-Account, Columbia Marsico Growth Fund, Variable Series Class B Sub-Account, Columbia Marsico International Opportunity Fund, Variable Series Class B Sub-Account, Columbia Small Cap Value Fund, Variable Series Class B Sub-Account, Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account, First Eagle Overseas Variable Fund Sub-Account, Franklin Templeton VIP Founding Funds Allocation Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Developing Markets Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account, Huntington VA Balanced Fund Sub-Account, Huntington VA Dividend Capture Sub-Account, Huntington VA Growth Sub-Account, Huntington VA Income Equity Sub-Account, Huntington VA International Equity Sub-Account, Huntington VA Macro 100 Sub-Account, Huntington VA Mid Corp America Sub-Account, Huntington VA Mortgage Securities Sub-Account, Huntington VA New Economy Sub-Account, Huntington VA Real Strategies Fund Sub-Account, Huntington VA Rotating Markets Sub-Account, Huntington VA Situs Fund Sub-Account, Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund Series II Sub-Account, Invesco Van Kampen V.I. Mid Cap Value Fund Series II Sub-Account, Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account, Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account, Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account, MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account, MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account, MFS VIT II Bond Portfolio I Class Sub-Account, MFS VIT II Bond Portfolio S Class Sub-Account, MFS VIT II Core Equity Portfolio I Class Sub-Account, MFS VIT II Core Equity Portfolio S Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account, MFS VIT II Global Governments Portfolio I Class Sub-Account, MFS VIT II Global Governments Portfolio S Class Sub-Account, MFS VIT II Global Growth Portfolio I Class Sub-Account, MFS VIT II Global Growth Portfolio S Class Sub-Account, MFS VIT II Global Research Portfolio I Class Sub-Account, MFS VIT II Global Research Portfolio S Class Sub-Account, MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account, MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account, MFS VIT II Government Securities Portfolio I Class Sub-Account, MFS VIT II Government Securities Portfolio S Class Sub-Account, MFS VIT II Growth Portfolio I Class Sub-Account, MFS VIT II Growth Portfolio S Class Sub-Account, MFS VIT II High Yield Portfolio I Class Sub-Account, MFS VIT II High Yield Portfolio S Class Sub-Account, MFS VIT II International Growth Portfolio I Class Sub-Account, MFS VIT II International Growth Portfolio S Class Sub-Account, MFS VIT II International Value Portfolio I Class Sub-Account, MFS VIT II International Value Portfolio S Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account, MFS VIT II Mid Cap Growth Portfolio I Class Sub-Account, MFS VIT II Mid Cap Growth Portfolio S Class Sub-Account, MFS VIT II Money Market Portfolio I Class Sub-Account, MFS VIT II Money Market Portfolio S Class Sub-Account, MFS VIT II New Discovery Portfolio I Class Sub-Account, MFS VIT II New Discovery Portfolio S Class Sub-Account, MFS VIT II Research International Portfolio I Class Sub-Account, MFS VIT II Research International Portfolio S Class Sub-Account, MFS VIT II Strategic Income Portfolio I Class Sub-Account, MFS VIT II Strategic Income Portfolio S Class Sub-Account, MFS VIT II Technology Portfolio I Class Sub-Account, MFS VIT II Technology Portfolio S Class Sub-Account, MFS VIT II Total Return Portfolio I Class Sub-Account, MFS VIT II Total Return Portfolio S Class Sub-Account, MFS VIT II Utilities Portfolio I Class Sub-Account, MFS VIT II Utilities Portfolio S Class Sub-Account, MFS VIT II Value Portfolio I Class Sub-Account, MFS VIT II Value Portfolio S Class Sub-Account, Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account, Oppenheimer Balanced Fund/VA (Service Shares) Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account, Oppenheimer Global Securities Fund/VA (Service Shares) Sub-Account, Oppenheimer Main Street Fund/VA (Service Shares) Sub-Account, Oppenheimer Main Street Small Cap Fund/VA (Service Shares) Sub-Account, PIMCO VIT All Asset Portfolio Admin Class Sub-Account, PIMCO VIT CommodityRealReturn Strategy Portfolio Admin Class Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account, PIMCO VIT Global Multi-Asset Portfolio Advisor Class Sub-Account, PIMCO VIT Real Return Portfolio Admin Class Sub-Account, PIMCO VIT Total Return Portfolio Admin Class Sub-Account, SC AllianceBernstein International Value Fund (Service Class) Sub-Account, SC BlackRock Inflation Protected Bond Fund (Service Class) Sub-Account, SC BlackRock International Index Fund Service Sub-Account, SC BlackRock Large Cap Index Fund (Service Class) Sub-Account, SC BlackRock Small Cap Index Fund (Service Class) Sub-Account, SC Columbia Small Cap Value Fund Service Sub-Account, SC Davis Venture Value Fund (Service Class) Sub-Account, SC Goldman Sachs Mid Cap Value Fund (Initial Class) Sub-Account, SC Goldman Sachs Mid Cap Value Fund (Service Class) Sub-Account, SC Goldman Sachs Short Duration Fund (Initial Class) Sub-Account, SC Goldman Sachs Short Duration Fund (Service Class) Sub-Account, SC Ibbotson Balanced Fund (Service Class) Sub-Account, SC Ibbotson Conservative Fund (Service Class) Sub-Account, SC Ibbotson Growth Fund (Service Class) Sub-Account, SC Invesco Small Cap Growth Fund (Service Class) Sub-Account, SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account, SC Lord Abbett Growth & Income Fund (Service Class) Sub-Account, SC PIMCO High Yield Fund (Service Class) Sub-Account, SC PIMCO Total Return Fund (Service Class) Sub-Account, SC WMC Blue Chip Mid Cap Fund (Service Class) Sub-Account, SC WMC Large Cap Growth Fund (Service Class) Sub-Account, Sun Capital Global Real Estate Fund (Initial Class) Sub-Account, Sun Capital Global Real Estate Fund (Service Class) Sub-Account, Sun Capital Investment Grade Bond Fund (Service Class) Sub-Account, Sun Capital Money Market Fund (Service Class) Sub-Account, Wanger Select Fund Sub-Account, and Wanger USA Sub-Account of Sun Life of Canada (U.S.) Variable Account F (collectively the "Sub-Accounts"), as of December 31, 2010, and the related statements of operations and the statements of changes in net assets for each of the periods presented.  These financial statements are the responsibility of the Sponsor’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2010, and the results of their operations and the changes in their net assets for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 22, 2011

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2010
Assets:	Shares	Cost	Value
Investments at fair value:
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AVB)	4,706,881	$ 45,197,461	$ 53,564,306
AllianceBernstein VPS International Growth Portfolio (Class B) Sub-Account (AN4)	514,921	8,010,674	9,392,167
AllianceBernstein VPS International Value Portfolio (Class B) Sub-Account (IVB)	5,512,270	62,032,760	81,416,221
BlackRock Global Allocation V.I. Class III Sub-Account (9XX)	42,744,694	546,999,100	619,370,616
Columbia Marsico 21st Century Fund, Variable Series Class A Sub-Account (NMT)	3,452	41,279	41,663
Columbia Marsico 21st Century Fund, Variable Series Class B Sub-Account (MCC)	11,551,194	116,285,617	138,267,790
Columbia Marsico Growth Fund, Variable Series Class A Sub-Account (NNG)	6,333	111,039	130,018
Columbia Marsico Growth Fund, Variable Series Class B Sub-Account (CMG)	1,368,783	21,543,888	28,087,424
Columbia Marsico International Opportunity Fund, Variable Series Class B Sub-Account (NMI)	864,153	11,097,745	13,809,157
Columbia Small Cap Value Fund, Variable Series Class B Sub-Account (CSC)	753	11,951	13,175
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FVB)	3,815,081	46,279,575	58,332,583
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (FL1)	9,648,748	163,143,227	226,649,086
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F10)	650,495	6,050,160	6,869,231
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (F15)	2,985,020	30,152,964	31,790,466
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F20)	3,959,677	40,441,062	41,774,592
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (FVM)	5,558,514	148,743,090	178,595,063
First Eagle Overseas Variable Fund Sub-Account (SGI)	16,005,684	388,332,949	462,404,213
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2) Sub-Account (S17)	7,319,478	45,288,850	56,433,177
Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account (ISC)	7,339,773	100,618,038	108,775,441
Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account (FVS)	2,743,684	34,799,885	44,584,867
Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account (SIC)	2,483,057	29,105,285	31,584,484
Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account (FMS)	16,907,178	244,812,430	269,669,492
Franklin Templeton VIP Templeton Developing Markets Securities Fund (Class 2) Sub-Account (TDM)	5,374,011	48,919,189	60,726,330
Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account (FTI)	19,150,561	281,588,805	273,661,513
Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account (FTG)	3,233,485	37,164,230	35,600,674
Huntington VA Balanced Fund Sub-Account (HBF)	721,879	8,799,556	9,572,118
Huntington VA Dividend Capture Sub-Account (HVD)	385,777	3,079,070	3,761,330
Huntington VA Growth Sub-Account (HVG)	104,458	714,418	815,820
Huntington VA Income Equity Sub-Account (HVI)	127,251	882,764	1,103,265
Huntington VA International Equity Sub-Account (HVE)	339,844	4,126,471	4,914,149

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
Huntington VA Macro 100 Sub-Account (HVM)	5,465	$ 38,665	$ 49,237
Huntington VA Mid Corp America Sub-Account (HVC)	73,086	927,789	1,289,234
Huntington VA Mortgage Securities Sub-Account (HVS)	437,651	5,005,140	5,028,611
Huntington VA New Economy Sub-Account (HVN)	30,770	308,499	389,238
Huntington VA Real Strategies Fund Sub-Account (HRS)	237,951	1,814,796	2,215,321
Huntington VA Rotating Markets Sub-Account (HVR)	109,910	1,098,226	1,220,000
Huntington VA Situs Fund Sub-Account (HSS)	306,059	3,479,488	4,587,826
Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account (VLC)	2,111,891	19,922,392	24,645,773
Invesco Van Kampen V.I. Equity and Income Fund Series II Sub-Account (VKU)	2,080,494	25,167,122	29,230,936
Invesco Van Kampen V.I. Mid Cap Value Fund Series II Sub-Account (VKC)	457,064	4,964,858	5,813,854
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (LRE)	2,635,833	46,785,885	61,493,993
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (LA9)	2,898,273	39,960,398	50,951,635
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (LAV)	2,734,360	38,474,569	48,288,792
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MIT)	10,346,635	286,023,633	329,954,202
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MFL)	5,312,719	154,184,116	168,200,681
MFS VIT II Bond Portfolio I Class Sub-Account (BDS)	8,177,925	84,958,377	93,964,357
MFS VIT II Bond Portfolio S Class Sub-Account (MF7)	12,174,599	127,136,109	138,790,425
MFS VIT II Core Equity Portfolio I Class Sub-Account (RGS)	7,730,750	121,947,576	110,008,574
MFS VIT II Core Equity Portfolio S Class Sub-Account (RG1)	2,455,859	29,017,169	34,701,290
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (EME)	2,929,109	51,133,005	52,343,187
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (EM1)	1,906,444	27,423,294	33,610,615
MFS VIT II Global Governments Portfolio I Class Sub-Account (GGS)	2,515,389	27,120,283	27,669,281
MFS VIT II Global Governments Portfolio S Class Sub-Account (GG1)	283,270	2,955,071	3,073,483
MFS VIT II Global Growth Portfolio I Class Sub-Account (GGR)	4,217,621	51,366,622	68,578,524
MFS VIT II Global Growth Portfolio S Class Sub-Account (GG2)	247,571	3,464,164	4,005,692
MFS VIT II Global Research Portfolio I Class Sub-Account (RES)	7,199,126	115,572,013	138,439,191
MFS VIT II Global Research Portfolio S Class Sub-Account (RE1)	848,600	13,214,790	16,216,742
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (GTR)	5,884,192	91,030,239	83,555,530
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (GT2)	26,583,658	362,392,709	374,032,065
MFS VIT II Government Securities Portfolio I Class Sub-Account (GSS)	13,759,311	175,446,332	182,586,057
MFS VIT II Government Securities Portfolio S Class Sub-Account (MFK)	30,230,775	388,622,112	398,441,610
MFS VIT II Growth Portfolio I Class Sub-Account (EGS)	6,410,613	104,344,195	142,507,935
MFS VIT II Growth Portfolio S Class Sub-Account (MFF)	560,462	9,595,259	12,234,879
MFS VIT II High Yield Portfolio I Class Sub-Account (HYS)	16,751,274	92,780,714	99,837,593
MFS VIT II High Yield Portfolio S Class Sub-Account (MFC)	15,079,130	77,877,823	89,117,660
MFS VIT II International Growth Portfolio I Class Sub-Account (IGS)	4,834,265	70,370,220	66,954,565
MFS VIT II International Growth Portfolio S Class Sub-Account (IG1)	1,975,943	24,088,944	27,188,979
MFS VIT II International Value Portfolio I Class Sub-Account (MII)	3,562,297	62,493,472	55,536,209
MFS VIT II International Value Portfolio S Class Sub-Account (MI1)	12,487,130	196,657,403	192,676,418

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MIS)	32,782,077	$ 322,890,565	$ 374,699,136
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (M1B)	5,615,125	56,155,336	63,675,518
MFS VIT II Mid Cap Growth Portfolio I Class Sub-Account (MCS)	4,147,508	22,645,592	24,926,521
MFS VIT II Mid Cap Growth Portfolio S Class Sub-Account (MC1)	2,559,441	11,803,976	15,075,107
MFS VIT II Money Market Portfolio I Class Sub-Account (MMS)	114,259,520	114,259,520	114,259,520
MFS VIT II Money Market Portfolio S Class Sub-Account (MM1)	158,409,472	158,409,472	158,409,472
MFS VIT II New Discovery Portfolio I Class Sub-Account (NWD)	3,713,279	49,750,742	69,178,393
MFS VIT II New Discovery Portfolio S Class Sub-Account (M1A)	4,416,127	50,710,863	80,064,377
MFS VIT II Research International Portfolio I Class Sub-Account (RIS)	3,085,941	52,631,448	42,246,531
MFS VIT II Research International Portfolio S Class Sub-Account (RI1)	8,387,443	120,858,445	113,398,226
MFS VIT II Strategic Income Portfolio I Class Sub-Account (SIS)	3,958,664	37,173,820	39,072,014
MFS VIT II Strategic Income Portfolio S Class Sub-Account (SI1)	1,069,561	9,884,400	10,492,399
MFS VIT II Technology Portfolio I Class Sub-Account (TEC)	2,316,999	12,417,165	15,848,273
MFS VIT II Technology Portfolio S Class Sub-Account (TE1)	266,699	1,391,470	1,776,216
MFS VIT II Total Return Portfolio I Class Sub-Account (TRS)	30,299,814	529,884,767	508,127,878
MFS VIT II Total Return Portfolio S Class Sub-Account (MFJ)	43,645,595	747,269,820	724,953,338
MFS VIT II Utilities Portfolio I Class Sub-Account (UTS)	7,674,537	150,023,474	166,076,989
MFS VIT II Utilities Portfolio S Class Sub-Account (MFE)	5,204,495	101,359,327	111,480,282
MFS VIT II Value Portfolio I Class Sub-Account (MVS)	8,803,996	138,394,696	122,463,581
MFS VIT II Value Portfolio S Class Sub-Account (MV1)	15,919,428	197,373,226	219,528,910
Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account (VKM)	1,214,763	11,614,620	14,589,309
Oppenheimer Balanced Fund/VA (Service Shares) Sub-Account (OBV)	1,161,088	10,596,143	13,178,352
Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account (OCA)	658,017	23,273,557	26,314,089
Oppenheimer Global Securities Fund/VA (Service Shares) Sub-Account (OGG)	1,095,755	29,421,613	32,916,492
Oppenheimer Main Street Fund/VA (Service Shares) Sub-Account (OMG)	22,738,865	461,150,146	470,921,894
Oppenheimer Main Street Small Cap Fund/VA (Service Shares) Sub-Account (OMS)	657,318	9,930,802	11,503,067
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (PRA)	510,100	5,482,870	5,600,897
PIMCO VIT CommodityRealReturn Strategy Portfolio Admin Class Sub-Account (PCR)	8,262,917	65,328,185	74,448,884
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PMB)	1,780,893	22,682,319	24,113,288
PIMCO VIT Global Multi-Asset Portfolio Advisor Class Sub-Account (6TT)	48,503,704	585,638,198	616,967,109
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (PRR)	9,047,948	111,937,926	118,890,037
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (PTR)	37,925,327	405,082,900	420,212,628
SC AllianceBernstein International Value Fund (Service Class) Sub-Account (3XX)	288,965	2,729,606	2,915,660
SC BlackRock Inflation Protected Bond Fund (Service Class) Sub-Account (5XX)	14,031,984	146,432,906	148,879,348
SC BlackRock International Index Fund Service Sub-Account (SBI)	104	1,073	1,073
SC BlackRock Large Cap Index Fund (Service Class) Sub-Account (SSA)	1,609,469	12,762,109	15,434,805
SC BlackRock Small Cap Index Fund (Service Class) Sub-Account (VSC)	9,786,627	85,823,337	126,736,815
SC Columbia Small Cap Value Fund Service Sub-Account (2XX)	1,036,681	10,220,733	11,548,624
SC Davis Venture Value Fund (Service Class) Sub-Account (SVV)	20,394,433	184,883,905	245,752,915

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
SC Goldman Sachs Mid Cap Value Fund (Initial Class) Sub-Account (SGC)	6,766,134	$ 42,828,921	$ 63,939,969
SC Goldman Sachs Mid Cap Value Fund (Service Class) Sub-Account (S13)	2,632,053	21,134,369	24,767,620
SC Goldman Sachs Short Duration Fund (Initial Class) Sub-Account (SDC)	61,882,442	630,018,397	638,007,980
SC Goldman Sachs Short Duration Fund (Service Class) Sub-Account (S15)	13,573,110	138,317,456	139,938,767
SC Ibbotson Balanced Fund (Service Class) Sub-Account (7XX)	109,793,658	1,186,807,547	1,355,951,680
SC Ibbotson Conservative Fund (Service Class) Sub-Account (6XX)	60,241,499	635,179,040	710,247,275
SC Ibbotson Growth Fund (Service Class) Sub-Account (8XX)	43,910,552	450,044,013	547,564,582
SC Invesco Small Cap Growth Fund (Service Class) Sub-Account (1XX)	905,133	8,599,246	9,947,413
SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account (SLC)	43,364,966	253,773,439	366,000,311
SC Lord Abbett Growth & Income Fund (Service Class) Sub-Account (S12)	1,497,705	11,399,192	12,595,699
SC PIMCO High Yield Fund (Service Class) Sub-Account (S14)	3,072,010	27,804,270	30,197,858
SC PIMCO Total Return Fund (Service Class) Sub-Account (4XX)	38,383,729	430,476,908	444,483,583
SC WMC Blue Chip Mid Cap Fund (Service Class) Sub-Account (S16)	2,601,585	29,326,151	38,555,488
SC WMC Large Cap Growth Fund (Service Class) Sub-Account (LGF)	527,865	4,124,776	5,093,897
Sun Capital Global Real Estate Fund (Initial Class) Sub-Account (SC3)	482,636	4,002,779	5,521,361
Sun Capital Global Real Estate Fund (Service Class) Sub-Account (SRE)	10,489,612	100,346,584	132,274,013
Sun Capital Investment Grade Bond Fund (Service Class) Sub-Account (IGB)	12,612,553	115,178,053	119,314,751
Sun Capital Money Market Fund (Service Class) Sub-Account (CMM)	113,085,043	113,085,043	113,085,043
Wanger Select Fund Sub-Account (WTF)	32,091	477,283	930,311
Wanger USA Sub-Account (USC)	1,677	52,681	56,768
Total investments		14,686,794,223	16,146,292,961
Total assets
		$ 14,686,794,223	$ 16,146,292,961
Liabilities:
Payable to Sponsor			6,520,818
Total liabilities			$ 6,520,818
Net Assets			$ 16,139,772,143

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Net Assets:	Applicable to Owners of Deferred Variable Annuity Contracts		Reserve for Variable	Total
	Units	Value	Annuities	Value

AVB	5,293,494	$ 53,564,306	$ -	$ 53,564,306
AN4	1,092,105	9,392,167	-	9,392,167
IVB	11,190,095	81,416,221	-	81,416,221
9XX	47,908,911	619,370,616	-	619,370,616
NMT	3,338	41,663	-	41,663
MCC	14,342,386	138,247,246	18,229	138,265,475
NNG	11,218	130,018	-	130,018
CMG	2,712,649	28,087,424	-	28,087,424
NMI	1,076,458	13,809,157	-	13,809,157
CSC	1,022	13,175	-	13,175
FVB	5,329,715	58,332,583	-	58,332,583
FL1	22,219,731	226,649,086	-	226,649,086
F10	586,368	6,869,231	-	6,869,231
F15	2,690,154	31,790,466	-	31,790,466
F20	3,591,134	41,774,592	-	41,774,592
FVM	14,828,391	178,582,620	10,260	178,592,880
SGI	39,232,419	462,394,836	8,075	462,402,911
S17	5,771,387	56,433,177	-	56,433,177
ISC	10,453,432	108,775,441	-	108,775,441
FVS	2,184,543	44,577,096	5,951	44,583,047
SIC	2,596,931	31,584,484	-	31,584,484
FMS	18,142,945	269,662,651	5,018	269,667,669
TDM	3,730,450	60,721,370	4,156	60,725,526
FTI	15,268,978	273,554,667	97,826	273,652,493
FTG	2,323,981	35,600,674	-	35,600,674
HBF	773,084	9,572,118	-	9,572,118
HVD	381,299	3,761,330	-	3,761,330
HVG	105,400	815,820	-	815,820
HVI	135,007	1,103,265	-	1,103,265
HVE	579,008	4,914,149	-	4,914,149
HVM	5,537	49,237	-	49,237
HVC	131,381	1,289,234	-	1,289,234
HVS	462,023	5,028,611	-	5,028,611
HVN	53,652	389,238	-	389,238
HRS	288,049	2,215,321	-	2,215,321
HVR	150,620	1,220,000	-	1,220,000
HSS	463,805	4,587,826	-	4,587,826
VLC	2,754,884	24,645,773	-	24,645,773
VKU	2,638,485	29,230,936	-	29,230,936
VKC	541,345	5,813,854	-	5,813,854
LRE	5,546,175	61,493,993	-	61,493,993

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Net Assets (continued):	Applicable to Owners of Deferred Variable Annuity Contracts		Reserve for Variable	Total
	Units	Value	Annuities	Value

LA9	3,343,836	$ 50,931,478	$ 18,974	$ 50,950,452
LAV	3,240,001	48,288,792	-	48,288,792
MIT	21,182,508	327,659,404	1,468,495	329,127,899
MFL	12,022,072	168,133,924	60,917	168,194,841
BDS	5,106,265	93,466,126	329,248	93,795,374
MF7	9,260,297	138,787,129	1,892	138,789,021
RGS	8,499,280	109,584,134	291,393	109,875,527
RG1	3,339,426	34,689,136	7,341	34,696,477
EME	1,624,680	51,809,287	366,192	52,175,479
EM1	1,775,371	33,610,615	-	33,610,615
GGS	1,388,803	27,457,384	146,139	27,603,523
GG1	191,576	3,070,094	1,945	3,072,039
GGR	3,303,954	68,004,977	402,807	68,407,784
GG2	250,738	3,998,745	5,320	4,004,065
RES	8,120,608	137,238,597	807,627	138,046,224
RE1	1,162,208	16,212,395	2,981	16,215,376
GTR	3,630,317	82,577,047	605,850	83,182,897
GT2	35,771,466	374,025,127	5,460	374,030,587
GSS	9,796,211	181,773,929	648,187	182,422,116
MFK	31,563,214	398,102,809	308,057	398,410,866
EGS	11,164,178	141,642,480	625,868	142,268,348
MFF	922,817	12,234,367	-	12,234,367
HYS	4,992,117	98,884,316	510,484	99,394,800
MFC	5,362,310	89,036,633	71,275	89,107,908
IGS	3,754,249	66,596,964	264,788	66,861,752
IG1	2,080,737	27,188,090	-	27,188,090
MII	2,607,501	55,080,219	337,818	55,418,037
MI1	19,684,586	192,662,333	12,114	192,674,447
MIS	37,078,363	372,031,274	2,439,432	374,470,706
M1B	5,348,263	63,663,394	10,743	63,674,137
MCS	4,670,921	24,820,720	94,735	24,915,455
MC1	1,566,303	15,071,176	2,519	15,073,695
MMS	9,022,060	112,463,518	1,258,195	113,721,713
MM1	15,867,217	158,298,119	103,328	158,401,447
NWD	4,376,779	68,961,786	165,301	69,127,087
M1A	4,156,401	80,013,870	42,451	80,056,321
RIS	2,727,635	42,148,555	102,644	42,251,199
RI1	5,914,182	113,364,943	31,130	113,396,073
SIS	2,344,628	38,852,119	206,855	39,058,974
SI1	683,470	10,482,821	7,128	10,489,949
TEC	3,056,751	15,808,320	33,773	15,842,093

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Net Assets (continued):	Applicable to Owners of Deferred Variable Annuity Contracts		Reserve for Variable	Total
	Units	Value	Annuities	Value

TE1	160,111	$ 1,776,216	$ -	$ 1,776,216
TRS	22,491,979	502,694,885	3,849,935	506,544,820
MFJ	51,225,040	724,601,240	307,078	724,908,318
UTS	6,010,069	164,801,804	846,346	165,648,150
MFE	3,706,532	111,469,743	6,295	111,476,038
MVS	7,251,195	121,698,011	679,841	122,377,852
MV1	14,050,600	219,464,241	59,771	219,524,012
VKM	1,156,849	14,589,309	-	14,589,309
OBV	1,744,434	13,178,352	-	13,178,352
OCA	1,870,731	26,305,322	7,334	26,312,656
OGG	2,177,497	32,916,492	-	32,916,492
OMG	34,219,506	470,800,883	110,275	470,911,158
OMS	596,815	11,503,067	-	11,503,067
PRA	457,711	5,600,897	-	5,600,897
PCR	6,649,829	74,448,884	-	74,448,884
PMB	1,018,985	24,113,288	-	24,113,288
6TT	52,768,623	616,967,109	-	616,967,109
PRR	8,101,705	118,890,037	-	118,890,037
PTR	28,187,212	420,094,766	106,644	420,201,410
3XX	242,013	2,915,660	-	2,915,660
5XX	13,213,863	148,879,348	-	148,879,348
SBI	107	1,073	-	1,073
SSA	1,555,115	15,434,805	-	15,434,805
VSC	12,976,175	126,719,252	15,525	126,734,777
2XX	809,572	11,548,624	-	11,548,624
SVV	27,094,644	245,733,584	17,607	245,751,191
SGC	6,122,866	63,916,923	19,845	63,936,768
S13	2,387,778	24,767,620	-	24,767,620
SDC	61,117,799	637,888,224	113,353	638,001,577
S15	13,481,729	139,938,767	-	139,938,767
7XX	100,466,095	1,355,951,680	-	1,355,951,680
6XX	56,794,830	710,247,154	-	710,247,154
8XX	38,504,662	547,564,582	-	547,564,582
1XX	690,018	9,947,413	-	9,947,413
SLC	37,839,785	365,860,534	124,339	365,984,873
S12	1,310,468	12,595,699	-	12,595,699
S14	2,507,888	30,197,858	-	30,197,858
4XX	37,284,808	444,483,583	-	444,483,583
S16	3,345,323	38,555,488	-	38,555,488
LGF	569,042	5,093,897	-	5,093,897

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010
Net Assets (continued):	Applicable to Owners of Deferred Variable Annuity Contracts		Reserve for Variable	Total
	Units	Value	Annuities	Value

SC3	320,946	$ 5,516,175	$ 4,294	$ 5,520,469
SRE	10,929,593	132,246,719	25,392	132,272,111
IGB	10,165,312	119,314,751	-	119,314,751
CMM	11,093,798	112,984,159	91,333	113,075,492
WTF	62,686	930,311	-	930,311
USC	4,696	56,768	-	56,768

Total net assets		$ 16,121,438,015	$ 18,334,128	$ 16,139,772,143

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

	AVB	AN4	IVB
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,142,615	$ 147,152	$ 2,104,207

Expenses:
Mortality and expense risk charges	(701,342)	(124,092)	(1,197,195)
Distribution and administrative expense charges	(84,161)	(14,891)	(143,663)
Net investment income	357,112	8,169	763,349

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	774,286	448,924	(4,456,313)
Realized gain distributions	-	-	-
Net realized gains (losses)	774,286	448,924	(4,456,313)

Net change in unrealized appreciation/ depreciation	3,058,601	404,851	6,366,183

Net realized and change in unrealized gains	3,832,887	853,775	1,909,870

Increase in net assets from operations	$ 4,189,999	$ 861,944	$ 2,673,219

	9XX	NMT	MCC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 6,505,981	$ -	$ -

Expenses:
Mortality and expense risk charges	(7,697,946)	(662)	(1,989,954)
Distribution and administrative expense charges	(923,754)	(79)	(238,795)
Net investment loss	(2,115,719)	(741)	(2,228,749)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	5,485,260	(3,476)	(8,064,348)
Realized gain distributions	3,533,820	-	-
Net realized gains (losses)	9,019,080	(3,476)	(8,064,348)

Net change in unrealized appreciation/ depreciation	37,649,178	9,421	29,598,662

Net realized and change in unrealized gains	46,668,258	5,945	21,534,314

Increase in net assets from operations	$ 44,552,539	$ 5,204	$ 19,305,565

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	NNG	CMG	NMI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 138	$ 10,967	$ 88,085

Expenses:
Mortality and expense risk charges	(1,946)	(378,499)	(199,576)
Distribution and administrative expense charges	(234)	(45,420)	(23,949)
Net investment loss	(2,042)	(412,952)	(135,440)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	1,135	(598,093)	(741,559)
Realized gain distributions	-	-	-
Net realized gains (losses)	1,135	(598,093)	(741,559)

Net change in unrealized appreciation/ depreciation	23,272	5,671,398	2,191,586

Net realized and change in unrealized gains	24,407	5,073,305	1,450,027

Increase in net assets from operations	$ 22,365	$ 4,660,353	$ 1,314,587

	CSC	FVB	FL1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 105	$ 813,318	$ 2,122,925

Expenses:
Mortality and expense risk charges	(151)	(768,866)	(3,056,984)
Distribution and administrative expense charges	(18)	(92,264)	(366,838)
Net investment loss	(64)	(47,812)	(1,300,897)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(528)	291,895	2,007,813
Realized gain distributions	-	302,136	97,157
Net realized (losses) gains	(528)	594,031	2,104,970

Net change in unrealized appreciation/ depreciation	2,943	7,459,506	29,857,302

Net realized and change in unrealized gains	2,415	8,053,537	31,962,272

Increase in net assets from operations	$ 2,351	$ 8,005,725	$ 30,661,375

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	F10	F15	F20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 127,392	$ 589,522	$ 785,021

Expenses:
Mortality and expense risk charges	(115,079)	(448,621)	(591,359)
Distribution and administrative expense charges	(13,810)	(53,835)	(70,963)
Net investment (loss) income	(1,497)	87,066	122,699

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	30,389	(574,695)	(1,089,400)
Realized gain distributions	133,965	368,169	313,835
Net realized gains (losses)	164,354	(206,526)	(775,565)

Net change in unrealized appreciation/ depreciation	576,267	3,235,744	5,261,382

Net realized and change in unrealized gains	740,621	3,029,218	4,485,817

Increase in net assets from operations	$ 739,124	$ 3,116,284	$ 4,608,516

	FVM	SGI	S17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 197,599	$ 7,523,779	$ 1,158,208

Expenses:
Mortality and expense risk charges	(2,455,056)	(5,722,626)	(840,459)
Distribution and administrative expense charges	(294,607)	(686,715)	(100,855)
Net investment (loss) income	(2,552,064)	1,114,438	216,894

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(8,083,616)	(3,607,177)	(1,486,482)
Realized gain distributions	527,344	-	4,338
Net realized losses	(7,556,272)	(3,607,177)	(1,482,144)

Net change in unrealized appreciation/ depreciation	49,071,969	67,514,207	5,832,637

Net realized and change in unrealized gains	41,515,697	63,907,030	4,350,493

Increase in net assets from operations	$ 38,963,633	$ 65,021,468	$ 4,567,387

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	ISC	FVS	SIC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 6,143,002	$ 310,329	$ 1,183,961

Expenses:
Mortality and expense risk charges	(1,397,325)	(613,380)	(399,516)
Distribution and administrative expense charges	(167,679)	(73,606)	(47,942)
Net investment income (loss)	4,577,998	(376,657)	736,503

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(2,369,295)	(2,841,191)	333,818
Realized gain distributions	-	-	-
Net realized (losses) gains	(2,369,295)	(2,841,191)	333,818

Net change in unrealized appreciation/ depreciation	7,885,079	12,739,521	1,188,070

Net realized and change in unrealized gains	5,515,784	9,898,330	1,521,888

Increase in net assets from operations	$ 10,093,782	$ 9,521,673	$ 2,258,391

	FMS	TDM	FTI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,050,632	$ 964,481	$ 5,418,792

Expenses:
Mortality and expense risk charges	(3,814,434)	(894,602)	(4,317,605)
Distribution and administrative expense charges	(457,732)	(107,352)	(518,113)
Net investment (loss) income	(221,534)	(37,473)	583,074

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(9,145,559)	(6,463,039)	(20,231,941)
Realized gain distributions	-	-	-
Net realized losses	(9,145,559)	(6,463,039)	(20,231,941)

Net change in unrealized appreciation/ depreciation	32,507,348	15,101,002	36,729,845

Net realized and change in unrealized gains	23,361,789	8,637,963	16,497,904

Increase in net assets from operations	$ 23,140,255	$ 8,600,490	$ 17,080,978

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	FTG	HBF	HVD
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 447,094	$ 7,578	$ 140,895

Expenses:
Mortality and expense risk charges	(511,862)	(87,806)	(44,471)
Distribution and administrative expense charges	(61,423)	(10,537)	(5,337)
Net investment (loss) income	(126,191)	(90,765)	91,087

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(3,734,745)	45,070	27,079
Realized gain distributions	-	-	-
Net realized (losses) gains	(3,734,745)	45,070	27,079

Net change in unrealized appreciation/ depreciation	5,750,714	677,008	285,516

Net realized and change in unrealized gains	2,015,969	722,078	312,595

Increase in net assets from operations	$ 1,889,778	$ 631,313	$ 403,682

	HVG	HVI	HVE
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,040	$ 28,516	$ 55,697

Expenses:
Mortality and expense risk charges	(8,384)	(14,006)	(58,291)
Distribution and administrative expense charges	(1,006)	(1,681)	(6,995)
Net investment (loss) income	(8,350)	12,829	(9,589)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(20,664)	(11,333)	230
Realized gain distributions	-	-	-
Net realized (losses) gains	(20,664)	(11,333)	230

Net change in unrealized appreciation/ depreciation	102,343	99,542	400,651

Net realized and change in unrealized gains	81,679	88,209	400,881

Increase in net assets from operations	$ 73,329	$ 101,038	$ 391,292

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	HVM	HVC	HVS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 378	$ 7,844	$ 72,555

Expenses:
Mortality and expense risk charges	(652)	(17,358)	(38,277)
Distribution and administrative expense charges	(78)	(2,083)	(4,593)
Net investment (loss) income	(352)	(11,597)	29,685

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(306)	11,669	6,696
Realized gain distributions	-	-	-
Net realized (losses) gains	(306)	11,669	6,696

Net change in unrealized appreciation/ depreciation	6,148	233,987	12,648

Net realized and change in unrealized gains	5,842	245,656	19,344

Increase in net assets from operations	$ 5,490	$ 234,059	$ 49,029

	HVN	HRS	HVR
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 371	$ 3,906	$ 11,883

Expenses:
Mortality and expense risk charges	(5,290)	(21,941)	(13,150)
Distribution and administrative expense charges	(635)	(2,633)	(1,578)
Net investment loss	(5,554)	(20,668)	(2,845)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(6,370)	31,869	15,243
Realized gain distributions	-	-	-
Net realized (losses) gains	(6,370)	31,869	15,243

Net change in unrealized appreciation/ depreciation	61,907	325,885	55,052

Net realized and change in unrealized gains	55,537	357,754	70,295

Increase in net assets from operations	$ 49,983	$ 337,086	$ 67,450

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	HSS	VLC[13]	VKU[10]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 16,555	$ 26,185	$ 483,285

Expenses:
Mortality and expense risk charges	(50,815)	(320,819)	(367,032)
Distribution and administrative expense charges	(6,098)	(38,498)	(44,044)
Net investment (loss) income	(40,358)	(333,132)	72,209

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	294,505	(971,517)	560,020
Realized gain distributions	-	-	-
Net realized gains (losses)	294,505	(971,517)	560,020

Net change in unrealized appreciation/ depreciation	748,154	4,196,691	1,969,610

Net realized and change in unrealized gains	1,042,659	3,225,174	2,529,630

Increase in net assets from operations	$ 1,002,301	$ 2,892,042	$ 2,601,839

	VKC[12]	LRE	LA9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 36,881	$ 652,926	$ -

Expenses:
Mortality and expense risk charges	(67,157)	(715,389)	(776,012)
Distribution and administrative expense charges	(8,059)	(85,847)	(93,121)
Net investment loss	(38,335)	(148,310)	(869,133)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	507,015	2,403,644	1,281,383
Realized gain distributions	-	-	279,043
Net realized gains	507,015	2,403,644	1,560,426

Net change in unrealized appreciation/ depreciation	447,776	7,193,278	9,152,488

Net realized and change in unrealized gains	954,791	9,596,922	10,712,914

Increase in net assets from operations	$ 916,456	$ 9,448,612	$ 9,843,781

13 Effective June 1, 2010, VLC Sub-Account changed its name from Van Kampen LIT Comstock Portfolio II.

10 Effective June 1, 2010, VKU Sub-Account changed its name from Van Kampen UIF Equity & Income Class II.

12 Effective June 1, 2010, VKC Sub-Account changed its name from Van Kampen UIF U.S. Mid Cap Value Portfolio II.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	LAV[1]	MIT	MFL
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 136,245	$ 5,745,823	$ 2,627,643

Expenses:
Mortality and expense risk charges	(667,990)	(4,058,627)	(2,626,955)
Distribution and administrative expense charges	(80,159)	(487,035)	(315,235)
Net investment (loss) income	(611,904)	1,200,161	(314,547)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	170,620	(1,890,102)	(868,876)
Realized gain distributions	-	-	-
Net realized gains (losses)	170,620	(1,890,102)	(868,876)

Net change in unrealized appreciation/ depreciation	7,575,694	45,141,510	23,909,406

Net realized and change in unrealized gains	7,746,314	43,251,408	23,040,530

Increase in net assets from operations	$ 7,134,410	$ 44,451,569	$ 22,725,983

	BDS	MF7	RGS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,091,548	$ 4,622,069	$ 1,187,398

Expenses:
Mortality and expense risk charges	(1,209,918)	(1,696,612)	(1,341,693)
Distribution and administrative expense charges	(145,190)	(203,593)	(161,003)
Net investment income (loss)	2,736,440	2,721,864	(315,298)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	185,705	1,417,488	(5,305,584)
Realized gain distributions	-	-	-
Net realized gains (losses)	185,705	1,417,488	(5,305,584)

Net change in unrealized appreciation/ depreciation	5,482,332	5,402,593	20,867,477

Net realized and change in unrealized gains	5,668,037	6,820,081	15,561,893

Increase in net assets from operations	$ 8,404,477	$ 9,541,945	$ 15,246,595

1 Effective May 3, 2010, LAV Sub-Account changed its name from Lord Abbett Series Fund - All Value Portfolio VC.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	RG1	EME	EM1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 296,470	$ 328,749	$ 145,948

Expenses:
Mortality and expense risk charges	(473,047)	(594,842)	(387,067)
Distribution and administrative expense charges	(56,766)	(71,381)	(46,448)
Net investment loss	(233,343)	(337,474)	(287,567)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(1,989,290)	(4,529,739)	208,109
Realized gain distributions	-	-	-
Net realized (losses) gains	(1,989,290)	(4,529,739)	208,109

Net change in unrealized appreciation/ depreciation	6,841,914	14,340,213	5,472,939

Net realized and change in unrealized gains	4,852,624	9,810,474	5,681,048

Increase in net assets from operations	$ 4,619,281	$ 9,473,000	$ 5,393,481

	GGS	GG1	GGR
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 517,893

Expenses:
Mortality and expense risk charges	(356,415)	(44,097)	(826,038)
Distribution and administrative expense charges	(42,770)	(5,292)	(99,125)
Net investment loss	(399,185)	(49,389)	(407,270)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(408,403)	(48,851)	3,071,738
Realized gain distributions	225,960	24,985	-
Net realized (losses) gains	(182,443)	(23,866)	3,071,738

Net change in unrealized appreciation/ depreciation	1,427,904	154,545	3,547,131

Net realized and change in unrealized gains	1,245,461	130,679	6,618,869

Increase in net assets from operations	$ 846,276	$ 81,290	$ 6,211,599

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	GG2	RES	RE1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 24,094	$ 1,847,713	$ 185,923

Expenses:
Mortality and expense risk charges	(60,770)	(1,672,289)	(230,212)
Distribution and administrative expense charges	(7,292)	(200,675)	(27,625)
Net investment loss	(43,968)	(25,251)	(71,914)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	260,069	1,071,512	135,897
Realized gain distributions	-	-	-
Net realized gains	260,069	1,071,512	135,897

Net change in unrealized appreciation/ depreciation	124,591	12,732,144	1,562,516

Net realized and change in unrealized gains	384,660	13,803,656	1,698,413

Increase in net assets from operations	$ 340,692	$ 13,778,405	$ 1,626,499

	GTR[2]	GT2[3]	GSS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 676,053	$ 530,513	$ 7,070,724

Expenses:
Mortality and expense risk charges	(1,071,602)	(2,300,336)	(2,465,153)
Distribution and administrative expense charges	(128,592)	(276,040)	(295,818)
Net investment (loss) income	(524,141)	(2,045,863)	4,309,753

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(2,722,457)	(803,343)	2,089,696
Realized gain distributions	-	-	-
Net realized (losses) gains	(2,722,457)	(803,343)	2,089,696

Net change in unrealized appreciation/ depreciation	6,496,978	13,370,121	232,090

Net realized and change in unrealized gains	3,774,521	12,566,778	2,321,786

Increase in net assets from operations	$ 3,250,380	$ 10,520,915	$ 6,631,539

2 Effective February, 8, 2010, GTR Sub-Account changes its name from MFS Global Total Return Class I.

3 Effective February, 8, 2010, GT2 Sub-Account changes its name from MFS Global Total Return Class S.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	MFK	EGS	MFF
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 13,199,464	$ 115,852	$ -

Expenses:
Mortality and expense risk charges	(5,803,519)	(1,711,664)	(168,828)
Distribution and administrative expense charges	(696,422)	(205,400)	(20,259)
Net investment income (loss)	6,699,523	(1,801,212)	(189,087)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	3,863,911	3,163,874	623,831
Realized gain distributions	-	-	-
Net realized gains	3,863,911	3,163,874	623,831

Net change in unrealized appreciation/ depreciation	(95,451)	16,591,684	1,023,518

Net realized and change in unrealized gains	3,768,460	19,755,558	1,647,349

Increase in net assets from operations	$ 10,467,983	$ 17,954,346	$ 1,458,262

	HYS	MFC	IGS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 9,244,484	$ 8,443,554	$ 577,097

Expenses:
Mortality and expense risk charges	(1,241,198)	(1,377,326)	(829,898)
Distribution and administrative expense charges	(148,944)	(165,279)	(99,588)
Net investment income (loss)	7,854,342	6,900,949	(352,389)

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(5,220,494)	(3,141,410)	(4,415,102)
Realized gain distributions	-	-	-
Net realized losses	(5,220,494)	(3,141,410)	(4,415,102)

Net change in unrealized appreciation/ depreciation	10,196,832	7,457,171	12,746,238

Net realized and change in unrealized gains	4,976,338	4,315,761	8,331,136

Increase in net assets from operations	$ 12,830,680	$ 11,216,710	$ 7,978,747

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	IG1	MII	MI1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 165,012	$ 881,837	$ 2,547,434

Expenses:
Mortality and expense risk charges	(355,976)	(690,266)	(2,778,049)
Distribution and administrative expense charges	(42,717)	(82,832)	(333,366)
Net investment (loss) income	(233,681)	108,739	(563,981)

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(1,661,309)	(2,475,757)	(7,525,535)
Realized gain distributions	-	-	-
Net realized losses	(1,661,309)	(2,475,757)	(7,525,535)

Net change in unrealized appreciation/ depreciation	4,961,500	6,171,841	21,107,265

Net realized and change in unrealized gains	3,300,191	3,696,084	13,581,730

Increase in net assets from operations	$ 3,066,510	$ 3,804,823	$ 13,017,749

	MIS	M1B	MCS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,117,855	$ 65,267	$ -

Expenses:
Mortality and expense risk charges	(4,591,244)	(969,540)	(277,988)
Distribution and administrative expense charges	(550,949)	(116,345)	(33,359)
Net investment loss	(4,024,338)	(1,020,618)	(311,347)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	4,920,662	614,017	(604,551)
Realized gain distributions	-	-	-
Net realized gains (losses)	4,920,662	614,017	(604,551)

Net change in unrealized appreciation/ depreciation	38,176,157	6,942,527	6,160,747

Net realized and change in unrealized gains	43,096,819	7,556,544	5,556,196

Increase in net assets from operations	$ 39,072,481	$ 6,535,926	$ 5,244,849

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	MC1	MMS	MM1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 30	$ 37

Expenses:
Mortality and expense risk charges	(216,485)	(1,619,720)	(2,574,993)
Distribution and administrative expense charges	(25,978)	(194,366)	(308,999)
Net investment loss	(242,463)	(1,814,056)	(2,883,955)

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(509,620)	-	-
Realized gain distributions	-	-	-
Net realized losses	(509,620)	-	-

Net change in unrealized appreciation/ depreciation	4,305,962	-	-

Net realized and change in unrealized gains	3,796,342	-	-

Increase (decrease) in net assets from operations	$ 3,553,879	$ (1,814,056)	$ (2,883,955)

	NWD	M1A	RIS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 560,147

Expenses:
Mortality and expense risk charges	(810,887)	(1,236,635)	(532,886)
Distribution and administrative expense charges	(97,306)	(148,396)	(63,946)
Net investment loss	(908,193)	(1,385,031)	(36,685)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	2,681,838	(1,076,462)	(3,319,974)
Realized gain distributions	-	-	-
Net realized gains (losses)	2,681,838	(1,076,462)	(3,319,974)

Net change in unrealized appreciation/ depreciation	17,195,895	26,206,763	6,741,449

Net realized and change in unrealized gains	19,877,733	25,130,301	3,421,475

Increase in net assets from operations	$ 18,969,540	$ 23,745,270	$ 3,384,790

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	RI1	SIS	SI1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,287,244	$ 2,118,726	$ 571,435

Expenses:
Mortality and expense risk charges	(1,711,738)	(504,678)	(154,689)
Distribution and administrative expense charges	(205,408)	(60,561)	(18,563)
Net investment (loss) income	(629,902)	1,553,487	398,183

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(15,817,810)	(596,207)	(217,778)
Realized gain distributions	-	-	-
Net realized losses	(15,817,810)	(596,207)	(217,778)

Net change in unrealized appreciation/ depreciation	25,553,954	2,358,826	710,294

Net realized and change in unrealized gains	9,736,144	1,762,619	492,516

Increase in net assets from operations	$ 9,106,242	$ 3,316,106	$ 890,699

	TEC	TE1	TRS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 14,204,400

Expenses:
Mortality and expense risk charges	(185,433)	(23,060)	(6,366,682)
Distribution and administrative expense charges	(22,252)	(2,767)	(764,002)
Net investment (loss) income	(207,685)	(25,827)	7,073,716

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	617,770	119,729	(9,321,443)
Realized gain distributions	-	-	-
Net realized gains (losses)	617,770	119,729	(9,321,443)

Net change in unrealized appreciation/ depreciation	2,121,114	166,829	43,345,284

Net realized and change in unrealized gains	2,738,884	286,558	34,023,841

Increase in net assets from operations	$ 2,531,199	$ 260,731	$ 41,097,557

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	MFJ	UTS	MFE
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 18,650,237	$ 5,259,673	$ 3,197,141

Expenses:
Mortality and expense risk charges	(10,984,961)	(2,050,265)	(1,556,119)
Distribution and administrative expense charges	(1,318,195)	(246,032)	(186,734)
Net investment income	6,347,081	2,963,376	1,454,288

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(24,595,166)	10,509,303	(7,930,782)
Realized gain distributions	-	-	-
Net realized (losses) gains	(24,595,166)	10,509,303	(7,930,782)

Net change in unrealized appreciation/ depreciation	73,206,441	4,886,592	18,283,727

Net realized and change in unrealized gains	48,611,275	15,395,895	10,352,945

Increase in net assets from operations	$ 54,958,356	$ 18,359,271	$ 11,807,233

	MVS	MV1	VKM[11]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,690,882	$ 2,559,020	$ -

Expenses:
Mortality and expense risk charges	(1,538,779)	(3,160,512)	(161,861)
Distribution and administrative expense charges	(184,653)	(379,261)	(19,423)
Net investment loss	(32,550)	(980,753)	(181,284)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(3,060,919)	(12,070,497)	1,441,328
Realized gain distributions	-	-	-
Net realized (losses) gains	(3,060,919)	(12,070,497)	1,441,328

Net change in unrealized appreciation/ depreciation	14,394,902	32,476,805	1,601,633

Net realized and change in unrealized gains	11,333,983	20,406,308	3,042,961

Increase in net assets from operations	$ 11,301,433	$ 19,425,555	$ 2,861,677
11 Effective June 1, 2010, VKM Sub-Account changed its name from Van Kampen UIF Mid Cap Growth Portfolio (Class II).

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	OBV	OCA	OGG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 153,352	$ -	$ 368,514

Expenses:
Mortality and expense risk charges	(191,446)	(408,171)	(472,222)
Distribution and administrative expense charges	(22,974)	(48,981)	(56,667)
Net investment loss	(61,068)	(457,152)	(160,375)

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(231,357)	(647,622)	(2,664,369)
Realized gain distributions	-	-	-
Net realized losses	(231,357)	(647,622)	(2,664,369)

Net change in unrealized appreciation/ depreciation	1,587,695	2,963,015	6,864,537

Net realized and change in unrealized gains	1,356,338	2,315,393	4,200,168

Increase in net assets from operations	$ 1,295,270	$ 1,858,241	$ 4,039,793

	OMG	OMS	PRA
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 4,307,111	$ 45,456	$ 356,824

Expenses:
Mortality and expense risk charges	(7,298,755)	(176,076)	(76,597)
Distribution and administrative expense charges	(875,851)	(21,129)	(9,192)
Net investment (loss) income	(3,867,495)	(151,749)	271,035

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(22,696,273)	(650,000)	(47,805)
Realized gain distributions	-	-	-
Net realized losses	(22,696,273)	(650,000)	(47,805)

Net change in unrealized appreciation/ depreciation	87,193,750	2,869,798	259,295

Net realized and change in unrealized gains	64,497,477	2,219,798	211,490

Increase in net assets from operations	$ 60,629,982	$ 2,068,049	$ 482,525

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	PCR	PMB	6TT
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 9,669,338	$ 976,353	$ 13,267,706

Expenses:
Mortality and expense risk charges	(955,553)	(308,715)	(4,275,507)
Distribution and administrative expense charges	(114,666)	(37,046)	(513,061)
Net investment income	8,599,119	630,592	8,479,138

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(8,915,019)	(2,675)	269,391
Realized gain distributions	1,239,271	-	1,452,011
Net realized (losses) gains	(7,675,748)	(2,675)	1,721,402

Net change in unrealized appreciation/ depreciation	12,790,780	1,162,235	31,259,794

Net realized and change in unrealized gains	5,115,032	1,159,560	32,981,196

Increase in net assets from operations	$ 13,714,151	$ 1,790,152	$ 41,460,334

	PRR	PTR	3XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,732,703	$ 10,022,609	$ 164

Expenses:
Mortality and expense risk charges	(1,842,919)	(6,377,091)	(31,264)
Distribution and administrative expense charges	(221,150)	(765,251)	(3,752)
Net investment (loss) income	(331,366)	2,880,267	(34,852)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	139,896	5,665,215	60,686
Realized gain distributions	993,994	11,913,179	40,267
Net realized gains	1,133,890	17,578,394	100,953

Net change in unrealized appreciation/ depreciation	6,519,698	4,843,793	74,008

Net realized and change in unrealized gains	7,653,588	22,422,187	174,961

Increase in net assets from operations	$ 7,322,222	$ 25,302,454	$ 140,109

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	5XX	SBI[4]	SSA[8]
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,107,686	$ -	$ -

Expenses:
Mortality and expense risk charges	(1,673,822)	-	(190,976)
Distribution and administrative expense charges	(200,859)	-	(22,917)
Net investment loss	(766,995)	-	(213,893)

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	986,390	-	(717,686)
Realized gain distributions	1,239,331	-	23,539
Net realized gains (losses)	2,225,721	-	(694,147)

Net change in unrealized appreciation/ depreciation	1,442,945	-	2,775,001

Net realized and change in unrealized gains	3,668,666	-	2,080,854

Increase in net assets from operations	$ 2,901,671	$ -	$ 1,866,961

	VSC[9]	2XX6	SVV
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 146,493	$ -	$ 539,172

Expenses:
Mortality and expense risk charges	(1,885,402)	(127,156)	(3,383,694)
Distribution and administrative expense charges	(226,248)	(15,259)	(406,043)
Net investment loss	(1,965,157)	(142,415)	(3,250,565)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(1,773,741)	840,435	(2,938,574)
Realized gain distributions	-	755,903	-
Net realized (losses) gains	(1,773,741)	1,596,338	(2,938,574)

Net change in unrealized appreciation/ depreciation	29,920,133	326,744	30,931,191

Net realized and change in unrealized gains	28,146,392	1,923,082	27,992,617

Increase in net assets from operations	$ 26,181,235	$ 1,780,667	$ 24,742,052

4 Commencement of operations in 2006; first activity in 2010.

6 Effective May 3, 2010, 2XX Sub-Account changed its name from SC Dreman Small Cap Value Fund.

8 Effective November 15, 2010, SSA Sub-Account changed its name from SC Oppenheimer Large Cap Core Fund S Class.

9 Effective November 15, 2010, VSC Sub-Account changed its name from SC Oppenheimer Main Street Small Cap Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	SGC	S13	SDC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ -	$ 9,669,801

Expenses:
Mortality and expense risk charges	(976,190)	(319,568)	(9,885,438)
Distribution and administrative expense charges	(117,143)	(38,348)	(1,186,253)
Net investment loss	(1,093,333)	(357,916)	(1,401,890)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	6,322,789	1,424,352	2,361,483
Realized gain distributions	1,455,591	507,018	648,828
Net realized gains	7,778,380	1,931,370	3,010,311

Net change in unrealized appreciation/ depreciation	4,836,249	2,266,958	2,927,552

Net realized and change in unrealized gains	12,614,629	4,198,328	5,937,863

Increase in net assets from operations	$ 11,521,296	$ 3,840,412	$ 4,535,973

	S15	7XX	6XX7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 1,444,353	$ 9,155,610	$ 7,023,571

Expenses:
Mortality and expense risk charges	(1,777,797)	(13,711,826)	(7,954,819)
Distribution and administrative expense charges	(213,336)	(1,645,419)	(954,578)
Net investment loss	(546,780)	(6,201,635)	(1,885,826)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	606,705	4,293,208	6,899,611
Realized gain distributions	129,751	5,872,150	3,529,721
Net realized gains	736,456	10,165,358	10,429,332

Net change in unrealized appreciation/ depreciation	173,076	102,385,089	36,964,375

Net realized and change in unrealized gains	909,532	112,550,447	47,393,707

Increase in net assets from operations	$ 362,752	$ 106,348,812	$ 45,507,881

7 Effective November 15, 2010, 6XX Sub-Account changed its name from SC Ibbotson Moderate Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	8XX	1XX5	SLC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 6,528,680	$ -	$ -

Expenses:
Mortality and expense risk charges	(7,312,399)	(113,896)	(5,576,129)
Distribution and administrative expense charges	(877,488)	(13,668)	(669,135)
Net investment loss	(1,661,207)	(127,564)	(6,245,264)

Net realized and change in unrealized gains:
Net realized gains on sale of shares	13,302,912	517,919	24,912,431
Realized gain distributions	5,220,963	665,186	14,785,095
Net realized gains	18,523,875	1,183,105	39,697,526

Net change in unrealized appreciation/ depreciation	40,077,164	773,936	18,847,795

Net realized and change in unrealized gains	58,601,039	1,957,041	58,545,321

Increase in net assets from operations	$ 56,939,832	$ 1,829,477	$ 52,300,057

	S12	S14	4XX
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 1,841,087	$ 6,574,644

Expenses:
Mortality and expense risk charges	(165,061)	(401,362)	(4,908,310)
Distribution and administrative expense charges	(19,807)	(48,163)	(588,997)
Net investment (loss) income	(184,868)	1,391,562	1,077,337

Net realized and change in unrealized gains:
Net realized gains on sale of shares	247,045	1,057,229	2,928,549
Realized gain distributions	477,686	189,528	1,271,603
Net realized gains	724,731	1,246,757	4,200,152

Net change in unrealized appreciation/ depreciation	878,144	(125,667)	9,675,165

Net realized and change in unrealized gains	1,602,875	1,121,090	13,875,317

Increase in net assets from operations	$ 1,418,007	$ 2,512,652	$ 14,952,654

5 Effective May 3, 2010, 1XX Sub-Account changed its name from SC AIM Small Cap Growth Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	S16	LGF	SC3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ -	$ 2,228	$ 640,240

Expenses:
Mortality and expense risk charges	(569,398)	(65,692)	(96,342)
Distribution and administrative expense charges	(68,328)	(7,883)	(11,561)
Net investment (loss) income	(637,726)	(71,347)	532,337

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(2,844,801)	(26,393)	(971,771)
Realized gain distributions	-	-	-
Net realized losses	(2,844,801)	(26,393)	(971,771)

Net change in unrealized appreciation/ depreciation	10,902,386	873,283	1,114,603

Net realized and change in unrealized gains	8,057,585	846,890	142,832

Increase in net assets from operations	$ 7,419,859	$ 775,543	$ 675,169

	SRE	IGB	CMM
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$ 12,927,973	$ 2,828,119	$ 25

Expenses:
Mortality and expense risk charges	(1,925,792)	(1,294,479)	(1,687,763)
Distribution and administrative expense charges	(231,095)	(155,338)	(202,532)
Net investment income (loss)	10,771,086	1,378,302	(1,890,270)

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(15,112,553)	148,135	-
Realized gain distributions	-	292,955	-
Net realized (losses) gains	(15,112,553)	441,090	-

Net change in unrealized appreciation/ depreciation	19,722,752	2,409,607	-

Net realized and change in unrealized gains	4,610,199	2,850,697	-

Increase (decrease) in net assets from operations	$ 15,381,285	$ 4,228,999	$ (1,890,270)

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	WTF	USC
	Sub-Account	Sub-Account
Income:
Dividend income	$ 5,744	$ -

Expenses:
Mortality and expense risk charges	(15,322)	(896)
Distribution and administrative expense charges	(1,839)	(107)
Net investment loss	(11,417)	(1,003)

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(18,543)	(787)
Realized gain distributions	-	-
Net realized losses	(18,543)	(787)

Net change in unrealized appreciation/ depreciation	252,417	12,177

Net realized and change in unrealized gains	233,874	11,390

Increase in net assets from operations	$ 222,457	$ 10,387

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	AVB Sub-Account		AN4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 357,112	$ (212,949)	$ 8,169	$ 56,401
Net realized gains (losses)	774,286	(666,874)	448,924	(378,429)
Net change in unrealized appreciation/depreciation	3,058,601	7,068,727	404,851	1,473,997
Net increase from operations	4,189,999	6,188,904	861,944	1,151,969

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	6,451,640	17,432,274	1,807,080	3,437,512
Transfers between Sub-Accounts
(including the Fixed Account), net	3,886,153	7,769,249	(902,828)	1,932,867
Withdrawals, surrenders, annuitizations
and contract charges	(3,007,755)	(724,383)	(228,238)	(134,315)
Net accumulation activity	7,330,038	24,477,140	676,014	5,236,064

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	7,330,038	24,477,140	676,014	5,236,064

Total increase in net assets	11,520,037	30,666,044	1,537,958	6,388,033

Net assets at beginning of year	42,044,269	11,378,225	7,854,209	1,466,176
Net assets at end of year	$ 53,564,306	$ 42,044,269	$ 9,392,167	$ 7,854,209

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	IVB Sub-Account		9XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 763,349	$ (498,774)	$ (2,115,719)	$ 2,773,162
Net realized (losses) gains	(4,456,313)	(21,575,378)	9,019,080	868,550
Net change in unrealized appreciation/depreciation	6,366,183	49,032,651	37,649,178	34,323,225
Net increase from operations	2,673,219	26,958,499	44,552,539	37,964,937

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	321,489	1,032,372	121,054,412	249,496,476
Transfers between Sub-Accounts
(including the Fixed Account), net	1,007,017	(8,667,798)	55,627,571	118,310,668
Withdrawals, surrenders, annuitizations
and contract charges	(5,406,780)	(4,395,033)	(19,854,071)	(4,634,589)
Net accumulation activity	(4,078,274)	(12,030,459)	156,827,912	363,172,555

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(4,078,274)	(12,030,459)	156,827,912	363,172,555

Total (decrease) increase in net assets	(1,405,055)	14,928,040	201,380,451	401,137,492

Net assets at beginning of year	82,821,276	67,893,236	417,990,165	16,852,673
Net assets at end of year	$ 81,416,221	$ 82,821,276	$ 619,370,616	$ 417,990,165

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	NMT Sub-Account		MCC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (741)	$ (811)	$ (2,228,749)	$ (2,058,179)
Net realized losses	(3,476)	(26,998)	(8,064,348)	(17,669,909)
Net change in unrealized appreciation/depreciation	9,421	31,619	29,598,662	50,970,680
Net increase from operations	5,204	3,810	19,305,565	31,242,592

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	1,897,319	5,099,222
Transfers between Sub-Accounts
(including the Fixed Account), net	(9,529)	(25,957)	(9,972,522)	(6,451,357)
Withdrawals, surrenders, annuitizations
and contract charges	(1,375)	(6,636)	(8,510,116)	(6,805,027)
Net accumulation activity	(10,904)	(32,593)	(16,585,319)	(8,157,162)

Annuitization Activity:
Annuitizations	-	-	4,530	1,433
Annuity payments and contract charges	-	-	(6,747)	-
Transfers between Sub-Accounts, net	-	-	-	(1,907)
Adjustments to annuity reserves	-	-	(1,107)	(684)
Net annuitization activity	-	-	(3,324)	(1,158)

Net decrease from contract owner transactions	(10,904)	(32,593)	(16,588,643)	(8,158,320)

Total (decrease) increase in net assets	(5,700)	(28,783)	2,716,922	23,084,272

Net assets at beginning of year	47,363	76,146	135,548,553	112,464,281
Net assets at end of year	$ 41,663	$ 47,363	$ 138,265,475	$ 135,548,553

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	NNG Sub-Account		CMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (2,042)	$ (1,430)	$ (412,952)	$ (246,504)
Net realized gains (losses)	1,135	(33,989)	(598,093)	(1,118,658)
Net change in unrealized appreciation/depreciation	23,272	53,076	5,671,398	5,633,501
Net increase from operations	22,365	17,657	4,660,353	4,268,339

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1	-	2,894,057	5,488,322
Transfers between Sub-Accounts
(including the Fixed Account), net	(5,520)	(79,890)	(907,131)	2,840,087
Withdrawals, surrenders, annuitizations
and contract charges	(494)	(475)	(1,401,239)	(1,014,343)
Net accumulation activity	(6,013)	(80,365)	585,687	7,314,066

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(6,013)	(80,365)	585,687	7,314,066

Total increase (decrease) in net assets	16,352	(62,708)	5,246,041	11,582,405

Net assets at beginning of year	113,666	176,374	22,841,383	11,258,978
Net assets at end of year	$ 130,018	$ 113,666	$ 28,087,424	$ 22,841,383

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	NMI Sub-Account		CSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (135,440)	$ 11,837	$ (64)	$ (63)
Net realized losses	(741,559)	(4,384,841)	(528)	(761)
Net change in unrealized appreciation/depreciation	2,191,586	7,531,739	2,943	2,927
Net increase from operations	1,314,587	3,158,735	2,351	2,103

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	930,583	2,226,003	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,091,138)	(22,396)	947	(220)
Withdrawals, surrenders, annuitizations
and contract charges	(766,573)	(600,955)	(56)	(47)
Net accumulation activity	(927,128)	1,602,652	891	(267)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(927,128)	1,602,652	891	(267)

Total increase in net assets	387,459	4,761,387	3,242	1,836

Net assets at beginning of year	13,421,698	8,660,311	9,933	8,097
Net assets at end of year	$ 13,809,157	$ 13,421,698	$ 13,175	$ 9,933

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	FVB Sub-Account		FL1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (47,812)	$ 166,837	$ (1,300,897)	$ (185,563)
Net realized gains (losses)	594,031	(2,235,475)	2,104,970	(5,469,305)
Net change in unrealized appreciation/depreciation	7,459,506	11,091,859	29,857,302	47,429,043
Net increase from operations	8,005,725	9,023,221	30,661,375	41,774,175

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	6,851,617	13,391,812	17,776,509	83,268,325
Transfers between Sub-Accounts
(including the Fixed Account), net	3,094,491	5,960,727	(2,949,307)	19,617,852
Withdrawals, surrenders, annuitizations
and contract charges	(3,290,830)	(1,466,017)	(8,411,741)	(4,043,125)
Net accumulation activity	6,655,278	17,886,522	6,415,461	98,843,052

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	6,655,278	17,886,522	6,415,461	98,843,052

Total increase in net assets	14,661,003	26,909,743	37,076,836	140,617,227

Net assets at beginning of year	43,671,580	16,761,837	189,572,250	48,955,023
Net assets at end of year	$ 58,332,583	$ 43,671,580	$ 226,649,086	$ 189,572,250

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	F10 Sub-Account		F15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (1,497)	$ 134,301	$ 87,066	$ 497,482
Net realized gains (losses)	164,354	(1,589,440)	(206,526)	(1,078,433)
Net change in unrealized appreciation/depreciation	576,267	3,138,024	3,235,744	4,977,256
Net increase from operations	739,124	1,682,885	3,116,284	4,396,305

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2	23,612	1,607,883	4,186,110
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,509,986)	(2,279,952)	2,464,527	2,196,164
Withdrawals, surrenders, annuitizations
and contract charges	(727,940)	(1,262,813)	(2,629,076)	(768,637)
Net accumulation activity	(2,237,924)	(3,519,153)	1,443,334	5,613,637

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(2,237,924)	(3,519,153)	1,443,334	5,613,637

Total (decrease) increase in net assets	(1,498,800)	(1,836,268)	4,559,618	10,009,942

Net assets at beginning of year	8,368,031	10,204,299	27,230,848	17,220,907
Net assets at end of year	$ 6,869,231	$ 8,368,031	$ 31,790,466	$ 27,230,849

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	F20 Sub-Account		FVM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 122,699	$ 513,067	$ (2,552,064)	$ (1,489,649)
Net realized losses	(775,565)	(2,952,165)	(7,556,272)	(16,914,949)
Net change in unrealized appreciation/depreciation	5,261,382	10,209,150	49,071,969	56,017,844
Net increase from operations	4,608,516	7,770,052	38,963,633	37,613,246

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,216,681	4,613,455	14,240,611	15,889,863
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,558,494)	3,140,623	(11,721,044)	(9,476,698)
Withdrawals, surrenders, annuitizations
and contract charges	(2,938,670)	(1,986,332)	(10,547,703)	(7,862,371)
Net accumulation activity	(4,280,483)	5,767,746	(8,028,136)	(1,449,206)

Annuitization Activity:
Annuitizations	-	-	7,930	2,627
Annuity payments and contract charges	-	-	(5,496)	(507)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(1,479)	(606)
Net annuitization activity	-	-	955	1,514

Net (decrease) increase from contract owner transactions	(4,280,483)	5,767,746	(8,027,181)	(1,447,692)

Total increase in net assets	328,033	13,537,798	30,936,452	36,165,554

Net assets at beginning of year	41,446,559	27,908,761	147,656,428	111,490,874
Net assets at end of year	$ 41,774,592	$ 41,446,559	$ 178,592,880	$ 147,656,428

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SGI Sub-Account		S17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 1,114,438	$ (2,299,180)	$ 216,894	$ 549,532
Net realized losses	(3,607,177)	(3,356,033)	(1,482,144)	(2,427,335)
Net change in unrealized appreciation/depreciation	67,514,207	48,872,038	5,832,637	15,686,794
Net increase from operations	65,021,468	43,216,825	4,567,387	13,808,991

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	71,136,745	111,888,195	267,718	6,616,611
Transfers between Sub-Accounts
(including the Fixed Account), net	8,576,772	40,749,083	(4,531,015)	6,915,983
Withdrawals, surrenders, annuitizations
and contract charges	(16,709,427)	(9,257,211)	(4,275,371)	(1,887,491)
Net accumulation activity	63,004,090	143,380,067	(8,538,668)	11,645,103

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(8,356)	-	-	-
Transfers between Sub-Accounts, net	-	(1,755)	-	-
Adjustments to annuity reserves	(440)	(342)	-	-
Net annuitization activity	(8,796)	(2,097)	-	-

Net increase (decrease) from contract owner transactions	62,995,294	143,377,970	(8,538,668)	11,645,103

Total increase (decrease) in net assets	128,016,762	186,594,795	(3,971,281)	25,454,094

Net assets at beginning of year	334,386,149	147,791,354	60,404,458	34,950,364
Net assets at end of year	$ 462,402,911	$ 334,386,149	$ 56,433,177	$ 60,404,458

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	ISC Sub-Account		FVS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 4,577,998	$ 3,838,278	$ (376,657)	$ (26,690)
Net realized losses	(2,369,295)	(5,092,022)	(2,841,191)	(3,850,342)
Net change in unrealized appreciation/depreciation	7,885,079	19,700,868	12,739,521	10,638,877
Net increase from operations	10,093,782	18,447,124	9,521,673	6,761,845

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	14,486,059	14,400,589	4,607,290	7,893,443
Transfers between Sub-Accounts
(including the Fixed Account), net	9,481,301	4,778,363	(889,884)	388,890
Withdrawals, surrenders, annuitizations
and contract charges	(7,369,974)	(3,874,490)	(3,840,198)	(2,410,017)
Net accumulation activity	16,597,386	15,304,462	(122,792)	5,872,316

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(1,927)	(1,542)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(490)	(393)
Net annuitization activity	-	-	(2,417)	(1,935)

Net increase (decrease) from contract owner transactions	16,597,386	15,304,462	(125,209)	5,870,381

Total increase in net assets	26,691,168	33,751,586	9,396,464	12,632,226

Net assets at beginning of year	82,084,273	48,332,687	35,186,583	22,554,357
Net assets at end of year	$ 108,775,441	$ 82,084,273	$ 44,583,047	$ 35,186,583

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SIC Sub-Account		FMS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 736,503	$ 808,132	$ (221,534)	$ 1,029,739
Net realized gains (losses)	333,818	(397,363)	(9,145,559)	(6,304,941)
Net change in unrealized appreciation/depreciation	1,188,070	2,544,737	32,507,348	50,847,249
Net increase from operations	2,258,391	2,955,506	23,140,255	45,572,047

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	5,155,122	5,112,388	12,092,176	78,770,158
Transfers between Sub-Accounts
(including the Fixed Account), net	5,972,079	4,969,825	(596,720)	17,173,943
Withdrawals, surrenders, annuitizations
and contract charges	(2,889,846)	(947,731)	(13,886,888)	(9,088,200)
Net accumulation activity	8,237,355	9,134,482	(2,391,432)	86,855,901

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(5,247)	(1,862)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(391)	(432)
Net annuitization activity	-	-	(5,638)	(2,294)

Net increase (decrease) from contract owner transactions	8,237,355	9,134,482	(2,397,070)	86,853,607

Total increase in net assets	10,495,746	12,089,988	20,743,186	132,425,654

Net assets at beginning of year	21,088,738	8,998,750	248,924,483	116,498,829
Net assets at end of year	$ 31,584,484	$ 21,088,738	$ 269,667,669	$ 248,924,483

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	TDM Sub-Account		FTI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (37,473)	$ 1,689,776	$ 583,074	$ 4,986,843
Net realized losses	(6,463,039)	(21,943,601)	(20,231,941)	(21,652,120)
Net change in unrealized appreciation/depreciation	15,101,002	49,672,127	36,729,845	104,043,261
Net increase from operations	8,600,490	29,418,302	17,080,978	87,377,984

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	269,896	395,431	1,476,923	1,517,186
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,596,057)	(17,152,391)	(1,483,025)	(44,234,638)
Withdrawals, surrenders, annuitizations
and contract charges	(4,331,064)	(3,341,652)	(38,998,258)	(29,741,632)
Net accumulation activity	(7,657,225)	(20,098,612)	(39,004,360)	(72,459,084)

Annuitization Activity:
Annuitizations	3,248	991	2,954	-
Annuity payments and contract charges	(883)	(80)	(12,846)	(12,184)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(559)	(245)	(1,045)	(2,636)
Net annuitization activity	1,806	666	(10,937)	(14,820)

Net decrease from contract owner transactions	(7,655,419)	(20,097,946)	(39,015,297)	(72,473,904)

Total increase (decrease) in net assets	945,071	9,320,356	(21,934,319)	14,904,080

Net assets at beginning of year	59,780,455	50,460,099	295,586,812	280,682,732
Net assets at end of year	$ 60,725,526	$ 59,780,455	$ 273,652,493	$ 295,586,812

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	FTG Sub-Account		HBF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009[14]
Operations:
Net investment (loss) income	$ (126,191)	$ 417,881	$ (90,765)	$ (9,387)
Net realized (losses) gains	(3,734,745)	(4,739,093)	45,070	3,299
Net change in unrealized appreciation/depreciation	5,750,714	11,959,169	677,008	95,554
Net increase from operations	1,889,778	7,637,957	631,313	89,466

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,957,446	4,396,397	3,127,053	1,831,692
Transfers between Sub-Accounts
(including the Fixed Account), net	534,227	(1,660,933)	3,028,939	1,048,475
Withdrawals, surrenders, annuitizations
and contract charges	(3,656,120)	(2,016,009)	(172,570)	(12,250)
Net accumulation activity	(164,447)	719,455	5,983,422	2,867,917

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(164,447)	719,455	5,983,422	2,867,917

Total increase in net assets	1,725,331	8,357,412	6,614,735	2,957,383

Net assets at beginning of year	33,875,343	25,517,931	2,957,383	-
Net assets at end of year	$ 35,600,674	$ 33,875,343	$ 9,572,118	$ 2,957,383

14 For the period May 4, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HVD Sub-Account		HVG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 91,087	$ (25,692)	$ (8,350)	$ (5,457)
Net realized gains (losses)	27,079	(162,735)	(20,664)	(29,859)
Net change in unrealized appreciation/depreciation	285,516	668,322	102,343	92,719
Net increase from operations	403,682	479,895	73,329	57,403

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	802,328	999,682	273,107	45,136
Transfers between Sub-Accounts
(including the Fixed Account), net	67,729	386,817	41,048	120,924
Withdrawals, surrenders, annuitizations
and contract charges	(125,678)	(75,642)	(34,629)	(31,869)
Net accumulation activity	744,379	1,310,857	279,526	134,191

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	744,379	1,310,857	279,526	134,191

Total increase in net assets	1,148,061	1,790,752	352,855	191,594

Net assets at beginning of year	2,613,269	822,517	462,965	271,371
Net assets at end of year	$ 3,761,330	$ 2,613,269	$ 815,820	$ 462,965

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HVI Sub-Account		HVE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 12,829	$ (10,272)	$ (9,589)	$ (28,043)
Net realized (losses) gains	(11,333)	(63,367)	230	(145,993)
Net change in unrealized appreciation/depreciation	99,542	246,783	400,651	728,263
Net increase from operations	101,038	173,144	391,292	554,227

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	65,083	107,231	1,266,358	1,182,545
Transfers between Sub-Accounts
(including the Fixed Account), net	93,207	206,004	483,150	394,954
Withdrawals, surrenders, annuitizations
and contract charges	(64,170)	(19,234)	(179,111)	(103,127)
Net accumulation activity	94,120	294,001	1,570,397	1,474,372

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	94,120	294,001	1,570,397	1,474,372

Total increase in net assets	195,158	467,145	1,961,689	2,028,599

Net assets at beginning of year	908,107	440,962	2,952,460	923,861
Net assets at end of year	$ 1,103,265	$ 908,107	$ 4,914,149	$ 2,952,460

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HVM Sub-Account		HVC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (352)	$ (389)	$ (11,597)	$ (10,880)
Net realized (losses) gains	(306)	(834)	11,669	(54,692)
Net change in unrealized appreciation/depreciation	6,148	-	233,987	269,965
Net increase (decrease) from operations	5,490	(1,223)	234,059	204,393

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	-	-	147,014	459,029
Transfers between Sub-Accounts
(including the Fixed Account), net	6,286	22,277	(109,475)	47,103
Withdrawals, surrenders, annuitizations
and contract charges	(200)	(1,100)	(52,673)	(36,027)
Net accumulation activity	6,086	21,177	(15,134)	470,105

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	6,086	21,177	(15,134)	470,105

Total increase in net assets	11,576	19,954	218,925	674,498

Net assets at beginning of year	37,661	17,707	1,070,309	395,811
Net assets at end of year	$ 49,237	$ 37,661	$ 1,289,234	$ 1,070,309

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HVS Sub-Account		HVN Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 29,685	$ (5,473)	$ (5,554)	$ (3,897)
Net realized gains (losses)	6,696	(968)	(6,370)	(25,717)
Net change in unrealized appreciation/depreciation	12,648	17,405	61,907	98,059
Net increase from operations	49,029	10,964	49,983	68,445

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,156,518	450,215	49,704	63,476
Transfers between Sub-Accounts
(including the Fixed Account), net	1,947,219	379,802	(4,024)	33,544
Withdrawals, surrenders, annuitizations
and contract charges	(68,008)	(6,453)	(38,567)	(10,867)
Net accumulation activity	4,035,729	823,564	7,113	86,153

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-		-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	4,035,729	823,564	7,113	86,153

Total increase in net assets	4,084,758	834,528	57,096	154,598

Net assets at beginning of year	943,853	109,325	332,142	177,544
Net assets at end of year	$ 5,028,611	$ 943,853	$ 389,238	$ 332,142

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HRS Sub-Account		HVR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (20,668)	$ (6,764)	$ (2,845)	$ (4,962)
Net realized gains (losses)	31,869	(32,427)	15,243	(22,528)
Net change in unrealized appreciation/depreciation	325,885	151,288	55,052	115,859
Net increase from operations	337,086	112,097	67,450	88,369

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	771,053	294,766	412,579	199,559
Transfers between Sub-Accounts
(including the Fixed Account), net	291,873	314,341	181,126	163,444
Withdrawals, surrenders, annuitizations
and contract charges	(46,510)	(23,603)	(19,919)	(6,693)
Net accumulation activity	1,016,416	585,504	573,786	356,310

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges		-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	1,016,416	585,504	573,786	356,310

Total increase in net assets	1,353,502	697,601	641,236	444,679

Net assets at beginning of year	861,819	164,218	578,764	134,085
Net assets at end of year	$ 2,215,321	$ 861,819	$ 1,220,000	$ 578,764

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	HSS Sub-Account		VLC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[13]	2009
Operations:
Net investment (loss) income	$ (40,358)	$ (22,291)	$ (333,132)	$ 370,428
Net realized gains (losses)	294,505	(85,780)	(971,517)	(2,002,500)
Net change in unrealized appreciation/depreciation	748,154	546,951	4,196,691	5,559,554
Net increase from operations	1,002,301	438,880	2,892,042	3,927,482

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,081,906	885,256	1,959,183	3,892,351
Transfers between Sub-Accounts
(including the Fixed Account), net	134,952	570,962	2,425,774	880,664
Withdrawals, surrenders, annuitizations
and contract charges	(112,590)	(49,672)	(1,702,495)	(708,252)
Net accumulation activity	1,104,268	1,406,546	2,682,462	4,064,763

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	1,104,268	1,406,546	2,682,462	4,064,763

Total increase in net assets	2,106,569	1,845,426	5,574,504	7,992,245

Net assets at beginning of year	2,481,257	635,831	19,071,269	11,079,024
Net assets at end of year	$ 4,587,826	$ 2,481,257	$ 24,645,773	$ 19,071,269
13 Effective June 1, 2010, VLC Sub-Account changed its name from Van Kampen LIT Comstock Portfolio II.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	VKU Sub-Account		VKC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010[10]	2009	2010[12]	2009
Operations:
Net investment income (loss)	$ 72,209	$ 109,102	$ (38,335)	$ (7,906)
Net realized gains (losses)	560,020	(61,263)	507,015	(143)
Net change in unrealized appreciation/depreciation	1,969,610	2,596,134	447,776	519,300
Net increase from operations	2,601,839	2,643,973	916,456	511,251

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,390,463	11,190,425	1,304,959	861,121
Transfers between Sub-Accounts
(including the Fixed Account), net	439,198	3,091,216	1,313,156	795,353
Withdrawals, surrenders, annuitizations
and contract charges	(1,425,271)	(1,050,070)	(280,141)	(30,946)
Net accumulation activity	6,404,390	13,231,571	2,337,974	1,625,528

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	6,404,390	13,231,571	2,337,974	1,625,528

Total increase in net assets	9,006,229	15,875,544	3,254,430	2,136,779

Net assets at beginning of year	20,224,707	4,349,163	2,559,424	422,645
Net assets at end of year	$ 29,230,936	$ 20,224,707	$ 5,813,854	$ 2,559,424

10 Effective June 1, 2010, VKU Sub-Account changed its name from Van Kampen UIF Equity & Income Class II.
12 Effective June 1, 2010, VKC Sub-Account changed its name from Van Kampen UIF U.S. Mid Cap Value Portfolio II.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	LRE Sub-Account		LA9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (148,310)	$ 475,514	$ (869,133)	$ (776,700)
Net realized gains (losses)	2,403,644	(4,032,518)	1,560,426	(3,375,614)
Net change in unrealized appreciation/depreciation	7,193,278	15,933,010	9,152,488	19,894,899
Net increase from operations	9,448,612	12,376,006	9,843,781	15,742,585

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	12,045,043	9,529,501	1,515,618	2,924,169
Transfers between Sub-Accounts
(including the Fixed Account), net	4,139,897	4,221,722	(6,381,219)	(2,955,643)
Withdrawals, surrenders, annuitizations
and contract charges	(3,199,616)	(1,042,562)	(6,124,052)	(4,780,149)
Net accumulation activity	12,985,324	12,708,661	(10,989,653)	(4,811,623)

Annuitization Activity:
Annuitizations	-	-	-	1,958
Annuity payments and contract charges	-	-	(1,644)	(1,504)
Transfers between Sub-Accounts, net	-	-		-
Adjustments to annuity reserves	-	-	(271)	(330)
Net annuitization activity	-	-	(1,915)	124

Net increase (decrease) from contract owner transactions	12,985,324	12,708,661	(10,991,568)	(4,811,499)

Total increase (decrease) in net assets	22,433,936	25,084,667	(1,147,787)	10,931,086

Net assets at beginning of year	39,060,057	13,975,390	52,098,239	41,167,153
Net assets at end of year	$ 61,493,993	$ 39,060,057	$ 50,950,452	$ 52,098,239

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	LAV Sub-Account		MIT Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010[1]	2009	2010	2009
Operations:
Net investment (loss) income	$ (611,904)	$ (552,561)	$ 1,200,161	$ 2,834,539
Net realized gains (losses)	170,620	(2,407,535)	(1,890,102)	(20,383,794)
Net change in unrealized appreciation/depreciation	7,575,694	11,407,485	45,141,510	82,132,967
Net increase from operations	7,134,410	8,447,389	44,451,569	64,583,712

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,979,072	9,498,653	3,452,756	2,840,657
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,846,927)	1,724,870	(7,781,622)	(11,979,224)
Withdrawals, surrenders, annuitizations
and contract charges	(4,094,548)	(3,218,318)	(41,122,514)	(37,549,752)
Net accumulation activity	(1,962,403)	8,005,205	(45,451,380)	(46,688,319)

Annuitization Activity:
Annuitizations	-	-	46,847	72,854
Annuity payments and contract charges	-	-	(236,745)	(285,786)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(137,216)	(205,822)
Net annuitization activity	-	-	(327,114)	(418,754)

Net (decrease) increase from contract owner transactions	(1,962,403)	8,005,205	(45,778,494)	(47,107,073)

Total increase (decrease) in net assets	5,172,007	16,452,594	(1,326,925)	17,476,639

Net assets at beginning of year	43,116,785	26,664,191	330,454,824	312,978,185
Net assets at end of year	$ 48,288,792	$ 43,116,785	$ 329,127,899	$ 330,454,824

1 Effective May 3, 2010, LAV Sub-Account changed its name from Lord Abbett Series Fund - All Value Portfolio VC.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFL Sub-Account		BDS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:		MFL		MFS
Net investment (loss) income	$ (314,547)	$ 640,906	$ 2,736,440	$ 4,048,253
Net realized (losses) gains	(868,876)	(8,963,235)	185,705	(2,604,674)
Net change in unrealized appreciation/depreciation	23,909,406	46,733,780	5,482,332	17,193,089
Net increase from operations	22,725,983	38,411,451	8,404,477	18,636,668

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,249,389	960,141	1,258,154	875,404
Transfers between Sub-Accounts
(including the Fixed Account), net	(12,492,684)	(12,589,431)	8,183,604	14,812,472
Withdrawals, surrenders, annuitizations
and contract charges	(25,658,842)	(21,418,187)	(14,382,386)	(13,065,541)
Net accumulation activity	(36,902,137)	(33,047,477)	(4,940,628)	2,622,335

Annuitization Activity:
Annuitizations	-	-	-	36,580
Annuity payments and contract charges	(7,104)	(6,196)	(37,492)	(24,539)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(898)	(1,194)	(79,301)	(25,129)
Net annuitization activity	(8,002)	(7,390)	(116,793)	(13,088)

Net (decrease) increase from contract owner transactions	(36,910,139)	(33,054,867)	(5,057,421)	2,609,247

Total (decrease) increase in net assets	(14,184,156)	5,356,584	3,347,056	21,245,915

Net assets at beginning of year	182,378,997	177,022,413	90,448,318	69,202,403
Net assets at end of year	$ 168,194,841	$ 182,378,997	$ 93,795,374	$ 90,448,318

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MF7 Sub-Account		RGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 2,721,864	$ 2,626,090	$ (315,298)	$ 357,187
Net realized gains (losses)	1,417,488	(3,042,012)	(5,305,584)	(11,854,546)
Net change in unrealized appreciation/depreciation	5,402,593	15,614,981	20,867,477	37,565,958
Net increase from operations	9,541,945	15,199,059	15,246,595	26,068,599

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	26,819,041	16,682,496	1,447,246	1,010,882
Transfers between Sub-Accounts
(including the Fixed Account), net	23,955,339	21,180,583	(1,074,537)	(3,887,980)
Withdrawals, surrenders, annuitizations
and contract charges	(13,429,433)	(12,297,526)	(12,853,985)	(11,756,921)
Net accumulation activity	37,344,947	25,565,553	(12,481,276)	(14,634,019)

Annuitization Activity:
Annuitizations	-	-	-	7,782
Annuity payments and contract charges	(1,864)	(1,646)	(45,273)	(46,447)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(172)	(316)	(20,528)	(32,726)
Net annuitization activity	(2,036)	(1,962)	(65,801)	(71,391)

Net increase (decrease) from contract owner transactions	37,342,911	25,563,591	(12,547,077)	(14,705,410)

Total increase in net assets	46,884,856	40,762,650	2,699,518	11,363,189

Net assets at beginning of year	91,904,165	51,141,515	107,176,009	95,812,820
Net assets at end of year	$ 138,789,021	$ 91,904,165	$ 109,875,527	$ 107,176,009

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	RG1 Sub-Account		EME Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (233,343)	$ (49,872)	$ (337,474)	$ 348,686
Net realized losses	(1,989,290)	(4,497,534)	(4,529,739)	(9,783,922)
Net change in unrealized appreciation/depreciation	6,841,914	11,686,407	14,340,213	27,753,516
Net increase from operations	4,619,281	7,139,001	9,473,000	18,318,280

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,076,208	5,669,858	310,758	472,463
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,196,271)	1,808,776	1,561,489	2,209,092
Withdrawals, surrenders, annuitizations
and contract charges	(3,294,175)	(3,452,635)	(5,688,750)	(4,325,948)
Net accumulation activity	(2,414,238)	4,025,999	(3,816,503)	(1,644,393)

Annuitization Activity:
Annuitizations	-	-	5,345	21,037
Annuity payments and contract charges	(5,457)	(4,879)	(27,374)	(21,049)
Transfers between Sub-Accounts, net		-	-	-
Adjustments to annuity reserves	(825)	(1,138)	(35,023)	(53,716)
Net annuitization activity	(6,282)	(6,017)	(57,052)	(53,728)

Net (decrease) increase from contract owner transactions	(2,420,520)	4,019,982	(3,873,555)	(1,698,121)

Total increase in net assets	2,198,761	11,158,983	5,599,445	16,620,159

Net assets at beginning of year	32,497,716	21,338,733	46,576,034	29,955,875
Net assets at end of year	$ 34,696,477	$ 32,497,716	$ 52,175,479	$ 46,576,034

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	EM1 Sub-Account		GGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (287,567)	$ (6,833)	$ (399,185)	$ 3,124,794
Net realized gains (losses)	208,109	(3,923,505)	(182,443)	(318,516)
Net change in unrealized appreciation/depreciation	5,472,939	10,568,408	1,427,904	(2,174,740)
Net increase from operations	5,393,481	6,638,070	846,276	631,538

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,548,344	6,367,555	316,671	184,480
Transfers between Sub-Accounts
(including the Fixed Account), net	642,145	2,600,671	678,583	(507,734)
Withdrawals, surrenders, annuitizations
and contract charges	(2,351,826)	(1,523,130)	(3,478,674)	(4,558,977)
Net accumulation activity	5,838,663	7,445,096	(2,483,420)	(4,882,231)

Annuitization Activity:
Annuitizations	-	-	5,178	16,779
Annuity payments and contract charges	-	-	(18,728)	(20,937)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(24,807)	(282)
Net annuitization activity	-	-	(38,357)	(4,440)

Net increase (decrease) from contract owner transactions	5,838,663	7,445,096	(2,521,777)	(4,886,671)

Total increase (decrease) in net assets	11,232,144	14,083,166	(1,675,501)	(4,255,133)

Net assets at beginning of year	22,378,471	8,295,305	29,279,024	33,534,157
Net assets at end of year	$ 33,610,615	$ 22,378,471	$ 27,603,523	$ 29,279,024

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	GG1 Sub-Account		GGR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (49,389)	$ 513,203	$ (407,270)	$ (138,895)
Net realized (losses) gains	(23,866)	(215,028)	3,071,738	576,803
Net change in unrealized appreciation/depreciation	154,545	(303,645)	3,547,131	19,774,294
Net increase (decrease) from operations	81,290	(5,470)	6,211,599	20,212,202

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	44,579	4,019	774,541	388,968
Transfers between Sub-Accounts
(including the Fixed Account), net	232,805	(1,468,161)	(1,844,502)	(1,062,691)
Withdrawals, surrenders, annuitizations
and contract charges	(827,197)	(1,306,434)	(8,527,451)	(6,803,189)
Net accumulation activity	(549,813)	(2,770,576)	(9,597,412)	(7,476,912)

Annuitization Activity:
Annuitizations	-	-	-	14,802
Annuity payments and contract charges	(1,947)	(1,925)	(58,157)	(57,446)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(101)	(114)	(15,205)	(69,618)
Net annuitization activity	(2,048)	(2,039)	(73,362)	(112,262)

Net decrease from contract owner transactions	(551,861)	(2,772,615)	(9,670,774)	(7,589,174)

Total (decrease) increase in net assets	(470,571)	(2,778,085)	(3,459,175)	12,623,028

Net assets at beginning of year	3,542,610	6,320,695	71,866,959	59,243,931
Net assets at end of year	$ 3,072,039	$ 3,542,610	$ 68,407,784	$ 71,866,959

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	GG2 Sub-Account		RES Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (43,968)	$ (36,916)	$ (25,251)	$ 346,069
Net realized gains (losses)	260,069	27,937	1,071,512	(4,812,525)
Net change in unrealized appreciation/depreciation	124,591	1,322,571	12,732,144	39,090,639
Net increase from operations	340,692	1,313,592	13,778,405	34,624,183

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	72,575	2,659	1,369,807	1,225,879
Transfers between Sub-Accounts
(including the Fixed Account), net	(173,482)	(142,614)	(3,845,412)	(5,322,621)
Withdrawals, surrenders, annuitizations
and contract charges	(1,145,842)	(862,356)	(16,881,758)	(16,050,078)
Net accumulation activity	(1,246,749)	(1,002,311)	(19,357,363)	(20,146,820)

Annuitization Activity:
Annuitizations	-	-	29,681	15,482
Annuity payments and contract charges	(1,829)	(1,545)	(112,284)	(87,753)
Transfers between Sub-Accounts, net	-	-		-
Adjustments to annuity reserves	(259)	(476)	(48,072)	(100,779)
Net annuitization activity	(2,088)	(2,021)	(130,675)	(173,050)

Net decrease from contract owner transactions	(1,248,837)	(1,004,332)	(19,488,038)	(20,319,870)

Total (decrease) increase in net assets	(908,145)	309,260	(5,709,633)	14,304,313

Net assets at beginning of year	4,912,210	4,602,950	143,755,857	129,451,544
Net assets at end of year	$ 4,004,065	$ 4,912,210	$ 138,046,224	$ 143,755,857

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	RE1 Sub-Account		GTR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[2]	2009
Operations:
Net investment (loss) income	$ (71,914)	$ (21,998)	$ (524,141)	$ 5,524,322
Net realized gains (losses)	135,897	(803,822)	(2,722,457)	(4,462,992)
Net change in unrealized appreciation/depreciation	1,562,516	5,387,042	6,496,978	9,136,568
Net increase from operations	1,626,499	4,561,222	3,250,380	10,197,898

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	160,631	43,366	746,578	566,094
Transfers between Sub-Accounts
(including the Fixed Account), net	(265,407)	(2,419,815)	657,421	(1,104,959)
Withdrawals, surrenders, annuitizations
and contract charges	(2,563,199)	(2,592,152)	(10,784,107)	(10,066,362)
Net accumulation activity	(2,667,975)	(4,968,601)	(9,380,108)	(10,605,227)

Annuitization Activity:
Annuitizations	-	-	15,666	-
Annuity payments and contract charges	(2,055)	(1,934)	(68,832)	(123,959)
Transfers between Sub-Accounts, net		-	-	-
Adjustments to annuity reserves	(207)	(349)	(20,189)	(50,119)
Net annuitization activity	(2,262)	(2,283)	(73,355)	(174,078)

Net decrease from contract owner transactions	(2,670,237)	(4,970,884)	(9,453,463)	(10,779,305)

Total decrease in net assets	(1,043,738)	(409,662)	(6,203,083)	(581,407)

Net assets at beginning of year	17,259,114	17,668,776	89,385,980	89,967,387
Net assets at end of year	$ 16,215,376	$ 17,259,114	$ 83,182,897	$ 89,385,980

2 Effective February, 8, 2010, GTR Sub-Account changes its name from MFS Global Total Return Class I.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	GT2 Sub-Account		GSS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010[3]	2009	2010	2009
Operations:
Net investment (loss) income	$ (2,045,863)	$ 681,850	$ 4,309,753	$ 7,418,283
Net realized (losses) gains	(803,343)	(1,258,143)	2,089,696	294,544
Net change in unrealized appreciation/depreciation	13,370,121	1,796,666	232,090	(1,350,008)
Net increase from operations	10,520,915	1,220,373	6,631,539	6,362,819

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	275,234,122	39,020	2,443,434	1,833,654
Transfers between Sub-Accounts
(including the Fixed Account), net	82,778,660	(256,923)	2,306,290	15,675,194
Withdrawals, surrenders, annuitizations
and contract charges	(5,665,087)	(2,190,371)	(30,646,372)	(35,334,308)
Net accumulation activity	352,347,695	(2,408,274)	(25,896,648)	(17,825,460)

Annuitization Activity:
Annuitizations	-	-	21,231	35,811
Annuity payments and contract charges	(2,029)	(1,864)	(172,359)	(219,912)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(162)	(272)	6,534	(7,722)
Net annuitization activity	(2,191)	(2,136)	(144,594)	(191,823)

Net increase (decrease) from contract owner transactions	352,345,504	(2,410,410)	(26,041,242)	(18,017,283)

Total increase (decrease) in net assets	362,866,419	(1,190,037)	(19,409,703)	(11,654,464)

Net assets at beginning of year	11,164,168	12,354,205	201,831,819	213,486,283
Net assets at end of year	$ 374,030,587	$ 11,164,168	$ 182,422,116	$ 201,831,819

3 Effective February, 8, 2010, GT2 Sub-Account changes its name from MFS Global Total Return Class S.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFK Sub-Account		EGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 6,699,523	$ 6,547,199	$ (1,801,212)	$ (1,419,223)
Net realized gains (losses)	3,863,911	2,355,781	3,163,874	(2,594,517)
Net change in unrealized appreciation/depreciation	(95,451)	(1,652,614)	16,591,684	42,536,189
Net increase from operations	10,467,983	7,250,366	17,954,346	38,522,449

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	33,275,827	88,924,518	1,241,227	850,190
Transfers between Sub-Accounts
(including the Fixed Account), net	25,231,618	80,488,037	(1,926,520)	(2,423,500)
Withdrawals, surrenders, annuitizations
and contract charges	(45,202,211)	(38,569,061)	(15,896,050)	(15,445,856)
Net accumulation activity	13,305,234	130,843,494	(16,581,343)	(17,019,166)

Annuitization Activity:
Annuitizations	124,637	11,228	25,850	15,375
Annuity payments and contract charges	(25,171)	(44,305)	(76,180)	(64,235)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(9,099)	(5,757)	(38,762)	(67,605)
Net annuitization activity	90,367	(38,834)	(89,092)	(116,465)

Net increase (decrease) from contract owner transactions	13,395,601	130,804,660	(16,670,435)	(17,135,631)

Total increase in net assets	23,863,584	138,055,026	1,283,911	21,386,818

Net assets at beginning of year	374,547,282	236,492,256	140,984,437	119,597,619
Net assets at end of year	$ 398,410,866	$ 374,547,282	$ 142,268,348	$ 140,984,437

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFF Sub-Account		HYS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (189,087)	$ (181,454)	$ 7,854,342	$ 7,642,618
Net realized gains (losses)	623,831	276,246	(5,220,494)	(10,112,246)
Net change in unrealized appreciation/depreciation	1,023,518	3,307,413	10,196,832	37,293,494
Net increase from operations	1,458,262	3,402,205	12,830,680	34,823,866

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	87,063	60,456	888,751	627,259
Transfers between Sub-Accounts
(including the Fixed Account), net	(116,039)	(104,571)	(1,092,178)	(748,121)
Withdrawals, surrenders, annuitizations
and contract charges	(1,727,192)	(2,032,031)	(13,939,425)	(12,476,849)
Net accumulation activity	(1,756,168)	(2,076,146)	(14,142,852)	(12,597,711)

Annuitization Activity:
Annuitizations	-	-	11,220	46,814
Annuity payments and contract charges		-	(89,677)	(72,918)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(69)	(120)	(57,516)	(132,144)
Net annuitization activity	(69)	(120)	(135,973)	(158,248)

Net decrease from contract owner transactions	(1,756,237)	(2,076,266)	(14,278,825)	(12,755,959)

Total (decrease) increase in net assets	(297,975)	1,325,939	(1,448,145)	22,067,907

Net assets at beginning of year	12,532,342	11,206,403	100,842,945	78,775,038
Net assets at end of year	$ 12,234,367	$ 12,532,342	$ 99,394,800	$ 100,842,945

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFC Sub-Account		IGS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 6,900,949	$ 7,519,897	$ (352,389)	$ (182,654)
Net realized losses	(3,141,410)	(17,719,236)	(4,415,102)	(5,062,003)
Net change in unrealized appreciation/depreciation	7,457,171	45,102,485	12,746,238	24,250,775
Net increase from operations	11,216,710	34,903,146	7,978,747	19,006,118

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	778,202	589,555	753,435	489,089
Transfers between Sub-Accounts
(including the Fixed Account), net	(3,566,424)	(18,450,844)	(1,825,373)	(1,247,926)
Withdrawals, surrenders, annuitizations
and contract charges	(15,163,458)	(12,427,818)	(9,194,565)	(8,103,960)
Net accumulation activity	(17,951,680)	(30,289,107)	(10,266,503)	(8,862,797)

Annuitization Activity:
Annuitizations	1,474	-	32,505	8,735
Annuity payments and contract charges	(8,557)	(6,836)	(25,301)	(22,172)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,270)	(3,242)	(14,533)	(23,230)
Net annuitization activity	(9,353)	(10,078)	(7,329)	(36,667)

Net decrease from contract owner transactions	(17,961,033)	(30,299,185)	(10,273,832)	(8,899,464)

Total (decrease) increase in net assets	(6,744,323)	4,603,961	(2,295,085)	10,106,654

Net assets at beginning of year	95,852,231	91,248,270	69,156,837	59,050,183
Net assets at end of year	$ 89,107,908	$ 95,852,231	$66,861,752	$ 69,156,837

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	IG1 Sub-Account		MII Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (233,681)	$ (158,988)	$ 108,739	$ 1,009,827
Net realized losses	(1,661,309)	(3,006,890)	(2,475,757)	(4,860,541)
Net change in unrealized appreciation/depreciation	4,961,500	8,871,840	6,171,841	14,751,718
Net increase from operations	3,066,510	5,705,962	3,804,823	10,901,004

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,666,100	3,046,971	343,353	519,544
Transfers between Sub-Accounts
(including the Fixed Account), net	(356,966)	1,972,464	(864,825)	(2,233,378)
Withdrawals, surrenders, annuitizations
and contract charges	(2,981,179)	(2,392,983)	(6,840,628)	(6,251,767)
Net accumulation activity	(672,045)	2,626,452	(7,362,100)	(7,965,601)

Annuitization Activity:
Annuitizations	-	-	11,475	29,546
Annuity payments and contract charges	-	-	(32,557)	(28,547)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(115)	(212)	(18,264)	(38,686)
Net annuitization activity	(115)	(212)	(39,346)	(37,687)

Net (decrease) increase from contract owner transactions	(672,160)	2,626,240	(7,401,446)	(8,003,288)

Total increase (decrease) in net assets	2,394,350	8,332,202	(3,596,623)	2,897,716

Net assets at beginning of year	24,793,740	16,461,538	59,014,660	56,116,944
Net assets at end of year	$ 27,188,090	$ 24,793,740	$ 55,418,037	$ 59,014,660

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MI1 Sub-Account		MIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (563,981)	$ 2,584,303	$ (4,024,338)	$ (1,004,491)
Net realized (losses) gains	(7,525,535)	(23,986,091)	4,920,662	(7,856,841)
Net change in unrealized appreciation/depreciation	21,107,265	60,566,267	38,176,157	59,469,252
Net increase from operations	13,017,749	39,164,479	39,072,481	50,607,920

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,560,400	5,286,952	3,776,093	6,794,993
Transfers between Sub-Accounts
(including the Fixed Account), net	4,838,958	(15,837,906)	(12,102,400)	220,135,344
Withdrawals, surrenders, annuitizations
and contract charges	(12,933,860)	(11,862,883)	(48,044,004)	(20,152,477)
Net accumulation activity	(4,534,502)	(22,413,837)	(56,370,311)	206,777,860

Annuitization Activity:
Annuitizations	10,596	3,231	65,515	12,341
Annuity payments and contract charges	(2,764)	(240)	(372,281)	(62,816)
Transfers between Sub-Accounts, net	-	-		-
Adjustments to annuity reserves	(1,326)	(645)	(25,759)	(171,348)
Net annuitization activity	6,506	2,346	(332,525)	(221,823)

Net (decrease) increase from contract owner transactions	(4,527,996)	(22,411,491)	(56,702,836)	206,556,037

Total increase (decrease) in net assets	8,489,753	16,752,988	(17,630,355)	257,163,957

Net assets at beginning of year	184,184,694	167,431,706	392,101,061	134,937,104
Net assets at end of year	$ 192,674,447	$ 184,184,694	$ 374,470,706	$ 392,101,061

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	M1B Sub-Account		MCS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (1,020,618)	$ (616,446)	$ (311,347)	$ (238,512)
Net realized gains (losses)	614,017	(2,286,725)	(604,551)	(1,973,662)
Net change in unrealized appreciation/depreciation	6,942,527	20,504,066	6,160,747	8,024,782
Net increase from operations	6,535,926	17,600,895	5,244,849	5,812,608

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	596,268	494,113	222,475	274,860
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,829,628)	11,003,370	2,003,345	620,372
Withdrawals, surrenders, annuitizations
and contract charges	(13,156,454)	(9,746,494)	(2,850,587)	(2,204,642)
Net accumulation activity	(15,389,814)	1,750,989	(624,767)	(1,309,410)

Annuitization Activity:
Annuitizations	2,530	-	15,495	-
Annuity payments and contract charges	(4,022)	(2,336)	(7,054)	(5,286)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(303)	(451)	(3,019)	(2,750)
Net annuitization activity	(1,795)	(2,787)	5,422	(8,036)

Net (decrease) increase from contract owner transactions	(15,391,609)	1,748,202	(619,345)	(1,317,446)

Total (decrease) increase in net assets	(8,855,683)	19,349,097	4,625,504	4,495,162

Net assets at beginning of year	72,529,820	53,180,723	20,289,951	15,794,789
Net assets at end of year	$ 63,674,137	$ 72,529,820	$ 24,915,455	$ 20,289,951

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MC1 Sub-Account		MMS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (242,463)	$ (232,698)	$ (1,814,056)	$ (2,481,641)
Net realized losses	(509,620)	(2,010,677)	-	-
Net change in unrealized appreciation/depreciation	4,305,962	7,027,972	-	-
Net increase (decrease) from operations	3,553,879	4,784,597	(1,814,056)	(2,481,641)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	241,078	131,134	7,711,175	4,124,362
Transfers between Sub-Accounts
(including the Fixed Account), net	(891,854)	(1,018,657)	17,373,035	18,248,674
Withdrawals, surrenders, annuitizations
and contract charges	(3,449,660)	(2,294,551)	(52,479,905)	(75,680,104)
Net accumulation activity	(4,100,436)	(3,182,074)	(27,395,695)	(53,307,068)

Annuitization Activity:
Annuitizations	1,038	-	302,433	169,030
Annuity payments and contract charges	(1,020)	(820)	(336,938)	(197,115)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(342)	(342)	(11,666)	(8,189)
Net annuitization activity	(324)	(1,162)	(46,171)	(36,274)

Net decrease from contract owner transactions	(4,100,760)	(3,183,236)	(27,441,866)	(53,343,342)

Total (decrease) increase in net assets	(546,881)	1,601,361	(29,255,922)	(55,824,983)

Net assets at beginning of year	15,620,576	14,019,215	142,977,635	198,802,618
Net assets at end of year	$ 15,073,695	$ 15,620,576	$ 113,721,713	$ 142,977,635

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MM1 Sub-Account		NWD Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (2,883,955)	$ (3,499,327)	$ (908,193)	$ (754,636)
Net realized gains (losses)	-	-	2,681,838	(2,579,565)
Net change in unrealized appreciation/depreciation	-	-	17,195,895	28,377,968
Net (decrease) increase from operations	(2,883,955)	(3,499,327)	18,969,540	25,043,767

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,569,132	1,894,845	689,082	566,097
Transfers between Sub-Accounts
(including the Fixed Account), net	38,156,057	26,521,576	(2,978,621)	(3,164,718)
Withdrawals, surrenders, annuitizations
and contract charges	(60,311,787)	(72,618,651)	(8,270,371)	(7,308,836)
Net accumulation activity	(19,586,598)	(44,202,230)	(10,559,910)	(9,907,457)

Annuitization Activity:
Annuitizations	56,798	-	15,041	-
Annuity payments and contract charges	(27,632)	(23,519)	(26,329)	(23,900)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(1,476)	(1,108)	(13,347)	(15,783)
Net annuitization activity	27,690	(24,627)	(24,635)	(39,683)

Net decrease from contract owner transactions	(19,558,908)	(44,226,857)	(10,584,545)	(9,947,140)

Total (decrease) increase in net assets	(22,442,863)	(47,726,184)	8,384,995	15,096,627

Net assets at beginning of year	180,844,310	228,570,494	60,742,092	45,645,465
Net assets at end of year	$ 158,401,447	$ 180,844,310	$ 69,127,087	$ 60,742,092

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	M1A Sub-Account		RIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (1,385,031)	$ (1,380,295)	$ (36,685)	$ 680,687
Net realized losses	(1,076,462)	(13,649,926)	(3,319,974)	(3,997,513)
Net change in unrealized appreciation/depreciation	26,206,763	53,998,286	6,741,449	13,395,171
Net increase from operations	23,745,270	38,968,065	3,384,790	10,078,345

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	484,578	391,926	501,147	384,346
Transfers between Sub-Accounts
(including the Fixed Account), net	(17,819,747)	(22,293,310)	(671,244)	(1,943,048)
Withdrawals, surrenders, annuitizations
and contract charges	(12,331,914)	(9,002,385)	(5,242,889)	(4,527,811)
Net accumulation activity	(29,667,083)	(30,903,769)	(5,412,986)	(6,086,513)

Annuitization Activity:
Annuitizations	-	-	4,668	-
Annuity payments and contract charges	(8,597)	(6,781)	(16,808)	(19,738)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,318)	(2,416)	(4,878)	3,200
Net annuitization activity	(10,915)	(9,197)	(17,018)	(16,538)

Net decrease from contract owner transactions	(29,677,998)	(30,912,966)	(5,430,004)	(6,103,051)

Total (decrease) increase in net assets	(5,932,728)	8,055,099	(2,045,214)	3,975,294

Net assets at beginning of year	85,989,049	77,933,950	44,296,413	40,321,119
Net assets at end of year	$ 80,056,321	$ 85,989,049	$ 42,251,199	$ 44,296,413

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	RI1 Sub-Account		SIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (629,902)	$ 1,424,114	$ 1,553,487	$ 2,980,968
Net realized losses	(15,817,810)	(19,452,501)	(596,207)	(1,547,433)
Net change in unrealized appreciation/depreciation	25,553,954	46,650,279	2,358,826	6,273,441
Net increase from operations	9,106,242	28,621,892	3,316,106	7,706,976

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,119,126	4,087,211	471,492	540,071
Transfers between Sub-Accounts
(including the Fixed Account), net	(876,886)	(9,754,012)	2,954,221	5,156,088
Withdrawals, surrenders, annuitizations
and contract charges	(15,387,666)	(11,713,433)	(6,283,968)	(4,744,182)
Net accumulation activity	(14,145,426)	(17,380,234)	(2,858,255)	951,977

Annuitization Activity:
Annuitizations	2,267	700	23,036	26,498
Annuity payments and contract charges	(3,127)	(2,575)	(35,888)	(27,819)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(425)	(534)	1,416	(3,426)
Net annuitization activity	(1,285)	(2,409)	(11,436)	(4,747)

Net (decrease) increase from contract owner transactions	(14,146,711)	(17,382,643)	(2,869,691)	947,230

Total (decrease) increase in net assets	(5,040,469)	11,239,249	446,415	8,654,206

Net assets at beginning of year	118,436,542	107,197,293	38,612,559	29,958,353
Net assets at end of year	$ 113,396,073	$ 118,436,542	$ 39,058,974	$ 38,612,559

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SI1 Sub-Account		TEC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 398,183	$ 1,010,979	$ (207,685)	$ (166,489)
Net realized (losses) gains	(217,778)	(983,457)	617,770	13,019
Net change in unrealized appreciation/depreciation	710,294	2,472,207	2,121,114	6,207,010
Net increase from operations	890,699	2,499,729	2,531,199	6,053,540

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	53,217	149,980	129,365	109,292
Transfers between Sub-Accounts
(including the Fixed Account), net	865,883	738,289	20,767	1,853,248
Withdrawals, surrenders, annuitizations
and contract charges	(2,471,468)	(3,098,685)	(1,368,959)	(1,534,576)
Net accumulation activity	(1,552,368)	(2,210,416)	(1,218,827)	427,964

Annuitization Activity:
Annuitizations	-	-	1,799	-
Annuity payments and contract charges	(3,214)	(2,814)	(2,604)	(2,696)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(335)	(577)	(1,084)	(3,072)
Net annuitization activity	(3,549)	(3,391)	(1,889)	(5,768)

Net (decrease) increase from contract owner transactions	(1,555,917)	(2,213,807)	(1,220,716)	422,196

Total (decrease) increase in net assets	(665,218)	285,922	1,310,483	6,475,736

Net assets at beginning of year	11,155,167	10,869,245	14,531,610	8,055,874
Net assets at end of year	$ 10,489,949	$ 11,155,167	$ 15,842,093	$ 14,531,610

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	TE1 Sub-Account		TRS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (25,827)	$ (22,141)	$ 7,073,716	$ 12,919,506
Net realized gains (losses)	119,729	(14,098)	(9,321,443)	(28,795,151)
Net change in unrealized appreciation/depreciation	166,829	775,430	43,345,284	92,913,041
Net increase from operations	260,731	739,191	41,097,557	77,037,396

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	113,456	4,150	6,749,347	5,269,646
Transfers between Sub-Accounts
(including the Fixed Account), net	34,354	308,500	(6,101,083)	(8,391,662)
Withdrawals, surrenders, annuitizations
and contract charges	(405,404)	(267,967)	(69,914,778)	(75,634,734)
Net accumulation activity	(257,594)	44,683	(69,266,514)	(78,756,750)

Annuitization Activity:
Annuitizations	-	-	421,971	470,978
Annuity payments and contract charges	-	-	(605,182)	(659,148)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(161,559)	(368,017)
Net annuitization activity	-	-	(344,770)	(556,187)

Net (decrease) increase from contract owner transactions	(257,594)	44,683	(69,611,284)	(79,312,937)

Total increase (decrease) in net assets	3,137	783,874	(28,513,727)	(2,275,541)

Net assets at beginning of year	1,773,079	989,205	535,058,547	537,334,088
Net assets at end of year	$ 1,776,216	$ 1,773,079	$ 506,544,820	$ 535,058,547

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFJ Sub-Account		UTS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 6,347,081	$ 11,639,865	$ 2,963,376	$ 5,566,945
Net realized (losses) gains	(24,595,166)	(29,318,022)	10,509,303	4,145,977
Net change in unrealized appreciation/depreciation	73,206,441	116,721,907	4,886,592	32,847,752
Net increase from operations	54,958,356	99,043,750	18,359,271	42,560,674

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	35,405,597	102,698,269	1,957,646	1,966,038
Transfers between Sub-Accounts
(including the Fixed Account), net	(17,562,522)	4,858,031	(3,473,462)	(6,095,817)
Withdrawals, surrenders, annuitizations
and contract charges	(91,188,599)	(68,510,123)	(24,410,951)	(20,329,609)
Net accumulation activity	(73,345,524)	39,046,177	(25,926,767)	(24,459,388)

Annuitization Activity:
Annuitizations	199,457	-	263,415	-
Annuity payments and contract charges	(29,160)	(46,122)	(107,790)	(95,989)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(13,434)	(6,476)	(64,734)	(111,503)
Net annuitization activity	156,863	(52,598)	90,891	(207,492)

Net (decrease) increase from contract owner transactions	(73,188,661)	38,993,579	(25,835,876)	(24,666,880)

Total (decrease) increase in net assets	(18,230,305)	138,037,329	(7,476,605)	17,893,794

Net assets at beginning of year	743,138,623	605,101,294	173,124,755	155,230,961
Net assets at end of year	$ 724,908,318	$ 743,138,623	$ 165,648,150	$ 173,124,755

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MFE Sub-Account		MVS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 1,454,288	$ 2,316,962	$ (32,550)	$ 449,881
Net realized losses	(7,930,782)	(8,997,826)	(3,060,919)	(5,294,141)
Net change in unrealized appreciation/depreciation	18,283,727	29,193,021	14,394,902	24,470,526
Net increase from operations	11,807,233	22,512,157	11,301,433	19,626,266

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	8,534,981	18,400,084	1,274,846	1,859,869
Transfers between Sub-Accounts
(including the Fixed Account), net	(636,392)	(3,736,514)	937,980	(4,576,732)
Withdrawals, surrenders, annuitizations
and contract charges	(9,859,860)	(8,485,644)	(16,768,332)	(15,714,329)
Net accumulation activity	(1,961,271)	6,177,926	(14,555,506)	(18,431,192)

Annuitization Activity:
Annuitizations	-	-	-	49,428
Annuity payments and contract charges	(9,000)	(4,458)	(111,308)	(106,856)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(695)	(1,070)	(10,276)	(14,717)
Net annuitization activity	(9,695)	(5,528)	(121,584)	(72,145)

Net (decrease) increase from contract owner transactions	(1,970,966)	6,172,398	(14,677,090)	(18,503,337)

Total increase (decrease) in net assets	9,836,267	28,684,555	(3,375,657)	1,122,929

Net assets at beginning of year	101,639,771	72,955,216	125,753,509	124,630,580
Net assets at end of year	$ 111,476,038	$ 101,639,771	$ 122,377,852	$ 125,753,509

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MV1 Sub-Account		VKM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[11]	2009
Operations:
Net investment loss	$ (980,753)	$ (109,988)	$ (181,284)	$ (65,848)
Net realized (losses) gains	(12,070,497)	(17,395,189)	1,441,328	(53,616)
Net change in unrealized appreciation/depreciation	32,476,805	52,460,984	1,601,633	1,587,541
Net increase from operations	19,425,555	34,955,807	2,861,677	1,468,077

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	9,119,713	19,268,046	2,149,239	3,598,032
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,828,609)	21,492,060	1,091,195	3,591,772
Withdrawals, surrenders, annuitizations
and contract charges	(22,612,378)	(18,522,418)	(502,106)	(294,710)
Net accumulation activity	(16,321,274)	22,237,688	2,738,328	6,895,094

Annuitization Activity:
Annuitizations	1,115	-	-	-
Annuity payments and contract charges	(11,606)	(4,459)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(1,454)	(870)	-	-
Net annuitization activity	(11,945)	(5,329)	-	-

Net (decrease) increase from contract owner transactions	(16,333,219)	22,232,359	2,738,328	6,895,094

Total increase in net assets	3,092,336	57,188,166	5,600,005	8,363,171

Net assets at beginning of year	216,431,676	159,243,510	8,989,304	626,133
Net assets at end of year	$ 219,524,012	$ 216,431,676	$ 14,589,309	$ 8,989,304

11 Effective June 1, 2010, VKM Sub-Account changed its name from Van Kampen UIF Mid Cap Growth Portfolio (Class II).

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	OBV Sub-Account		OCA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (61,068)	$ (136,946)	$ (457,152)	$ (415,562)
Net realized losses	(231,357)	(639,762)	(647,622)	(1,740,241)
Net change in unrealized appreciation/depreciation	1,587,695	2,481,810	2,963,015	10,289,186
Net increase from operations	1,295,270	1,705,102	1,858,241	8,133,383

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	243,081	4,908,414	2,291,058	3,221,732
Transfers between Sub-Accounts
(including the Fixed Account), net	(59,826)	3,027,370	(1,915,029)	(1,388,766)
Withdrawals, surrenders, annuitizations
and contract charges	(1,195,994)	(319,144)	(3,867,887)	(3,062,091)
Net accumulation activity	(1,012,739)	7,616,640	(3,491,858)	(1,229,125)

Annuitization Activity:
Annuitizations	-	-	2,324	-
Annuity payments and contract charges	-	-	(1,716)	(1,396)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(214)	(453)
Net annuitization activity	-	-	394	(1,849)

Net (decrease) increase from contract owner transactions	(1,012,739)	7,616,640	(3,491,464)	(1,230,974)

Total increase (decrease) in net assets	282,531	9,321,742	(1,633,223)	6,902,409

Net assets at beginning of year	12,895,821	3,574,079	27,945,879	21,043,470
Net assets at end of year	$ 13,178,352	$ 12,895,821	$ 26,312,656	$ 27,945,879

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	OGG Sub-Account		OMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (160,375)	$ 50,667	$ (3,867,495)	$ (458,437)
Net realized losses	(2,664,369)	(3,138,959)	(22,696,273)	(49,788,313)
Net change in unrealized appreciation/depreciation	6,864,537	11,413,938	87,193,750	167,693,037
Net increase from operations	4,039,793	8,325,646	60,629,982	117,446,287

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,149,983	2,668,200	2,562,910	2,882,765
Transfers between Sub-Accounts
(including the Fixed Account), net	(743,099)	(2,044,549)	(31,713,271)	(48,780,147)
Withdrawals, surrenders, annuitizations
and contract charges	(2,855,922)	(2,375,467)	(55,204,886)	(42,845,350)
Net accumulation activity	(1,449,038)	(1,751,816)	(84,355,247)	(88,742,732)

Annuitization Activity:
Annuitizations	-	-	9,204	2,914
Annuity payments and contract charges	-	-	(14,475)	(17,268)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(2,773)	(2,814)
Net annuitization activity	-	-	(8,044)	(17,168)

Net decrease from contract owner transactions	(1,449,038)	(1,751,816)	(84,363,291)	(88,759,900)

Total increase (decrease) in net assets	2,590,755	6,573,830	(23,733,309)	28,686,387

Net assets at beginning of year	30,325,737	23,751,907	494,644,467	465,958,080
Net assets at end of year	$ 32,916,492	$ 30,325,737	$ 470,911,158	$ 494,644,467

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	OMS Sub-Account		PRA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (151,749)	$ (108,947)	$ 271,035	$ 201,534
Net realized losses	(650,000)	(1,130,965)	(47,805)	(329,139)
Net change in unrealized appreciation/depreciation	2,869,798	4,277,920	259,295	821,675
Net increase from operations	2,068,049	3,038,008	482,525	694,070

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	60,226	99,639	30,522	56,838
Transfers between Sub-Accounts
(including the Fixed Account), net	(440,445)	(378,651)	1,333,686	10,359
Withdrawals, surrenders, annuitizations
and contract charges	(1,036,222)	(960,800)	(434,367)	(372,658)
Net accumulation activity	(1,416,441)	(1,239,812)	929,841	(305,461)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(1,416,441)	(1,239,812)	929,841	(305,461)

Total increase in net assets	651,608	1,798,196	1,412,366	388,609

Net assets at beginning of year	10,851,459	9,053,263	4,188,531	3,799,922
Net assets at end of year	$ 11,503,067	$ 10,851,459	$ 5,600,897	$ 4,188,531

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	PCR Sub-Account		PMB Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 8,599,119	$ 2,122,427	$ 630,592	$ 492,756
Net realized losses	(7,675,748)	(7,538,345)	(2,675)	(756,266)
Net change in unrealized appreciation/depreciation	12,790,780	21,545,083	1,162,235	2,993,033
Net increase from operations	13,714,151	16,129,165	1,790,152	2,729,523

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,718,981	8,273,516	4,978,474	3,003,485
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,659,143)	1,216,242	3,516,158	2,021,002
Withdrawals, surrenders, annuitizations
and contract charges	(4,976,220)	(3,131,071)	(2,347,216)	(1,293,677)
Net accumulation activity	83,618	6,358,687	6,147,416	3,730,810

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	83,618	6,358,687	6,147,416	3,730,810

Total increase in net assets	13,797,769	22,487,852	7,937,568	6,460,333

Net assets at beginning of year	60,651,115	38,163,263	16,175,720	9,715,387
Net assets at end of year	$ 74,448,884	$ 60,651,115	$ 24,113,288	$ 16,175,720

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	6TT Sub-Account		PRR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 8,479,138	$ 46,981	$ (331,366)	$ 1,602,073
Net realized gains	1,721,402	127,336	1,133,890	3,926,929
Net change in unrealized appreciation/depreciation	31,259,794	69,117	6,519,698	12,336,414
Net increase from operations	41,460,334	243,434	7,322,222	17,865,416

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	392,135,992	14,340,254	605,091	980,506
Transfers between Sub-Accounts
(including the Fixed Account), net	169,501,807	7,761,383	(280,371)	3,601,975
Withdrawals, surrenders, annuitizations
and contract charges	(8,211,478)	(264,617)	(12,488,348)	(11,285,067)
Net accumulation activity	553,426,321	21,837,020	(12,163,628)	(6,702,586)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase (decrease) from contract owner transactions	553,426,321	21,837,020	(12,163,628)	(6,702,586)

Total increase (decrease) in net assets	594,886,655	22,080,454	(4,841,406)	11,162,830

Net assets at beginning of year	22,080,454	-	123,731,443	112,568,613
Net assets at end of year	$ 616,967,109	$ 22,080,454	$ 118,890,037	$ 123,731,443

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	PTR Sub-Account		3XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 2,880,267	$ 12,751,565	$ (34,852)	$ 18,696
Net realized gains	17,578,394	16,274,355	100,953	104,387
Net change in unrealized appreciation/depreciation	4,843,793	11,748,334	74,008	110,826
Net increase from operations	25,302,454	40,774,254	140,109	233,909

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,365,898	3,304,521	722,413	897,347
Transfers between Sub-Accounts
(including the Fixed Account), net	24,037,754	54,917,939	565,549	397,952
Withdrawals, surrenders, annuitizations
and contract charges	(38,408,702)	(29,219,923)	(96,816)	(14,324)
Net accumulation activity	(12,005,050)	29,002,537	1,191,146	1,280,975

Annuitization Activity:
Annuitizations	9,840	2,317	-	-
Annuity payments and contract charges	(14,527)	(12,065)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,866)	(2,785)	-	-
Net annuitization activity	(7,553)	(12,533)	-	-

Net (decrease) increase from contract owner transactions	(12,012,603)	28,990,004	1,191,146	1,280,975

Total increase in net assets	13,289,851	69,764,258	1,331,255	1,514,884

Net assets at beginning of year	406,911,559	337,147,301	1,584,405	69,521
Net assets at end of year	$ 420,201,410	$ 406,911,559	$ 2,915,660	$ 1,584,405

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	5XX Sub-Account		SBI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[4]	2009
Operations:
Net investment (loss) income	$ (766,995)	$ 29,914	$ -	$ -
Net realized gains	2,225,721	1,295,805	-	-
Net change in unrealized appreciation/depreciation	1,442,945	930,173	-	-
Net increase from operations	2,901,671	2,255,892	-	-

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	41,535,207	37,412,305	1,073	-
Transfers between Sub-Accounts
(including the Fixed Account), net	37,492,337	32,818,696	-	-
Withdrawals, surrenders, annuitizations
and contract charges	(7,175,310)	(1,035,146)	-	-
Net accumulation activity	71,852,234	69,195,855	1,073	-

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	71,852,234	69,195,855	1,073	-

Total increase in net assets	74,753,905	71,451,747	1,073	-

Net assets at beginning of year	74,125,443	2,673,696	-	-
Net assets at end of year	$ 148,879,348	$ 74,125,443	$ 1,073	$ -

4 Commencement of operations in 2006; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SSA Sub-Account		VSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010[8]	2009	2010[9]	2009
Operations:
Net investment loss	$ (213,893)	$ (50,852)	$ (1,965,157)	$ (1,885,051)
Net realized losses	(694,147)	(1,034,082)	(1,773,741)	(29,378,381)
Net change in unrealized appreciation/depreciation	2,775,001	2,635,960	29,920,133	72,125,333
Net increase from operations	1,866,961	1,551,026	26,181,235	40,861,901

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,782,117	3,350,261	2,335,111	4,013,359
Transfers between Sub-Accounts
(including the Fixed Account), net	1,957,425	1,654,067	(20,212,577)	(19,732,622)
Withdrawals, surrenders, annuitizations
and contract charges	(1,021,604)	(401,332)	(8,525,834)	(6,641,801)
Net accumulation activity	2,717,938	4,602,996	(26,403,300)	(22,361,064)

Annuitization Activity:
Annuitizations	-	-	6,127	1,865
Annuity payments and contract charges	-	-	(2,648)	(946)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(1,228)	(604)
Net annuitization activity	-	-	2,251	315

Net increase (decrease) from contract owner transactions	2,717,938	4,602,996	(26,401,049)	(22,360,749)

Total increase (decrease) in net assets	4,584,899	6,154,022	(219,814)	18,501,152

Net assets at beginning of year	10,849,906	4,695,884	126,954,591	108,453,439
Net assets at end of year	$ 15,434,805	$ 10,849,906	$ 126,734,777	$ 126,954,591

8 Effective November 15, 2010, SSA Sub-Account changed its name from SC Oppenheimer Large Cap Core Fund S Class.

9 Effective November 15, 2010, VSC Sub-Account changed its name from SC Oppenheimer Main Street Small Cap Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	2XX Sub-Account		SVV Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010[6]	2009	2010	2009
Operations:
Net investment loss	$ (142,415)	$ (38,160)	$ (3,250,565)	$ (2,226,385)
Net realized gains (losses)	1,596,338	228,446	(2,938,574)	(8,143,026)
Net change in unrealized appreciation/depreciation	326,744	993,819	30,931,191	57,355,303
Net increase from operations	1,780,667	1,184,105	24,742,052	46,985,892

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,150,164	3,012,503	11,602,724	82,069,989
Transfers between Sub-Accounts
(including the Fixed Account), net	1,700,755	1,953,762	(155,849)	16,279,294
Withdrawals, surrenders, annuitizations
and contract charges	(370,698)	(72,056)	(8,807,786)	(5,362,986)
Net accumulation activity	3,480,221	4,894,209	2,639,089	92,986,297

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	(5,754)	(2,403)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(523)	(535)
Net annuitization activity	-	-	(6,277)	(2,938)

Net increase from contract owner transactions	3,480,221	4,894,209	2,632,812	92,983,359

Total increase in net assets	5,260,888	6,078,314	27,374,864	139,969,251

Net assets at beginning of year	6,287,736	209,422	218,376,327	78,407,076
Net assets at end of year	$ 11,548,624	$ 6,287,736	$ 245,751,191	$ 218,376,327

6 Effective May 3, 2010, 2XX Sub-Account changed its name from SC Dreman Small Cap Value Fund.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SGC Sub-Account		S13 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (1,093,333)	$ (283,997)	$ (357,916)	$ (28,700)
Net realized gains	7,778,380	8,042,644	1,931,370	997,828
Net change in unrealized appreciation/depreciation	4,836,249	16,441,377	2,266,958	1,985,519
Net increase from operations	11,521,296	24,200,024	3,840,412	2,954,647

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	393,642	315,497	4,462,793	7,731,120
Transfers between Sub-Accounts
(including the Fixed Account), net	(5,381,302)	43,241,802	(145,345)	3,991,118
Withdrawals, surrenders, annuitizations
and contract charges	(7,457,581)	(4,404,265)	(1,036,755)	(278,735)
Net accumulation activity	(12,445,241)	39,153,034	3,280,693	11,443,503

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	(3,539)	(2,627)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(700)	(2,501)	-	-
Net annuitization activity	(4,239)	(5,128)	-	-

Net (decrease) increase from contract owner transactions	(12,449,480)	39,147,906	3,280,693	11,443,503

Total (decrease) increase in net assets	(928,184)	63,347,930	7,121,105	14,398,150

Net assets at beginning of year	64,864,952	1,517,022	17,646,515	3,248,365
Net assets at end of year	$ 63,936,768	$ 64,864,952	$ 24,767,620	$ 17,646,515

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SDC Sub-Account		S15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment (loss) income	$ (1,401,890)	$ 1,002,404	$ (546,780)	$ 78,662
Net realized gains	3,010,311	6,721,575	736,456	1,148,443
Net change in unrealized appreciation/depreciation	2,927,552	4,342,710	173,076	178,552
Net increase from operations	4,535,973	12,066,689	362,752	1,405,657

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	3,253,544	3,754,319	22,863,253	19,072,856
Transfers between Sub-Accounts
(including the Fixed Account), net	32,676,734	670,983,264	22,019,259	26,140,772
Withdrawals, surrenders, annuitizations
and contract charges	(72,895,333)	(53,040,759)	(6,324,197)	(3,840,567)
Net accumulation activity	(36,965,055)	621,696,824	38,558,315	41,373,061

Annuitization Activity:
Annuitizations	13,493	4,862	-	-
Annuity payments and contract charges	(26,518)	(20,604)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(2,405)	(3,998)	-	-
Net annuitization activity	(15,430)	(19,740)	-	-

Net (decrease) increase from contract owner transactions	(36,980,485)	621,677,084	38,558,315	41,373,061

Total (decrease) increase in net assets	(32,444,512)	633,743,773	38,921,067	42,778,718

Net assets at beginning of year	670,446,089	36,702,316	101,017,700	58,238,982
Net assets at end of year	$ 638,001,577	$ 670,446,089	$ 139,938,767	$ 101,017,700

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	7XX Sub-Account		6XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[7]	2009
Operations:
Net investment loss	$ (6,201,635)	$ (4,119,979)	$ (1,885,826)	$ (2,909,323)
Net realized gains	10,165,358	893,877	10,429,332	1,409,348
Net change in unrealized appreciation/depreciation	102,385,089	65,416,111	36,964,375	37,109,217
Net increase from operations	106,348,812	62,190,009	45,507,881	35,609,242

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	508,316,327	281,975,912	226,238,216	164,360,960
Transfers between Sub-Accounts
(including the Fixed Account), net	241,899,854	158,012,588	115,445,788	119,970,640
Withdrawals, surrenders, annuitizations
and contract charges	(33,536,070)	(7,045,935)	(23,126,816)	(6,720,914)
Net accumulation activity	716,680,111	432,942,565	318,557,188	277,610,686

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(11)	(110)
Net annuitization activity	-	-	(11)	(110)

Net increase from contract owner transactions	716,680,111	432,942,565	318,557,177	277,610,576

Total increase in net assets	823,028,923	495,132,574	364,065,058	313,219,818

Net assets at beginning of year	532,922,757	37,790,183	346,182,096	32,962,278
Net assets at end of year	$1,355,951,680	$ 532,922,757	$ 710,247,154	$ 346,182,096

7 Effective November 15, 2010, 6XX Sub-Account changed its name from SC Ibbotson Moderate Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	8XX Sub-Account		1XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010[5]	2009
Operations:
Net investment loss	$ (1,661,207)	$ (3,174,142)	$ (127,564)	$ (45,127)
Net realized gains	18,523,875	2,836,479	1,183,105	242,402
Net change in unrealized appreciation/depreciation	40,077,164	55,856,382	773,936	552,067
Net increase from operations	56,939,832	55,518,719	1,829,477	749,342

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	57,788,558	258,437,385	1,733,876	2,585,782
Transfers between Sub-Accounts
(including the Fixed Account), net	33,144,302	80,313,237	1,408,109	2,198,128
Withdrawals, surrenders, annuitizations
and contract charges	(20,963,058)	(5,226,552)	(909,637)	(65,381)
Net accumulation activity	69,969,802	333,524,070	2,232,348	4,718,529

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	69,969,802	333,524,070	2,232,348	4,718,529

Total increase in net assets	126,909,634	389,042,789	4,061,825	5,467,871

Net assets at beginning of year	420,654,948	31,612,159	5,885,588	417,717
Net assets at end of year	$ 547,564,582	$ 420,654,948	$ 9,947,413	$ 5,885,588

5 Effective May 3, 2010, 1XX Sub-Account changed its name from SC AIM Small Cap Growth Fund S Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)

(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SLC Sub-Account		S12 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (6,245,264)	$ (3,355,561)	$ (184,868)	$ (55,142)
Net realized gains	39,697,526	57,287,427	724,731	625,620
Net change in unrealized appreciation/depreciation	18,847,795	93,447,476	878,144	651,398
Net increase from operations	52,300,057	147,379,342	1,418,007	1,221,876

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	2,049,043	1,832,223	2,313,837	3,519,210
Transfers between Sub-Accounts
(including the Fixed Account), net	(25,932,592)	255,837,714	631,761	2,157,625
Withdrawals, surrenders, annuitizations
and contract charges	(39,285,593)	(28,472,050)	(426,102)	(101,144)
Net accumulation activity	(63,169,142)	229,197,887	2,519,496	5,575,691

Annuitization Activity:
Annuitizations	13,917	3,135	-	-
Annuity payments and contract charges	(13,794)	(8,822)	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(4,402)	(11,036)	-	-
Net annuitization activity	(4,279)	(16,723)	-	-

Net (decrease) increase from contract owner transactions	(63,173,421)	229,181,164	2,519,496	5,575,691

Total (decrease) increase in net assets	(10,873,364)	376,560,506	3,937,503	6,797,567

Net assets at beginning of year	376,858,237	297,731	8,658,196	1,860,629
Net assets at end of year	$ 365,984,873	$ 376,858,237	$ 12,595,699	$ 8,658,196

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	S14 Sub-Account		4XX Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 1,391,562	$ 1,124,081	$ 1,077,337	$ 557,180
Net realized gains	1,246,757	116,464	4,200,152	3,186,627
Net change in unrealized appreciation/depreciation	(125,667)	3,307,005	9,675,165	3,891,691
Net increase from operations	2,512,652	4,547,550	14,952,654	7,635,498

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	4,058,630	6,671,781	142,509,147	119,913,455
Transfers between Sub-Accounts
(including the Fixed Account), net	2,330,843	2,582,065	78,093,196	84,808,238
Withdrawals, surrenders, annuitizations
and contract charges	(1,829,354)	(1,101,036)	(16,567,384)	(3,153,468)
Net accumulation activity	4,560,119	8,152,810	204,034,959	201,568,225

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net increase from contract owner transactions	4,560,119	8,152,810	204,034,959	201,568,225

Total increase in net assets	7,072,771	12,700,360	218,987,613	209,203,723

Net assets at beginning of year	23,125,087	10,424,727	225,495,970	16,292,247
Net assets at end of year	$ 30,197,858	$ 23,125,087	$ 444,483,583	$ 225,495,970

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	S16 Sub-Account		LGF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (637,726)	$ (557,618)	$ (71,347)	$ (36,952)
Net realized losses	(2,844,801)	(3,864,424)	(26,393)	(280,243)
Net change in unrealized appreciation/depreciation	10,902,386	13,125,868	873,283	1,112,275
Net increase from operations	7,419,859	8,703,826	775,543	795,080

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	1,321,094	1,368,979	933,887	713,248
Transfers between Sub-Accounts
(including the Fixed Account), net	(6,023,756)	221,030	207,863	336,592
Withdrawals, surrenders, annuitizations
and contract charges	(2,595,999)	(1,731,530)	(301,152)	(94,583)
Net accumulation activity	(7,298,661)	(141,521)	840,598	955,257

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net (decrease) increase from contract owner transactions	(7,298,661)	(141,521)	840,598	955,257

Total increase in net assets	121,198	8,562,305	1,616,141	1,750,337

Net assets at beginning of year	38,434,290	29,871,985	3,477,756	1,727,419
Net assets at end of year	$ 38,555,488	$ 38,434,290	$ 5,093,897	$ 3,477,756

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SC3 Sub-Account		SRE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 532,337	$ 102,087	$ 10,771,086	$ 1,571,582
Net realized losses	(971,771)	(3,972,234)	(15,112,553)	(74,014,016)
Net change in unrealized appreciation/depreciation	1,114,603	5,948,171	19,722,752	114,996,092
Net increase from operations	675,169	2,078,024	15,381,285	42,553,658

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	19,814	21,872	3,001,387	3,115,191
Transfers between Sub-Accounts
(including the Fixed Account), net	12,702	(1,007,810)	(3,608,515)	(24,457,704)
Withdrawals, surrenders, annuitizations
and contract charges	(1,628,645)	(1,027,809)	(11,851,488)	(9,831,314)
Net accumulation activity	(1,596,129)	(2,013,747)	(12,458,616)	(31,173,827)

Annuitization Activity:
Annuitizations	1,236	-	3,158	3,952
Annuity payments and contract charges	(1,057)	(787)	(2,871)	(1,871)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	(172)	(220)	(668)	(493)
Net annuitization activity	7	(1,007)	(381)	1,588

Net decrease from contract owner transactions	(1,596,122)	(2,014,754)	(12,458,997)	(31,172,239)

Total (decrease) increase in net assets	(920,953)	63,270	2,922,288	11,381,419

Net assets at beginning of year	6,441,422	6,378,152	129,349,823	117,968,404
Net assets at end of year	$ 5,520,469	$ 6,441,422	$ 132,272,111	$ 129,349,823

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	IGB Sub-Account		CMM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income (loss)	$ 1,378,302	$ 893,205	$ (1,890,270)	$ (1,438,558)
Net realized gains (losses)	441,090	(712,180)	-	-
Net change in unrealized appreciation/depreciation	2,409,607	5,374,708	-	-
Net increase (decrease) from operations	4,228,999	5,555,733	(1,890,270)	(1,438,558)

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	42,252,650	22,717,988	45,435,343	59,648,082
Transfers between Sub-Accounts
(including the Fixed Account), net	19,082,647	14,645,040	(770,307)	32,588,625
Withdrawals, surrenders, annuitizations
and contract charges	(6,327,026)	(2,552,591)	(40,322,046)	(32,891,265)
Net accumulation activity	55,008,271	34,810,437	4,342,990	59,345,442

Annuitization Activity:
Annuitizations	-	-	-	117,950
Annuity payments and contract charges	-	-	(12,410)	(103,283)
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	(1,621)	(7,663)
Net annuitization activity	-	-	(14,031)	7,004

Net increase from contract owner transactions	55,008,271	34,810,437	4,328,959	59,352,446

Total increase in net assets	59,237,270	40,366,170	2,438,689	57,913,888

Net assets at beginning of year	60,077,481	19,711,311	110,636,803	52,722,915
Net assets at end of year	$ 119,314,751	$ 60,077,481	$ 113,075,492	$ 110,636,803

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	WTF Sub-Account		USC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment loss	$ (11,417)	$ (17,693)	$ (1,003)	$ (844)
Net realized losses	(18,543)	(252,941)	(787)	(3,043)
Net change in unrealized appreciation/depreciation	252,417	792,759	12,177	19,735
Net increase from operations	222,457	522,125	10,387	15,848

Contract Owner Transactions:

Accumulation Activity:
Purchase payments received	7,602	41,106	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(201,774)	(354,579)	(5,363)	(3,415)
Withdrawals, surrenders, annuitizations
and contract charges	(215,624)	(92,436)	(296)	(253)
Net accumulation activity	(409,796)	(405,909)	(5,659)	(3,668)

Annuitization Activity:
Annuitizations	-	-	-	-
Annuity payments and contract charges	-	-	-	-
Transfers between Sub-Accounts, net	-	-	-	-
Adjustments to annuity reserves	-	-	-	-
Net annuitization activity	-	-	-	-

Net decrease from contract owner transactions	(409,796)	(405,909)	(5,659)	(3,668)

Total (decrease) increase in net assets	(187,339)	116,216	4,728	12,180

Net assets at beginning of year	1,117,650	1,001,434	52,040	39,860
Net assets at end of year	$ 930,311	$ 1,117,650	$ 56,768	$ 52,040

The accompanying notes are an integral part of these financial statements.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2010

1. BUSINESS AND ORGANIZATION

Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”) is a separate account of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”) and was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Choice contracts, Regatta Access contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, Sun Life Financial Masters VII contracts, Sun Life Financial Masters Extra II contracts,  Sun Life Financial Masters Choice II contracts,  Sun Life Financial Masters Flex II contracts (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended.  The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities.  Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Investment Valuation and Transactions
Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2010.  Transactions are recorded on a trade date basis.  Realized gains and losses on sales of investments are determined on the first in, first out basis.  Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units
The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received.  The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 4.

Purchase Payments
Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units.  All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers
Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt.  In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”.  The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Withdrawals
At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract.  If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested.  Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization
On the annuity commencement date, the contract's accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments
The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract.  The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Tax Status
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. The Sponsor will periodically review the status of this policy in the event of changes in the tax law.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities.  Actual results could vary from the amounts derived from management's estimates.

New and Adopted Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements,” which provides amendments to FASB Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” that will provide more robust disclosures about the following:

➢	The different classes of assets and liabilities measured at fair value;
➢	The valuation techniques and inputs used;
➢	The transfers between Levels 1, 2, and 3; and
➢	The activity in Level 3 fair value measurements.

On January 1, 2010 the Variable Account adopted the provisions of ASU No. 2010-06 which require new disclosures and clarifications of existing disclosures, which are effective for interim and annual reporting periods beginning after December 31, 2009. The adoption of this guidance did not have a material impact on the Variable Account’s financial statements.  Effective January 1, 2011, the Variable Account adopted the provisions of the standards relating to disclosures about purchases, sales, issuances and settlements in the roll-forward of activities in Level 3.  The adoption of this guidance is not expected to have a material impact on the Variable Account’s financial statements.  The Variable Account will include the new disclosures prospectively, as required.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

In August 2009, the FASB issued ASU No. 2009-05, “Measuring Liabilities at Fair Value.”  This update amends FASB ASC Topic 820 and provides clarification regarding the valuation techniques required to be used to measure the fair value of liabilities where quoted prices in active markets for identical liabilities are not available.  In addition, this update clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability.  The guidance provided in ASU No. 2009-05 is effective for the first reporting period, including interim periods, beginning after issuance.  The Variable Account adopted this guidance on January 1, 2010.  The adoption of this guidance did not have a material impact on the Variable Account’s financial statements.

3. RELATED PARTY TRANSACTIONS

Massachusetts Financial Services Company and Sun Capital Advisers LLC, affiliates of the Sponsor, are investment advisers to the Funds and charge management fees at an annual rate ranging from 0.33% to 1.05% and 0.13% to 1.05% of the Funds’ average daily net assets, respectively. For additional related party transactions, see footnotes 4 and 5.

4. CONTRACT CHARGES

Mortality and expense risk charges
Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor.

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2010, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6
Regatta	1.25%	-	-	-	-	-
Regatta Gold	1.25%	-	-	-	-	-
Regatta Classic	1.00%	-	-	-	-	-
Regatta Platinum	1.25%	-	-	-	-	-
Regatta Extra	1.30%	1.45%	1.55%	1.70%	-	-
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Sun Life Financial Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%
Sun Life Financial Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Sun Life Financial Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Sun Life Financial Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Sun Life Financial Masters IV	1.05%	1.25%	1.30%	1.45%	1.65%	1.70%
Sun Life Financial Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.40%
Sun Life Financial Masters Extra II	1.70%	2.10%	-	-	-	-
Sun Life Financial Masters Choice II	1.35%	1.60%	1.75%	-	-	-
Sun Life Financial Masters Flex II	1.65%	2.05%	-	-	-	-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

Administration charges
Each year on the account anniversary date, an account administration fee (“Account Fee”) equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta, $35 in the case of Regatta Extra contracts, and $50 in the case of Regatta Choice, Regatta Gold, Regatta Platinum, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Extra II, Sun Life Financial Masters Flex II, and Sun Life Financial Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account, reflected in the statement of changes in net assets, to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

For Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Extra II, Sun Life Financial Masters Flex II, and Sun Life Financial Masters Choice II contracts, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value.  This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual Account Fee.

Optional living benefit rider charges (“Benefit Fee”)
A quarterly charge, equal to 0.125% of the contract owner’s account value, is deducted on the last day of the Account Quarter (“Account Quarters”) are defined as three-month periods, with the first Account Quarter beginning on the date the Contracts were issued) if a certain optional living benefit rider has been elected.  These optional living benefit riders are available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, and Sun Life Financial Masters VII contracts.

A quarterly charge of 0.1625% is deducted for single life coverage and 0.2125% for joint life coverage on the last day of the Account Quarter if the Income ON Demand optional living benefit rider has been elected.  A quarterly charge of 0.0875% is deducted if the Retirement Asset Protector optional living benefit rider has been elected prior to February 17, 2009 and a quarterly charge of 0.1875% is deducted if elected after February 17, 2009 for Sun Life Financial Masters Choice, Sun Life Financial Masters Extra and Sun Life Financial Masters Flex contracts. A quarterly charge of 0.0875% is deducted if the Retirement Asset Protector optional living benefit rider has been elected for Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts.

A quarterly charge of 0.275% is deducted for single life coverage and 0.325% for joint life coverage on the last day of the Account Quarter if the Sun Income Riser III or Sun Income Maximizer optional living benefit has been elected for Sun Life Financial Masters Extra II contracts, Sun Life Financial Masters Flex II contracts, and Sun Life Financial Masters Choice II contracts. A quarterly charge of 0.313% is deducted for single life coverage and 0.363% for joint life coverage on the last day of the Account Quarter if the Sun Income Maximizer Plus optional living benefit has been elected for Sun Life Financial Masters Extra II contracts, Sun Life Financial Masters Flex II contracts, and Sun Life Financial Masters Choice II contracts.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

Surrender charges
The Sponsor does not deduct a sales charge from purchase payments.  However, a surrender charge (contingent deferred sales charge) may be deducted as a percentage of the amount withdrawn to cover certain expenses relating to the sale of the Contracts and certificates if the contract holder requests a full withdrawal prior to reaching the pay-out phase.

(up to % below)
Regatta contracts	6%
Regatta Gold contracts	6%
Regatta Classic contracts	0%
Regatta Platinum contracts	6%
Regatta Extra contracts	8%
Regatta Choice contracts	7%
Regatta Access contracts	0%
Regatta Flex 4 contracts	6%
Regatta Flex II contracts	8%
Regatta Choice II contracts	8%
Sun Life Financial Masters Extra contracts	8%
Sun Life Financial Masters Choice contracts	8%
Sun Life Financial Masters Access contracts	0%
Sun Life Financial Masters Flex contracts	8%
Sun Life Financial Masters IV contracts	8%
Sun Life Financial Masters VII contracts	8%
Sun Life Financial Masters Choice II contracts	8%
Sun Life Financial Masters Extra II contracts	8%
Sun Life Financial Masters Flex II contracts	8%

Distribution charges
For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Extra II, Sun Life Financial Masters VII and Sun Life Financial Masters Choice II and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Masters Flex II contracts.  There are no distribution charges associated with the other contracts listed in footnote 1.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

Premium Taxes
A deduction, when applicable, is made for premium taxes or similar state or local taxes.  It is currently the policy of the Sponsor to deduct the taxes at the annuity commencement date.  However, the Sponsor reserves the right to deduct such taxes when incurred.

For the year ended December 31, 2010, the Sponsor received the following amounts related to the above mentioned Account Fee and surrender charges. These charges are reflected in the ‘‘Withdrawals, surrenders, annuitizations and contract charges’’ line in the Statements of Changes in Net Assets for each Sub-Account.

	Account Fee	Surrender Charges	Benefit Fee
AVB	$12,437	$32,653	$356,620
AN4	1,644	1,678	54,392
IVB	17,196	95,699	298,246
9XX	97,208	259,736	4,346,181
NMT	13	-	-
MCC	36,031	153,540	322,655
NNG	-	-	-
CMG	4,163	12,327	97,463
NMI	3,474	12,909	36,962
CSC	7	-	-
FVB	13,443	59,233	300,630
FL1	47,872	138,255	1,477,782
F10	1,723	8,635	2,767
F15	9,832	51,550	99,281
F20	13,191	63,702	97,447
FVM	45,352	186,789	328,042
SGI	79,294	260,725	2,195,608
S17	16,154	86,401	306,046
ISC	20,435	120,068	347,878
FVS	14,669	13,830	138,852
SIC	7,154	20,455	89,745
FMS	64,074	99,470	1,375,400
TDM	31,634	63,160	-
FTI	80,396	83,167	-
FTG	10,579	28,365	63,003
HBF	1,904	4,030	62,218
HVD	1,285	2,801	22,134
HVG	167	1,242	3,136
HVI	464	2,218	5,718
HVE	1,892	2,447	31,875
HVM	15	-	137
HVC	1,011	1,076	8,713

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

	Account Fee	Surrender Charges	Benefit Fee
HVS	$463	$448	$23,343
HVN	152	1,466	2,323
HRS	501	1,140	13,624
HVR	328	418	7,117
HSS	1,676	1,497	29,071
VLC	5,172	31,221	74,953
VKU	6,770	32,484	200,526
VKC	799	1,516	23,989
LRE	15,761	50,548	252,680
LA9	38,586	39,319	45,372
LAV	9,413	36,442	149,757
MIT	178,197	1,405	-
MFL	62,690	161,158	-
BDS	27,253	123	-
MF7	26,661	74,494	434,165
RGS	61,502	386	-
RG1	9,724	16,284	110,183
EME	17,688	12	-
EM1	7,087	16,693	104,301
GGS	12,266	421	-
GG1	1,076	132	-
GGR	32,965	3,357	-
GG2	1,634	2,379	-
RES	90,963	230	-
RE1	6,443	10,353	-
GTR	32,358	351	-
GT2	3,607	30,202	1,227,548
GSS	70,853	2,596	-
MFK	115,472	324,921	1,460,888
EGS	100,832	154	-
MFF	4,398	3,402	-
HYS	41,884	924	-
MFC	46,784	82,199	-
IGS	28,788	100	-
IG1	6,459	18,611	58,644
MII	22,929	172	-
MI1	42,282	227,951	60,118
MIS	221,391	2,428	-
M1B	25,224	30,189	-
MCS	11,330	-	-
MC1	7,713	4,657	-
MMS	81,591	7,393	-
MM1	70,534	347,805	-
NWD	27,829	515	-
M1A	48,461	76,055	-
RIS	16,529	311	-
RI1	54,278	116,575	44,429
SIS	11,003	390	-
SI1	3,369	553	-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

4. CONTRACT CHARGES (CONTINUED)

	Account Fee	Surrender Charges	Benefit Fee
TEC	$6,523	$688	$-
TE1	900	400	-
TRS	219,926	3,472	-
MFJ	239,004	840,834	1,595,741
UTS	64,501	43,373	-
MFE	31,429	93,600	354,155
MVS	46,471	14	-
MV1	53,990	162,382	644,620
VKM	2,407	3,615	58,996
OBV	4,956	8,199	77,408
OCA	8,596	16,164	40,900
OGG	8,612	21,033	47,074
OMG	120,904	513,699	46,530
OMS	4,174	3,012	-
PRA	995	701	-
PCR	23,848	50,595	255,711
PMB	5,632	14,321	60,813
6TT	8,760	120,103	2,469,713
PRR	32,846	98,533	233,321
PTR	97,723	271,132	566,684
3XX	410	1,710	14,041
5XX	18,017	135,789	797,650
SBI	-	-	-
SSA	3,009	15,777	67,972
VSC	43,726	157,439	184,025
2XX	1,984	2,517	52,068
SVV	48,920	152,952	1,498,896
SGC	32,446	50,555	453
S13	4,576	26,762	163,887
SDC	140,444	729,754	322
S15	19,094	132,500	683,267
7XX	115,992	542,689	7,836,399
6XX	88,078	302,980	4,308,630
8XX	97,436	282,370	4,228,744
1XX	1,633	1,109	44,939
SLC	105,994	394,201	-
S12	2,586	13,805	78,880
S14	8,675	18,727	104,450
4XX	45,090	259,546	2,688,317
S16	11,978	61,124	157,759
LGF	980	6,950	15,157
SC3	3,496	3,725	-
SRE	78,047	128,563	102,999
IGB	14,994	33,464	546,127
CMM	19,504	433,478	500,222
WTF	686	531	-
USC	12	-	-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

5. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4% per year, for Regatta, Regatta Gold, Regatta Classic, and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is before January 1, 2000.  Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table at an assumed interest rate of at least 3% or 4% per year, for Regatta, Regatta Gold, Regatta Classic, and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is on or after January 1, 2000.  Annuity reserves are calculated using the 2000 Annuitant Mortality Table at an assumed interest rate of 3% for Regatta Extra, Regatta Access, Regatta Choice, Regatta Choice II, Regatta Flex II, Regatta Flex 4, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Extra, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, Sun Life Financial Masters VII, Sun Life Financial Masters Choice II, Sun Life Financial Masters Extra II and Sun Life Financial Masters Flex II. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases	Sales
AVB	$15,728,855	$8,041,705
AN4	3,699,256	3,015,073
IVB	13,547,174	16,862,099
9XX	187,314,585	29,068,573
NMT	934	12,579
MCC	8,687,024	27,503,309
NNG	4,676	12,731
CMG	5,663,860	5,491,124
NMI	3,101,586	4,164,154
CSC	3,140	2,314
FVB	16,461,710	9,552,108
FL1	31,108,364	25,896,643
F10	906,864	3,012,320
F15	6,192,326	4,293,758
F20	4,732,538	8,576,486
FVM	24,501,406	34,551,826
SGI	95,021,954	30,911,781
S17	2,644,405	10,961,841
ISC	32,417,081	11,241,697
FVS	14,420,391	14,921,768
SIC	14,919,623	5,945,765
FMS	22,692,656	25,310,868
TDM	5,464,685	13,157,019
FTI	28,450,383	66,881,561
FTG	6,072,276	6,362,914
HBF	6,338,907	446,250
HVD	1,251,106	415,640
HVG	343,338	72,163
HVI	209,111	102,162
HVE	2,149,916	589,108
HVM	9,993	4,260
HVC	227,374	254,105
HVS	4,228,054	162,640
HVN	73,521	71,962
HRS	1,241,173	245,425

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6.  INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
HVR	$683,941	$113,000
HSS	2,046,974	983,063
VLC	6,493,271	4,143,941
VKU	11,911,394	5,434,795
VKC	5,181,315	2,881,676
LRE	23,438,370	10,601,357
LA9	5,133,571	16,714,958
LAV	10,664,527	13,238,834
MIT	9,746,194	54,187,312
MFL	7,447,105	44,670,893
BDS	17,819,905	20,061,585
MF7	63,252,319	23,187,374
RGS	4,327,680	17,169,527
RG1	6,301,896	8,954,934
EME	6,588,354	10,764,360
EM1	15,258,270	9,707,174
GGS	2,779,239	5,449,434
GG1	832,016	1,408,180
GGR	2,237,431	12,300,271
GG2	287,349	1,579,896
RES	3,322,715	22,787,931
RE1	1,565,320	4,307,264
GTR	4,541,656	14,499,071
GT2	356,600,431	6,300,628
GSS	24,123,455	45,861,479
MFK	88,204,244	68,100,022
EGS	3,164,284	21,597,169
MFF	913,374	2,858,629
HYS	25,004,575	31,371,543
MFC	20,780,570	31,838,384
IGS	4,156,995	14,768,682
IG1	7,027,084	7,932,810
MII	3,198,817	10,473,260
MI1	22,305,018	27,395,669
MIS	5,540,182	66,241,597
M1B	2,996,120	19,409,463
MCS	4,189,640	5,117,313
MC1	1,703,460	6,046,340
MMS	50,786,740	80,030,997
MM1	66,373,103	88,814,490
NWD	3,790,670	15,270,062
M1A	2,629,090	33,689,802
RIS	2,429,216	7,891,027
RI1	13,258,151	28,034,338
SIS	7,621,065	8,938,686
SI1	2,443,685	3,601,085
TEC	2,163,794	3,591,111
TE1	438,309	721,730

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
TRS	$25,887,271	$88,263,280
MFJ	63,948,820	130,776,966
UTS	10,243,865	33,051,630
MFE	22,455,467	22,971,450
MVS	6,768,595	21,467,959
MV1	22,020,643	39,333,161
VKM	7,502,217	4,945,173
OBV	1,096,645	2,170,452
OCA	3,990,820	7,939,221
OGG	6,569,485	8,178,898
OMG	9,829,833	98,057,845
OMS	1,720,625	3,288,815
PRA	2,784,231	1,583,354
PCR	26,059,045	16,137,037
PMB	12,277,326	5,499,318
6TT	569,490,425	6,132,955
PRR	16,868,058	28,369,059
PTR	81,369,607	78,585,899
3XX	1,713,465	516,904
5XX	89,601,758	17,277,188
SBI	1,073	-
SSA	4,897,259	2,369,675
VSC	9,220,481	37,585,460
2XX	6,972,685	2,878,977
SVV	25,960,480	26,577,710
SGC	6,901,801	18,988,322
S13	11,221,976	7,792,182
SDC	89,876,556	127,607,698
S15	53,441,593	15,300,308
7XX	733,694,861	17,344,235
6XX	352,699,533	32,498,450
8XX	123,390,037	49,860,479
1XX	5,197,837	2,427,867
SLC	29,525,819	84,155,006
S12	6,538,923	3,726,610
S14	13,445,019	7,303,811
4XX	240,046,956	33,663,057
S16	4,059,798	11,996,185
LGF	1,848,484	1,079,233
SC3	1,397,329	2,460,942
SRE	23,157,790	24,845,033
IGB	66,705,241	10,025,712
CMM	118,181,766	115,741,456
WTF	49,880	471,093
USC	707	7,369

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2010 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AVB	12,972,688	12,186,247	786,441
AN4	4,077,846	3,997,144	80,702
IVB	46,873,556	47,357,766	(484,210)
9XX	120,375,583	107,370,851	13,004,732
NMT	10,520	11,565	(1,045)
MCC	57,458,369	59,306,967	(1,848,598)
NNG	38,706	39,194	(488)
CMG	9,163,066	9,080,819	82,247
NMI	3,492,626	3,586,939	(94,313)
CSC	3,585	3,517	68
FVB	13,220,046	12,510,406	709,640
FL1	89,342,677	88,494,154	848,523
F10	1,022,526	1,226,554	(204,028)
F15	4,207,105	4,072,509	134,596
F20	4,029,672	4,449,888	(420,216)
FVM	59,693,605	60,363,922	(670,317)
SGI	138,840,292	132,866,559	5,973,733
S17	7,491,752	8,421,086	(929,334)
ISC	34,490,069	32,780,765	1,709,304
FVS	7,133,285	7,124,837	8,448
SIC	7,062,953	6,357,079	705,874
FMS	67,304,187	67,483,278	(179,091)
TDM	14,674,679	15,189,431	(514,752)
FTI	62,933,242	65,243,140	(2,309,898)
FTG	6,957,337	6,971,915	(14,578)
HBF	2,733,073	2,219,779	513,294
HVD	1,464,011	1,382,931	81,080
HVG	393,829	353,140	40,689
HVI	548,597	535,902	12,695
HVE	2,335,251	2,129,967	205,284
HVM	22,271	21,491	780
HVC	537,520	537,842	(322)
HVS	1,505,784	1,133,418	372,366
HVN	227,979	226,539	1,440
HRS	1,125,086	971,698	153,388
HVR	574,752	499,565	75,187
HSS	1,903,531	1,759,894	143,637
VLC	9,825,362	9,494,711	330,651
VKU	9,564,041	8,938,211	625,830
VKC	1,977,157	1,721,946	255,211
LRE	18,960,630	17,665,315	1,295,315
LA9	12,786,989	13,574,553	(787,564)
LAV	10,841,417	10,987,713	(146,296)
MIT	13,308,359	16,626,206	(3,317,847)
MFL	44,806,649	47,673,586	(2,866,937)
BDS	2,226,987	2,505,709	(278,722)
MF7	28,504,592	25,906,349	2,598,243

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
RGS	1,870,806	2,971,316	(1,100,510)
RG1	9,742,474	9,960,386	(217,912)
EME	774,370	926,901	(152,531)
EM1	5,279,878	4,851,228	428,650
GGS	868,114	993,495	(125,381)
GG1	222,628	257,320	(34,692)
GGR	481,456	1,016,788	(535,332)
GG2	133,106	222,654	(89,548)
RES	1,230,790	2,516,037	(1,285,247)
RE1	3,510,235	3,719,932	(209,697)
GTR	837,372	1,264,386	(427,014)
GT2	91,740,595	56,668,772	35,071,823
GSS	11,943,890	13,321,139	(1,377,249)
MFK	112,283,206	111,212,647	1,070,559
EGS	8,341,620	9,789,455	(1,447,835)
MFF	1,671,864	1,828,947	(157,083)
HYS	5,118,999	5,931,526	(812,527)
MFC	16,875,819	18,056,993	(1,181,174)
IGS	4,977,801	5,659,383	(681,582)
IG1	6,475,422	6,451,412	24,010
MII	819,943	1,200,363	(380,420)
MI1	78,762,378	79,139,167	(376,789)
MIS	23,346,146	29,617,716	(6,271,570)
M1B	11,870,360	13,277,649	(1,407,289)
MCS	2,370,249	2,557,181	(186,932)
MC1	3,141,205	3,598,139	(456,934)
MMS	5,001,419	7,180,488	(2,179,069)
MM1	49,442,134	51,400,055	(1,957,921)
NWD	5,290,954	6,130,532	(839,578)
M1A	15,990,422	17,776,067	(1,785,645)
RIS	1,083,338	1,481,826	(398,488)
RI1	22,492,970	23,295,744	(802,774)
SIS	1,176,424	1,351,491	(175,067)
SI1	427,497	529,487	(101,990)
TEC	979,905	1,253,086	(273,181)
TE1	67,658	95,077	(27,419)
TRS	3,173,538	6,429,625	(3,256,087)
MFJ	36,362,847	41,916,709	(5,553,862)
UTS	883,867	1,944,533	(1,060,666)
MFE	10,964,659	11,085,747	(121,088)
MVS	2,388,145	3,339,556	(951,411)
MV1	47,185,183	48,366,963	(1,181,780)
VKM	3,306,464	3,075,886	230,578
OBV	4,986,479	5,133,304	(146,825)
OCA	5,475,547	5,743,384	(267,837)
OGG	6,407,391	6,513,737	(106,346)
OMG	143,942,428	150,650,472	(6,708,044)
OMS	1,113,611	1,195,431	(81,820)
PRA	856,895	779,526	77,369

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
PCR	25,150,299	25,136,487	13,812
PMB	2,681,278	2,425,387	255,891
6TT	140,219,161	89,519,464	50,699,697
PRR	27,186,243	28,046,205	(859,962)
PTR	100,117,670	100,942,846	(825,176)
3XX	830,259	723,460	106,799
5XX	46,022,587	39,597,630	6,424,957
SBI	107	-	107
SSA	5,538,757	5,235,337	303,420
VSC	55,739,601	58,621,175	(2,881,574)
2XX	2,706,327	2,422,754	283,573
SVV	108,587,217	108,169,892	417,325
SGC	20,830,593	22,163,024	(1,332,431)
S13	9,807,311	9,454,769	352,542
SDC	238,215,039	241,744,654	(3,529,615)
S15	48,264,582	44,559,849	3,704,733
7XX	144,802,637	87,767,993	57,034,644
6XX	90,982,919	64,038,586	26,944,333
8XX	44,757,395	39,308,253	5,449,142
1XX	2,141,514	1,956,740	184,774
SLC	153,411,819	160,452,105	(7,040,286)
S12	5,373,957	5,099,435	274,522
S14	7,859,621	7,474,053	385,568
4XX	132,033,928	114,709,964	17,323,964
S16	14,473,252	15,154,186	(680,934)
LGF	1,702,883	1,589,223	113,660
SC3	1,067,145	1,169,428	(102,283)
SRE	43,601,321	44,751,151	(1,149,830)
IGB	34,804,066	30,067,690	4,736,376
CMM	42,967,185	42,530,611	436,574
WTF	295,963	327,022	(31,059)
USC	12,778	13,291	(513)

The changes in units outstanding for the year ended December 31, 2009 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
AVB	9,045,316	6,023,002	3,022,314
AN4	2,891,317	2,138,420	752,897
IVB	54,239,733	55,209,541	(969,808)
9XX	74,684,807	41,453,887	33,230,920
NMT	22,759	27,132	(4,373)
MCC	69,278,615	69,837,085	(558,470)
NNG	41,229	52,097	(10,868)
CMG	8,330,870	7,310,725	1,020,145
NMI	3,788,903	3,636,399	152,504
CSC	3,796	3,798	(2)
FVB	9,952,650	7,744,751	2,207,899

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
FL1	80,614,739	66,596,413	14,018,326
F10	1,618,568	2,001,922	(383,354)
F15	3,409,980	2,843,572	566,408
F20	4,674,606	4,075,678	598,928
FVM	60,119,710	60,703,305	(583,595)
SGI	108,879,773	93,006,426	15,873,347
S17	10,124,319	8,390,496	1,733,823
ISC	28,464,226	26,585,534	1,878,692
FVS	5,573,959	5,177,466	396,493
SIC	5,030,840	4,137,676	893,164
FMS	64,692,312	57,029,764	7,662,548
TDM	17,978,369	19,811,891	(1,833,522)
FTI	73,999,346	78,895,908	(4,896,562)
FTG	6,694,771	6,631,543	63,228
HBF	546,651	286,861	259,790
HVD	1,118,218	934,272	183,946
HVG	252,490	231,100	21,390
HVI	487,068	435,861	51,207
HVE	1,306,421	1,086,240	220,181
HVM	18,125	14,889	3,236
HVC	464,653	397,239	67,414
HVS	229,108	150,227	78,881
HVN	198,256	183,031	15,225
HRS	429,378	328,756	100,622
HVR	250,654	198,156	52,498
HSS	1,098,313	885,458	212,855
VLC	8,266,005	7,620,618	645,387
VKU	5,765,660	4,274,538	1,491,122
VKC	872,907	651,457	221,450
LRE	15,034,323	13,323,429	1,710,894
LA9	15,480,227	16,017,467	(537,240)
LAV	11,487,979	10,699,367	788,612
MIT	16,939,889	21,098,859	(4,158,970)
MFL	56,403,335	59,314,491	(2,911,156)
BDS	2,839,677	2,657,787	181,890
MF7	18,583,737	16,557,148	2,026,589
RGS	2,303,656	3,918,284	(1,614,628)
RG1	9,246,103	8,572,301	673,802
EME	1,099,253	1,222,269	(123,016)
EM1	3,148,463	2,512,184	636,279
GGS	1,000,635	1,269,803	(269,168)
GG1	220,420	404,697	(184,277)
GGR	686,154	1,170,175	(484,021)
GG2	234,480	334,862	(100,382)
RES	1,571,958	3,223,224	(1,651,266)
RE1	4,265,330	4,733,852	(468,522)
GTR	923,503	1,464,462	(540,959)
GT2	441,332	615,647	(174,315)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
GSS	13,255,158	14,212,140	(956,982)
MFK	98,889,148	88,020,419	10,868,729
EGS	10,456,684	12,460,457	(2,003,773)
MFF	2,033,753	2,270,021	(236,268)
HYS	6,648,313	7,589,224	(940,911)
MFC	21,897,304	24,524,268	(2,626,964)
IGS	6,272,299	6,999,267	(726,968)
IG1	5,552,693	5,141,506	411,187
MII	942,956	1,458,936	(515,980)
MI1	83,340,566	85,664,428	(2,323,862)
MIS	36,525,455	15,632,697	20,892,758
M1B	14,329,975	14,172,456	157,519
MCS	2,729,450	3,176,328	(446,878)
MC1	4,280,629	4,791,624	(510,995)
MMS	6,495,644	10,760,158	(4,264,514)
MM1	53,146,205	57,446,074	(4,299,869)
NWD	7,762,858	8,914,279	(1,151,421)
M1A	23,565,661	26,194,975	(2,629,314)
RIS	1,179,291	1,746,451	(567,160)
RI1	25,260,711	26,379,783	(1,119,072)
SIS	1,462,828	1,406,539	56,289
SI1	577,653	749,114	(171,461)
TEC	1,748,501	1,624,750	123,751
TE1	103,481	99,441	4,040
TRS	4,270,222	8,414,349	(4,144,127)
MFJ	36,565,639	33,666,231	2,899,408
UTS	1,212,120	2,542,091	(1,329,971)
MFE	9,772,734	9,676,243	96,491
MVS	2,833,018	4,284,634	(1,451,616)
MV1	49,817,919	48,010,393	1,807,526
VKM	2,423,814	1,597,344	826,470
OBV	5,039,564	3,775,289	1,264,275
OCA	5,613,899	5,765,594	(151,695)
OGG	6,417,014	6,585,064	(168,050)
OMG	174,744,326	182,302,511	(7,558,185)
OMS	1,294,373	1,375,951	(81,578)
PRA	978,628	1,009,867	(31,239)
PCR	25,103,349	24,280,843	822,506
PMB	1,654,366	1,485,147	169,219
6TT	3,725,955	1,657,029	2,068,926
PRR	31,508,311	32,032,915	(524,604)
PTR	100,534,672	98,470,561	2,064,111
3XX	442,422	314,757	127,665
5XX	20,306,134	13,778,048	6,528,086
SSA	4,126,734	3,520,421	606,313
VSC	68,794,125	71,117,840	(2,323,715)
2XX	1,820,934	1,317,349	503,585

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
SVV	103,037,588	88,514,311	14,523,277
SGC	34,031,208	26,791,166	7,240,042
S13	6,899,736	5,326,487	1,573,249
SDC	300,119,944	239,082,191	61,037,753
S15	35,719,684	31,681,301	4,038,383
7XX	57,404,768	17,718,830	39,685,938
6XX	43,776,137	17,257,920	26,518,217
8XX	48,691,186	18,732,386	29,958,800
1XX	1,307,813	848,898	458,915
SLC	234,205,948	189,366,936	44,839,012
S12	3,456,348	2,677,480	778,868
S14	7,966,885	7,069,943	896,942
4XX	62,879,790	44,459,635	18,420,155
S16	17,241,551	17,214,416	27,135
LGF	1,255,577	1,105,002	150,575
SC3	1,558,063	1,670,854	(112,791)
SRE	55,050,150	57,034,067	(1,983,917)
IGB	17,212,902	13,899,171	3,313,731
CMM	37,140,540	31,480,131	5,660,409
WTF	442,179	485,643	(43,464)
USC	14,222	14,582	(360)

8. FAIR VALUE MEASUREMENTS

The following section applies the FASB ASC Topic 820 fair value hierarchy and disclosure requirements to the Variable Account’s financial instruments that are carried at fair value. Topic 820 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

In compliance with Topic 820, the Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

As of December 31, 2010, the Funds of the Variable Account are identical to public mutual funds, but are only available to the contract holders of the Variable Account.  The inputs used to price the Funds are observable and are identical to mutual funds readily tradable in public markets and represent Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2010. As of December 31, 2010, the Level 1 assets held by the Sub-Accounts was $16,146.3 million.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
AVB
2010	5,293,494	$ 9.9167	to	$ 10.2048	$ 53,564,306	2.43%	1.35%	to	2.35%	1.14%	to	8.81%
2009	4,507,053	9.2498	to	9.3787	42,044,269	0.81	1.35	to	2.10	21.13	to	22.06
2008[4]	1,484,739	7.6393	to	7.6837	11,378,225	2.36	1.35	to	2.05	(23.61)	to	(23.16)
AN4
2010	1,092,105	8.4482	to	8.6813	9,392,167	1.83	1.35	to	2.30	1.70	to	11.09
2009	1,011,403	7.6787	to	7.8147	7,854,209	3.28	1.35	to	2.30	36.03	to	37.36
2008[4]	258,506	5.6447	to	5.6893	1,466,176	-	1.35	to	2.30	(43.55)	to	(43.11)
IVB
2010	11,190,095	7.1355	to	7.3535	81,416,221	2.68	1.30	to	2.35	1.85	to	2.94
2009	11,674,305	7.0059	to	7.1432	82,821,276	1.06	1.30	to	2.35	31.20	to	32.61
2008[4]	12,644,113	5.3309	to	5.3866	67,893,236	0.26	1.30	to	2.55	(46.69)	to	(46.13)
9XX
2010	47,908,911	12.7432	to	13.0170	619,370,616	1.27	1.35	to	2.30	1.20	to	8.28
2009	34,904,179	11.8467	to	12.0216	417,990,165	3.19	1.35	to	2.55	17.83	to	19.28
2008[6]	1,673,259	10.0629	to	10.0781	16,852,673	6.00	1.35	to	2.10	0.63	to	0.78
NMT
2010	3,338	12.4799			41,663	-	1.65			15.48
2009	4,383	10.8073			47,363	0.10	1.65			24.97
2008	8,756	8.6480	to	8.7482	76,146	-	1.35	to	1.65	(44.50)	to	(44.33)
2007	8,690	15.5826	to	15.7150	135,980	0.53	1.35	to	1.65	17.31	to	17.67
2006	6,233	13.0685	to	13.3555	83,087	0.12	1.35	to	1.65	17.77	to	18.13
MCC
2010	14,342,386	9.3906	to	9.7833	138,265,475	-	1.30	to	2.35	2.84	to	15.60
2009	16,190,984	8.2105	to	8.4629	135,548,553	-	1.30	to	2.35	23.82	to	25.15
2008	16,749,454	6.6062	to	6.7622	112,464,281	-	1.30	to	2.55	(45.21)	to	(44.50)
2007[8]	6,356,718	12.0821	to	12.1839	77,182,125	0.25	1.30	to	2.30	20.82	to	21.84
NNG
2010	11,218	11.5747	to	11.7119	130,018	0.12	1.65	to	1.85	19.30	to	19.54
2009	11,706	9.7021	to	9.7495	113,666	0.65	1.75	to	1.85	24.32	to	24.45
2008	22,574	7.8041	to	7.8343	176,374	0.27	1.75	to	1.85	(40.57)	to	(40.51)
2007	14,570	13.1322	to	13.1694	191,573	-	1.35	to	1.85	15.29	to	15.88
2006	19,841	11.2465	to	11.4935	226,596	-	1.35	to	1.85	4.14	to	4.66
CMG
2010	2,712,649	10.1161	to	10.4978	28,087,424	0.05	1.35	to	2.30	0.68	to	19.63
2009	2,630,402	8.5261	to	8.7754	22,841,383	0.26	1.35	to	2.35	23.36	to	24.62
2008	1,610,257	6.9442	to	7.0418	11,258,978	0.04	1.35	to	2.10	(40.87)	to	(40.41)
2007[8]	640,690	11.7433	to	11.8174	7,548,709	-	1.35	to	2.10	17.43	to	18.17
NMI
2010	1,076,458	9.4101	to	13.3287	13,809,157	0.69	1.30	to	2.30	0.50	to	12.25
2009	1,170,771	8.4513	to	11.8797	13,421,698	1.86	1.30	to	2.35	34.70	to	36.15
2008	1,018,267	6.2580	to	8.7297	8,660,311	1.36	1.30	to	2.10	(49.57)	to	(49.16)
2007	522,074	12.3894	to	17.1796	8,752,767	0.08	1.35	to	2.30	16.91	to	24.52
2006	11,385	14.2400	to	14.5526	165,345	0.19	1.35	to	1.65	21.19	to	21.56

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
CSC
2010	1,022	$ 12.7743	to	$ 12.9257	$ 13,175	1.03%	1.65%	to	1.85%	24.13% to 24.38	to	24.38%
2009	954	10.3922			9,933	0.93	1.65			22.93
2008	956	8.4535			8,097	0.50	1.65			(29.35)
2007	1,509	11.9646	to	11.9984	18,101	0.26	1.55	to	1.65	(4.19)	to	(4.10)
2006	1,411	12.2863	to	12.5560	17,650	0.26	1.55	to	1.65	17.40	to	17.52
FVB
2010	5,329,715	10.6772	to	11.0801	58,332,583	1.60	1.35	to	2.30	1.23	to	16.17
2009	4,620,075	9.2805	to	9.5381	43,671,580	2.27	1.35	to	2.30	35.14	to	36.46
2008	2,412,176	6.8929	to	6.9899	16,761,837	2.12	1.35	to	2.10	(35.54)	to	(35.04)
2007[8]	1,234,324	10.6929	to	10.7604	13,240,999	3.47	1.35	to	2.10	6.93	to	7.60
FL1
2010	22,219,731	10.0146	to	10.3056	226,649,086	1.05	1.30	to	2.30	1.40	to	15.41
2009	21,371,208	8.7663	to	8.9297	189,572,250	1.53	1.30	to	2.30	32.35	to	33.71
2008[4]	7,352,882	6.6235	to	6.6786	48,955,023	2.15	1.30	to	2.30	(33.77)	to	(33.21)
F10
2010	586,368	11.4029	to	11.9562	6,869,231	1.73	1.35	to	2.25	10.01	to	11.03
2009	790,396	10.3649	to	10.7688	8,368,031	3.25	1.35	to	2.25	21.17	to	22.28
2008	1,173,750	8.5543	to	8.8065	10,204,299	3.71	1.35	to	2.25	(26.86)	to	(26.18)
2007	585,651	11.6955	to	11.9301	6,929,208	3.24	1.35	to	2.25	5.97	to	6.95
2006	268,016	10.9973	to	11.1613	2,974,098	3.37	1.35	to	2.25	7.12	to	8.10
F15
2010	2,690,154	11.4777	to	12.0663	31,790,466	2.02	1.30	to	2.25	0.70	to	11.32
2009	2,555,558	10.4105	to	10.8391	27,230,849	4.12	1.30	to	2.25	22.21	to	23.40
2008	1,989,150	8.5186	to	8.7840	17,220,907	2.98	1.30	to	2.25	(28.94)	to	(28.24)
2007	1,457,747	11.9744	to	12.2416	17,658,270	3.26	1.30	to	2.30	6.55	to	7.65
2006	715,554	11.2046	to	11.3717	8,088,852	2.49	1.30	to	2.30	8.30	to	9.40
F20
2010	3,591,134	11.2492	to	11.8574	41,774,592	2.00	1.30	to	2.30	0.77	to	12.84
2009	4,011,350	9.9637	to	10.5078	41,446,559	3.24	1.30	to	2.55	25.27	to	26.88
2008	3,412,422	8.0187	to	8.2819	27,908,761	2.45	1.30	to	2.30	(34.35)	to	(33.68)
2007	2,944,857	12.2148	to	12.4873	36,444,849	2.52	1.30	to	2.30	7.42	to	8.53
2006	1,308,908	11.3368	to	11.5058	14,984,152	3.47	1.30	to	2.30	9.14	to	10.26
FVM
2010	14,828,391	11.7343	to	12.2246	178,592,880	0.12	1.30	to	2.35	(0.13)	to	26.90
2009	15,498,708	9.3461	to	9.6332	147,656,427	0.48	1.30	to	2.35	36.47	to	37.94
2008	16,082,303	6.8485	to	6.9838	111,490,874	0.25	1.30	to	2.35	(41.03)	to	(40.40)
2007[8]	11,884,177	11.6141	to	11.7169	138,777,417	0.47	1.30	to	2.35	16.14	to	17.17
SGI
2010	39,232,419	11.4936	to	11.9272	462,402,911	1.98	1.35	to	2.30	1.72	to	17.56
2009	33,258,686	9.8573	to	10.1455	334,386,149	0.68	1.35	to	2.35	17.43	to	18.63
2008	17,385,339	8.4022	to	8.5521	147,791,354	1.76	1.35	to	2.30	(20.70)	to	(19.92)
2007[8]	7,791,583	10.6128	to	10.6798	82,974,328	-	1.35	to	2.10	6.13	to	6.80

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
S17
2010	5,771,387	$ 9.5951	to	$ 9.8597	$ 56,433,177	2.06%	1.35%	to	2.30%	7.72%	to	8.77%
2009	6,700,721	8.9075	to	9.0651	60,404,458	2.81	1.35	to	2.30	27.26	to	28.49
2008[4]	4,966,898	6.9997	to	7.0549	34,950,364	5.05	1.35	to	2.30	(30.00)	to	(29.45)
ISC
2010	10,453,432	10.1481	to	10.5514	108,775,441	6.60	1.30	to	2.30	1.33	to	11.21
2009	8,744,128	9.1653	to	9.4879	82,084,273	7.92	1.30	to	2.50	32.21	to	33.83
2008	6,865,436	6.9325	to	7.0894	48,332,687	5.43	1.30	to	2.50	(31.42)	to	(30.57)
2007[8]	3,983,472	10.1431	to	10.2071	40,544,176	1.80	1.35	to	2.10	1.43	to	2.07
FVS
2010	2,184,543	14.4922	to	21.1502	44,583,047	0.79	1.30	to	2.50	1.78	to	26.56
2009	2,176,095	11.5328	to	16.7205	35,186,583	1.64	1.30	to	2.50	25.93	to	27.48
2008	1,779,602	9.1117	to	13.1231	22,554,357	1.14	1.30	to	2.50	(34.70)	to	(33.89)
2007	1,960,878	13.8819	to	19.8610	37,692,750	0.66	1.30	to	2.50	(4.83)	to	(3.66)
2006	1,597,154	14.4771	to	20.6252	32,015,946	0.63	1.30	to	2.50	14.06	to	15.46
SIC
2010	2,596,931	11.8722	to	12.3200	31,584,484	4.50	1.35	to	2.30	0.71	to	9.42
2009	1,891,057	10.9558	to	11.2596	21,088,738	7.24	1.35	to	2.30	22.86	to	24.05
2008	997,893	8.9508	to	9.0765	8,998,750	6.90	1.35	to	2.10	(13.11)	to	(12.44)
2007[8]	556,077	10.3009	to	10.3659	5,745,387	2.79	1.35	to	2.10	3.01	to	3.66
FMS
2010	18,142,945	11.7357	to	15.3150	269,667,669	1.61	1.30	to	2.35	1.10	to	9.75
2009	18,322,036	10.7695	to	13.9615	248,924,483	2.27	1.30	to	2.35	23.09	to	24.41
2008	10,659,488	8.7183	to	11.2279	116,498,829	3.43	1.30	to	2.35	(38.59)	to	(37.93)
2007	6,318,116	14.1466	to	18.0981	111,152,728	1.37	1.30	to	2.35	1.03	to	2.13
2006	3,368,514	13.9177	to	17.7303	58,070,328	1.22	1.30	to	2.35	15.61	to	16.85
TDM
2010	3,730,450	15.7752	to	16.6280	60,725,526	1.67	1.30	to	2.30	14.88	to	16.06
2009	4,245,202	13.7314	to	14.3272	59,780,455	4.87	1.30	to	2.30	68.62	to	70.35
2008	6,078,724	8.1300	to	8.4105	50,460,099	2.68	1.30	to	2.35	(53.82)	to	(53.32)
2007	4,360,786	17.6061	to	18.0187	77,853,382	1.85	1.30	to	2.35	25.74	to	27.10
2006	511,631	13.9683	to	14.1765	7,216,012	1.18	1.30	to	2.30	25.15	to	26.43
FTI
2010	15,268,978	14.0221	to	18.6504	273,652,493	1.99	1.30	to	2.55	5.64	to	7.00
2009	17,578,876	13.2120	to	17.5014	295,586,812	3.56	1.30	to	2.55	33.55	to	35.26
2008	22,475,438	9.8476	to	12.9916	280,682,732	2.33	1.30	to	2.55	(41.91)	to	(41.16)
2007	23,555,118	16.8727	to	22.1685	502,292,060	1.98	1.30	to	2.55	12.50	to	13.95
2006	23,906,416	14.9290	to	19.5344	449,411,615	1.19	1.30	to	2.55	18.36	to	19.87
FTG
2010	2,323,981	11.1685	to	16.0551	35,600,674	1.34	1.30	to	2.30	0.74	to	6.00
2009	2,338,559	10.6117	to	15.1541	33,875,343	3.23	1.30	to	2.30	28.09	to	29.40
2008	2,275,331	8.2593	to	11.7171	25,517,931	1.77	1.30	to	2.35	(43.69)	to	(43.08)
2007	2,128,221	14.6136	to	20.5944	41,968,435	1.30	1.30	to	2.35	(0.07)	to	1.01
2006	1,134,629	14.5363	to	20.3990	22,093,074	1.21	1.30	to	2.35	18.95	to	20.23

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
HBF	773,084	$ 12.2622	to	$ 12.4184	$ 9,572,118	0.12%	1.35%	to	2.10%	0.75%	to	8.95%
2010
2009[10]	259,790	11.3416	to	11.3988	2,957,383	0.05	1.35	to	2.10	13.42	to	13.99
HVD
2010	381,299	9.7101	to	9.9383	3,761,330	4.58	1.35	to	2.10	0.95	to	13.57
2009	300,219	8.6154	to	8.7509	2,613,269	-	1.35	to	2.10	22.48	to	23.42
2008[11]	116,273	7.0493	to	7.0906	822,517	19.06	1.35	to	1.90	(29.46)	to	(29.06)
HVG
2010	105,400	7.6526	to	7.7839	815,820	0.17	1.35	to	1.90	7.78	to	8.38
2009	64,711	7.1003	to	7.1818	462,965	-	1.35	to	1.90	13.76	to	14.40
2008[11]	43,321	6.2416	to	6.2781	271,371	1.69	1.35	to	1.90	(39.09)	to	(38.75)
HVI
2010	135,007	8.0357	to	8.2246	1,103,265	2.88	1.35	to	2.10	9.45	to	10.28
2009	122,312	7.3422	to	7.4577	908,107	-	1.35	to	2.10	19.06	to	19.97
2008[11]	71,105	6.1669	to	6.2162	440,962	10.28	1.35	to	2.10	(39.15)	to	(38.68)
HVE
2010	579,008	8.3591	to	8.5555	4,914,149	1.41	1.35	to	2.10	1.46	to	7.71
2009	373,724	7.8201	to	7.9431	2,952,460	0.05	1.35	to	2.10	30.66	to	31.67
2008[11]	153,543	5.9849	to	6.0328	923,861	5.38	1.35	to	2.10	(41.81)	to	(41.36)
HVM
2010	5,537	8.8274	to	8.9788	49,237	0.89	1.35	to	1.90	11.95	to	12.58
2009	4,757	7.8852	to	7.9757	37,661	-	1.35	to	1.90	19.55	to	20.22
2008[11]	1,521	6.5957	to	6.6343	10,047	3.05	1.35	to	1.90	(35.17)	to	(34.81)
HVC
2010	131,381	9.6756	to	9.9030	1,289,234	0.67	1.35	to	2.10	1.60	to	21.15
2009	131,703	8.0479	to	8.1744	1,070,309	-	1.35	to	2.10	31.41	to	32.42
2008[11]	64,289	6.1242	to	6.1732	395,811	1.82	1.35	to	2.10	(40.12)	to	(39.66)
HVS
2010	462,023	10.6873	to	10.9382	5,028,611	2.59	1.35	to	2.10	0.44	to	3.47
2009	89,657	10.4080	to	10.5713	943,853	-	1.35	to	2.10	3.25	to	4.04
2008[11]	10,776	10.1182	to	10.1611	109,325	9.36	1.35	to	1.75	0.36	to	0.77
HVN
2010	53,652	7.1473	to	7.3153	389,238	0.10	1.35	to	2.10	13.53	to	14.40
2009	52,212	6.2954	to	6.3944	332,142	-	1.35	to	2.10	31.82	to	32.83
2008[11]	36,987	4.7757	to	4.8140	177,544	0.68	1.35	to	2.10	(53.65)	to	(53.30)
HRS
2010	288,049	7.5898	to	7.7455	2,215,321	0.26	1.35	to	2.10	3.59	to	20.50
2009	134,661	6.3466	to	6.4276	861,819	-	1.35	to	2.10	31.91	to	32.92
2008[11]	34,039	4.8112	to	4.8356	164,218	1.41	1.35	to	2.10	(51.89)	to	(51.64)
HVR
2010	150,620	7.9771	to	8.1645	1,220,000	1.32	1.35	to	2.10	1.12	to	5.89
2009	75,433	7.5908	to	7.7102	578,764	-	1.35	to	2.10	30.58	to	31.58
2008[11]	22,935	5.8258	to	5.8599	134,085	4.24	1.35	to	1.90	(43.17)	to	(42.85)
HSS
2010	463,805	9.7297	to	9.9582	4,587,826	0.47	1.35	to	2.10	2.10	to	27.86
2009	320,168	7.6677	to	7.7883	2,481,257	-	1.35	to	2.10	30.16	to	31.16
2008[11]	107,313	5.8910	to	5.9382	635,831	0.64	1.35	to	2.10	(42.47)	to	(42.03)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
VLC	2,754,884	$ 8.7353	to	$ 9.0827	$ 24,645,773	0.13%	1.30%	to	2.30%	1.41%	to	14.19%
2010
2009	2,424,233	7.7727	to	7.9538	19,071,269	4.34	1.30	to	2.10	25.71	to	26.74
2008	1,778,846	6.1599	to	6.2700	11,079,024	1.96	1.35	to	2.30	(37.29)	to	(36.67)
2007[8]	1,104,540	9.8387	to	9.9008	10,902,301	-	1.35	to	2.10	(1.61)	to	(0.99)
VKU
2010	2,638,485	10.9300	to	11.1670	29,230,936	1.96	1.35	to	2.10	1.34	to	10.52
2009	2,012,655	9.8917	to	10.1041	20,224,707	2.67	1.35	to	2.50	19.43	to	20.83
2008[4]	521,533	8.2827	to	8.3619	4,349,163	1.79	1.35	to	2.50	(17.17)	to	(16.38)
VKC
2010	541,345	10.6152	to	10.8455	5,813,854	0.85	1.35	to	2.10	1.68	to	20.53
2009	286,134	8.8743	to	8.9980	2,559,424	1.10	1.35	to	2.10	36.24	to	37.28
2008[4]	64,684	6.5138	to	6.5544	422,645	0.51	1.35	to	2.10	(34.86)	to	(34.46)
LRE
2010	5,546,175	10.8727	to	11.1887	61,493,993	1.38	1.35	to	2.35	2.09	to	21.04
2009	4,250,860	9.0745	to	9.2522	39,060,057	3.64	1.30	to	2.35	65.86	to	67.64
2008[4]	2,539,966	5.4621	to	5.5191	13,975,390	6.16	1.30	to	2.55	(45.38)	to	(44.81)
LA9
2010	3,343,836	14.3291	to	16.9372	50,950,452	-	1.30	to	2.55	0.79	to	21.33
2009	4,131,400	11.9616	to	13.9599	52,098,239	-	1.30	to	2.55	41.84	to	43.66
2008	4,668,640	8.4333	to	9.7176	41,167,153	-	1.30	to	2.55	(39.83)	to	(39.05)
2007	5,069,578	14.0149	to	15.9436	73,578,930	-	1.30	to	2.55	18.17	to	19.70
2006	4,902,578	11.8596	to	13.3200	59,707,503	-	1.30	to	2.55	5.15	to	6.50
LAV
2010	3,240,001	14.2886	to	15.3001	48,288,792	0.32	1.30	to	2.30	1.37	to	17.48
2009	3,386,297	12.2869	to	13.0302	43,116,785	0.19	1.30	to	2.35	23.08	to	24.34
2008	2,597,685	9.9573	to	10.4851	26,664,191	0.59	1.30	to	2.35	(30.35)	to	(29.60)
2007	2,132,144	14.3086	to	14.9014	31,216,819	0.58	1.30	to	2.30	4.25	to	5.33
2006	1,530,051	13.6347	to	14.1549	21,338,547	0.81	1.35	to	2.30	12.01	to	13.10
MIT
2010	21,182,508	8.9359	to	32.2588	329,127,899	1.82	1.00	to	1.85	14.31	to	15.30
2009	24,500,355	7.8132	to	28.0862	330,454,824	2.37	1.00	to	1.85	22.94	to	24.01
2008	28,659,325	6.3519	to	22.7364	312,978,185	1.52	1.00	to	1.85	(36.16)	to	(35.60)
2007	36,869,229	9.9446	to	35.4439	616,787,038	1.18	1.00	to	1.85	3.98	to	4.88
2006	47,922,260	9.5591	to	33.9245	759,598,902	0.82	1.00	to	1.85	11.21	to	12.17
MFL
2010	12,022,072	10.6014	to	15.7028	168,194,841	1.56	1.00	to	2.55	13.16	to	14.96
2009	14,889,009	9.3019	to	13.6875	182,378,997	2.11	1.00	to	2.55	21.81	to	23.75
2008	17,800,165	7.5820	to	11.0833	177,022,413	1.22	1.00	to	2.55	(36.78)	to	(35.77)
2007	19,982,665	11.9080	to	17.2918	310,717,943	1.00	1.00	to	2.55	2.98	to	4.63
2006	19,922,745	11.4804	to	16.5607	295,643,335	0.60	1.00	to	2.55	10.17	to	11.91
BDS
2010	5,106,265	16.8481	to	19.0628	93,795,374	4.34	1.15	to	1.85	8.81	to	9.60
2009	5,384,987	15.4686	to	17.3936	90,448,318	6.48	1.15	to	1.85	25.59	to	26.50
2008	5,203,097	12.3042	to	13.7497	69,202,403	7.02	1.15	to	1.85	(12.19)	to	(11.55)
2007	6,896,916	14.1153	to	15.5456	103,879,319	6.26	1.15	to	1.85	1.60	to	2.35
2006	8,059,857	13.7634	to	15.1894	119,031,240	6.18	1.15	to	1.85	3.26	to	4.00

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
MF7
2010	9,260,297	$11.9321	to	$ 15.9598	$ 138,789,021	3.96%	1.15%	to	2.50%	0.52%	to	9.40%
2009	6,662,054	10.9792	to	14.5888	91,904,165	5.40	1.15	to	2.50	24.47	to	26.19
2008	4,635,465	8.7578	to	11.6903	51,141,515	6.74	1.00	to	2.50	(13.00)	to	(11.66)
2007	6,110,178	9.9948	to	13.2334	76,655,526	5.69	1.00	to	2.55	(0.05)	to	2.24
2006	6,133,332	10.5636	to	12.9429	75,695,316	5.91	1.00	to	2.55	2.20	to	3.82
RGS
2010	8,499,280	10.4589	to	16.2874	109,875,527	1.15	1.00	to	1.85	15.05	to	16.04
2009	9,599,790	9.0816	to	14.0549	107,176,009	1.82	1.00	to	1.85	30.28	to	31.41
2008	11,214,418	6.9635	to	10.7101	95,812,820	0.65	1.00	to	1.85	(39.77)	to	(39.24)
2007	14,862,669	11.5494	to	17.6526	208,241,408	0.23	1.00	to	1.85	6.69	to	7.62
2006	6,003,584	10.8138	to	16.4253	77,970,401	0.60	1.00	to	1.85	11.64	to	12.60
RG1
2010	3,339,426	9.5576	to	17.1228	34,696,477	0.93	1.10	to	2.30	1.72	to	15.66
2009	3,557,338	8.3649	to	14.8193	32,497,716	1.44	1.10	to	2.30	29.39	to	30.98
2008	2,883,536	6.4648	to	11.3256	21,338,733	0.44	1.00	to	2.30	(40.21)	to	(39.41)
2007	2,707,973	10.8166	to	18.7295	34,458,186	0.16	1.00	to	2.25	6.17	to	8.99
2006	979,416	12.3578	to	17.4884	12,643,624	0.41	1.00	to	2.05	11.12	to	12.31
EME
2010	1,624,680	28.7931	to	34.9969	52,175,479	0.71	1.00	to	1.85	21.46	to	22.51
2009	1,777,211	23.7055	to	28.6673	46,576,034	2.42	1.00	to	1.85	65.46	to	66.90
2008	1,900,227	14.3267	to	17.2377	29,955,875	1.39	1.00	to	1.85	(55.93)	to	(55.54)
2007	2,587,959	32.5066	to	38.9119	91,911,417	2.02	1.00	to	1.85	33.14	to	34.29
2006	3,300,914	24.4161	to	29.5347	87,687,610	1.12	1.00	to	1.85	27.76	to	28.87
EM1
2010	1,775,371	16.1794	to	39.7356	33,610,615	0.56	1.15	to	2.50	2.77	to	22.05
2009	1,346,721	13.4397	to	32.5736	22,378,471	1.63	1.15	to	2.50	63.92	to	66.19
2008	710,442	8.1987	to	19.6098	8,295,305	1.08	1.15	to	2.50	(56.32)	to	(55.71)
2007	808,424	18.7701	to	44.3000	22,821,441	1.85	1.15	to	2.50	31.88	to	33.72
2006	813,675	14.2242	to	33.1470	18,546,786	0.90	1.15	to	2.50	26.66	to	28.41
GGS
2010	1,388,803	16.3289	to	23.6760	27,603,523	-	1.00	to	1.85	2.68	to	3.57
2009	1,514,184	15.9031	to	22.9489	29,279,024	11.75	1.00	to	1.85	2.14	to	3.02
2008	1,783,352	15.5702	to	22.3616	33,534,157	8.21	1.00	to	1.85	8.36	to	9.30
2007	1,951,821	14.3685	to	25.1849	33,658,588	-	1.00	to	1.85	6.68	to	7.61
2006	2,234,976	13.4688	to	19.1593	36,201,209	-	1.00	to	1.85	3.03	to	3.92
GG1
2010	191,576	14.4984	to	17.1353	3,072,039	-	1.15	to	2.05	2.24	to	3.18
2009	226,268	14.1448	to	16.6581	3,542,610	13.42	1.15	to	2.05	1.65	to	2.58
2008	410,545	13.8804	to	16.2887	6,320,695	7.46	1.15	to	2.05	7.86	to	8.85
2007	284,890	12.8359	to	15.0094	4,022,897	-	1.15	to	1.85	6.46	to	7.23
2006	283,792	10.4123	to	14.0408	3,762,442	-	1.15	to	1.85	2.77	to	3.50
GGR
2010	3,303,954	9.9029	to	30.7722	68,407,784	0.80	1.00	to	1.85	9.74	to	10.69
2009	3,839,286	9.0195	to	27.9081	71,866,959	1.19	1.00	to	1.85	37.23	to	38.42
2008	4,323,307	6.5693	to	20.2403	59,243,931	1.03	1.00	to	1.85	(40.07)	to	(39.55)
2007	5,626,403	10.9557	to	33.6111	124,791,013	1.69	1.00	to	1.85	11.17	to	12.13
2006	7,063,308	9.8502	to	30.0902	140,323,466	0.56	1.00	to	1.85	15.21	to	16.20

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
GG2
2010	250,738	$ 14.0654	to	$ 20.0359	$ 4,004,065	0.57%	1.15%	to	2.10%	9.19%	to	10.25%
2009	340,286	12.8483	to	18.1818	4,912,210	0.74	1.15	to	2.10	36.50	to	37.83
2008	440,668	9.3883	to	13.1983	4,602,950	0.76	1.00	to	2.30	(40.48)	to	(39.68)
2007	494,318	15.6997	to	21.9248	8,590,818	1.43	1.00	to	2.10	10.65	to	11.90
2006	548,900	14.1520	to	19.6328	8,624,775	0.33	1.00	to	2.10	14.55	to	15.84
RES
2010	8,120,608	7.7831	to	26.1691	138,046,224	1.40	1.15	to	1.85	10.58	to	11.38
2009	9,405,855	7.0348	to	23.5528	143,755,857	1.68	1.15	to	1.85	29.99	to	30.94
2008	11,057,121	5.4090	to	18.0325	129,451,544	0.67	1.15	to	1.85	(37.61)	to	(37.16)
2007	14,094,806	8.6654	to	28.7651	257,818,176	0.84	1.15	to	1.85	11.13	to	11.94
2006	18,185,522	7.7933	to	25.7598	297,727,331	0.66	1.15	to	1.85	8.52	to	9.30
RE1
2010	1,162,208	11.0907	to	17.2860	16,215,376	1.16	1.10	to	2.25	9.89	to	11.18
2009	1,371,905	10.0513	to	15.5629	17,259,114	1.46	1.10	to	2.25	29.06	to	30.57
2008	1,840,427	7.7566	to	11.9309	17,668,776	0.37	1.10	to	2.30	(38.03)	to	(37.27)
2007	1,853,837	12.4596	to	19.0382	28,036,878	0.61	1.10	to	2.30	10.36	to	11.72
2006	2,112,711	11.2383	to	17.0586	28,453,629	0.42	1.10	to	2.30	7.79	to	9.11
GTR
2010	3,630,317	15.3603	to	29.8429	83,182,897	0.80	1.15	to	1.85	3.58	to	4.33
2009	4,057,331	14.8223	to	28.6751	89,385,980	8.00	1.15	to	1.85	13.03	to	13.85
2008	4,598,290	13.1070	to	25.2490	89,967,387	5.42	1.15	to	1.85	(16.99)	to	(16.39)
2007	6,117,487	15.7818	to	30.2720	140,411,531	2.22	1.15	to	1.85	6.84	to	7.62
2006	7,258,332	14.7633	to	28.1974	156,233,915	0.92	1.15	to	1.85	15.11	to	15.95
GT2
2010	35,771,466	10.2960	to	18.2065	374,030,587	0.33	1.15	to	2.10	0.47	to	4.10
2009	699,643	15.3452	to	17.4988	11,164,168	7.75	1.15	to	2.05	12.42	to	13.46
2008	873,958	13.6216	to	15.4312	12,354,205	5.24	1.15	to	1.85	(17.15)	to	(16.56)
2007	1,161,693	16.4422	to	18.5035	19,774,396	1.99	1.15	to	2.05	6.39	to	7.37
2006	1,149,650	14.9739	to	17.2425	18,291,763	0.66	1.15	to	2.05	14.52	to	15.57
GSS
2010	9,796,211	14.6711	to	23.7279	182,422,116	3.64	1.15	to	1.85	2.81	to	3.56
2009	11,173,460	14.2550	to	22.9687	201,831,819	4.99	1.15	to	1.85	2.56	to	3.31
2008	12,130,442	13.8850	to	22.2887	213,486,283	5.57	1.15	to	1.85	6.53	to	7.31
2007	15,336,252	13.0202	to	24.6917	247,658,015	5.01	1.00	to	1.85	5.19	to	6.10
2006	18,582,159	12.3657	to	19.7009	283,320,766	5.07	1.00	to	1.85	1.77	to	2.65
MFK
2010	31,563,214	11.3128	to	14.2266	398,410,866	3.43	1.00	to	2.55	0.13	to	3.45
2009	30,492,655	11.1096	to	13.7522	374,547,282	3.88	1.00	to	2.55	1.57	to	3.19
2008	19,623,926	10.9374	to	13.3271	236,492,256	5.08	1.00	to	2.55	5.53	to	7.21
2007	24,954,225	10.3645	to	12.4309	281,758,050	4.76	1.00	to	2.55	4.17	to	5.83
2006	25,308,705	9.9499	to	11.7457	272,332,913	4.56	1.00	to	2.55	0.84	to	2.44
EGS
2010	11,164,178	5.9152	to	25.4132	142,268,348	0.09	1.00	to	1.85	13.67	to	14.66
2009	12,612,013	5.2011	to	22.2504	140,984,437	0.28	1.00	to	1.85	35.19	to	36.36
2008	14,615,786	3.8453	to	16.3806	119,597,619	0.25	1.00	to	1.85	(38.50)	to	(37.96)
2007	18,485,750	6.2491	to	26.5065	238,240,356	-	1.00	to	1.85	18.99	to	20.03
2006	24,616,070	5.2490	to	22.1693	263,364,457	-	1.00	to	1.85	6.03	to	6.94

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
MFF
2010	922,817	$ 11.2140	to	$ 19.8409	$ 12,234,367	-%	1.00%	to	2.25%	12.91%	to	14.35%
2009	1,079,900	9.8917	to	17.3864	12,532,342	-	1.00	to	2.30	34.29	to	36.08
2008	1,316,168	7.3320	to	12.8024	11,206,403	-	1.00	to	2.30	(38.97)	to	(38.16)
2007	1,464,903	11.9589	to	20.7435	20,689,801	-	1.00	to	2.30	18.20	to	19.78
2006	1,615,364	10.0706	to	17.3526	18,737,905	-	1.00	to	2.30	5.23	to	6.62
HYS
2010	4,992,117	14.8922	to	29.6663	99,394,800	9.47	1.00	to	1.85	13.40	to	14.38
2009	5,804,644	13.1329	to	26.0372	100,842,945	10.05	1.00	to	1.85	47.58	to	48.86
2008	6,745,555	8.8989	to	17.5591	78,775,038	9.54	1.00	to	1.85	(30.97)	to	(30.37)
2007	8,811,448	12.8913	to	30.7416	145,304,823	7.61	1.00	to	1.85	0.03	to	0.90
2006	11,347,579	12.8873	to	25.1862	186,188,557	8.37	1.00	to	1.85	8.36	to	9.29
MFC
2010	5,362,310	12.9647	to	17.5485	89,107,908	9.35	1.00	to	2.55	12.44	to	14.22
2009	6,543,484	11.4778	to	15.3945	95,852,231	9.78	1.00	to	2.55	45.89	to	48.21
2008	9,170,448	7.8311	to	10.4078	91,248,270	9.27	1.00	to	2.55	(31.44)	to	(30.35)
2007	9,231,715	11.3703	to	14.9734	132,587,722	7.08	1.00	to	2.55	(1.04)	to	0.54
2006	8,020,269	11.4368	to	14.9231	114,743,896	8.08	1.00	to	2.55	7.25	to	8.95
IGS
2010	3,754,249	14.9958	to	21.0746	66,861,752	0.90	1.00	to	1.85	13.03	to	14.01
2009	4,435,831	13.2602	to	18.5107	69,156,837	1.15	1.00	to	1.85	35.51	to	36.68
2008	5,162,799	9.7806	to	13.5618	59,050,183	1.33	1.00	to	1.85	(40.94)	to	(40.43)
2007	6,494,572	16.5529	to	22.7974	124,612,558	1.41	1.00	to	1.85	14.42	to	15.41
2006	7,850,731	14.4597	to	19.7805	131,169,208	0.68	1.00	to	1.85	23.72	to	24.78
IG1
2010	2,080,737	10.3907	to	24.1998	27,188,090	0.68	1.00	to	2.30	1.39	to	13.72
2009	2,056,727	9.2587	to	21.3236	24,793,740	0.75	1.00	to	2.30	34.52	to	36.31
2008	1,645,540	6.9084	to	15.6748	16,461,538	1.09	1.00	to	2.10	(41.23)	to	(40.56)
2007	1,455,023	11.7343	to	26.4253	26,435,969	1.10	1.00	to	2.30	13.87	to	18.28
2006	1,126,228	17.9775	to	23.0061	20,902,161	0.45	1.00	to	2.05	23.18	to	24.50
MII
2010	2,607,501	16.4109	to	26.2685	55,418,037	1.64	1.00	to	1.85	7.09	to	8.02
2009	2,987,921	15.3166	to	24.4127	59,014,660	3.33	1.00	to	1.85	23.05	to	24.12
2008	3,503,901	12.4412	to	19.7453	56,116,944	1.05	1.00	to	1.85	(32.68)	to	(32.10)
2007	4,858,869	18.4723	to	29.1921	113,714,035	1.65	1.00	to	1.85	5.35	to	6.27
2006	5,838,111	17.5246	to	27.5761	129,700,838	1.24	1.00	to	1.85	26.84	to	27.94
MI1
2010	19,684,586	9.3878	to	23.4684	192,674,447	1.41	1.15	to	2.35	0.83	to	7.53
2009	20,061,375	8.8376	to	21.8362	184,184,694	3.25	1.15	to	2.35	22.17	to	23.67
2008	22,385,237	7.2338	to	17.6653	167,431,706	0.93	1.15	to	2.35	(33.19)	to	(32.37)
2007	18,793,055	10.8274	to	26.1320	211,701,396	0.76	1.15	to	2.35	4.83	to	9.23
2006	703,270	20.2099	to	24.7123	14,701,003	1.07	1.15	to	2.05	26.32	to	27.47
MIS
2010	37,078,363	6.6013	to	12.1391	374,470,706	0.31	1.00	to	1.85	11.06	to	12.02
2009	43,349,933	5.9408	to	10.8514	392,101,061	0.81	1.00	to	1.85	3.56	to	38.74
2008	22,457,175	4.3169	to	7.8323	134,937,104	0.63	1.00	to	1.85	(38.38)	to	(37.85)
2007	30,064,891	7.0025	to	12.6193	286,174,371	0.36	1.00	to	1.85	9.46	to	10.41
2006	35,387,641	6.3943	to	11.4456	309,578,994	0.10	1.00	to	1.85	5.68	to	6.59

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
M1B	5,348,263	$ 9.7925	to	$ 15.3914	$ 63,674,137	0.10%	1.00%	to	2.55%	9.95%	to	11.70%
2010
2009	6,755,552	8.8427	to	13.8072	72,529,820	0.56	1.00	to	2.55	36.22	to	38.38
2008	6,598,033	6.4453	to	9.9977	53,180,723	0.34	1.00	to	2.55	(38.96)	to	(37.98)
2007	8,274,394	10.4829	to	16.1531	107,971,328	-	1.00	to	2.55	8.41	to	10.15
2006	6,763,495	9.6001	to	14.6951	78,640,745	-	1.00	to	2.55	4.68	to	6.34
MCS
2010	4,670,921	4.9504	to	5.5689	24,915,455	-	1.00	to	1.85	26.86	to	27.96
2009	4,857,853	3.8983	to	4.3522	20,289,951	0.07	1.00	to	1.85	39.68	to	40.89
2008	5,304,731	2.7880	to	3.0536	15,794,789	-	1.15	to	1.85	(52.25)	to	(51.90)
2007	7,235,851	5.8323	to	6.3480	44,914,140	-	1.15	to	1.85	7.80	to	8.59
2006	9,323,613	5.4047	to	5.8972	53,469,128	-	1.15	to	1.85	0.45	to	1.18
MC1
2010	1,566,303	6.8986	to	15.5588	15,073,695	-	1.15	to	2.50	25.67	to	27.40
2009	2,023,237	5.4533	to	12.2184	15,620,576	-	1.15	to	2.50	38.38	to	40.29
2008	2,534,232	3.9148	to	8.7136	14,019,215	-	1.00	to	2.50	(52.65)	to	(51.92)
2007	2,822,330	8.2136	to	18.1607	31,670,209	-	1.00	to	2.55	6.78	to	8.49
2006	3,386,735	7.6371	to	16.7744	35,351,366	-	1.00	to	2.55	(0.40)	to	1.18
MMS
2010	9,022,060	10.3396	to	14.0690	113,721,713	-	1.15	to	1.85	(1.85)	to	(1.14)
2009	11,201,129	10.5238	to	14.2660	142,977,635	-	1.15	to	1.85	(1.85)	to	(1.14)
2008	15,465,643	10.7978	to	14.4657	198,802,618	2.02	1.00	to	1.85	0.14	to	1.01
2007	14,742,422	10.7767	to	16.0468	188,524,112	4.78	1.00	to	1.85	2.90	to	3.80
2006	14,751,948	10.3731	to	13.9040	182,628,575	4.56	1.00	to	1.85	2.66	to	3.55
MM1
2010	15,867,217	9.4155	to	10.6456	158,401,447	0.00	1.00	to	2.55	(2.55)	to	(1.00)
2009	17,825,138	9.6619	to	10.7531	180,844,310	-	1.00	to	2.55	(2.55)	to	(1.00)
2008	22,125,007	9.9147	to	10.8617	228,570,494	1.77	1.00	to	2.55	(0.80)	to	0.78
2007	21,267,373	9.9894	to	10.7777	219,489,293	4.47	1.00	to	2.55	1.91	to	3.54
2006	15,330,003	9.7773	to	10.4095	153,918,543	4.28	1.00	to	2.55	1.68	to	3.29
NWD
2010	4,376,779	11.0608	to	22.2840	69,127,087	-	1.00	to	1.85	34.06	to	35.22
2009	5,216,357	8.2255	to	16.5026	60,742,092	-	1.00	to	1.85	59.95	to	61.33
2008	6,367,778	5.1269	to	10.2431	45,645,465	-	1.00	to	1.85	(40.70)	to	(40.18)
2007	8,362,104	8.6186	to	17.1469	99,019,794	-	1.00	to	1.85	0.65	to	1.53
2006	10,624,368	8.5367	to	16.9125	125,408,472	-	1.00	to	1.85	11.08	to	12.04
M1A
2010	4,156,401	13.2567	to	21.9094	80,056,321	-	1.00	to	2.55	32.75	to	34.85
2009	5,942,046	9.9357	to	16.2796	85,989,049	-	1.00	to	2.55	58.57	to	61.09
2008	8,571,360	6.2340	to	10.1266	77,933,950	-	1.00	to	2.55	(41.31)	to	(40.37)
2007	9,051,054	10.5672	to	17.0170	138,196,204	-	1.00	to	2.55	(0.35)	to	1.25
2006	8,544,360	10.5494	to	16.8413	128,060,378	-	1.00	to	2.55	10.02	to	11.77
RIS
2010	2,727,635	12.4438	to	22.6449	42,251,199	1.39	1.15	to	1.85	8.58	to	9.37
2009	3,126,123	11.4543	to	20.7048	44,296,413	3.19	1.15	to	1.85	28.51	to	29.45
2008	3,693,283	8.9085	to	15.9949	40,321,119	1.80	1.15	to	1.85	(43.56)	to	(43.14)
2007	5,162,219	15.7747	to	28.1322	98,199,663	1.14	1.15	to	1.85	11.05	to	11.86
2006	6,522,015	14.1980	to	25.1497	111,472,872	1.14	1.15	to	1.85	25.12	to	26.03

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
RI1	5,914,182	$ 14.4251	to	$ 20.4619	$ 113,396,073	1.16%	1.15%	to	2.55%	0.36%	to	9.07%
2010
2009	6,716,956	13.3402	to	18.7700	118,436,542	3.05	1.15	to	2.55	27.17	to	29.00
2008	7,836,028	10.4310	to	14.5578	107,197,293	1.49	1.00	to	2.55	(44.07)	to	(43.17)
2007	7,944,489	18.5446	to	25.6706	191,456,875	0.92	1.00	to	2.55	9.92	to	11.67
2006	6,902,034	16.7358	to	23.0340	148,626,673	0.93	1.00	to	2.55	24.02	to	25.98
SIS
2010	2,344,628	15.6123	to	17.2956	39,058,974	5.39	1.15	to	1.85	8.23	to	9.01
2009	2,519,695	14.4181	to	15.8656	38,612,559	10.27	1.15	to	1.85	25.32	to	26.23
2008	2,463,406	11.4995	to	12.5692	29,958,353	8.29	1.15	to	1.85	(14.66)	to	(14.04)
2007	3,392,931	13.4684	to	14.6222	48,007,878	5.51	1.15	to	1.85	1.56	to	2.30
2006	3,797,869	13.2544	to	14.2929	52,671,180	6.07	1.15	to	1.85	4.74	to	5.50
SI1
2010	683,470	14.2245	to	16.0462	10,489,949	5.17	1.15	to	2.30	7.52	to	8.78
2009	785,460	13.2301	to	14.7509	11,155,167	10.70	1.15	to	2.30	24.32	to	25.78
2008	956,921	10.6423	to	11.7277	10,869,245	8.07	1.15	to	2.30	(15.21)	to	(14.21)
2007	1,425,992	12.5520	to	13.6707	18,942,966	5.10	1.15	to	2.30	0.85	to	2.04
2006	1,662,083	11.2160	to	13.5062	21,695,648	5.71	1.15	to	2.30	4.01	to	5.23
TEC
2010	3,056,751	4.7761	to	5.5218	15,842,093	-	1.15	to	1.85	18.41	to	19.27
2009	3,329,932	4.0295	to	4.6305	14,531,610	-	1.15	to	1.85	73.37	to	74.63
2008	3,206,181	2.3219	to	2.6520	8,055,874	-	1.15	to	1.85	(51.83)	to	(51.49)
2007	4,080,642	4.8154	to	5.4664	21,166,638	-	1.15	to	1.85	17.99	to	18.83
2006	4,306,342	4.0772	to	4.6453	18,818,345	-	1.15	to	1.85	19.72	to	20.57
TE1
2010	160,111	10.4740	to	23.5955	1,776,216	-	1.15	to	1.85	18.00	to	18.84
2009	187,530	8.8766	to	19.8656	1,773,079	-	1.15	to	1.85	73.17	to	74.41
2008	183,490	5.1259	to	11.3963	989,205	-	1.15	to	1.85	(52.00)	to	(51.66)
2007	314,493	10.6793	to	23.5856	3,552,821	-	1.15	to	2.05	17.53	to	18.61
2006	332,775	9.0680	to	19.8947	3,147,970	-	1.15	to	1.85	19.35	to	20.20
TRS
2010	22,491,979	13.2205	to	34.1964	506,544,820	2.81	1.15	to	1.85	7.93	to	8.72
2009	25,748,066	12.2364	to	31.5325	535,058,547	3.94	1.15	to	1.85	15.91	to	16.75
2008	29,892,193	10.5464	to	27.0755	537,334,088	3.47	1.15	to	1.85	(23.01)	to	(22.45)
2007	39,711,318	13.6838	to	42.0157	899,656,744	3.01	1.15	to	1.85	2.38	to	3.13
2006	49,201,194	13.3518	to	34.0206	1,081,166,349	2.82	1.15	to	1.85	10.15	to	10.95
MFJ
2010	51,225,040	11.6925	to	15.0409	724,908,318	2.57	1.00	to	2.55	1.01	to	8.59
2009	56,778,902	10.8771	to	13.8787	743,138,623	3.49	1.00	to	2.55	14.80	to	16.63
2008	53,879,494	9.4214	to	11.9241	605,101,294	3.15	1.00	to	2.55	(23.74)	to	(22.52)
2007	57,895,390	12.2852	to	15.4222	840,502,026	2.67	1.00	to	2.55	1.41	to	3.03
2006	53,249,495	12.0173	to	14.9995	751,331,290	2.50	1.00	to	2.55	9.06	to	10.79

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
UTS
2010	6,010,069	$ 15.9966	to	$ 51.1708	$ 165,648,150	3.28%	1.15%	to	1.85%	11.80	to	12.61%
2009	7,070,735	14.3014	to	45.5539	173,124,755	5.05	1.15	to	1.85	30.91	to	31.86
2008	8,400,706	10.9193	to	34.6333	155,230,961	1.91	1.15	to	1.85	(38.23)	to	(37.78)
2007	11,423,450	17.6690	to	55.8021	329,601,898	1.34	1.15	to	1.85	26.19	to	27.11
2006	14,522,188	13.9930	to	44.0096	327,399,609	2.98	1.15	to	1.85	29.84	to	30.78
MFE
2010	3,706,532	18.9809	to	33.4566	111,476,038	3.08	1.00	to	2.35	0.98	to	12.47
2009	3,827,620	17.0227	to	29.8078	101,639,771	4.55	1.00	to	2.35	29.97	to	31.77
2008	3,731,129	13.0308	to	22.6677	72,955,216	1.66	1.00	to	2.35	(38.74)	to	(37.88)
2007	3,613,171	21.1610	to	36.5673	109,039,810	1.09	1.00	to	2.35	25.25	to	26.99
2006	2,880,540	16.8080	to	28.8532	64,951,521	2.61	1.00	to	2.35	28.87	to	30.65
MVS
2010	7,251,195	13.1542	to	18.8348	122,377,852	1.43	1.15	to	1.85	9.45	to	10.24
2009	8,202,606	11.9883	to	17.0851	125,753,509	1.84	1.15	to	1.85	18.26	to	19.12
2008	9,654,222	9.9861	to	14.3424	124,630,580	1.92	1.15	to	1.85	(33.90)	to	(33.41)
2007	13,437,738	15.0910	to	21.5393	258,734,352	1.62	1.15	to	1.85	5.92	to	6.69
2006	17,360,967	14.2333	to	20.1884	314,343,755	1.54	1.15	to	1.85	18.73	to	19.59
MV1
2010	14,050,600	12.4122	to	17.0183	219,524,012	1.21	1.00	to	2.50	1.46	to	10.11
2009	15,232,380	11.3930	to	15.4866	216,431,676	1.61	1.00	to	2.50	17.29	to	19.10
2008	13,424,854	9.6688	to	13.0299	159,243,510	1.45	1.00	to	2.55	(34.59)	to	(33.54)
2007	8,166,089	14.7056	to	19.6462	138,202,958	1.35	1.00	to	2.55	4.91	to	6.59
VKM
2010	1,156,849	12.4665	to	12.7369	14,589,309	-	1.35	to	2.10	0.48	to	30.49
2009	926,271	9.6270	to	9.7612	8,989,304	-	1.35	to	2.10	54.06	to	55.24
2008[4]	99,801	6.2488	to	6.2877	626,133	0.54	1.35	to	2.10	(37.51)	to	(37.12)
OBV
2010	1,744,434	7.4258	to	7.6460	13,178,352	1.20	1.35	to	2.10	10.31	to	11.16
2009	1,891,259	6.7316	to	6.8786	12,895,821	-	1.35	to	2.10	19.05	to	19.96
2008	626,984	5.6546	to	5.7342	3,574,079	1.96	1.35	to	2.10	(44.81)	to	(44.38)
2007[8]	199,285	10.2449	to	10.3095	2,048,287	0.09	1.35	to	2.10	2.45	to	3.10
OCA
2010	1,870,731	10.9252	to	14.8892	26,312,656	-	1.30	to	2.55	0.50	to	7.73
2009	2,138,568	10.0820	to	13.8285	27,945,879	0.01	1.30	to	2.55	40.48	to	42.28
2008	2,290,263	7.1367	to	9.7242	21,043,470	-	1.30	to	2.55	(47.05)	to	(46.37)
2007	2,405,555	13.4033	to	18.1418	41,294,194	0.01	1.30	to	2.55	10.94	to	12.37
2006	2,590,414	11.9843	to	16.1528	39,813,448	0.18	1.30	to	2.55	4.94	to	6.29
OGG
2010	2,177,497	14.4679	to	15.5868	32,916,492	1.21	1.30	to	2.30	0.50	to	14.20
2009	2,283,843	12.7984	to	13.6487	30,325,737	1.94	1.30	to	2.30	36.15	to	37.54
2008	2,451,893	9.4003	to	9.9232	23,751,907	1.28	1.30	to	2.30	(41.71)	to	(41.11)
2007	2,653,815	16.1268	to	16.8504	43,790,664	1.05	1.30	to	2.30	3.63	to	4.69
2006	1,996,825	15.4407	to	16.0948	31,585,162	0.68	1.30	to	2.30	14.67	to	15.84

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
OMG
2010	34,219,506	$ 11.2437	to	$ 14.4482	$ 470,911,158	0.93%	1.30%	to	2.55%	12.87%	to	14.32%
2009	40,927,550	9.9155	to	12.6447	494,644,467	1.66	1.30	to	2.55	24.73	to	26.33
2008	48,485,735	7.9130	to	10.0143	465,958,080	1.23	1.30	to	2.55	(40.20)	to	(39.43)
2007	44,367,479	13.1710	to	16.5411	706,504,514	0.74	1.30	to	2.55	1.48	to	2.79
2006	31,198,650	12.9188	to	16.1003	484,702,859	0.79	1.30	to	2.55	11.84	to	13.27
OMS
2010	596,815	14.3827	to	20.2332	11,503,067	0.41	1.30	to	2.30	20.23	to	21.46
2009	678,635	11.9020	to	16.6671	10,851,459	0.65	1.30	to	2.30	33.73	to	35.10
2008	760,213	8.8544	to	12.3428	9,053,263	0.28	1.30	to	2.30	(39.44)	to	(38.81)
2007	870,402	14.5452	to	20.1827	17,001,852	0.17	1.30	to	2.30	(3.67)	to	(2.68)
2006	925,673	14.9139	to	20.7493	18,678,581	0.02	1.30	to	2.30	12.03	to	13.17
PRA
2010	457,711	11.9181	to	12.5294	5,600,897	7.57	1.35	to	2.30	10.49	to	11.57
2009	380,342	10.7865	to	11.2306	4,188,531	7.02	1.35	to	2.30	18.78	to	19.93
2008	411,581	9.1402	to	9.3641	3,799,922	6.07	1.35	to	2.10	(17.62)	to	(16.98)
2007	340,476	11.0947	to	11.2797	3,802,578	8.56	1.35	to	2.25	5.88	to	6.86
2006	192,534	10.4068	to	10.5620	2,021,607	6.50	1.35	to	2.25	2.31	to	3.25
PCR
2010	6,649,829	10.8013	to	11.4155	74,448,884	15.26	1.30	to	2.35	4.75	to	22.91
2009	6,636,017	8.8825	to	9.2879	60,651,115	6.19	1.30	to	2.35	38.20	to	39.69
2008	5,813,511	6.3854	to	6.6490	38,163,263	6.32	1.30	to	2.55	(45.23)	to	(44.52)
2007	977,885	11.7108	to	11.9855	11,610,424	4.99	1.30	to	2.35	20.33	to	21.63
2006	494,790	9.7092	to	9.8541	4,852,130	6.00	1.30	to	2.30	(5.32)	to	(4.36)
PMB
2010	1,018,985	15.5140	to	24.6843	24,113,288	4.90	1.30	to	2.30	(0.27)	to	10.71
2009	763,094	14.1130	to	22.3073	16,175,720	5.93	1.30	to	2.30	27.59	to	28.89
2008	593,875	11.0277	to	17.3159	9,715,387	6.51	1.30	to	2.15	(16.44)	to	(15.71)
2007	635,006	13.1766	to	20.5534	12,385,714	5.76	1.30	to	2.25	3.43	to	4.44
2006	534,239	12.6765	to	19.6898	9,997,829	5.39	1.30	to	2.25	6.82	to	7.86
6TT
2010	52,768,623	11.5909	to	11.7375	616,967,109	4.55	1.35	to	2.25	1.27	to	9.84
2009[7]	2,068,926	10.6560	to	10.6863	22,080,454	1.16	1.35	to	2.10	6.56	to	6.86
PRR
2010	8,101,705	12.4675	to	15.1880	118,890,037	1.45	1.30	to	2.35	5.57	to	6.71
2009	8,961,667	11.6153	to	14.2408	123,731,443	3.07	1.30	to	2.35	15.61	to	16.86
2008	9,486,271	10.1007	to	12.1928	112,568,613	3.52	1.30	to	2.55	(9.43)	to	(8.27)
2007	4,125,528	11.0670	to	13.2982	53,416,156	4.64	1.30	to	2.35	8.05	to	9.22
2006	3,162,459	10.1108	to	12.1816	37,613,046	4.23	1.30	to	2.35	(1.65)	to	(0.59)
PTR
2010	28,187,212	13.0311	to	15.3681	420,201,410	2.41	1.30	to	2.55	5.36	to	6.71
2009	29,012,388	12.3681	to	14.4089	406,911,559	5.19	1.30	to	2.55	11.16	to	12.59
2008	26,948,277	11.1260	to	12.8042	337,147,301	4.48	1.30	to	2.55	2.12	to	3.44
2007	20,114,681	10.8948	to	12.3852	243,883,703	4.78	1.30	to	2.55	5.97	to	7.34
2006	6,231,960	10.2806	to	11.5442	70,316,909	4.41	1.30	to	2.55	1.21	to	2.51
3XX
2010	242,013	11.9196	to	12.1212	2,915,660	0.01	1.35	to	2.10	2.33	to	3.11
2009	135,214	11.6483	to	11.7554	1,584,405	4.28	1.35	to	2.10	26.54	to	27.51
2008[6]	7,549	9.2051	to	9.2190	69,521	0.25	1.35	to	2.10	(7.95)	to	(7.81)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
5XX
2010	13,213,863	$ 11.0947	to	$ 11.3458	$ 148,879,348	0.99%	1.35%	to	2.35%	0.33%	to	3.49%
2009	6,788,906	10.8299	to	10.9627	74,125,443	1.73	1.35	to	2.35	5.81	to	6.89
2008[6]	260,820	10.2403	to	10.2557	2,673,696	0.63	1.35	to	2.10	2.40	to	2.56
SBI
2010[5]	107	10.0305	to	10.0305	1,073	-	1.65			0.30
SSA
2010	1,555,115	9.4891	to	10.7582	15,434,805	-	1.30	to	2.30	1.39	to	14.94
2009	1,251,695	8.3399	to	9.3596	10,849,906	0.97	1.30	to	2.30	18.07	to	19.28
2008	645,382	7.0636	to	7.8469	4,695,884	0.39	1.30	to	2.30	(38.60)	to	(37.97)
2007	643,565	11.5044	to	12.6500	7,577,757	0.69	1.30	to	2.30	(8.24)	to	(7.30)
2006	403,028	12.4447	to	13.6457	5,143,745	1.56	1.30	to	2.30	17.03	to	18.22
VSC
2010	12,976,175	9.5147	to	9.9126	126,734,777	0.12	1.30	to	2.35	1.49	to	22.46
2009	15,857,749	7.8530	to	8.0945	126,954,591	0.06	1.30	to	2.35	33.29	to	34.72
2008	18,181,464	5.8697	to	6.0083	108,453,439	0.02	1.30	to	2.55	(39.72)	to	(38.95)
2007[8]	10,111,572	9.7546	to	9.8411	99,172,712	-	1.30	to	2.35	(2.45)	to	(1.59)
2XX
2010	809,572	14.1248	to	14.3637	11,548,624	-	1.35	to	2.10	1.08	to	19.70
2009	525,999	11.8545	to	12.0001	6,287,736	0.46	1.35	to	2.35	27.01	to	28.31
2008[6]	22,414	9.3391	to	9.3523	209,422	0.22	1.35	to	2.05	(6.61)	to	(6.48)
SVV
2010	27,094,644	8.8470	to	9.1989	245,751,191	0.24	1.30	to	2.30	1.24	to	11.21
2009	26,677,319	8.0247	to	8.2714	218,376,327	0.18	1.30	to	2.35	25.99	to	27.34
2008	12,154,042	6.3694	to	6.4953	78,407,076	0.77	1.30	to	2.35	(39.39)	to	(38.74)
2007[8]	2,540,048	10.5313	to	10.5978	26,839,611	0.52	1.35	to	2.10	5.31	to	5.98
SGC
2010	6,122,866	10.1961	to	10.5682	63,936,768	-	1.30	to	2.55	19.02	to	20.54
2009	7,455,297	8.5669	to	8.7673	64,864,952	1.22	1.30	to	2.55	22.48	to	24.05
2008[4]	215,255	7.0092	to	7.0676	1,517,022	2.11	1.30	to	2.30	(29.91)	to	(29.32)
S13
2010	2,387,778	10.2409	to	10.4631	24,767,620	-	1.35	to	2.10	1.52	to	19.98
2009	2,035,236	8.6010	to	8.7209	17,646,515	1.35	1.35	to	2.10	22.75	to	23.69
2008[4]	461,987	7.0070	to	7.0506	3,248,365	1.40	1.35	to	2.10	(29.93)	to	(29.49)
SDC
2010	61,117,799	10.1910	to	10.5627	638,001,577	1.51	1.30	to	2.55	(0.20)	to	1.08
2009	64,647,414	10.2112	to	10.4496	670,446,089	1.95	1.30	to	2.55	1.13	to	2.43
2008[4]	3,609,661	10.0968	to	10.2017	36,702,316	2.00	1.30	to	2.55	0.97	to	2.02
S15
2010	13,481,729	10.2516	to	10.4739	139,938,767	1.22	1.35	to	2.10	0.01	to	0.78
2009	9,776,996	10.2503	to	10.3929	101,017,700	1.78	1.35	to	2.10	1.35	to	2.12
2008[4]	5,738,613	10.1141	to	10.1769	58,238,982	1.67	1.35	to	2.10	1.14	to	1.77
7XX
2010	100,466,095	13.2989	to	13.5846	1,355,951,680	0.99	1.35	to	2.30	0.96	to	10.31
2009	43,431,451	12.1726	to	12.3144	532,922,757	0.03	1.35	to	2.30	20.80	to	21.98
2008[6]	3,745,513	10.0806	to	10.0958	37,790,183	-	1.35	to	2.10	0.81	to	0.96

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
6XX
2010	56,794,830	$ 12.3121	to	$ 12.5907	$ 710,247,154	1.32%	1.35%	to	2.35%	0.66%	to	8.16%
2009	29,850,497	11.4993	to	11.6404	346,182,096	0.04	1.35	to	2.35	16.42	to	17.61
2008[6]	3,332,280	9.8788	to	9.8977	32,962,278	-	1.35	to	2.30	(1.21)	to	(1.02)
8XX
2010	38,504,662	14.0152	to	14.3163	547,564,582	1.34	1.35	to	2.30	1.11	to	12.08
2009	33,055,520	12.6336	to	12.7730	420,654,948	0.03	1.35	to	2.25	23.90	to	25.04
2008[6]	3,096,720	10.2006	to	10.2150	31,612,159	-	1.35	to	2.05	2.01	to	2.15
1XX
2010	690,018	14.2309	to	14.5204	9,947,413	-	1.35	to	2.25	1.09	to	24.16
2009	505,244	11.5527	to	11.6946	5,885,588	-	1.35	to	2.35	28.30	to	29.61
2008[6]	46,329	9.0099	to	9.0227	417,717	-	1.35	to	2.05	(9.90)	to	(9.77)
SLC
2010	37,839,785	9.4413	to	9.7860	365,984,873	-	1.30	to	2.55	14.20	to	15.66
2009	44,880,071	8.2672	to	8.4607	376,858,237	0.68	1.30	to	2.55	14.84	to	16.31
2008[4]	41,059	7.2019	to	7.2710	297,731	1.73	1.35	to	2.50	(27.98)	to	(27.29)
S12
2010	1,310,468	9.4899	to	9.6958	12,595,699	-	1.35	to	2.10	1.96	to	15.36
2009	1,035,946	8.2892	to	8.4047	8,658,196	0.53	1.35	to	2.10	14.94	to	15.82
2008[4]	257,078	7.2115	to	7.2565	1,860,629	1.47	1.35	to	2.10	(27.88)	to	(27.44)
S14
2010	2,507,888	11.8365	to	12.1976	30,197,858	7.11	1.30	to	2.35	0.56	to	10.96
2009	2,122,320	10.7816	to	10.9924	23,125,087	8.28	1.30	to	2.35	27.37	to	28.74
2008[4]	1,225,378	8.4648	to	8.5386	10,424,727	6.30	1.30	to	2.35	(15.35)	to	(14.61)
4XX
2010	37,284,808	11.7482	to	12.0005	444,483,583	1.98	1.35	to	2.30	0.47	to	5.83
2009	19,960,844	11.2092	to	11.3398	225,495,970	2.17	1.35	to	2.30	6.13	to	7.16
2008[6]	1,540,689	10.5661	to	10.5820	16,292,247	0.26	1.35	to	2.10	5.66	to	5.82
S16
2010	3,345,323	11.3017	to	11.6302	38,555,488	-	1.35	to	2.35	1.63	to	21.13
2009	4,026,257	9.4258	to	9.6104	38,434,290	0.03	1.30	to	2.35	26.90	to	28.27
2008[4]	3,999,122	7.4152	to	7.4925	29,871,985	0.25	1.30	to	2.55	(25.85)	to	(25.08)
LGF
2010	569,042	8.7830	to	9.1019	5,093,897	0.05	1.35	to	2.10	0.85	to	17.59
2009	455,382	7.5264	to	7.7405	3,477,756	0.23	1.35	to	2.10	34.20	to	35.23
2008	304,806	5.6083	to	5.7240	1,727,419	-	1.35	to	2.10	(45.48)	to	(45.06)
2007	223,425	10.2859	to	10.4178	2,312,144	-	1.35	to	2.10	4.53	to	5.33
2006[9]	80,896	9.8104	to	9.8937	797,765	-	1.35	to	2.10	(1.60)	to	(1.10)
SC3
2010	320,946	14.8160	to	18.4073	5,520,469	11.07	1.35	to	2.55	12.34	to	13.73
2009	423,229	13.1880	to	16.2432	6,441,422	3.54	1.35	to	2.55	26.77	to	28.33
2008	536,020	10.4035	to	12.7026	6,378,152	2.15	1.35	to	2.55	(46.15)	to	(45.48)
2007	608,427	19.3181	to	23.3818	13,338,079	1.33	1.35	to	2.55	(15.36)	to	(14.31)
2006	769,769	22.8241	to	27.3850	19,831,254	1.58	1.35	to	2.55	35.43	to	37.09

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Expense Ratio			Total Return
	Units	lowest to highest			Assets	Ratio[1]	lowest to highest[2]			lowest to highest[3]
SRE
2010	10,929,59310,929,593	$ 11.3996	to	$ 12.4068	$ 132,272,111	10.38%	1.30%	to	2.55%	2.60%	to	13.45%
2009	12,079,423	10.1769	to	10.9415	129,349,823	3.06	1.30	to	2.55	26.51	to	28.14
2008	14,063,340	8.0442	to	8.5432	117,968,404	1.95	1.30	to	2.55	(46.31)	to	(45.61)
2007	10,404,402	14.9817	to	15.7163	161,037,838	1.28	1.30	to	2.55	(15.56)	to	(14.47)
2006	5,480,387	17.7423	to	18.3844	99,533,635	1.38	1.30	to	2.55	35.12	to	36.85
IGB
2010	10,165,312	11.1662	to	11.9811	119,314,751	3.25	1.30	to	2.35	0.18	to	6.11
2009	5,428,936	10.6366	to	11.2972	60,077,481	4.11	1.30	to	2.35	17.79	to	19.05
2008	2,115,205	9.0304	to	9.4941	19,711,311	5.41	1.30	to	2.35	(14.75)	to	(13.83)
2007	2,196,971	10.5929	to	11.0236	23,839,225	4.94	1.30	to	2.35	1.07	to	2.16
2006	821,108	10.4189	to	10.7963	8,748,658	5.05	1.30	to	2.30	2.73	to	3.78
CMM
2010	11,093,798	9.4938	to	10.4923	113,075,492	0.00	1.30	to	2.30	(2.30)	to	(0.07)
2009	10,657,224	9.7534	to	10.6359	110,636,803	0.01	1.30	to	2.10	(2.09)	to	(1.29)
2008	4,996,815	9.9446	to	10.7798	52,722,915	1.26	1.30	to	2.30	(0.55)	to	0.62
2007	161,444	10.5037	to	10.7137	1,712,816	4.50	1.35	to	2.05	2.46	to	3.19
2006	119,244	10.1589	to	10.3821	1,230,135	4.30	1.35	to	2.05	2.21	to	2.93
WTF
2010	62,686	14.3506	to	15.1320	930,311	0.57	1.35	to	2.25	23.72	to	24.86
2009	93,745	11.5992	to	12.1194	1,117,650	-	1.35	to	2.25	62.45	to	63.94
2008	137,209	7.1403	to	7.3924	1,001,434	-	1.35	to	2.25	(50.22)	to	(49.75)
2007	109,329	14.3426	to	14.7127	1,593,216	-	1.35	to	2.25	6.92	to	7.91
2006	76,127	13.3415	to	13.6344	1,031,416	0.29	1.35	to	2.25	17.02	to	18.09
USC
2010	4,696	11.9677	to	12.2534	56,768	-	1.65	to	2.05	20.83	to	21.32
2009	5,209	9.9049	to	10.1001	52,040	-	1.65	to	2.05	39.31	to	39.88
2008	5,569	7.1099	to	7.2205	39,860	-	1.65	to	2.05	(40.93)	to	(40.69)
2007	5,229	12.0360	to	12.1732	63,311	-	1.65	to	2.05	3.22	to	3.64
2006	2,650	11.7457	to	11.7457	31,111	0.13	1.65				6.10

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

2 Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

3 Ratio represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented.

4 For the period March 10, 2008 (commencement of operations) through December 31, 2008.

5 Commencement of operations in 2006; first activity in 2010.

6 For the period October 6, 2008 (commencement of operations) through December 31, 2008.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F (REGATTA)
(A Separate Account of Sun Life Assurance Company of Canada (U.S.))

9. FINANCIAL HIGHLIGHTS (CONTINUED)

7 For the period August 17, 2009 (commencement of operations) through December 31, 2009.

8 For the period March 5, 2007 (commencement of operations) through December 31, 2007.

9 For the period May 1, 2006 (commencement of operations) through December 31, 2006.

10 For the period May 4, 2009 (commencement of operations) through December 31, 2009.

11 Commencement of operations was December 17, 2007; first activity in 2008.

10. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.